UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

November 30, 2007

1.810690.103

SEI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	21,842	$ 609,829
American Axle & Manufacturing Holdings, Inc.	42,773	988,912
Amerigon, Inc. (a)	23,891	436,727
Amerityre Corp. (a)(d)	29,329	68,923
ArvinMeritor, Inc.	79,316	801,885
BorgWarner, Inc.	53,335	5,152,694
Cooper Tire & Rubber Co.	55,555	854,436
Dorman Products, Inc. (a)	2,806	39,312
Drew Industries, Inc. (a)	19,046	520,337
Exide Technologies (a)(d)	79,119	556,207
Fuel Systems Solutions, Inc. (a)	12,638	186,284
GenTek, Inc. (a)	9,509	285,270
Gentex Corp.	131,778	2,611,840
Hawk Corp. Class A (a)	3,526	56,275
Hayes Lemmerz International, Inc. (a)	129,780	535,991
Lear Corp. (a)	58,863	1,732,927
Modine Manufacturing Co.	27,539	560,143
Noble International Ltd.	18,873	308,007
Proliance International, Inc. (a)	3,337	9,243
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	11,619	7,320
Sauer-Danfoss, Inc.	10,641	258,576
Shiloh Industries, Inc.	7,998	78,780
Spartan Motors, Inc.	30,723	306,616
Standard Motor Products, Inc.	9,163	67,898
Stoneridge, Inc. (a)	21,118	175,702
Strattec Security Corp.	1,213	53,857
Superior Industries International, Inc. (d)	23,559	436,313
Tenneco, Inc. (a)	41,435	1,226,062
TRW Automotive Holdings Corp. (a)	47,769	1,072,414
Visteon Corp. (a)	115,472	508,077
WABCO Holdings, Inc.	52,700	2,474,792
		22,981,649
Automobiles - 0.1%
Coachmen Industries, Inc.	14,942	78,744
Fleetwood Enterprises, Inc. (a)	65,521	358,400
Monaco Coach Corp.	23,075	208,367
Thor Industries, Inc.	34,161	1,204,175
Winnebago Industries, Inc.	27,655	595,136
		2,444,822
Distributors - 0.1%
Amcon Distributing Co. (a)	1,022	41,647
Aristotle Corp. (a)	3,170	38,357
Audiovox Corp. Class A (a)	17,037	217,562
Building Materials Holding Corp. (d)	25,698	146,993
Core-Mark Holding Co., Inc. (a)	7,539	202,271
Design Within Reach, Inc. (a)	7,015	27,779
DXP Enterprises, Inc. (a)	5,096	236,200
Handleman Co. (d)	16,324	36,076

	Shares	Value
LKQ Corp. (a)	57,317	$ 2,276,058
Source Interlink Companies, Inc. (a)	25,121	50,493
		3,273,436
Diversified Consumer Services - 0.9%
American Public Education, Inc.	4,034	170,638
Bright Horizons Family Solutions, Inc. (a)	27,601	1,043,042
Capella Education Co.	10,194	717,861
Career Education Corp. (a)	84,255	2,420,646
Carriage Services, Inc. Class A (a)	9,225	98,431
Coinstar, Inc. (a)	24,128	630,465
Collectors Universe, Inc.	1,240	17,360
Corinthian Colleges, Inc. (a)	87,386	1,525,760
CPI Corp.	3,642	101,102
DeVry, Inc.	55,059	3,027,144
EVCI Career Colleges, Inc. (a)	343	247
Home Solutions America, Inc. (a)(d)	32,603	34,559
INVESTools, Inc. (a)	40,461	625,122
ITT Educational Services, Inc. (a)	38,085	4,308,937
Jackson Hewitt Tax Service, Inc.	27,794	896,357
Mace Security International, Inc. (a)	8,918	18,371
Matthews International Corp. Class A	28,495	1,257,769
Nobel Learning Communities, Inc. (a)	2,715	39,340
Pre-Paid Legal Services, Inc. (a)	11,474	573,815
Princeton Review, Inc. (a)	7,132	54,132
Regis Corp.	42,201	1,240,287
Service Corp. International	265,386	3,524,326
Sotheby's Class A (ltd. vtg.)	62,873	2,354,594
Steiner Leisure Ltd. (a)	17,289	738,240
Stewart Enterprises, Inc. Class A	88,229	723,478
Strayer Education, Inc.	14,184	2,565,318
Universal Technical Institute, Inc. (a)	27,449	483,926
Weight Watchers International, Inc.	36,503	1,743,018
		30,934,285
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a)	34,768	379,319
Ambassadors Group, Inc.	15,867	291,001
Ambassadors International, Inc. (d)	7,395	88,888
American Wagering, Inc. (a)	4,600	5,060
Ameristar Casinos, Inc.	20,204	634,204
ARK Restaurants Corp.	5,734	211,011
Bally Technologies, Inc. (a)	45,707	1,905,982
Benihana, Inc. Class A (sub. vtg.) (a)	10,026	140,364
BJ's Restaurants, Inc. (a)(d)	20,082	357,259
Bluegreen Corp. (a)	15,202	109,150
Bob Evans Farms, Inc.	31,313	965,693
Boyd Gaming Corp.	53,566	2,074,076
Brinker International, Inc.	103,009	2,372,297
Buca, Inc. (a)	5,333	6,080
Buffalo Wild Wings, Inc. (a)(d)	17,260	498,987
Burger King Holdings, Inc.	50,698	1,333,357
California Pizza Kitchen, Inc. (a)	27,163	432,163
Carrols Restaurant Group, Inc. (d)	13,945	148,793
CBRL Group, Inc.	21,251	711,058
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CEC Entertainment, Inc. (a)	28,600	$ 815,100
Cedar Fair LP (depository unit)	45,526	1,085,795
Century Casinos, Inc. (a)(d)	29,959	186,045
Chipotle Mexican Grill, Inc. Class A (a)(d)	30,239	4,026,323
Choice Hotels International, Inc.	34,766	1,204,642
Churchill Downs, Inc.	11,663	612,074
CKE Restaurants, Inc. (d)	55,663	813,793
Cosi, Inc. (a)(d)	50,022	118,052
Denny's Corp. (a)	103,524	424,448
Domino's Pizza, Inc.	40,766	565,017
Dover Downs Gaming & Entertainment, Inc.	19,410	214,481
Dover Motorsports, Inc.	22,686	154,265
Einstein Noah Restaurant Group, Inc.	5,000	89,250
Empire Resorts, Inc. (a)(d)	29,497	105,894
Famous Dave's of America, Inc. (a)	10,737	148,600
Frisch's Restaurants, Inc.	2,711	74,959
Gaylord Entertainment Co. (a)	38,773	1,630,792
Great Wolf Resorts, Inc. (a)	38,009	411,257
IHOP Corp. (d)	17,704	898,301
International Speedway Corp. Class A	35,090	1,495,185
Interstate Hotels & Resorts, Inc. (a)	17,282	80,707
Isle of Capri Casinos, Inc. (a)(d)	25,751	450,127
Jack in the Box, Inc. (a)	56,988	1,706,791
Jamba, Inc. (a)(d)	20,639	70,585
Krispy Kreme Doughnuts, Inc. (a)(d)	54,754	146,193
Landry's Restaurants, Inc. (d)	12,835	303,163
Las Vegas Sands Corp. (a)	97,981	11,111,045
Life Time Fitness, Inc. (a)(d)	32,583	1,769,909
Littlefield Corp. (a)	600	840
Lodgian, Inc. (a)	30,634	351,066
Luby's, Inc. (a)	27,286	298,236
Marcus Corp.	18,741	337,713
Max & Erma's Restaurants, Inc. (a)	2,608	6,520
McCormick & Schmick's Seafood Restaurants (a)	12,159	178,251
MGM Mirage, Inc. (a)(d)	112,057	9,692,931
Monarch Casino & Resort, Inc. (a)	14,183	362,801
Morgans Hotel Group Co. (a)	34,281	633,856
Morton's Restaurant Group, Inc. (a)	8,711	100,002
MTR Gaming Group, Inc. (a)	23,573	163,125
Multimedia Games, Inc. (a)(d)	34,474	273,724
O'Charleys, Inc.	29,511	440,009
Orient Express Hotels Ltd. Class A	36,293	2,246,900
P.F. Chang's China Bistro, Inc. (a)(d)	23,366	597,936
Panera Bread Co. Class A (a)(d)	31,349	1,256,154
Papa John's International, Inc. (a)	22,475	529,286
Peet's Coffee & Tea, Inc. (a)(d)	16,921	452,129
Penn National Gaming, Inc. (a)	68,724	4,092,514
Pinnacle Entertainment, Inc. (a)	56,457	1,549,745

	Shares	Value
Premier Exhibitions, Inc. (a)(d)	16,798	$ 182,762
Progressive Gaming International Corp. (a)(d)	36,971	88,730
Red Lion Hotels Corp. (a)	13,529	129,878
Red Robin Gourmet Burgers, Inc. (a)	12,651	500,474
Riviera Holdings Corp. (a)	9,800	267,540
Royal Caribbean Cruises Ltd.	127,573	5,174,361
Rubio's Restaurants, Inc. (a)	3,930	38,396
Ruby Tuesday, Inc.	49,115	643,898
Ruth's Chris Steak House, Inc. (a)	15,729	190,321
Scientific Games Corp. Class A (a)(d)	66,898	2,166,826
Shuffle Master, Inc. (a)(d)	35,674	476,961
Silverleaf Resorts, Inc. (a)	16,000	83,840
Six Flags, Inc. (a)(d)	81,962	191,791
Sonic Corp. (a)	64,240	1,567,456
SPEEDUS Corp. (a)	1,900	855
Speedway Motorsports, Inc.	12,671	427,646
Steak n Shake Co. (a)	28,073	324,805
Texas Roadhouse, Inc. Class A (a)	51,113	643,513
The Cheesecake Factory, Inc. (a)(d)	64,435	1,500,691
Town Sports International Holdings, Inc. (a)	11,158	112,696
Triarc Companies, Inc. Class B	66,579	559,929
Trump Entertainment Resorts, Inc. (a)(d)	22,714	117,431
Vail Resorts, Inc. (a)(d)	29,367	1,630,162
VCG Holding Corp. (a)	18,692	191,593
WMS Industries, Inc. (a)(d)	39,677	1,325,212
Wynn Resorts Ltd.	57,239	7,265,919
Youbet.com, Inc. (a)	30,676	34,357
		92,779,316
Household Durables - 1.2%
American Greetings Corp. Class A	49,737	1,156,883
Avatar Holdings, Inc. (a)(d)	6,380	277,913
Bassett Furniture Industries, Inc.	8,703	77,457
Beazer Homes USA, Inc. (d)	36,415	309,163
Blyth, Inc.	27,359	538,152
Brookfield Homes Corp. (d)	9,444	159,226
California Coastal Communities, Inc. (a)	7,836	46,232
Cavalier Homes, Inc. (a)	13,027	26,575
Cavco Industries, Inc. (a)	8,826	333,093
Champion Enterprises, Inc. (a)(d)	73,058	658,983
Cobra Electronics Corp.	1,132	6,158
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	3,213
Craftmade International, Inc.	2,794	22,212
CSS Industries, Inc.	8,769	347,077
Directed Electronics, Inc. (a)	13,160	24,872
Dixie Group, Inc. (a)	6,499	58,491
Dominion Homes, Inc. (a)(d)	2,526	1,718
Emerson Radio Corp. (a)	9,263	12,968
Ethan Allen Interiors, Inc.	29,545	843,805
Flexsteel Industries, Inc.	3,192	40,794
Furniture Brands International, Inc. (d)	52,886	535,735
Garmin Ltd.	119,769	12,857,202
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Helen of Troy Ltd. (a)	25,072	$ 454,555
Hooker Furniture Corp.	10,379	174,575
Hovnanian Enterprises, Inc. Class A (a)(d)	43,491	328,792
Icahn Enterprises LP	5,579	670,875
iRobot Corp. (a)(d)	9,004	144,244
Jarden Corp. (a)	65,589	1,728,926
Kimball International, Inc. Class B	25,065	334,367
La-Z-Boy, Inc. (d)	52,536	286,847
Lenox Group, Inc. (a)	11,079	31,132
Levitt Corp. Class A	10,641	18,409
Libbey, Inc.	18,245	282,980
Lifetime Brands, Inc. (d)	12,011	153,981
M.D.C. Holdings, Inc.	33,263	1,177,178
M/I Homes, Inc.	15,338	153,840
Meritage Homes Corp. (a)(d)	26,425	361,230
Mohawk Industries, Inc. (a)(d)	51,351	4,130,674
National Presto Industries, Inc.	7,882	426,889
NVR, Inc. (a)(d)	4,424	2,176,608
Orleans Homebuilders, Inc. (d)	4,454	22,448
Palm Harbor Homes, Inc. (a)(d)	9,454	106,641
Russ Berrie & Co., Inc. (a)	6,705	111,303
Ryland Group, Inc. (d)	38,725	890,675
Sealy Corp., Inc. (d)	38,709	504,765
Skyline Corp.	6,866	232,757
Standard Pacific Corp. (d)	55,509	192,061
Stanley Furniture Co., Inc.	12,350	138,567
Syntax-Brillian Corp. (a)(d)	76,071	221,367
Tempur-Pedic International, Inc.	67,801	2,013,012
Toll Brothers, Inc. (a)	122,585	2,533,832
TOUSA, Inc. (d)	9,819	1,129
Tupperware Brands Corp.	58,364	2,035,736
Universal Electronics, Inc. (a)	13,861	512,164
WCI Communities, Inc. (a)(d)	35,440	119,078
		41,009,559
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	19,046	199,412
Audible, Inc. (a)	21,878	252,253
Blue Nile, Inc. (a)(d)	13,568	1,001,454
Bluefly, Inc. (a)	1,778	1,600
dELiA*s, Inc. (a)	18,288	62,179
Drugstore.com, Inc. (a)	71,510	218,821
eDiets.com, Inc. (a)(d)	14,028	74,068
FTD Group, Inc.	28,982	388,359
Gaiam, Inc. Class A (a)	15,653	368,628
GSI Commerce, Inc. (a)	18,751	489,776
Hollywood Media Corp. (a)	26,946	71,676
Liberty Media Corp. - Interactive Series A (a)	614,067	12,373,450
Netflix, Inc. (a)(d)	51,730	1,194,963
NutriSystem, Inc. (a)(d)	33,719	848,033

	Shares	Value
Orbitz Worldwide, Inc.	28,000	$ 224,000
Overstock.com, Inc. (a)(d)	13,725	318,008
PC Mall, Inc. (a)	3,555	38,643
PetMed Express, Inc. (a)	20,357	259,348
PhotoWorks, Inc. (a)	1,628	944
Priceline.com, Inc. (a)(d)	31,852	3,624,758
RedEnvelope, Inc. (a)	5,119	27,847
Shutterfly, Inc. (a)	15,049	428,746
Sport Supply Group, Inc.	9,387	95,747
Stamps.com, Inc. (a)	24,970	317,119
Systemax, Inc. (d)	10,200	201,450
US Auto Parts Network, Inc.	28,450	236,135
ValueVision Media, Inc. Class A (a)(d)	31,268	205,743
Varsity Group, Inc. (a)	4,794	1,342
		23,524,502
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	9,544	19,565
Arctic Cat, Inc.	18,451	196,872
Callaway Golf Co.	62,625	1,068,383
Cybex International, Inc. (a)	14,718	68,439
Escalade, Inc.	6,336	59,305
Fairchild Corp. Class A (a)	9,497	22,983
Gametech International, Inc. (a)	13,061	101,484
JAKKS Pacific, Inc. (a)	26,514	669,213
Johnson Outdoors, Inc. Class A	1,929	44,444
Leapfrog Enterprises, Inc. Class A (a)	23,870	159,929
Marine Products Corp.	11,382	83,772
MarineMax, Inc. (a)(d)	22,612	369,706
Meade Instruments Corp. (a)	4,023	5,190
Nautilus, Inc. (d)	27,540	158,355
Polaris Industries, Inc. (d)	32,449	1,478,376
Pool Corp. (d)	47,400	1,010,568
RC2 Corp. (a)	19,370	563,280
Smith & Wesson Holding Corp. (a)(d)	25,141	250,404
Steinway Musical Instruments, Inc.	10,524	297,303
Sturm Ruger & Co., Inc. (a)	29,607	273,865
		6,901,436
Media - 3.5%
4Kids Entertainment, Inc. (a)	18,966	237,075
ACME Communications, Inc.	6,362	19,849
Alloy, Inc. (a)	9,144	61,722
Arbitron, Inc.	28,999	1,155,610
Ballantyne of Omaha, Inc. (a)	30	174
Beasley Broadcast Group, Inc. Class A	4,117	28,819
Belo Corp. Series A	78,632	1,302,146
Cablevision Systems Corp. - NY Group Class A (a)	217,325	5,874,295
Carmike Cinemas, Inc.	16,956	200,081
Charter Communications, Inc. Class A (a)(d)	365,261	482,145
Cinemark Holdings, Inc.	38,239	638,209
Citadel Broadcasting Corp.	158,912	365,498
CKX, Inc. (a)(d)	43,732	530,469
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Outdoor Holding, Inc. Class A (a)	36,299	$ 989,511
Courier Corp.	12,569	413,143
Cox Radio, Inc. Class A (a)	34,485	406,233
Crown Media Holdings, Inc. Class A (a)(d)	4,844	35,216
Cumulus Media, Inc. Class A (a)(d)	33,745	283,795
DG FastChannel, Inc. (a)	15,830	309,635
Discovery Holding Co. Class A (a)	266,533	6,519,397
Dolan Media Co.	15,521	411,307
DreamWorks Animation SKG, Inc. Class A (a)	65,782	1,730,067
EchoStar Communications Corp. Class A (a)	192,034	8,276,665
EMAK Worldwide, Inc. (a)	3,798	4,861
Emmis Communications Corp. Class A	64,360	277,392
Entercom Communications Corp. Class A	29,619	482,494
Entertainment Distribution Co., Inc. (a)	64,254	44,978
Entravision Communication Corp. Class A (a)	60,708	454,096
Fisher Communications, Inc. (a)	7,167	291,912
Franklin Electronic Publishers, Inc. (a)	2,339	7,742
GateHouse Media, Inc.	31,265	256,373
Gemstar-TV Guide International, Inc. (a)	221,834	1,308,821
Getty Images, Inc. (a)	48,873	1,424,648
Gray Television, Inc.	51,014	434,129
Harris Interactive, Inc. (a)	41,822	175,234
Harte-Hanks, Inc.	44,378	745,550
Hearst-Argyle Television, Inc.	22,579	442,097
Idearc, Inc.	131,424	2,486,542
Image Entertainment, Inc. (a)	7,100	27,832
Insignia Systems, Inc. (a)	4,959	15,125
Interactive Data Corp.	31,794	992,927
John Wiley & Sons, Inc. Class A	45,838	1,932,072
Journal Communications, Inc. Class A	53,079	483,019
Journal Register Co. (d)	48,545	106,799
Knology, Inc. (a)(d)	30,013	403,375
Lakes Entertainment, Inc. (a)	25,879	171,837
Lamar Advertising Co. Class A (d)	66,890	3,478,949
Lee Enterprises, Inc.	35,207	492,898
Liberty Global, Inc. Class A (a)	361,380	14,679,256
Liberty Media Corp. - Capital Series A (a)	123,649	14,721,650
LIN TV Corp. Class A (a)	30,902	346,720
Live Nation, Inc. (a)	62,532	839,179
LodgeNet Entertainment Corp. (a)(d)	18,769	360,365
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	21,694	220,194
Marvel Entertainment, Inc. (a)(d)	57,023	1,579,537
Media General, Inc. Class A	21,102	522,697
Mediacom Communications Corp. Class A (a)	57,905	261,152

	Shares	Value
Morningstar, Inc. (a)	9,196	$ 748,095
National CineMedia, Inc.	43,280	1,197,990
National Lampoon, Inc. (a)	1,200	3,000
Navarre Corp. (a)	29,406	62,047
New Frontier Media, Inc.	31,250	151,563
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	34,774
NTN Communications, Inc. (a)	16,316	10,605
Outdoor Channel Holdings, Inc. (a)	22,403	156,373
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	26,218	246,711
Point.360 (a)	2,433	4,744
PRIMEDIA, Inc.	26,029	213,438
R.H. Donnelley Corp. (a)	66,218	2,941,404
Radio One, Inc.:
Class A (a)	3,425	6,816
Class D (non-vtg.) (a)	59,150	120,666
RCN Corp.	41,731	605,934
Reading International, Inc. Class A (a)	10,681	106,810
Regal Entertainment Group Class A	71,702	1,418,983
Regent Communication, Inc. (a)	13,099	27,115
Rentrak Corp. (a)	6,275	87,850
Saga Communications, Inc. Class A (a)	5,932	40,516
Salem Communications Corp. Class A	6,831	54,648
Scholastic Corp. (a)	32,573	1,147,873
Sinclair Broadcast Group, Inc. Class A	58,660	607,131
Sirius Satellite Radio, Inc. (a)(d)	1,241,722	4,755,795
Spanish Broadcasting System, Inc. Class A (a)(d)	67,440	129,485
SPAR Group, Inc. (a)	4,346	2,608
Sun-Times Media Group, Inc. Class A	65,094	65,094
The McClatchy Co. Class A (d)	51,124	690,685
Time Warner Cable, Inc. (a)	142,645	3,713,049
TiVo, Inc. (a)(d)	88,430	662,341
Traffix, Inc.	3,088	18,868
Triple Crown Media, Inc. (a)	2,789	12,662
Valassis Communications, Inc. (a)	47,531	586,057
Value Line, Inc.	523	21,631
Virgin Media, Inc.	270,799	5,145,181
Warner Music Group Corp. (d)	41,805	315,628
Washington Post Co. Class B	5,775	4,657,538
Westwood One, Inc.	76,419	145,960
World Wrestling Entertainment, Inc. Class A	21,245	334,821
WorldSpace, Inc. Class A (a)(d)	15,523	54,175
WPT Enterprises, Inc. (a)	6,993	15,105
XM Satellite Radio Holdings, Inc. Class A (a)(d)	290,279	4,528,352
Young Broadcasting, Inc. Class A (a)	4,865	6,860
		116,600,494
Multiline Retail - 0.2%
99 Cents Only Stores (a)	45,295	365,078
Dollar Tree Stores, Inc. (a)	91,386	2,619,123
Duckwall-ALCO Stores, Inc. (a)	5,890	174,226
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Fred's, Inc. Class A	37,592	$ 391,709
Gottschalks, Inc. (a)	13,746	52,510
Retail Ventures, Inc. (a)(d)	21,851	151,646
Saks, Inc.	111,932	2,305,799
The Bon-Ton Stores, Inc. (d)	10,212	119,276
Tuesday Morning Corp. (d)	37,215	276,880
		6,456,247
Specialty Retail - 2.5%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	337,174
Aaron Rents, Inc.	48,602	977,386
Advance Auto Parts, Inc.	92,913	3,341,151
Aeropostale, Inc. (a)	72,947	1,863,796
America's Car Mart, Inc. (a)	10,022	108,739
American Eagle Outfitters, Inc.	176,629	4,043,038
AnnTaylor Stores Corp. (a)	63,417	1,931,048
Asbury Automotive Group, Inc.	37,871	633,961
Barnes & Noble, Inc.	48,758	1,874,745
bebe Stores, Inc.	17,437	235,400
Big 5 Sporting Goods Corp.	20,787	341,530
Big Dog Holdings, Inc. (a)(d)	2,572	39,506
Blockbuster, Inc. Class A (a)(d)	154,797	552,625
Books-A-Million, Inc.	7,672	92,754
Borders Group, Inc.	62,605	783,189
Brown Shoe Co., Inc.	43,077	731,017
Build-A-Bear Workshop, Inc. (a)(d)	15,816	249,418
Cabela's, Inc. Class A (a)(d)	46,846	774,833
Cache, Inc. (a)	21,416	286,760
CarMax, Inc. (a)(d)	204,027	4,666,097
Casual Male Retail Group, Inc. (a)(d)	41,069	254,628
Charlotte Russe Holding, Inc. (a)	19,130	314,880
Charming Shoppes, Inc. (a)	119,389	660,221
Chico's FAS, Inc. (a)	168,814	1,909,286
Christopher & Banks Corp.	39,028	629,131
Citi Trends, Inc. (a)	13,118	202,673
Coldwater Creek, Inc. (a)(d)	51,990	428,918
Collective Brands, Inc. (a)	65,714	1,007,396
Conn's, Inc. (a)(d)	13,453	243,499
Cost Plus, Inc. (a)(d)	14,259	44,916
CSK Auto Corp. (a)	40,616	396,006
Deltek, Inc.	8,835	161,504
Dick's Sporting Goods, Inc. (a)(d)	76,347	2,386,607
Dress Barn, Inc. (a)	40,696	575,441
DSW, Inc. Class A (a)(d)	16,555	372,322
E Com Ventures, Inc. (a)(d)	1,076	21,854
Eddie Bauer Holdings, Inc. (a)(d)	34,117	228,243
Emerging Vision, Inc. (a)	5,700	1,368
Finish Line, Inc. Class A	42,728	160,230
Finlay Enterprises, Inc. (a)	2,122	6,302
Foot Locker, Inc.	142,133	1,854,836
Franklin Covey Co. (a)	19,359	135,319

	Shares	Value
Gamestop Corp. Class A (a)	138,464	$ 7,954,757
Gander Mountain Co. (a)(d)	2,718	13,182
Genesco, Inc. (a)	19,789	613,459
Group 1 Automotive, Inc.	23,602	634,422
Guess?, Inc.	51,552	2,419,335
Gymboree Corp. (a)	27,717	924,639
Haverty Furniture Companies, Inc.	20,972	178,262
hhgregg, Inc.	12,000	168,600
Hibbett Sports, Inc. (a)	27,021	578,790
Hot Topic, Inc. (a)	39,517	249,352
J. Crew Group, Inc. (a)(d)	42,300	2,032,515
Jo-Ann Stores, Inc. (a)	24,709	406,710
Jos. A. Bank Clothiers, Inc. (a)(d)	13,804	357,386
Kirkland's, Inc. (a)	4,549	3,412
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	226,543
Midas, Inc. (a)	16,843	275,888
Monro Muffler Brake, Inc.	25,338	533,872
Mothers Work, Inc. (a)	6,765	115,140
New York & Co., Inc. (a)	16,878	124,391
O'Reilly Automotive, Inc. (a)	109,218	3,588,903
Pacific Sunwear of California, Inc. (a)(d)	70,160	1,149,221
Penske Auto Group, Inc.	41,735	834,700
PetSmart, Inc.	130,389	3,713,479
Pick Ups Plus, Inc. (a)	73	0
Pier 1 Imports, Inc. (a)	85,092	350,579
Pomeroy IT Solutions, Inc. (a)	3,930	27,746
Rent-A-Center, Inc. (a)	67,681	958,363
Restoration Hardware, Inc. (a)	42,873	302,683
Rex Stores Corp. (a)	8,776	135,150
Ross Stores, Inc.	127,985	3,376,244
Sally Beauty Holdings, Inc. (a)	77,094	702,326
Select Comfort Corp. (a)(d)	47,386	504,187
Sharper Image Corp. (a)(d)	4,600	15,318
Shoe Carnival, Inc. (a)	10,052	117,005
Sonic Automotive, Inc. Class A (sub. vtg.)	26,246	606,545
Stage Stores, Inc.	43,898	742,754
Stein Mart, Inc.	22,556	122,254
Syms Corp. (d)	6,463	104,701
Talbots, Inc. (d)	18,650	289,262
The Buckle, Inc.	16,283	574,953
The Cato Corp. Class A (sub. vtg.)	42,134	634,538
The Children's Place Retail Stores, Inc. (a)	20,849	593,363
The Men's Wearhouse, Inc.	47,136	1,627,135
The Pep Boys - Manny, Moe & Jack	37,359	408,334
Tractor Supply Co. (a)(d)	30,048	1,232,569
Trans World Entertainment Corp. (a)	16,560	90,418
TravelCenters of America LLC (a)	16,738	252,744
Tween Brands, Inc. (a)(d)	27,587	694,641
Ulta Salon, Cosmetics & Fragrance, Inc.	6,447	165,946
Urban Outfitters, Inc. (a)	110,259	2,888,786
West Marine, Inc. (a)	18,151	160,273
Wet Seal, Inc. Class A (a)	80,362	171,171
Williams-Sonoma, Inc.	80,523	2,344,025
Wilsons Leather Experts, Inc. (a)	22,999	25,069
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp. (a)	2,614	$ 56,201
Zale Corp. (a)(d)	48,284	863,801
Zumiez, Inc. (a)(d)	16,813	467,401
		84,563,190
Textiles, Apparel & Luxury Goods - 0.8%
Ashworth, Inc. (a)	4,840	18,440
Carter's, Inc. (a)	51,360	1,152,005
Charles & Colvard Ltd. (d)	5,525	13,094
Cherokee, Inc.	10,151	319,858
Columbia Sportswear Co. (d)	15,887	762,735
Crocs, Inc. (a)(d)	70,086	2,735,457
Culp, Inc. (a)	4,772	39,703
Deckers Outdoor Corp. (a)	12,130	1,748,782
Delta Apparel, Inc.	6,654	65,409
Forward Industries, Inc. (NY Shares) (a)	5,267	12,904
Fossil, Inc. (a)	41,276	1,788,902
G-III Apparel Group Ltd. (a)	17,169	246,719
Hanesbrands, Inc. (a)(d)	91,818	2,592,022
Hartmarx Corp. (a)	38,879	155,516
Heelys, Inc. (d)	13,425	81,758
Iconix Brand Group, Inc. (a)	56,043	1,277,220
Joe's Jeans, Inc. (a)	3,410	3,922
K-Swiss, Inc. Class A	24,306	441,154
Kellwood Co.	25,027	375,155
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	298,497
Maidenform Brands, Inc. (a)	15,537	203,069
Movado Group, Inc.	17,220	476,994
Oxford Industries, Inc.	14,226	352,378
Perry Ellis International, Inc. (a)	13,045	210,285
Phillips-Van Heusen Corp.	49,860	2,115,061
Quiksilver, Inc. (a)	123,224	1,306,174
R.G. Barry Corp. (a)	9,000	65,340
Rocky Brands, Inc. (a)	2,631	18,417
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,318	732,003
Steven Madden Ltd.	18,811	427,574
Superior Uniform Group, Inc.	4,343	49,076
Tandy Brands Accessories, Inc.	1,058	10,040
Tarrant Apparel Group (a)	9,692	10,855
Timberland Co. Class A (a)	46,306	753,862
True Religion Apparel, Inc. (a)(d)	10,785	187,875
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	26,758	1,329,337
Unifi, Inc. (a)	31,529	94,587
Unifirst Corp.	11,389	425,607
Volcom, Inc. (a)	13,237	357,002
Warnaco Group, Inc. (a)	43,497	1,605,039

	Shares	Value
Weyco Group, Inc.	9,210	$ 252,170
Wolverine World Wide, Inc.	53,361	1,321,752
		26,433,749
TOTAL CONSUMER DISCRETIONARY		457,902,685
CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	12,401	411,589
Central European Distribution Corp. (a)(d)	32,043	1,602,150
Coca-Cola Bottling Co. Consolidated	4,034	228,889
Hansen Natural Corp. (a)(d)	68,805	2,986,825
Jones Soda Co. (a)(d)	20,735	136,851
MGP Ingredients, Inc. (d)	12,581	103,416
National Beverage Corp.	13,356	98,834
PepsiAmericas, Inc.	56,457	1,911,069
Vermont Pure Holdings Ltd. (a)	4,384	7,146
		7,486,769
Food & Staples Retailing - 0.5%
Andersons, Inc.	15,227	645,929
Arden Group, Inc. Class A	749	107,863
BJ's Wholesale Club, Inc. (a)	60,591	2,269,133
Casey's General Stores, Inc.	49,455	1,434,195
Ingles Markets, Inc. Class A	12,038	286,384
Longs Drug Stores Corp.	29,849	1,579,609
Nash-Finch Co.	12,986	463,470
Pathmark Stores, Inc. (a)	33,844	436,588
Performance Food Group Co. (a)	37,458	1,037,212
Pricesmart, Inc.	21,057	628,130
Rite Aid Corp. (a)(d)	504,457	1,876,580
Ruddick Corp.	33,688	1,205,694
Spartan Stores, Inc.	26,862	604,395
Susser Holdings Corp.	10,293	242,709
The Great Atlantic & Pacific Tea Co. (a)(d)	18,454	554,543
The Pantry, Inc. (a)	19,706	567,336
United Natural Foods, Inc. (a)	38,239	1,120,020
Village Super Market, Inc. Class A	2,000	107,180
Weis Markets, Inc.	10,603	433,875
Winn-Dixie Stores, Inc. (a)	51,133	966,925
		16,567,770
Food Products - 1.3%
Alico, Inc.	3,393	150,615
B&G Foods, Inc. Class A	20,207	216,013
Bridgford Foods Corp. (a)	4,789	33,331
Bunge Ltd.	112,818	12,673,974
Cal-Maine Foods, Inc. (d)	15,000	369,450
Calavo Growers, Inc.	15,506	288,877
Chiquita Brands International, Inc. (a)	41,815	802,430
Corn Products International, Inc.	65,754	2,586,105
Darling International, Inc. (a)	75,439	773,250
Del Monte Foods Co.	182,122	1,602,674
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Diamond Foods, Inc.	17,088	$ 341,931
Farmer Brothers Co.	6,050	139,090
Flowers Foods, Inc.	81,863	1,901,677
Fresh Del Monte Produce, Inc.	35,260	1,090,239
Galaxy Nutritional Foods, Inc. (a)	5,579	1,395
Green Mountain Coffee Roasters, Inc. (a)	18,699	609,961
Griffin Land & Nurseries, Inc.	1,112	38,620
Hain Celestial Group, Inc. (a)	39,916	1,320,421
Hormel Foods Corp.	66,311	2,635,862
Imperial Sugar Co.	11,785	268,934
J&J Snack Foods Corp.	13,008	421,199
John B. Sanfilippo & Son, Inc. (a)	4,719	40,017
Lancaster Colony Corp.	22,977	885,074
Lance, Inc.	30,597	634,582
Lifeway Foods, Inc. (a)(d)	9,724	98,990
Maui Land & Pineapple, Inc. (a)	3,029	85,266
Monterey Gourmet Foods, Inc. (a)	4,304	14,591
Omega Protein Corp. (a)	5,131	36,943
Overhill Farms, Inc. (a)	28,537	87,894
Pilgrims Pride Corp. Class B	35,403	923,310
Ralcorp Holdings, Inc. (a)	23,029	1,413,750
Reddy Ice Holdings, Inc.	20,133	525,270
Sanderson Farms, Inc.	18,882	586,475
Seaboard Corp.	345	520,605
Smithfield Foods, Inc. (a)	117,611	3,534,211
Tasty Baking Co.	4,304	42,093
The Inventure Group, Inc. (a)	3,448	6,689
The J.M. Smucker Co.	54,685	2,686,674
Tootsie Roll Industries, Inc.	28,573	704,039
TreeHouse Foods, Inc. (a)	30,628	721,902
Zapata Corp. (a)	6,888	48,974
		41,863,397
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	62,993	330,713
Church & Dwight Co., Inc.	63,717	3,575,798
Energizer Holdings, Inc. (a)	51,116	5,808,311
Oil-Dri Corp. of America	5,650	122,436
Orchids Paper Products Co. (a)(d)	7,624	57,180
Spectrum Brands, Inc. (a)(d)	28,099	145,272
WD-40 Co.	15,894	630,515
		10,670,225
Personal Products - 0.3%
Alberto-Culver Co.	84,064	2,148,676
Bare Escentuals, Inc. (a)(d)	41,930	882,627
Chattem, Inc. (a)(d)	16,678	1,182,637
Elizabeth Arden, Inc. (a)	27,122	651,742
Herbalife Ltd.	49,980	2,092,663
Integrated Biopharma, Inc. (a)	2,198	6,814
Inter Parfums, Inc.	7,365	134,559

	Shares	Value
Mannatech, Inc. (d)	11,829	$ 74,641
MediFast, Inc. (a)(d)	7,496	31,558
Natural Health Trends Corp. (a)	8,588	13,655
NBTY, Inc. (a)	56,581	1,690,074
Nu Skin Enterprises, Inc. Class A	51,797	916,289
Parlux Fragrances, Inc. (a)(d)	13,118	52,734
Physicians Formula Holdings, Inc.	15,509	201,152
Prestige Brands Holdings, Inc. (a)	32,948	276,434
Reliv International, Inc.	10,690	84,237
Revlon, Inc. Class A (sub. vtg.) (a)	149,994	167,993
Schiff Nutrition International, Inc.	11,731	65,694
USANA Health Sciences, Inc. (a)(d)	10,065	419,509
		11,093,688
Tobacco - 0.3%
Alliance One International, Inc. (a)	93,273	385,217
Loews Corp. - Carolina Group	99,901	8,886,194
Star Scientific, Inc. (a)	42,163	40,055
Universal Corp.	26,078	1,399,867
Vector Group Ltd.	33,828	744,893
		11,456,226
TOTAL CONSUMER STAPLES		99,138,075
ENERGY - 8.8%
Energy Equipment & Services - 2.7%
Allis-Chalmers Energy, Inc. (a)(d)	28,164	426,685
Atwood Oceanics, Inc. (a)	24,867	2,169,646
Basic Energy Services, Inc. (a)	28,570	557,115
Bolt Technology Corp. (a)(d)	6,415	250,634
Boots & Coots/International Well Control, Inc. (a)	49,367	62,696
Bristow Group, Inc. (a)	20,474	1,126,070
Bronco Drilling Co., Inc. (a)(d)	30,147	432,911
Cal Dive International, Inc. (d)	18,160	225,366
Cameron International Corp. (a)	104,409	9,734,051
Carbo Ceramics, Inc. (d)	20,529	815,001
Complete Production Services, Inc. (a)	39,606	701,818
Dawson Geophysical Co. (a)	7,711	516,791
Diamond Offshore Drilling, Inc.	61,585	7,170,342
Dresser-Rand Group, Inc. (a)	81,892	2,915,355
Dril-Quip, Inc. (a)	26,797	1,511,887
ENGlobal Corp. (a)(d)	20,365	220,146
Exterran Holdings, Inc. (a)(d)	60,137	4,813,365
FMC Technologies, Inc. (a)	119,220	6,626,248
Global Industries Ltd. (a)	83,764	1,857,048
Grant Prideco, Inc. (a)	115,860	5,572,866
Grey Wolf, Inc. (a)	170,607	866,684
Gulf Island Fabrication, Inc.	13,541	430,739
Gulfmark Offshore, Inc. (a)	18,266	811,741
Helmerich & Payne, Inc.	85,459	2,952,608
Hercules Offshore, Inc. (a)(d)	84,797	2,120,773
Horizon Offshore, Inc. (a)	28,173	477,251
Hornbeck Offshore Services, Inc. (a)	22,809	939,047
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
ION Geophysical Corp. (a)(d)	63,629	$ 981,795
Key Energy Services, Inc. (a)	119,800	1,605,320
Lufkin Industries, Inc.	12,500	650,125
Matrix Service Co. (a)	23,240	606,332
Mitcham Industries, Inc. (a)	14,875	270,725
NATCO Group, Inc. Class A (a)	13,766	654,436
Natural Gas Services Group, Inc. (a)	16,146	291,274
Newpark Resources, Inc. (a)	84,907	456,800
Oceaneering International, Inc. (a)	50,545	3,225,276
Oil States International, Inc. (a)	47,754	1,514,279
Omni Energy Services Corp. (a)(d)	11,673	59,299
OYO Geospace Corp. (a)	5,097	533,656
Parker Drilling Co. (a)	98,922	707,292
Particle Drilling Technologies, Inc. (a)	18,049	55,049
Patterson-UTI Energy, Inc.	146,777	2,766,746
PHI, Inc. (non-vtg.) (a)	12,064	384,721
Pioneer Drilling Co. (a)	49,528	589,878
Pride International, Inc. (a)	155,116	5,114,175
Royale Energy, Inc.	5,582	14,457
RPC, Inc. (d)	46,402	515,062
SEACOR Holdings, Inc. (a)	27,260	2,468,938
Sulphco, Inc. (a)(d)	45,227	239,703
Superior Energy Services, Inc. (a)	77,857	2,717,209
Superior Offshore International, Inc. (d)	11,981	73,923
Superior Well Services, Inc. (a)	16,970	329,048
T-3 Energy Services, Inc. (a)	12,234	616,716
TETRA Technologies, Inc. (a)	75,099	1,187,315
TGC Industries, Inc.	12,744	115,333
Tidewater, Inc.	52,328	2,558,316
Trico Marine Services, Inc. (a)	12,275	434,167
Union Drilling, Inc. (a)	22,965	291,656
Unit Corp. (a)	43,552	1,947,645
W-H Energy Services, Inc. (a)	29,097	1,469,399
		91,750,949
Oil, Gas & Consumable Fuels - 6.1%
Abraxas Petroleum Corp. (a)(d)	50,751	172,553
Adams Resources & Energy, Inc.	12,021	299,323
Alliance Holdings GP, LP	13,326	299,835
Alliance Resource Partners LP	22,557	858,068
Alon USA Energy, Inc.	26,000	723,320
Alpha Natural Resources, Inc. (a)	69,639	1,956,856
American Oil & Gas, Inc. NV (a)(d)	44,073	283,830
APCO Argentina, Inc. (d)	10,824	290,191
Arch Coal, Inc.	133,061	5,037,689
Arena Resources, Inc. (a)	30,378	1,141,909
Arlington Tankers Ltd. (d)	22,423	481,198
Atlas America, Inc.	25,272	1,434,944
Atlas Energy Resources LLC (d)	12,138	393,028
Atlas Pipeline Partners, LP	14,703	660,165
ATP Oil & Gas Corp. (a)	26,810	1,195,190
Aurora Oil & Gas Corp. (a)	68,197	92,066

	Shares	Value
Aventine Renewable Energy Holdings, Inc. (a)(d)	36,127	$ 355,851
Barnwell Industries, Inc.	3,174	43,674
Berry Petroleum Co. Class A	34,508	1,427,251
Bill Barrett Corp. (a)(d)	27,114	1,046,600
Boardwalk Pipeline Partners, LP	28,197	900,894
Bois d'Arc Energy LLC (a)	20,456	400,938
BP Prudhoe Bay Royalty Trust (d)	26,130	1,910,103
BPZ Energy, Inc. (a)(d)	43,437	495,182
Brigham Exploration Co. (a)	34,475	238,222
Buckeye GP Holdings LP	13,298	378,195
Buckeye Partners LP	32,476	1,560,472
Cabot Oil & Gas Corp.	92,369	3,179,341
Callon Petroleum Co. (a)	15,101	225,760
Calumet Specialty Products Partners LP	11,361	420,016
Cano Petroleum, Inc. (a)	34,480	257,566
Carrizo Oil & Gas, Inc. (a)	21,483	1,040,851
Cheniere Energy, Inc. (a)(d)	47,896	1,666,781
Cimarex Energy Co.	76,001	2,935,919
Clayton Williams Energy, Inc. (a)	4,863	139,860
Clean Energy Fuels Corp. (d)	24,801	370,031
CNX Gas Corp. (a)	25,574	787,679
Comstock Resources, Inc. (a)	41,994	1,406,799
Concho Resources, Inc.	21,109	398,116
Contango Oil & Gas Co. (a)(d)	14,632	690,630
Continental Resources, Inc.	41,754	994,580
Copano Energy LLC	33,767	1,316,913
CREDO Petroleum Corp. (a)	9,108	79,331
Cross Timbers Royalty Trust	7,215	290,043
Crosstex Energy LP	17,050	571,687
Crosstex Energy, Inc.	57,629	2,068,881
CVR Energy, Inc.	25,707	566,068
DCP Midstream Partners LP	11,428	465,462
Delek US Holdings, Inc.	23,193	427,679
Delta Petroleum Corp. (a)(d)	61,532	945,747
Denbury Resources, Inc. (a)	111,709	5,956,324
Dorchester Minerals LP	21,735	440,786
Double Eagle Petroleum Co. (a)	8,444	124,887
Double Hull Tankers, Inc.	44,800	594,048
Edge Petroleum Corp. (a)	24,338	143,594
Enbridge Energy Management LLC (d)	11,504	595,447
Enbridge Energy Partners LP	40,047	2,050,006
Encore Acquisition Co. (a)	47,839	1,557,159
Endeavor International Corp. (a)	74,100	91,143
Energy Partners Ltd. (a)	25,989	321,744
Energy Transfer Equity LP	102,610	3,541,071
Energy Transfer Partners LP	86,259	4,442,339
Enterprise GP Holdings LP	6,986	246,047
Enterprise Products Partners LP	234,946	7,344,412
Evergreen Energy, Inc. (a)(d)	63,376	232,590
EXCO Resources, Inc. (a)(d)	84,626	1,183,071
Forest Oil Corp. (a)	73,137	3,443,290
Foundation Coal Holdings, Inc.	44,020	2,000,269
Frontier Oil Corp.	105,125	4,646,525
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
FX Energy, Inc. (a)(d)	47,522	$ 353,564
Gasco Energy, Inc. (a)	60,806	120,396
General Maritime Corp. (d)	25,371	677,406
Genesis Energy LP	11,331	251,548
Geomet, Inc. (a)	18,693	90,848
Global Partners LP	5,000	137,350
GMX Resources, Inc. (a)(d)	12,141	388,391
Goodrich Petroleum Corp. (a)(d)	17,614	430,310
Green Plains Renewable Energy, Inc. (a)	3,244	32,440
Gulfport Energy Corp. (a)	28,010	583,168
Harvest Natural Resources, Inc. (a)	43,807	570,805
Helix Energy Solutions Group, Inc. (a)	76,747	3,115,161
Hiland Partners LP	2,430	115,425
HKN, Inc. (a)	2,038	17,527
Holly Corp.	45,622	2,210,386
Holly Energy Partners LP	8,815	383,453
Houston American Energy Corp. (a)	20,000	59,400
Hugoton Royalty Trust	36,266	834,118
Hyperdynamics Corp. (a)(d)	30,744	53,187
Inergy Holdings LP	5,264	232,406
Inergy LP	34,677	1,120,067
Infinity Energy Resources, Inc. (a)	5,988	2,994
International Coal Group, Inc. (a)(d)	118,649	594,431
James River Coal Co. (a)(d)	9,436	69,826
K-Sea Transn Partners LP	4,670	172,557
Kinder Morgan Energy Partners LP	125,605	6,354,357
Kinder Morgan Management LLC	68,097	3,408,255
Linn Energy LLC (d)	48,912	1,313,776
Magellan Midstream Holdings LP	16,924	438,162
Magellan Midstream Partners LP	60,229	2,636,826
Mariner Energy, Inc. (a)	78,647	1,705,067
Markwest Energy Partners LP	22,132	725,266
Markwest Hydrocarbon, Inc.	13,932	854,032
Martin Midstream Partners LP	4,000	153,880
Massey Energy Co.	70,107	2,380,133
McMoRan Exploration Co. (a)	44,749	526,248
Meridian Resource Corp. (a)	58,885	102,460
National Energy Group, Inc.	5,079	21,332
Natural Resource Partners LP	30,154	970,356
Newfield Exploration Co. (a)	115,724	5,768,841
NGAS Resources, Inc. (a)	16,181	100,322
NuStar Energy LP	30,200	1,709,320
NuStar GP Holdings LLC	38,770	1,102,619
ONEOK Partners LP	41,451	2,494,107
Overseas Shipholding Group, Inc.	26,557	1,901,481
Pacific Ethanol, Inc. (a)(d)	36,225	221,335
Panhandle Royalty Co. Class A	14,442	391,667
Parallel Petroleum Corp. (a)	33,538	642,253
Patriot Coal Corp. (a)	24,300	821,583
Penn Virginia Corp.	36,050	1,500,401
Penn Virginia Resource Partners LP	21,949	576,161

	Shares	Value
Petrohawk Energy Corp. (a)	151,118	$ 2,463,223
Petroleum Development Corp. (a)	16,425	832,255
Petroquest Energy, Inc. (a)	42,033	558,619
Pioneer Natural Resources Co.	114,272	5,093,103
Plains Exploration & Production Co. (a)	106,065	5,346,737
PrimeEnergy Corp. (a)	1,965	109,627
Quest Resource Corp. (a)	39,088	315,049
Quicksilver Resources, Inc. (a)	50,540	2,557,324
Range Resources Corp.	133,020	5,411,254
Regency Energy Partners LP	34,050	1,050,443
Rentech, Inc. (a)	183,018	380,677
Rio Vista Energy Partners LP	601	9,316
Rosetta Resources, Inc. (a)	46,711	854,811
SandRidge Energy, Inc. (d)	26,700	847,725
Semgroup Energy Partners LP	14,471	387,099
Ship Finance International Ltd. (NY Shares)	42,149	1,073,535
Southwestern Energy Co. (a)	157,759	7,851,665
St. Mary Land & Exploration Co.	58,980	2,317,914
Stone Energy Corp. (a)	30,129	1,361,831
Sunoco Logistics Partners LP	12,042	603,425
Swift Energy Co. (a)	28,385	1,149,876
Syntroleum Corp. (a)	20,072	25,291
TC Pipelines LP	15,262	564,084
Teekay Corp. (d)	38,861	2,185,931
Teekay LNG Partners LP	13,806	409,348
TEPPCO Partners LP	65,298	2,593,637
Toreador Resources Corp. (a)(d)	15,374	100,238
Transmeridian Exploration, Inc. (a)(d)	56,402	99,832
Tri-Valley Corp. (a)(d)	35,638	220,599
TXCO Resources, Inc. (a)(d)	41,042	494,556
Ultra Petroleum Corp. (a)	142,516	9,249,288
Uranerz Energy Corp. (a)(d)	28,590	91,488
Uranium Resources, Inc. (a)(d)	45,900	544,374
US BioEnergy Corp. (d)	56,461	512,101
USEC, Inc. (a)(d)	97,873	803,537
Vaalco Energy, Inc. (a)(d)	54,892	239,329
Venoco, Inc.	21,009	383,624
VeraSun Energy Corp. (a)(d)	62,589	739,176
Verenium Corp. (a)(d)	47,369	172,897
W&T Offshore, Inc.	29,480	778,272
Warren Resources, Inc. (a)	58,208	742,734
Western Refining, Inc.	39,393	1,138,458
Westmoreland Coal Co. (a)	7,132	115,182
Whiting Petroleum Corp. (a)	38,176	2,012,639
Williams Partners LP	30,931	1,272,192
World Fuel Services Corp.	28,500	901,740
		202,681,498
TOTAL ENERGY		294,432,447
FINANCIALS - 21.0%
Capital Markets - 1.7%
ACA Capital Holdings, Inc. (d)	12,022	9,858
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Affiliated Managers Group, Inc. (a)(d)	26,470	$ 3,288,898
AllianceBernstein Holding LP	24,650	2,020,068
BlackRock, Inc. Class A	19,177	3,804,141
Calamos Asset Management, Inc. Class A	22,301	660,333
Cohen & Steers, Inc.	16,556	469,694
Cowen Group, Inc. (a)	23,319	250,213
Diamond Hill Investment Group, Inc. (a)	2,300	178,641
Eaton Vance Corp. (non-vtg.)	115,069	5,035,419
Epoch Holding Corp.	16,336	228,541
Evercore Partners, Inc. Class A	13,116	275,043
FBR Capital Markets Corp. (d)	34,623	348,654
FCStone Group, Inc.	16,550	698,576
FirstCity Financial Corp. (a)	5,260	42,711
Fortress Investment Group LLC	35,000	637,350
GAMCO Investors, Inc. Class A	5,578	297,307
GFI Group, Inc. (a)	14,892	1,450,183
GLG Partners, Inc. (a)(d)	223,700	3,075,875
Greenhill & Co., Inc.	12,078	873,119
HFF, Inc.	16,711	114,136
International Assets Holding Corp. (a)(d)	2,986	83,399
Investment Technology Group, Inc. (a)	39,519	1,805,228
Jefferies Group, Inc.	100,404	2,566,326
JMP Group, Inc.	1,543	12,313
KBW, Inc. (d)	27,796	733,814
Knight Capital Group, Inc. Class A (a)	88,635	1,183,277
LaBranche & Co., Inc. (a)(d)	67,729	359,641
Ladenburg Thalmann Financial Services, Inc. (a)(d)	96,420	186,091
Lazard Ltd. Class A	47,916	2,331,593
MCF Corp. (a)	10,677	51,143
MF Global Ltd.	91,946	2,650,803
National Holdings Corp. (a)	1,000	1,900
optionsXpress Holdings, Inc.	42,849	1,303,038
Penson Worldwide, Inc. (a)	16,747	256,732
Piper Jaffray Companies (a)	18,377	851,223
Raymond James Financial, Inc.	86,073	2,795,651
Sanders Morris Harris Group, Inc.	12,371	120,370
SEI Investments Co.	131,492	4,078,882
Siebert Financial Corp.	7,668	25,688
Stifel Financial Corp. (a)	13,786	641,738
SWS Group, Inc.	22,294	302,307
TD Ameritrade Holding Corp. (a)	225,785	4,219,922
The Blackstone Group LP	136,966	3,013,252
Thomas Weisel Partners Group, Inc. (a)	28,776	395,382
TradeStation Group, Inc. (a)	36,944	440,742
U.S. Global Investments, Inc. Class A (d)	8,588	141,444
W.P. Carey & Co. LLC	25,325	885,109
W.P. Stewart & Co. Ltd. (d)	19,230	109,419

	Shares	Value
Waddell & Reed Financial, Inc. Class A	88,768	$ 3,034,090
Westwood Holdings Group, Inc.	3,071	116,084
		58,455,361
Commercial Banks - 3.8%
1st Source Corp.	14,667	295,393
Abigail Adams National Bancorp, Inc.	3,050	33,916
Abington Bancorp, Inc.	16,672	147,714
Alabama National Bancorp, Delaware	19,697	1,522,381
Amcore Financial, Inc.	18,595	436,983
American National Bankshares, Inc.	2,434	49,532
AmericanWest Bancorp	13,795	250,379
Ameris Bancorp	15,734	264,803
AmeriServ Financial, Inc. (a)	8,597	25,103
Ames National Corp. (d)	14,284	278,538
Arrow Financial Corp.	6,308	135,559
Associated Banc-Corp.	110,783	3,014,405
BancFirst Corp.	10,580	494,721
Bancorp, Inc., Delaware (a)	13,627	220,212
BancorpSouth, Inc.	73,818	1,805,588
BancTrust Financial Group, Inc.	10,257	125,135
Bank of Florida Corp. (a)	9,353	119,718
Bank of Granite Corp.	16,693	192,804
Bank of Hawaii Corp.	40,866	2,127,893
Bank of Marin Bancorp	4,442	129,040
Bank of the Ozarks, Inc.	12,728	370,258
BankFinancial Corp.	29,332	463,739
Banner Corp.	18,057	540,988
Bar Harbor Bankshares	2,569	81,437
Beneficial Mutual Bancorp, Inc. (a)(d)	31,000	302,250
BOK Financial Corp.	23,857	1,305,932
Boston Private Financial Holdings, Inc. (d)	38,883	1,070,838
Bryn Mawr Bank Corp.	2,058	46,182
Cadence Financial Corp.	15,524	253,817
Camden National Corp.	5,896	175,111
Capital Bank Corp.	4,787	62,279
Capital City Bank Group, Inc. (d)	14,530	421,806
Capital Corp. of the West	13,704	257,498
Capitol Bancorp Ltd. (d)	14,433	289,237
Cardinal Financial Corp.	17,899	171,472
Cascade Bancorp (d)	24,935	432,373
Cascade Financial Corp.	13,915	190,079
Cathay General Bancorp (d)	44,497	1,289,523
Centennial Bank Holdings, Inc., Delaware (a)	46,113	232,871
Center Bancorp, Inc.	10,005	119,660
Center Financial Corp., California	17,368	213,626
Central Pacific Financial Corp.	27,843	562,707
Century Bancorp, Inc. Class A (non-vtg.)	2,001	43,182
Chemical Financial Corp.	19,387	486,614
Chittenden Corp.	48,039	1,682,806
Citizens & Northern Corp.	6,694	137,227
Citizens Banking Corp., Michigan	70,265	999,168
Citizens Financial Services, Inc.	1,530	32,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
City Bank Lynnwood, Washington	16,408	$ 341,286
City Holding Co.	18,606	669,444
City National Corp.	37,187	2,395,587
CoBiz, Inc.	19,397	316,947
Colonial Bancgroup, Inc.	150,334	2,393,317
Colony Bankcorp, Inc.	4,000	64,000
Columbia Bancorp, Oregon	11,500	204,700
Columbia Banking Systems, Inc.	19,684	606,464
Commerce Bancshares, Inc.	63,660	2,885,708
Community Bancorp (a)	12,885	232,317
Community Bank System, Inc.	31,014	625,552
Community Bankshares, Inc., South Carolina	3,531	45,726
Community Capital Corp.	2,185	38,194
Community Trust Bancorp, Inc.	12,277	346,825
Cullen/Frost Bankers, Inc.	56,127	2,952,841
CVB Financial Corp.	78,714	875,300
Dearborn Bancorp, Inc.	11,262	115,098
East West Bancorp, Inc.	56,972	1,535,395
Eastern Virgina Bankshares, Inc.	3,012	53,312
Enterprise Financial Services Corp. (d)	14,184	325,239
EuroBancshares, Inc. (a)	10,674	46,752
Fidelity Southern Corp.	4,918	54,098
Financial Institutions, Inc.	5,570	100,427
First Bancorp, North Carolina	17,078	326,361
First Bancorp, Puerto Rico	72,615	474,902
First Charter Corp. (d)	35,619	1,072,844
First Citizen Bancshares, Inc.	5,650	885,299
First Commonwealth Financial Corp.	70,953	825,893
First Community Bancorp, California	26,823	1,206,767
First Community Bancshares, Inc.	12,000	385,320
First Financial Bancorp, Ohio	38,308	439,776
First Financial Bankshares, Inc.	18,789	732,771
First Financial Corp., Indiana	10,060	285,503
First Indiana Corp.	15,287	486,891
First M&F Corp.	1,684	27,752
First Mariner Bancorp, Inc. (a)	999	6,074
First Merchants Corp.	17,779	385,627
First Midwest Bancorp, Inc., Delaware	56,884	1,860,107
First of Long Island Corp.	1,872	36,111
First Regional Bancorp (a)	14,196	312,880
First Security Group, Inc.	10,700	101,650
First South Bancorp, Inc., Virginia (d)	5,916	142,635
First State Bancorp.	23,559	344,433
First United Corp.	5,930	119,786
Firstbank Corp., Michigan	7,615	119,860
FirstMerit Corp.	72,227	1,488,598
FNB Corp., North Carolina	14,866	185,825
FNB Corp., Pennsylvania	60,834	943,535
FNB Corp., Virginia	3,618	98,518
Frontier Financial Corp., Washington (d)	43,151	826,773

	Shares	Value
Fulton Financial Corp.	155,361	$ 1,943,566
Gateway Financial Holdings, Inc.	10,000	132,900
GB&T Bancshares, Inc.	15,000	159,300
German American Bancorp, Inc.	17,151	225,536
Glacier Bancorp, Inc. (d)	50,207	999,621
Great Lakes Bancorp, Inc. (a)	19,795	255,158
Great Southern Bancorp, Inc.	12,120	269,428
Greater Community Bancorp	4,530	84,938
Green Bankshares, Inc.	14,985	447,602
Hancock Holding Co.	26,898	1,054,671
Hanmi Financial Corp.	48,770	467,704
Harleysville National Corp., Pennsylvania	30,004	460,561
Harrington West Financial Group, Inc.	4,000	49,000
Hawthorn Bancshares, Inc.	5,406	154,071
Heartland Financial USA, Inc.	14,000	279,860
Heritage Commerce Corp.	8,124	144,607
Heritage Financial Corp., Washington	4,130	85,945
Home Bancshares, Inc.	16,000	320,480
Horizon Financial Corp.	12,153	209,153
IBERIABANK Corp.	10,577	511,927
Independent Bank Corp., Massachusetts	19,105	552,899
Independent Bank Corp., Michigan	20,910	199,900
Integra Bank Corp.	19,801	318,202
International Bancshares Corp.	65,941	1,453,340
Intervest Bancshares Corp. Class A	9,743	155,206
Irwin Financial Corp.	23,780	193,331
Lakeland Bancorp, Inc.	15,435	177,657
Lakeland Financial Corp.	10,412	197,203
Leesport Financial Corp.	2,051	36,344
Macatawa Bank Corp. (d)	20,513	204,720
MainSource Financial Group, Inc.	21,369	321,817
MB Financial, Inc.	36,946	1,171,188
MBT Financial Corp. (d)	10,000	95,000
Mercantile Bancorp, Inc., Illinois	3,576	94,049
Mercantile Bank Corp.	8,789	150,556
Merchants Bancshares, Inc.	6,649	154,922
Metrocorp Bancshares, Inc.	4,282	61,147
Midsouth Bancorp, Inc.	3,481	73,658
Midwest Banc Holdings, Inc.	27,414	345,416
MidWestOne Financial Group, Inc.	3,499	59,308
Nara Bancorp, Inc.	25,509	340,290
National Penn Bancshares, Inc. (d)	45,711	718,120
NBT Bancorp, Inc.	33,577	837,075
NewBridge Bancorp	11,690	116,432
Nexity Financial Corp. (a)	5,000	36,550
North Valley Bancorp	11,383	166,192
Northern States Financial Corp.	2,836	63,044
Northrim Bancorp, Inc.	1,031	19,311
Oak Hill Financial, Inc.	7,403	222,682
Ohio Valley Banc Corp.	6,000	152,940
Old National Bancorp, Indiana	67,448	1,077,819
Old Second Bancorp, Inc.	12,393	328,291
Omega Financial Corp.	15,941	493,374
Oriental Financial Group, Inc.	29,839	402,230
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PAB Bankshares, Inc.	7,746	$ 116,113
Pacific Capital Bancorp	46,823	962,213
Pacific Mercantile Bancorp (a)	7,285	96,381
Park National Corp. (d)	16,668	1,259,601
Peapack-Gladstone Financial Corp.	4,448	110,978
Pennsylvania Communication Bancorp, Inc. (a)	3,180	89,263
Peoples Bancorp, Inc.	8,422	203,728
Peoples Financial Corp., Mississippi	4,312	92,363
Pinnacle Financial Partners, Inc. (a)(d)	14,923	434,707
Popular, Inc. (d)	232,248	2,231,903
Preferred Bank, Los Angeles California	10,547	281,921
PremierWest Bancorp	18,613	218,330
Princeton National Bancorp, Inc.	2,512	60,338
PrivateBancorp, Inc. (d)	22,387	685,266
Prosperity Bancshares, Inc.	41,637	1,338,213
Provident Bankshares Corp.	45,394	1,064,489
QCR Holdings, Inc.	4,300	61,447
Renasant Corp.	18,520	361,325
Republic Bancorp, Inc., Kentucky Class A	17,002	276,283
Republic First Bancorp, Inc.	7,220	55,594
Royal Bancshares of Pennsylvania, Inc. Class A	6,704	80,180
S&T Bancorp, Inc.	22,241	712,379
S.Y. Bancorp, Inc.	10,778	255,007
Sandy Spring Bancorp, Inc.	14,316	420,318
Santander Bancorp	4,969	48,597
Savannah Bancorp, Inc.	3,956	82,364
SCBT Financial Corp.	8,400	260,400
Seacoast Banking Corp., Florida (d)	17,060	214,103
Security Bank Corp., Georgia (d)	18,190	205,001
Shore Bancshares, Inc.	5,814	138,083
Sierra Bancorp (d)	10,100	252,096
Signature Bank, New York (a)	26,946	998,349
Simmons First National Corp. Class A	9,580	249,942
Smithtown Bancorp, Inc.	10,655	224,075
South Financial Group, Inc.	74,749	1,339,502
Southside Bancshares, Inc.	14,702	281,543
Southwest Bancorp, Inc., Oklahoma	17,075	306,496
Southwest Georgia Financial Corp.	835	14,947
State Bancorp, Inc., New York	5,592	81,755
Sterling Bancorp, New York	16,378	218,810
Sterling Bancshares, Inc.	80,143	988,965
Sterling Financial Corp., Pennsylvania	21,909	375,739
Sterling Financial Corp., Washington	44,886	804,806
Suffolk Bancorp	13,174	406,550
Summit Financial Group, Inc.	1,800	30,348
Sun Bancorp, Inc., New Jersey	23,997	404,349
Superior Bancorp (a)(d)	57,206	342,664
Susquehanna Bancshares, Inc., Pennsylvania (d)	107,745	2,143,048

	Shares	Value
SVB Financial Group (a)	32,531	$ 1,674,696
Taylor Capital Group, Inc.	10,172	225,208
TCF Financial Corp.	116,806	2,267,204
Temecula Valley Bancorp, Inc.	12,685	142,072
Tennessee Commerce Bancorp, Inc. (a)	4,775	122,240
Texas Capital Bancshares, Inc. (a)	26,602	560,770
TIB Financial Corp.	6,654	59,354
Tompkins Financial Corp.	6,989	297,382
Trico Bancshares	12,477	264,637
Trustmark Corp.	54,098	1,377,335
UCBH Holdings, Inc.	101,194	1,627,200
UMB Financial Corp.	31,832	1,197,520
Umpqua Holdings Corp.	58,360	941,930
Union Bankshares Corp.	11,934	247,153
UnionBanCal Corp.	51,531	2,782,159
United Bankshares, Inc., West Virginia	43,252	1,344,272
United Community Banks, Inc., Georgia (d)	45,669	865,884
United Security Bancshares, California (d)	6,270	97,499
Univest Corp. of Pennsylvania	12,000	255,600
USB Holding Co., Inc.	15,489	326,508
Valley National Bancorp (d)	110,948	2,174,581
Vineyard National Bancorp	15,384	166,147
Virginia Commerce Bancorp, Inc.	16,530	207,121
Virginia Financial Group, Inc.	14,623	252,393
W Holding Co., Inc.	130,070	152,182
Washington Banking Co., Oak Harbor	4,700	85,399
Washington Trust Bancorp, Inc.	14,161	351,901
Webster Financial Corp.	50,438	1,699,256
WesBanco, Inc.	22,419	537,608
West Bancorp., Inc.	13,500	189,540
West Coast Bancorp, Oregon	15,866	316,685
Westamerica Bancorp. (d)	26,229	1,233,025
Western Alliance Bancorp. (a)(d)	21,702	478,746
Whitney Holding Corp.	81,558	2,234,689
Wilmington Trust Corp., Delaware	59,049	2,109,230
Wilshire Bancorp, Inc.	23,616	220,101
Wintrust Financial Corp.	23,488	829,596
		126,293,583
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	55,072	502,257
Advanta Corp. Class B	39,251	392,903
AmeriCredit Corp. (a)(d)	102,412	1,174,666
Cash America International, Inc.	28,584	1,028,452
Cash Systems, Inc. (a)	14,761	76,610
CompuCredit Corp. (a)(d)	28,435	368,518
Consumer Portfolio Services, Inc. (a)	11,918	39,449
Credit Acceptance Corp. (a)(d)	5,307	101,204
Dollar Financial Corp. (a)	20,791	621,235
EZCORP, Inc. (non-vtg.) Class A (a)	37,119	466,215
First Cash Financial Services, Inc. (a)	24,985	424,745
First Marblehead Corp. (d)	55,188	1,656,192
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Nelnet, Inc. Class A	21,679	$ 298,953
QC Holdings, Inc.	10,421	144,748
Rewards Network, Inc. (a)	22,487	117,607
Student Loan Corp.	3,846	540,401
United Panam Financial Corp. (a)	5,347	29,943
World Acceptance Corp. (a)	13,975	441,191
		8,425,289
Diversified Financial Services - 0.6%
Ampal-American Israel Corp. Class A (a)(d)	4,585	29,848
Asset Acceptance Capital Corp.	17,141	193,693
Asta Funding, Inc. (d)	11,285	408,066
California First National Bancorp	4,060	50,385
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)(d)	26,184	268,910
Financial Federal Corp.	24,580	542,972
First Albany Companies, Inc. (a)	2,377	2,781
Interactive Brokers Group, Inc.	34,000	999,600
International Securities Exchange, Inc. Class A	34,032	2,286,610
KKR Financial Holdings LLC	104,300	1,588,489
MarketAxess Holdings, Inc. (a)	34,888	500,992
Marlin Business Services Corp. (a)	7,748	104,598
Medallion Financial Corp.	18,998	186,750
MicroFinancial, Inc.	5,166	32,184
MSCI, Inc. Class A	57	1,576
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc.	37,643	345,563
Newtek Business Services, Inc. (a)	5,503	6,659
NYMEX Holdings, Inc.	58,184	7,246,817
PICO Holdings, Inc. (a)	18,144	698,363
Portfolio Recovery Associates, Inc. (d)	15,839	637,995
Primus Guaranty Ltd. (a)(d)	21,499	137,379
Resource America, Inc. Class A	15,458	250,729
The NASDAQ Stock Market, Inc. (a)(d)	90,814	3,937,695
		20,458,654
Insurance - 8.0%
21st Century Holding Co.	1,797	23,217
Affirmative Insurance Holdings, Inc.	11,382	125,999
Alfa Corp.	33,122	715,766
Alleghany Corp.	4,765	1,948,885
Allied World Assurance Co. Holdings Ltd.	30,660	1,418,945
Amcomp, Inc. (a)	11,074	109,522
American Equity Investment Life Holding Co.	46,590	419,776
American Financial Group, Inc.	62,689	1,831,773
American Independence Corp. (a)	3,087	28,370
American National Insurance Co.	12,213	1,460,064
American Physicians Capital, Inc.	12,727	534,025
American Safety Insurance Group Ltd. (a)	9,346	171,779

	Shares	Value
Amerisafe, Inc. (a)	18,790	$ 286,735
Amtrust Financial Services, Inc.	22,034	279,832
Arch Capital Group Ltd. (a)	42,907	2,994,050
Argo Group International Holdings, Ltd. (a)	29,589	1,169,061
Arthur J. Gallagher & Co.	89,404	2,349,537
Aspen Insurance Holdings Ltd.	68,174	1,963,411
Assured Guaranty Ltd.	48,785	1,101,077
Atlantic American Corp. (a)	10,720	18,760
Axis Capital Holdings Ltd.	126,519	4,825,435
Baldwin & Lyons, Inc. Class B	9,944	267,891
Berkshire Hathaway, Inc. Class A (a)	973	136,317,254
Brooke Corp.	8,106	56,175
Brown & Brown, Inc.	108,309	2,664,401
CastlePoint Holdings Ltd.	30,600	359,856
Citizens, Inc. Class A (a)(d)	10,666	69,969
CNA Financial Corp.	35,859	1,270,843
CNA Surety Corp. (a)	12,254	252,800
Commerce Group, Inc., Massachusetts	54,470	1,958,197
Conseco, Inc. (a)	175,344	2,251,417
Crawford & Co. Class B (a)	11,783	47,132
CRM Holdings Ltd. (a)	9,636	71,017
Darwin Professional Underwriters, Inc. (a)	10,000	230,000
Delphi Financial Group, Inc. Class A	39,220	1,507,617
Donegal Group, Inc. Class A	5,200	87,828
Eastern Insurance Holdings, Inc.	11,883	192,861
eHealth, Inc. (d)	11,884	368,285
EMC Insurance Group	12,011	292,468
Employers Holdings, Inc.	50,840	904,444
Endurance Specialty Holdings Ltd.	51,346	2,073,865
Enstar Group Ltd. (a)	3,751	406,984
Erie Indemnity Co. Class A	48,343	2,501,267
Everest Re Group Ltd.	57,919	6,077,441
FBL Financial Group, Inc. Class A	15,302	567,245
Fidelity National Financial, Inc. Class A	207,094	3,234,808
First Acceptance Corp. (a)	24,679	99,703
First American Corp., California	79,938	2,732,281
First Mercury Financial Corp.	17,374	368,676
Flagstone Reinsurance Holdings Ltd.	30,365	429,665
FPIC Insurance Group, Inc. (a)	7,567	323,338
Gainsco, Inc. (a)	196	806
Hallmark Financial Services, Inc. (a)	12,591	188,361
Hanover Insurance Group, Inc.	47,150	2,126,465
Harleysville Group, Inc.	16,469	576,415
HCC Insurance Holdings, Inc.	106,664	3,278,851
Hilb Rogal & Hobbs Co.	36,013	1,539,556
Hilltop Holdings, Inc. (a)	54,151	586,997
Horace Mann Educators Corp.	38,802	758,967
Independence Holding Co.	5,623	76,248
Infinity Property & Casualty Corp.	16,293	636,893
Insure.com, Inc. (a)	779	3,428
Investors Title Co.	1,641	60,733
IPC Holdings Ltd.	55,628	1,644,364
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
James River Group, Inc.	9,136	$ 312,451
Kansas City Life Insurance Co.	3,631	163,685
KMG America Corp. (a)	12,545	77,779
LandAmerica Financial Group, Inc.	17,431	458,784
Life Partners Holdings, Inc. (d)	6,325	223,273
Markel Corp. (a)	9,317	4,492,192
Max Capital Group Ltd.	44,602	1,262,683
Meadowbrook Insurance Group, Inc. (a)	35,338	324,756
Mercer Insurance Group, Inc.	5,069	89,772
Mercury General Corp.	26,466	1,373,321
Montpelier Re Holdings Ltd. (d)	98,862	1,712,290
National Atlantic Holdings Corp. Class A (a)	8,196	41,472
National Financial Partners Corp.	36,735	1,667,769
National Interstate Corp.	6,658	219,248
National Security Group, Inc.	2,778	49,976
National Western Life Insurance Co. Class A	2,047	411,386
Nationwide Financial Services, Inc. Class A (sub. vtg.)	51,063	2,285,580
Navigators Group, Inc. (a)	12,804	751,595
Nymagic, Inc.	8,426	187,731
OdysseyRe Holdings Corp.	25,213	971,709
Old Republic International Corp.	210,297	3,156,558
OneBeacon Insurance Group Ltd.	29,770	628,147
PartnerRe Ltd.	54,530	4,502,542
Penn Treaty American Corp. (a)	31,965	210,969
Philadelphia Consolidated Holdings Corp. (a)	55,506	2,363,445
Phoenix Companies, Inc.	106,254	1,277,173
Platinum Underwriters Holdings Ltd.	52,605	1,910,614
PMA Capital Corp. Class A (a)	37,128	324,499
Presidential Life Corp.	24,226	417,656
ProAssurance Corp. (a)	29,046	1,592,883
ProCentury Corp.	9,119	128,304
Protective Life Corp.	62,936	2,604,292
Reinsurance Group of America, Inc.	29,218	1,580,986
RenaissanceRe Holdings Ltd.	60,415	3,571,131
RLI Corp.	23,173	1,381,806
RTW, Inc. (a)	655	8,037
Safety Insurance Group, Inc.	15,866	579,268
Scottish Re Group Ltd. (a)	72,288	83,131
SCPIE Holding, Inc. (a)	9,553	259,555
SeaBright Insurance Holdings, Inc. (a)	17,523	271,782
Security Capital Assurance Ltd.	30,974	219,296
Selective Insurance Group, Inc.	52,628	1,241,495
Specialty Underwriters' Alliance, Inc. (a)	14,899	89,394
StanCorp Financial Group, Inc.	46,893	2,442,656
State Auto Financial Corp.	13,588	378,833
Stewart Information Services Corp.	15,082	408,270
The Midland Co.	13,229	846,127
Tower Group, Inc.	21,338	691,778

	Shares	Value
Transatlantic Holdings, Inc.	24,046	$ 1,787,820
Unico American Corp. (a)	2,607	27,113
United America Indemnity Ltd. Class A (a)	21,961	434,828
United Fire & Casualty Co.	21,092	650,055
Unitrin, Inc.	43,264	2,001,393
Universal Insurance Holdings, Inc.	15,000	110,250
Validus Holdings Ltd.	13,000	323,700
W.R. Berkley Corp.	157,341	4,811,488
Wesco Financial Corp.	1,262	545,184
White Mountains Insurance Group Ltd.	6,997	3,603,455
Zenith National Insurance Corp.	31,252	1,313,522
		269,096,718
Real Estate Investment Trusts - 5.1%
Acadia Realty Trust (SBI)	28,024	739,553
Agree Realty Corp.	11,217	337,071
Alesco Financial, Inc. (d)	40,369	150,173
Alexanders, Inc. (a)	2,132	830,734
Alexandria Real Estate Equities, Inc.	26,999	2,652,112
AMB Property Corp. (SBI)	91,422	5,591,370
American Campus Communities, Inc.	24,834	642,207
American Financial Realty Trust (SBI)	136,648	1,102,749
American Land Lease, Inc.	4,333	98,099
American Mortgage Acceptance Co.	4,770	20,129
Annaly Capital Management, Inc.	358,701	6,173,244
Anthracite Capital, Inc.	68,320	521,965
Anworth Mortgage Asset Corp.	40,106	281,544
Arbor Realty Trust, Inc.	23,691	405,116
Ashford Hospitality Trust, Inc.	115,148	891,246
Associated Estates Realty Corp.	21,535	268,541
BioMed Realty Trust, Inc.	59,167	1,335,991
Brandywine Realty Trust (SBI)	79,824	1,636,392
BRE Properties, Inc.	44,728	1,992,632
BRT Realty Trust	3,818	57,652
Camden Property Trust (SBI)	53,528	2,816,108
Capital Trust, Inc. Class A (d)	15,927	489,915
CapitalSource, Inc.	130,285	2,183,577
CaPlease, Inc. (d)	60,502	532,418
Capstead Mortgage Corp.	43,192	526,942
Care Investment Trust, Inc.	4,587	45,641
CBL & Associates Properties, Inc.	63,090	1,822,039
CBRE Realty Finance, Inc.	27,390	194,469
Cedar Shopping Centers, Inc.	39,840	466,128
Cogdell Spencer, Inc.	5,912	93,232
Colonial Properties Trust (SBI) (d)	46,133	1,129,797
Corporate Office Properties Trust (SBI)	41,770	1,508,732
Cousins Properties, Inc.	41,230	980,037
Crystal River Capital, Inc. (d)	24,451	345,493
DCT Industrial Trust, Inc.	151,878	1,532,449
Deerfield Triarc Capital Corp. (d)	37,488	281,535
DiamondRock Hospitality Co.	85,478	1,480,479
Digital Realty Trust, Inc.	49,599	1,892,698
Douglas Emmett, Inc.	95,352	2,289,402
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP	122,941	$ 3,232,119
DuPont Fabros Technology, Inc.	28,900	541,875
EastGroup Properties, Inc.	22,751	1,049,504
Education Realty Trust, Inc.	50,625	606,994
Entertainment Properties Trust (SBI)	24,968	1,330,545
Equity Lifestyle Properties, Inc.	29,657	1,375,788
Equity One, Inc.	35,230	833,894
Essex Property Trust, Inc.	22,797	2,364,961
Extra Space Storage, Inc.	63,108	899,920
Federal Realty Investment Trust (SBI)	49,460	4,114,577
FelCor Lodging Trust, Inc.	58,847	1,030,411
Feldman Mall Properties, Inc.	12,239	34,269
First Industrial Realty Trust, Inc.	43,843	1,601,146
First Potomac Realty Trust	22,739	428,858
Franklin Street Properties Corp. (d)	54,824	907,337
Friedman, Billings, Ramsey Group, Inc. Class A	140,622	420,460
Getty Realty Corp.	17,746	481,272
Gladstone Commercial Corp.	10,600	182,426
Glimcher Realty Trust	34,000	659,940
GMH Communities Trust	50,213	293,244
Gramercy Capital Corp.	24,161	574,549
HCP, Inc.	184,262	6,163,564
Health Care REIT, Inc. (d)	72,233	3,236,761
Healthcare Realty Trust, Inc.	46,997	1,195,134
Hersha Hospitality Trust	54,503	554,841
Highwoods Properties, Inc. (SBI)	55,515	1,761,491
Home Properties, Inc. (d)	30,716	1,388,056
Hospitality Properties Trust (SBI)	84,349	3,082,112
HRPT Properties Trust (SBI)	195,558	1,619,220
Impac Mortgage Holdings, Inc. (d)	57,824	35,273
Inland Real Estate Corp.	85,407	1,248,650
Investors Real Estate Trust (d)	66,191	665,881
iStar Financial, Inc.	120,220	3,518,839
JER Investments Trust, Inc. (d)	22,756	222,554
Kilroy Realty Corp.	30,274	1,692,014
Kite Realty Group Trust	25,356	396,821
LaSalle Hotel Properties (SBI)	39,161	1,456,789
Lexington Corporate Properties Trust	67,928	1,201,646
Liberty Property Trust (SBI)	84,250	2,637,868
LTC Properties, Inc.	19,272	453,663
Mack-Cali Realty Corp.	60,915	2,174,056
Maguire Properties, Inc. (d)	37,396	945,371
Medical Properties Trust, Inc.	55,016	617,280
MFA Mortgage Investments, Inc.	107,732	945,887
Mid-America Apartment Communities, Inc.	22,978	1,109,608
Mission West Properties, Inc.	23,945	245,197
Monmouth Real Estate Investment Corp. Class A	9,627	75,283
National Health Investors, Inc.	25,658	729,200

	Shares	Value
National Retail Properties, Inc.	58,141	$ 1,423,873
Nationwide Health Properties, Inc. (d)	83,231	2,603,466
Newcastle Investment Corp. (d)	55,833	726,387
NorthStar Realty Finance Corp. (d)	60,270	552,676
Omega Healthcare Investors, Inc.	63,118	1,020,618
One Liberty Properties, Inc.	8,885	178,589
Origen Financial, Inc.	17,799	87,393
Parkway Properties, Inc.	18,071	715,069
Pennsylvania Real Estate Investment Trust (SBI)	37,341	1,289,385
PMC Commercial Trust	6,561	78,732
Post Properties, Inc.	41,788	1,517,322
Potlatch Corp.	36,757	1,687,514
PS Business Parks, Inc.	23,174	1,250,237
Quadra Realty Trust, Inc.	14,338	103,664
RAIT Financial Trust (SBI) (d)	59,041	510,705
Ramco-Gershenson Properties Trust (SBI)	16,771	424,306
Rayonier, Inc.	70,403	3,265,291
Realty Income Corp.	93,451	2,663,354
Redwood Trust, Inc. (d)	23,125	706,006
Regency Centers Corp.	61,472	4,084,200
Resource Capital Corp. (d)	20,772	198,373
Saul Centers, Inc.	12,166	694,557
Senior Housing Properties Trust (SBI)	77,620	1,714,626
SL Green Realty Corp.	54,115	5,622,549
Sovran Self Storage, Inc.	30,151	1,317,900
Strategic Hotel & Resorts, Inc.	66,060	1,209,559
Sun Communities, Inc.	15,926	389,868
Sunstone Hotel Investors, Inc.	53,565	1,242,708
Supertel Hospitality, Inc., Maryland	13,197	80,502
Tanger Factory Outlet Centers, Inc.	28,807	1,213,063
Taubman Centers, Inc.	48,427	2,592,297
The Macerich Co.	63,183	4,906,160
Thornburg Mortgage, Inc. (SBI) (d)	123,761	1,319,292
Transcontinental Realty Investors, Inc. (a)	1,497	23,892
U-Store-It Trust	53,157	534,228
UDR, Inc.	130,445	2,873,703
UMH Properties, Inc.	4,453	50,096
Universal Health Realty Income Trust (SBI)	9,322	306,694
Urstadt Biddle Properties, Inc.	5,274	92,453
Urstadt Biddle Properties, Inc. Class A	20,626	348,167
Ventas, Inc.	122,376	5,335,594
Vestin Realty Mortgage II, Inc.	35,498	141,992
Washington (REIT) (SBI)	45,520	1,458,461
Weingarten Realty Investors (SBI)	73,998	2,638,029
Winthrop Realty Trust	50,129	267,689
		170,137,998
Real Estate Management & Development - 0.4%
American Realty Investments, Inc. (a)	1,965	17,312
Brookfield Properties Corp.	200,104	4,302,237
Consolidated-Tomoka Land Co. (d)	4,603	290,449
Forest City Enterprises, Inc. Class A	63,657	3,191,762
Grubb & Ellis Co. (a)	14,733	76,022
Housevalues, Inc. (a)(d)	9,851	33,690
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	33,530	$ 2,818,867
Meruelo Maddux Properties, Inc.	52,210	219,282
Reis, Inc. (a)	2,805	19,074
Stratus Properties, Inc. (a)	2,986	93,760
Tejon Ranch Co. (a)	11,513	444,977
The St. Joe Co. (d)	71,729	2,040,690
Thomas Properties Group, Inc.	20,837	217,122
United Capital Corp. (a)	2,068	52,527
ZipRealty, Inc. (a)(d)	10,323	51,409
		13,869,180
Thrifts & Mortgage Finance - 1.1%
American Bancorp of New Jersey, Inc.	20,535	219,725
Anchor BanCorp Wisconsin, Inc.	18,340	466,203
Astoria Financial Corp.	76,327	1,911,228
Bank Mutual Corp.	57,255	579,421
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	49,516	190,637
BankUnited Financial Corp. Class A (d)	33,017	263,476
BCSB Bankcorp, Inc.	4,872	34,153
Berkshire Bancorp, Inc.	1,110	17,494
Berkshire Hills Bancorp, Inc.	5,489	133,218
Beverly Hills Bancorp, Inc.	10,000	54,200
Brookline Bancorp, Inc., Delaware	56,246	576,522
Camco Financial Corp.	7,852	94,145
Capitol Federal Financial	22,464	761,305
Centerline Holding Co.	50,006	604,573
CFS Bancorp, Inc.	5,521	78,453
Charter Financial Corp., Georgia	8,305	317,666
Cheviot Financial Corp.	52	573
Citizens First Bancorp, Inc., Delaware	3,754	55,259
Citizens South Banking Corp., Delaware	10,510	122,442
Clayton Holdings, Inc. (a)(d)	6,858	26,952
Clifton Savings Bancorp, Inc.	8,458	89,655
Corus Bankshares, Inc. (d)	41,002	389,109
Delta Financial Corp. (d)	16,328	30,044
Dime Community Bancshares, Inc.	32,145	436,208
Doral Financial Corp. (a)(d)	3,449	67,911
Downey Financial Corp. (d)	18,670	776,859
ESB Financial Corp.	7,483	77,748
Farmer Mac Class C (non-vtg.)	12,702	345,621
First Busey Corp. (d)	35,164	734,576
First Clover Leaf Financial Corp.	10,566	109,781
First Defiance Financial Corp.	3,003	66,366
First Federal Bancshares of Arkansas, Inc.	3,747	57,142
First Federal Bankshares, Inc.	2,907	45,059
First Financial Holdings, Inc.	12,293	336,951
First Financial Northwest, Inc. (a)	17,660	176,070
First Financial Service Corp.	745	18,953
First Mutual Bancshares, Inc.	1,088	28,886
First Niagara Financial Group, Inc.	97,618	1,213,392

	Shares	Value
First Place Financial Corp.	18,173	$ 262,418
FirstFed Financial Corp. (a)(d)	16,531	578,916
Flagstar Bancorp, Inc.	35,396	222,995
Flushing Financial Corp.	25,913	416,163
Franklin Bank Corp. (a)(d)	24,731	105,107
Fremont General Corp. (d)	63,275	158,820
HMN Financial, Inc.	2,852	68,362
Home Federal Bancorp	2,558	63,950
Home Federal Bancorp, Inc., Delaware	14,626	162,641
HopFed Bancorp, Inc.	7,731	112,100
Imperial Capital Bancorp, Inc.	5,543	126,380
IndyMac Bancorp, Inc. (d)	64,586	616,796
Jefferson Bancshares, Inc., Tennessee	5,738	57,954
Kearny Financial Corp.	13,844	175,265
KNBT Bancorp, Inc.	36,363	576,717
Legacy Bancorp, Inc.	18,619	237,020
Lincoln Bancorp	3,496	55,796
LSB Corp.	3,904	63,284
MASSBANK Corp.	6,468	234,142
MutualFirst Financial, Inc.	2,603	45,292
NASB Financial, Inc.	3,384	101,351
New England Bancshares, Inc.	7,230	86,399
New York Community Bancorp, Inc.	253,279	4,713,522
NewAlliance Bancshares, Inc.	99,575	1,284,518
NexCen Brands, Inc. (a)	42,894	193,023
Northeast Community Bancorp, Inc.	8,762	102,428
Northwest Bancorp, Inc.	29,130	808,066
OceanFirst Financial Corp.	4,849	79,815
Ocwen Financial Corp. (a)(d)	28,396	159,018
Oritani Financial Corp. (a)	11,740	151,446
Pamrapo Bancorp, Inc.	2,874	58,543
Parkvale Financial Corp.	2,919	84,096
Partners Trust Financial Group, Inc.	46,184	588,846
People's United Financial, Inc. (d)	110,539	1,875,847
Peoples Bancorp, Auburn, Indiana	3,388	53,700
Peoples Cmnty Bancorp, Inc.	6,000	91,080
PFF Bancorp, Inc.	20,235	190,209
Provident Financial Holdings, Inc.	3,631	66,302
Provident Financial Services, Inc.	90,068	1,338,410
Provident New York Bancorp	44,295	540,399
Pulaski Financial Corp.	6,450	69,596
PVF Capital Corp.	5,643	73,359
Radian Group, Inc. (d)	70,539	799,912
Rainier Pacific Financial Group, Inc.	3,186	47,185
Riverview Bancorp, Inc.	13,156	172,344
Rockville Financial, Inc.	7,892	107,884
Roma Financial Corp.	10,524	168,910
Rome Bancorp, Inc.	12,337	143,726
TF Financial Corp.	1,778	47,099
TFS Financial Corp. (a)	99,035	1,223,082
The PMI Group, Inc.	73,681	974,800
TierOne Corp.	17,055	399,087
Timberland Bancorp, Inc.	12,774	197,997
Triad Guaranty, Inc. (a)(d)	10,834	93,281
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Trustco Bank Corp., New York (d)	69,461	$ 738,370
United Community Financial Corp., Ohio	23,305	132,139
ViewPoint Financial Group	20,326	362,413
Washington Federal, Inc.	85,704	2,011,473
Wauwatosa Holdings, Inc. (a)(d)	7,726	103,065
Westfield Financial, Inc.	16,393	158,356
Willow Financial Bancorp, Inc.	16,430	154,442
WSFS Financial Corp.	9,096	508,284
		37,101,916
TOTAL FINANCIALS		703,838,699
HEALTH CARE - 11.2%
Biotechnology - 3.2%
A.P. Pharma, Inc. (a)	4,452	7,524
Aastrom Biosciences, Inc. (a)	75,401	69,369
Abraxis BioScience, Inc. (a)(d)	5,874	346,566
Acadia Pharmaceuticals, Inc. (a)	27,201	308,459
Acorda Therapeutics, Inc. (a)(d)	31,340	586,371
ADVENTRX Pharmaceuticals, Inc. (a)	46,743	24,727
Affymax, Inc.	8,252	210,096
Alexion Pharmaceuticals, Inc. (a)	35,016	2,546,364
Alfacell Corp. (a)(d)	65,656	107,676
Alkermes, Inc. (a)	95,970	1,368,532
Allos Therapeutics, Inc. (a)(d)	49,603	342,757
Alnylam Pharmaceuticals, Inc. (a)(d)	30,657	1,000,031
Alseres Pharmaceuticals, Inc. (a)	1,366	4,016
Altus Pharmaceuticals, Inc. (a)(d)	23,918	253,292
Amicus Therapeutics, Inc. (d)	10,000	153,000
Amylin Pharmaceuticals, Inc. (a)(d)	122,432	4,675,678
Anadys Pharmaceuticals, Inc. (a)	18,763	40,528
Antigenics, Inc. (a)(d)	19,086	40,844
Arena Pharmaceuticals, Inc. (a)	76,082	665,718
ARIAD Pharmaceuticals, Inc. (a)(d)	86,734	390,303
ArQule, Inc. (a)	42,103	273,248
Array Biopharma, Inc. (a)	50,434	558,304
Avalon Pharmaceuticals, Inc. (a)	22,000	80,740
Avant Immunotherapeutics, Inc. (a)	18,683	8,411
AVAX Technologies, Inc. (a)	4,900	441
AVI BioPharma, Inc. (a)(d)	25,727	59,944
Avigen, Inc. (a)	22,946	95,914
BioCryst Pharmaceuticals, Inc. (a)(d)	33,947	215,563
BioMarin Pharmaceutical, Inc. (a)	93,523	2,571,883
Biosante Pharmaceuticals, Inc. (a)	21,771	98,187
BioSphere Medical, Inc. (a)	4,678	27,273
Calypte Biomedical Corp. (a)	656	85
Cel-Sci Corp. (a)	5,333	2,880
Cell Genesys, Inc. (a)(d)	88,600	206,438
Cell Therapeutics, Inc. (a)(d)	31,073	80,479
Cephalon, Inc. (a)(d)	63,044	4,723,256
Cepheid, Inc. (a)	49,566	1,072,113

	Shares	Value
Cleveland Biolabs, Inc. (a)(d)	20,722	$ 215,094
Coley Pharmaceutical Group, Inc. (a)	34,249	272,965
Combinatorx, Inc. (a)	22,451	119,664
Critical Therapeutics, Inc. (a)(d)	7,164	13,038
Cubist Pharmaceuticals, Inc. (a)	52,675	1,118,817
CuraGen Corp. (a)	41,352	43,833
Curis, Inc. (a)	10,011	9,110
CV Therapeutics, Inc. (a)	63,324	552,185
Cytogen Corp. (a)	15,067	9,191
Cytokinetics, Inc. (a)	45,414	220,712
Cytori Therapeutics, Inc. (a)	14,014	77,217
CytRx Corp. (a)(d)	79,740	266,332
Dendreon Corp. (a)(d)	72,352	361,760
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	21,107
Dyadic International, Inc. (a)	16,428	23,410
Dyax Corp. (a)	58,388	221,874
Dynavax Technologies Corp. (a)	21,508	98,292
Emergent BioSolutions, Inc.	13,717	76,678
Encysive Pharmaceuticals, Inc. (a)	39,210	26,271
EntreMed, Inc. (a)	6,269	9,090
Enzon Pharmaceuticals, Inc. (a)(d)	34,300	324,478
Epicept Corp. (a)	1,640	2,345
EPIX Pharmaceuticals, Inc. (a)	9,769	31,065
Exact Sciences Corp. (a)	5,146	22,076
Genelabs Technologies, Inc. (a)	7,653	12,168
Genentech, Inc. (a)	431,984	32,938,780
Genitope Corp. (a)(d)	50,442	212,361
Genomic Health, Inc. (a)	21,051	509,855
GenVec, Inc. (a)(d)	87,639	161,256
Geron Corp. (a)(d)	77,110	498,902
GTC Biotherapeutics, Inc. (a)	4,398	4,442
GTx, Inc. (a)(d)	15,842	227,650
Halozyme Therapeutics, Inc. (a)(d)	72,135	611,705
Hana Biosciences, Inc. (a)(d)	18,262	21,732
Hemispherx Biopharma, Inc. (a)(d)	93,692	121,800
Human Genome Sciences, Inc. (a)	130,189	1,355,267
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	31,371
Idera Pharmaceuticals, Inc. (a)(d)	15,000	182,250
IDM Pharma, Inc. (a)	908	981
ImClone Systems, Inc. (a)	56,521	2,548,532
ImmunoGen, Inc. (a)	33,884	162,643
Immunomedics, Inc. (a)	65,181	147,309
Incyte Corp. (a)	73,873	633,830
Indevus Pharmaceuticals, Inc. (a)	81,189	608,106
Infinity Pharmaceuticals, Inc. (a)	1,801	17,272
Inhibitex, Inc. (a)(d)	8,093	7,850
Insmed, Inc. (a)	127,479	113,456
InterMune, Inc. (a)	33,697	547,239
Introgen Therapeutics, Inc. (a)(d)	44,401	174,052
Isis Pharmaceuticals, Inc. (a)(d)	81,775	1,446,600
Isolagen, Inc. (a)	33,379	95,130
Keryx Biopharmaceuticals, Inc. (a)(d)	41,474	381,561
Kosan Biosciences, Inc. (a)	28,380	135,373
La Jolla Pharmaceutical Co. (a)	33,235	123,302
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Lexicon Pharmaceuticals, Inc. (a)	68,125	$ 236,394
LifeCell Corp. (a)	30,968	1,255,752
Ligand Pharmaceuticals, Inc. Class B (d)	70,084	344,112
Lipid Sciences, Inc. (a)	6,973	6,555
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	1,287
MannKind Corp. (a)(d)	74,374	699,116
Martek Biosciences (a)(d)	30,378	785,575
Matritech, Inc. (a)	9,731	973
Maxygen, Inc. (a)	38,092	288,356
Medarex, Inc. (a)(d)	126,451	1,605,928
Memory Pharmaceuticals Corp. (a)	67,941	38,047
Metabasis Therapeutics, Inc. (a)	26,087	74,609
Metabolix, Inc.	14,855	319,680
Micromet, Inc. (a)	5,632	9,856
Millennium Pharmaceuticals, Inc. (a)	294,811	4,345,514
Momenta Pharmaceuticals, Inc. (a)(d)	24,545	131,070
Monogram Biosciences, Inc. (a)	94,829	117,588
Myriad Genetics, Inc. (a)(d)	41,078	1,979,960
Nabi Biopharmaceuticals (a)	74,967	247,391
Neopharm, Inc. (a)	8,402	6,302
Neose Technologies, Inc. (a)	9,641	15,426
Neurocrine Biosciences, Inc. (a)(d)	40,314	524,888
Neurogen Corp. (a)	14,550	48,015
Northfield Laboratories, Inc. (a)	29,181	31,515
Novavax, Inc. (a)(d)	42,163	153,473
NPS Pharmaceuticals, Inc. (a)	39,572	161,454
Nuvelo, Inc. (a)	36,720	63,893
Omrix Biopharmaceuticals, Inc. (a)	12,337	411,932
ONYX Pharmaceuticals, Inc. (a)	50,372	2,747,289
Orchid Cellmark, Inc. (a)	20,246	92,727
OREXIGEN Therapeutics, Inc. (d)	10,755	141,643
Ortec International, Inc. (a)	2	1
Orthologic Corp. (a)	36,394	47,676
Oscient Pharmaceuticals Corp. (a)	9,344	13,362
OSI Pharmaceuticals, Inc. (a)	54,589	2,545,485
Osiris Therapeutics, Inc. (a)(d)	18,030	201,395
OXiGENE, Inc. (a)	27,796	76,717
Palatin Technologies, Inc. (a)	59,631	15,015
Panacos Pharmaceuticals, Inc. (a)	35,312	72,743
PDL BioPharma, Inc. (a)	110,808	1,962,410
Peregrine Pharmaceuticals, Inc. (a)	144,570	72,285
Pharmacopeia Drug Discovery, Inc. (a)	2,994	13,623
Pharmacyclics, Inc. (a)(d)	41,159	84,376
Pharmion Corp. (a)	29,023	1,852,828
Poniard Pharmaceuticals, Inc. (a)	14,768	66,456
Pro-Pharmaceuticals, Inc. (a)	23,828	15,726
Progenics Pharmaceuticals, Inc. (a)(d)	24,524	475,766
Regeneron Pharmaceuticals, Inc. (a)	63,234	1,377,237
Renovis, Inc. (a)	15,599	52,569
Repligen Corp. (a)	7,531	35,998
Rigel Pharmaceuticals, Inc. (a)	40,346	288,877

	Shares	Value
Sangamo Biosciences, Inc. (a)(d)	42,750	$ 657,068
Savient Pharmaceuticals, Inc. (a)	65,430	919,946
SciClone Pharmaceuticals, Inc. (a)	14,063	28,970
Seattle Genetics, Inc. (a)	38,349	421,456
Senomyx, Inc. (a)	31,175	218,225
SIGA Technologies, Inc. (a)	5,146	17,960
Sonus Pharmaceuticals, Inc. (a)	32,820	18,707
StemCells, Inc. (a)(d)	46,919	91,023
Sunesis Pharmaceuticals, Inc. (a)(d)	3,400	7,208
Synta Pharmaceuticals Corp. (d)	25,759	191,905
Tapestry Pharmaceuticals, Inc. (a)	673	296
Telik, Inc. (a)(d)	42,903	143,725
Tercica, Inc. (a)(d)	30,000	199,200
Theravance, Inc. (a)	48,345	1,164,631
Threshold Pharmaceuticals, Inc. (a)	15,598	8,755
Titan Pharmaceuticals, Inc. (a)	11,415	20,090
TorreyPines Therapeutics, Inc. (a)	1,899	4,918
Trimeris, Inc. (a)(d)	15,229	93,506
Trubion Pharmaceuticals, Inc. (d)	6,000	59,940
Unigene Laboratories, Inc. (a)	74,735	157,691
United Therapeutics Corp. (a)	20,368	2,038,429
Vanda Pharmaceuticals, Inc. (a)	21,153	190,165
Vertex Pharmaceuticals, Inc. (a)	125,824	3,194,671
Vical, Inc. (a)(d)	34,045	155,926
Vion Pharmaceuticals, Inc. (a)	41,496	29,047
XOMA Ltd. (a)	145,384	523,382
Zymogenetics, Inc. (a)(d)	42,530	624,340
		108,724,434
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	22,041	731,100
Abiomed, Inc. (a)(d)	31,613	406,227
Accuray, Inc.	34,689	576,184
Advanced Medical Optics, Inc. (a)(d)	53,755	1,355,701
Align Technology, Inc. (a)	62,081	1,048,548
Alphatec Holdings, Inc. (a)	14,930	68,529
American Medical Systems Holdings, Inc. (a)(d)	67,355	920,743
Analogic Corp.	12,972	698,153
Angiodynamics, Inc. (a)	20,296	393,945
Anika Therapeutics, Inc. (a)	12,355	173,835
ArthroCare Corp. (a)(d)	26,849	1,453,336
Aspect Medical Systems, Inc. (a)(d)	22,382	332,597
ATS Medical, Inc. (a)	6,269	12,350
Beckman Coulter, Inc.	56,783	4,016,262
BioLase Technology, Inc. (a)(d)	21,417	62,752
Bovie Medical Corp. (a)(d)	18,610	119,662
BSD Medical Corp. (a)(d)	13,363	73,630
Cambridge Heart, Inc. (a)	1,200	1,572
Candela Corp. (a)	20,642	127,980
Cantel Medical Corp. (a)	13,163	232,853
Cardiac Science Corp. (a)	17,399	146,674
Cardica, Inc. (a)	18,168	135,352
Cardiodynamics International Corp. (a)	13,842	5,122
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cardiotech International, Inc. (a)	3,688	$ 3,393
Cerus Corp. (a)	40,324	311,301
Clarient, Inc. (a)	8,140	16,199
Clinical Data, Inc. (a)	12,139	299,226
Conceptus, Inc. (a)(d)	21,558	433,100
CONMED Corp. (a)	26,542	660,365
Cooper Companies, Inc.	42,262	1,818,534
Cutera, Inc. (a)	13,073	197,925
Cyberonics, Inc. (a)(d)	16,400	223,696
Cynosure, Inc. Class A (a)	6,020	178,734
Datascope Corp.	14,755	539,885
DENTSPLY International, Inc.	134,600	5,758,188
DexCom, Inc. (a)(d)	35,375	305,994
Digirad Corp. (a)	4,978	17,821
E-Z-EM, Inc. (a)	12,324	255,107
Edwards Lifesciences Corp. (a)(d)	52,228	2,582,675
Electro-Optical Sciences, Inc. (a)(d)	9,000	44,280
Endologix, Inc. (a)	29,516	77,922
EP Medsystems, Inc. (a)	14,220	32,137
Escalon Medical Corp. (a)	3,512	11,238
ev3, Inc. (a)(d)	70,887	1,037,786
Exactech, Inc. (a)	12,414	244,432
Fonar Corp. (a)	785	5,448
Gen-Probe, Inc. (a)	46,667	3,121,556
Greatbatch, Inc. (a)	20,807	428,208
Haemonetics Corp. (a)	23,414	1,358,246
Hansen Medical, Inc. (d)	14,073	415,013
HealthTronics, Inc. (a)	18,929	80,259
Hillenbrand Industries, Inc.	51,925	2,795,642
Hologic, Inc. (a)	106,467	7,068,344
Home Diagnostics, Inc. (a)	19,347	150,326
I-Flow Corp. (a)(d)	24,646	410,849
ICU Medical, Inc. (a)	13,059	484,750
IDEXX Laboratories, Inc. (a)	61,310	3,709,255
Immucor, Inc. (a)	66,174	2,194,992
Implant Sciences Corp. (a)	468	655
Insite Vision (a)	62,560	58,806
Insulet Corp.	16,131	442,957
Integra LifeSciences Holdings Corp. (a)(d)	17,966	744,691
Intuitive Surgical, Inc. (a)	34,893	11,433,738
Invacare Corp.	28,693	746,018
Inverness Medical Innovations, Inc. (a)	59,714	3,504,018
Iridex Corp. (a)	9,439	25,674
IRIS International, Inc. (a)	21,153	382,869
IVAX Diagnostics, Inc. (a)	7,111	4,195
Kensey Nash Corp. (a)	14,263	384,530
Kinetic Concepts, Inc. (a)(d)	48,994	2,873,008
Lifecore Biomedical, Inc. (a)	13,141	161,109
Masimo Corp.	14,579	538,840

	Shares	Value
Medical Action Industries, Inc. (a)	13,708	$ 274,297
Mentor Corp. (d)	36,815	1,383,876
Meridian Bioscience, Inc.	34,462	1,063,153
Merit Medical Systems, Inc. (a)	32,942	478,647
Micrus Endovascular Corp. (a)	16,657	304,990
Minrad International, Inc. (a)	24,400	66,124
National Dentex Corp. (a)	2,508	39,275
Natus Medical, Inc. (a)	21,654	365,303
Neogen Corp. (a)	16,257	430,973
NeuroMetrix, Inc. (a)(d)	7,830	65,459
NMT Medical, Inc. (a)	16,102	80,832
North American Scientific, Inc. (a)	3,930	1,336
Northstar Neuroscience, Inc. (a)	18,816	173,672
Nutraceutical International Corp. (a)	13,525	149,181
NuVasive, Inc. (a)	34,834	1,482,883
NxStage Medical, Inc. (a)	19,789	254,487
OraSure Technologies, Inc. (a)	45,145	427,975
Orthofix International NV (a)	16,028	936,195
Orthovita, Inc. (a)	20,662	72,730
Osteotech, Inc. (a)	4,011	32,970
Palomar Medical Technologies, Inc. (a)	16,266	285,306
Possis Medical, Inc. (a)	16,597	258,249
Quidel Corp. (a)	32,548	615,157
Regeneration Technologies, Inc. (a)	39,621	351,834
ResMed, Inc. (a)	69,089	3,164,276
Respironics, Inc. (a)	68,764	3,387,315
Retractable Technologies, Inc. (a)	5,601	9,018
Rochester Medical Corp. (a)	8,589	109,510
Sirona Dental Systems, Inc. (a)(d)	16,590	448,925
Somanetics Corp. (a)	17,097	342,111
Sonic Innovations, Inc. (a)	31,910	265,810
SonoSite, Inc. (a)(d)	17,507	581,583
Staar Surgical Co. (a)	8,437	23,792
Stereotaxis, Inc. (a)(d)	33,454	451,294
Steris Corp.	61,693	1,724,936
Strategic Diagnostics, Inc. (a)	3,743	19,988
SurModics, Inc. (a)(d)	15,757	813,691
Symmetry Medical, Inc. (a)	34,850	586,874
Synovis Life Technologies, Inc. (a)	14,155	266,256
The Spectranetics Corp. (a)	26,606	403,613
Theragenics Corp. (a)	45,104	177,259
Thermage, Inc.	10,000	63,300
ThermoGenesis Corp. (a)(d)	39,439	84,794
Thoratec Corp. (a)	55,076	1,078,939
TomoTherapy, Inc.	35,629	662,699
Trimedyne, Inc. (a)	8,608	6,456
Tutogen Medical, Inc. (a)	10,000	115,200
Urologix, Inc. (a)	5,053	6,619
Utah Medical Products, Inc.	3,222	97,304
Vascular Solutions, Inc. (a)	21,325	142,664
Vision Sciences, Inc. (a)	8,293	14,927
Vital Signs, Inc.	9,398	497,248
Vnus Medical Technologies, Inc. (a)	16,000	225,120
Volcano Corp. (a)	31,788	464,423
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
West Pharmaceutical Services, Inc.	31,870	$ 1,197,356
Wright Medical Group, Inc. (a)	36,747	991,434
Young Innovations, Inc.	3,599	83,677
Zoll Medical Corp. (a)	18,824	438,223
		100,208,579
Health Care Providers & Services - 2.4%
Access Plans USA, Inc. (a)	3,930	3,734
Advocat, Inc. (a)	14,148	158,599
Air Methods Corp. (a)	12,127	638,487
Alliance Imaging, Inc. (a)	30,861	294,723
Allied Healthcare International, Inc. (a)	21,264	52,309
Allion Healthcare, Inc. (a)	9,407	55,125
Almost Family, Inc. (a)	7,418	142,574
Amedisys, Inc. (a)	24,128	1,029,300
America Service Group, Inc. (a)	8,584	69,187
American Dental Partners, Inc. (a)	13,941	277,844
AMERIGROUP Corp. (a)	47,878	1,645,567
AMN Healthcare Services, Inc. (a)	30,872	521,119
AmSurg Corp. (a)	30,687	793,566
Animal Health International, Inc.	18,873	226,476
Apria Healthcare Group, Inc. (a)	37,271	807,663
Arcadia Resources, Inc. (a)	80,061	68,052
Assisted Living Concepts, Inc. Class A (a)	59,315	408,087
athenahealth, Inc. (d)	5,356	228,487
Bio-Reference Laboratories, Inc. (a)	15,824	529,629
BioScrip, Inc. (a)	44,859	394,311
Brookdale Senior Living, Inc. (d)	46,474	1,538,289
Capital Senior Living Corp. (a)	24,577	201,777
Centene Corp. (a)	38,730	968,250
Chemed Corp.	22,259	1,205,325
Chindex International, Inc. (a)(d)	5,445	182,843
Community Health Systems, Inc. (a)	84,017	2,807,848
Comprehensive Care Corp. (a)	300	219
Corvel Corp. (a)	10,620	246,915
Cross Country Healthcare, Inc. (a)	31,101	452,831
Cryolife, Inc. (a)	23,279	167,143
DaVita, Inc. (a)	97,122	6,017,679
Dialysis Corp. of America (a)	7,648	64,320
Emergency Medical Services Corp. Class A (a)	8,611	264,874
Emeritus Corp. (a)	18,882	475,826
Five Star Quality Care, Inc. (a)	42,257	398,484
Genoptix, Inc.	6,179	164,361
Gentiva Health Services, Inc. (a)	25,101	453,324
Hanger Orthopedic Group, Inc. (a)	15,855	165,843
Health Grades, Inc. (a)	30,002	162,911
Health Management Associates, Inc. Class A	221,984	1,511,711
Health Net, Inc. (a)	99,290	4,823,508
HealthExtras, Inc. (a)	34,078	905,452
HealthSouth Corp. (a)(d)	78,962	1,565,816

	Shares	Value
Healthspring, Inc. (a)	39,265	$ 742,109
Healthways, Inc. (a)	33,301	1,943,779
HearUSA, Inc. (a)	11,117	16,120
Henry Schein, Inc. (a)	80,970	4,789,376
HMS Holdings Corp. (a)	22,242	690,614
Hooper Holmes, Inc. (a)	50,431	82,203
Hythiam, Inc. (a)(d)	35,825	115,715
I-trax, Inc. (a)	31,500	114,030
Integramed America, Inc. (a)	12,500	155,625
InVentiv Health, Inc. (a)	29,042	847,446
Kindred Healthcare, Inc. (a)	30,255	743,365
Landauer, Inc.	9,969	500,543
LCA-Vision, Inc. (d)	19,294	313,720
LHC Group, Inc. (a)(d)	16,020	410,112
LifePoint Hospitals, Inc. (a)	56,593	1,790,603
Lincare Holdings, Inc. (a)	78,452	2,682,274
Magellan Health Services, Inc. (a)	35,627	1,619,247
Matria Healthcare, Inc. (a)	20,805	472,690
Medcath Corp. (a)	16,361	415,897
Medical Staffing Network Holdings, Inc. (a)	8,863	54,064
Metropolitan Health Networks, Inc. (a)	36,067	81,151
Molina Healthcare, Inc. (a)	14,494	543,380
MWI Veterinary Supply, Inc. (a)	13,000	547,040
National Healthcare Corp.	8,401	412,489
National Medical Health Card Systems, Inc. (a)	2,994	28,114
National Research Corp.	1,185	32,173
Nighthawk Radiology Holdings, Inc. (a)	17,798	376,250
NovaMed Eyecare, Inc. (a)(d)	33,673	157,253
Odyssey Healthcare, Inc. (a)	35,991	359,910
Omnicare, Inc.	109,039	2,778,314
Owens & Minor, Inc.	35,142	1,380,026
PainCare Holdings, Inc. (a)	63,158	11,968
PDI, Inc. (a)	3,836	37,209
Pediatrix Medical Group, Inc. (a)	45,198	2,922,503
PharMerica Corp. (a)(d)	24,824	365,658
Providence Service Corp. (a)	11,318	316,678
PSS World Medical, Inc. (a)	67,150	1,287,937
Psychemedics Corp.	3,872	61,178
Psychiatric Solutions, Inc. (a)	52,660	1,923,670
QMed, Inc. (a)	4,585	367
Radiation Therapy Services, Inc. (a)	14,589	455,031
RadNet, Inc. (a)	19,082	179,371
RehabCare Group, Inc. (a)	22,431	518,156
ResCare, Inc. (a)	25,421	579,090
Rotech Healthcare, Inc. (a)	15,900	7,648
Rural/Metro Corp. (a)(d)	20,488	64,742
Sierra Health Services, Inc. (a)	57,201	2,388,142
Skilled Healthcare Group, Inc.	21,687	328,558
SRI/Surgical Express, Inc. (a)	2,620	11,056
Sun Healthcare Group, Inc. (a)	33,342	553,144
Sunrise Senior Living, Inc. (a)(d)	37,848	1,188,049
U.S. Physical Therapy, Inc. (a)	16,352	224,513
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal American Financial Corp. (a)	40,660	$ 969,334
Universal Health Services, Inc. Class B	46,914	2,390,268
VCA Antech, Inc. (a)	80,403	3,298,935
Visicu, Inc. (a)	16,759	140,440
VistaCare, Inc. Class A (a)	19,895	155,977
Wellcare Health Plans, Inc. (a)	32,744	1,274,069
		79,939,711
Health Care Technology - 0.4%
A.D.A.M., Inc. (a)	2,620	23,554
Allscripts Healthcare Solutions, Inc. (a)(d)	50,583	894,813
AMICAS, Inc. (a)	31,224	77,123
Arrhythmia Research Technology, Inc. (a)	7,380	60,811
Cerner Corp. (a)(d)	58,831	3,515,152
Computer Programs & Systems, Inc.	9,905	220,584
Eclipsys Corp. (a)	44,403	1,030,150
Emageon, Inc. (a)	18,876	89,850
HealthAxis, Inc. (a)	190	129
HealthStream, Inc. (a)	6,041	19,150
HLTH Corp. (a)(d)	166,624	2,331,070
iCAD, Inc. (a)	48,360	106,392
Mediware Information Systems, Inc. (a)	1,310	9,393
Merge Technologies, Inc. (a)(d)	50,544	66,213
Omnicell, Inc. (a)	33,763	890,330
Phase Forward, Inc. (a)	41,634	1,015,870
ProxyMed, Inc. (a)	3,259	5,703
Quadramed Corp. (a)	35,763	74,745
Transcend Services, Inc. (a)	14,000	235,200
TriZetto Group, Inc. (a)	43,182	666,298
Vital Images, Inc. (a)(d)	14,431	260,335
		11,592,865
Life Sciences Tools & Services - 1.3%
Accelrys, Inc. (a)	29,292	235,215
Affymetrix, Inc. (a)	63,110	1,315,844
Albany Molecular Research, Inc. (a)	29,143	384,979
Alliance Pharmaceutical Corp. (a)	2,080	64
AMAG Pharmaceuticals, Inc. (a)	17,090	984,897
Applera Corp. - Celera Genomics Group (a)	72,414	1,094,900
Bio-Imaging Technologies, Inc. (a)	2,110	20,066
Bio-Rad Laboratories, Inc. Class A (a)	17,876	1,803,867
Bioanalytical Systems, Inc. (a)	4,772	41,230
Biodelivery Sciences International, Inc. (a)	20,000	62,000
Bruker BioSciences Corp. (a)	58,106	539,805
Caliper Life Sciences, Inc. (a)	28,993	158,592
Cambrex Corp.	25,026	193,701
Charles River Laboratories International, Inc. (a)	65,086	4,134,914
Covance, Inc. (a)	59,909	5,231,853
Cryo-Cell International, Inc. (a)	6,550	8,319
Dionex Corp. (a)	18,099	1,528,823

	Shares	Value
Encorium Group, Inc. (a)	7,298	$ 14,377
Enzo Biochem, Inc. (a)(d)	38,087	417,434
eResearchTechnology, Inc. (a)(d)	43,611	517,226
Exelixis, Inc. (a)	89,898	784,810
Gene Logic, Inc. (a)	7,441	7,300
Harvard Bioscience, Inc. (a)	8,617	36,536
Illumina, Inc. (a)	53,500	3,091,765
Immunicon Corp. (a)	7,192	6,904
Interleukin Genetics, Inc. (a)	6,973	11,157
Invitrogen Corp. (a)	43,709	4,240,210
Kendle International, Inc. (a)	13,470	581,500
Luminex Corp. (a)(d)	33,223	531,900
Medivation, Inc. (a)(d)	23,143	314,745
Medtox Scientific, Inc. (a)	8,211	149,358
Nanogen, Inc. (a)	35,888	22,624
Nektar Therapeutics (a)(d)	82,026	547,113
PAREXEL International Corp. (a)	28,085	1,242,761
Pharmaceutical Product Development, Inc.	96,753	4,096,522
PharmaNet Development Group, Inc. (a)	19,840	783,680
PRA International (a)	20,692	626,968
Sequenom, Inc. (a)	25,316	234,932
Techne Corp. (a)	36,251	2,361,753
Third Wave Technologies, Inc. (a)	44,390	358,227
Varian, Inc. (a)	29,337	2,055,057
Ventana Medical Systems, Inc. (a)	33,014	2,932,303
Vermillion, Inc. (a)	8,010	6,264
		43,712,495
Pharmaceuticals - 0.9%
Acusphere, Inc. (a)	1,403	1,122
Adams Respiratory Therapeutics, Inc. (a)	27,666	1,193,511
Adolor Corp. (a)(d)	74,840	291,876
Akorn, Inc. (a)	56,621	432,584
Alexza Pharmaceuticals, Inc. (a)	30,076	263,466
Alpharma, Inc. Class A	44,734	939,414
Anesiva, Inc. (a)	1,142	5,801
APP Pharmaceuticals, Inc. (d)	23,499	276,113
Atherogenics, Inc. (a)(d)	26,187	14,665
Auxilium Pharmaceuticals, Inc. (a)	33,683	944,808
AVANIR Pharmaceuticals Class A (a)	14,261	24,386
Barrier Therapeutics, Inc. (a)	6,541	27,341
Bentley Pharmaceuticals, Inc. (a)	12,642	159,163
BioMimetic Therapeutics, Inc. (a)	12,723	155,093
Bradley Pharmaceuticals, Inc. (a)	14,282	281,213
Cadence Pharmaceuticals, Inc.	23,197	312,232
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	298,506
Collagenex Pharmaceuticals, Inc. (a)	22,008	175,184
Columbia Laboratories, Inc. (a)	36,536	84,033
Corcept Therapeutics, Inc. (a)	7,957	23,473
Cortex Pharmaceuticals, Inc. (a)	7,017	3,649
Cypress Bioscience, Inc. (a)	33,937	414,031
DepoMed, Inc. (a)	68,230	197,867
Discovery Laboratories, Inc. (a)	101,338	295,907
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Durect Corp. (a)(d)	73,527	$ 426,457
Emisphere Technologies, Inc. (a)(d)	22,624	73,754
Endo Pharmaceuticals Holdings, Inc. (a)	126,193	3,458,950
Heska Corp. (a)	20,430	38,613
Hi-Tech Pharmacal Co., Inc. (a)(d)	9,053	90,892
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	12,846
Immtech Pharmaceuticals, Inc. (a)	2,377	14,571
Inspire Pharmaceuticals, Inc. (a)	46,517	277,241
Interpharm Holdings, Inc. (a)(d)	2,260	1,424
Ista Pharmaceuticals, Inc. (a)	7,132	36,872
Javelin Pharmaceuticals, Inc. (a)(d)	36,213	150,646
KV Pharmaceutical Co. Class A (a)	35,773	1,008,799
Matrixx Initiatives, Inc. (a)	11,209	181,474
Medicines Co. (a)	51,295	906,896
Medicis Pharmaceutical Corp. Class A (d)	52,576	1,414,294
MGI Pharma, Inc. (a)	76,773	2,657,114
MiddleBrook Pharmaceuticals, Inc. (a)(d)	4,491	5,030
Nastech Pharmaceutical Co., Inc. (a)	27,713	105,309
NitroMed, Inc. (a)	19,202	20,162
Noven Pharmaceuticals, Inc. (a)	33,333	527,661
Nutrition 21, Inc. (a)	16,280	12,536
Obagi Medical Products, Inc.	17,005	312,892
Oxis International, Inc. (a)	5,100	434
Pain Therapeutics, Inc. (a)(d)	34,510	362,010
Par Pharmaceutical Companies, Inc. (a)	32,153	618,624
Penwest Pharmaceuticals Co. (a)(d)	18,669	113,694
Perrigo Co.	74,464	2,300,938
Pharmos Corp. (a)	12,987	6,623
Pozen, Inc. (a)(d)	22,220	231,755
Questcor Pharmaceuticals, Inc. (a)(d)	47,623	276,213
Repros Therapeutics, Inc. (a)	15,715	154,478
Salix Pharmaceuticals Ltd. (a)(d)	45,480	516,653
Santarus, Inc. (a)(d)	45,220	114,859
Sciele Pharma, Inc. (a)(d)	30,021	670,069
SCOLR Pharma, Inc. (a)(d)	17,200	25,972
Sepracor, Inc. (a)	99,910	2,650,612
Sirtris Pharmaceuticals, Inc.	9,232	148,543
Somaxon Pharmaceuticals, Inc. (a)	7,756	45,062
Spectrum Pharmaceuticals, Inc. (a)(d)	57,989	189,624
SuperGen, Inc. (a)(d)	50,317	212,841
Valeant Pharmaceuticals International (a)	83,751	967,324
ViroPharma, Inc. (a)	77,129	689,533
Vivus, Inc. (a)(d)	59,578	337,211
Warner Chilcott Ltd. (a)	76,979	1,404,867
XenoPort, Inc. (a)	19,956	1,049,486
Zila, Inc. (a)	11,602	11,138
		31,648,434
TOTAL HEALTH CARE		375,826,518

	Shares	Value
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.1%
AAR Corp. (a)	38,238	$ 1,262,619
AeroVironment, Inc.	15,521	373,901
Alliant Techsystems, Inc. (a)	30,552	3,569,390
American Science & Engineering, Inc.	9,514	550,385
Applied Signal Technology, Inc.	17,972	229,502
Argon ST, Inc. (a)	10,954	199,582
Ascent Solar Technologies, Inc. (a)(d)	22,936	389,683
Astronics Corp. (a)	8,502	447,970
BE Aerospace, Inc. (a)	86,124	4,047,828
Breeze-Eastern Corp. (a)	9,000	100,800
Ceradyne, Inc. (a)	22,346	1,104,786
CPI Aerostructures, Inc. (a)	1,677	14,623
Cubic Corp.	19,229	759,161
Curtiss-Wright Corp.	42,647	2,300,379
DRS Technologies, Inc.	39,834	2,358,571
Ducommun, Inc. (a)	10,449	384,105
DynCorp International, Inc. Class A (a)	24,151	504,756
EDO Corp. (d)	17,717	988,963
Esterline Technologies Corp. (a)	26,316	1,374,222
GenCorp, Inc. (non-vtg.) (a)	61,833	748,179
Heico Corp. Class A	19,833	793,320
Herley Industries, Inc. (a)	12,228	172,782
Hexcel Corp. (a)	86,202	2,195,565
Innovative Solutions & Support, Inc. (a)(d)	8,701	123,815
Ionatron, Inc. (a)(d)	50,433	174,498
Irvine Sensors Corp. (a)	390	371
Ladish Co., Inc. (a)	14,096	622,479
LMI Aerospace, Inc. (a)	5,920	144,448
Moog, Inc. Class A (a)	35,483	1,599,574
MTC Technologies, Inc. (a)	6,932	113,338
Orbital Sciences Corp. (a)	53,836	1,295,294
Pemco Aviation Group, Inc. (a)	664	1,965
Spirit AeroSystems Holdings, Inc. Class A	97,539	3,408,988
Stanley, Inc.	13,971	479,205
Sypris Solutions, Inc.	8,306	57,727
Taser International, Inc. (a)(d)	59,232	829,840
Teledyne Technologies, Inc. (a)	31,810	1,724,738
The Allied Defense Group, Inc. (a)(d)	7,168	41,933
Todd Shipyards Corp.	6,043	127,689
Triumph Group, Inc.	15,006	1,219,388
TVI Corp. (a)	29,926	5,686
United Industrial Corp.	3,110	251,879
		37,093,927
Air Freight & Logistics - 0.2%
ABX Air, Inc. (a)	82,053	365,136
AirNet Systems, Inc. (a)	400	788
Atlas Air Worldwide Holdings, Inc. (a)	15,089	794,436
Dynamex, Inc. (a)	16,027	440,262
Forward Air Corp.	27,631	894,415
Hub Group, Inc. Class A (a)	36,585	954,137
Pacer International, Inc.	38,096	524,201
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	8,657	$ 203,786
UTI Worldwide, Inc.	81,490	1,933,758
		6,110,919
Airlines - 0.8%
AirTran Holdings, Inc. (a)	81,281	690,076
Alaska Air Group, Inc. (a)	41,257	1,045,040
Allegiant Travel Co.	14,299	506,185
AMR Corp. (a)	215,620	4,566,832
Continental Airlines, Inc. Class B (a)(d)	88,304	2,485,758
Delta Air Lines, Inc. (a)(d)	224,579	4,437,681
ExpressJet Holdings, Inc. Class A (a)	34,207	85,518
Frontier Airlines Holdings, Inc. (a)(d)	62,709	382,525
Hawaiian Holdings, Inc. (a)	24,994	128,219
JetBlue Airways Corp. (a)(d)	161,017	1,127,119
MAIR Holdings, Inc. (a)	10,106	51,035
Mesa Air Group, Inc. (a)	31,372	118,586
Midwest Air Group, Inc. (a)(d)	21,526	335,375
Northwest Airlines Corp. (a)	195,913	3,561,698
Pinnacle Airlines Corp. (a)	20,690	336,419
Republic Airways Holdings, Inc. (a)	35,185	706,515
SkyWest, Inc.	61,605	1,620,828
UAL Corp. (a)	105,476	4,318,187
US Airways Group, Inc. (a)	79,762	1,656,657
		28,160,253
Building Products - 0.4%
Aaon, Inc.	14,629	278,390
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	9,887
American Woodmark Corp.	10,570	204,741
Ameron International Corp.	7,159	757,279
Apogee Enterprises, Inc.	31,197	693,197
Armstrong World Industries, Inc. (a)	20,296	866,639
Builders FirstSource, Inc. (a)(d)	13,109	90,714
Gibraltar Industries, Inc.	23,536	329,033
Goodman Global, Inc. (a)	32,183	761,128
Griffon Corp. (a)	22,241	287,354
Insteel Industries, Inc.	17,667	200,874
Lennox International, Inc.	56,770	1,921,097
NCI Building Systems, Inc. (a)	19,180	658,449
Owens Corning (a)(d)	85,968	1,892,156
PGT, Inc. (a)	16,670	92,018
Simpson Manufacturing Co. Ltd. (d)	33,985	904,341
Trex Co., Inc. (a)(d)	9,177	63,230
Universal Forest Products, Inc.	18,247	522,047
US Home Systems, Inc. (a)	9,441	56,363
USG Corp. (a)(d)	73,191	2,685,378
		13,274,315
Commercial Services & Supplies - 2.8%
A.T. Cross Co. Class A (a)	7,939	71,054
ABM Industries, Inc.	39,362	802,985

	Shares	Value
ACCO Brands Corp. (a)	50,484	$ 843,588
Administaff, Inc.	23,121	755,594
Advisory Board Co. (a)	18,577	1,207,691
American Ecology Corp.	21,967	488,546
American Reprographics Co. (a)	34,197	529,370
Amrep Corp. (d)	2,187	72,302
Angelica Corp.	10,844	187,927
APAC Customer Services, Inc. (a)	13,380	19,936
Arrowhead Research Corp. (a)(d)	22,957	93,665
Barrett Business Services, Inc.	6,200	101,556
Bowne & Co., Inc.	31,996	577,848
Casella Waste Systems, Inc. Class A (a)	29,398	440,088
CBIZ, Inc. (a)	60,148	555,768
CDI Corp.	10,663	284,382
CECO Environmental Corp. (a)	10,861	125,879
Cenveo, Inc. (a)(d)	45,733	940,270
ChoicePoint, Inc. (a)	72,864	2,757,902
Clean Harbors, Inc. (a)	14,832	797,072
Comfort Systems USA, Inc.	42,341	497,507
Competitive Technologies, Inc. (a)	3,836	8,209
Comsys IT Partners, Inc. (a)	21,618	288,600
Consolidated Graphics, Inc. (a)	11,385	588,946
Copart, Inc. (a)	62,179	2,323,007
Cornell Companies, Inc. (a)	9,523	223,981
Corporate Executive Board Co.	34,304	2,301,455
Corrections Corp. of America (a)	116,179	3,544,621
CoStar Group, Inc. (a)(d)	20,150	971,029
Covanta Holding Corp. (a)	104,024	2,807,608
CRA International, Inc. (a)	12,297	568,859
Deluxe Corp.	48,605	1,535,432
Diamond Management & Technology Consultants, Inc.	25,988	193,091
Document Security Systems, Inc. (a)(d)	9,753	68,856
Duff & Phelps Corp. Class A	8,366	166,734
Dun & Bradstreet Corp.	58,645	5,232,893
Ennis, Inc.	22,496	413,027
Exponent, Inc. (a)	15,355	427,637
First Advantage Corp. Class A (a)	10,252	186,586
First Consulting Group, Inc. (a)	30,842	394,778
Food Technology Service, Inc. (a)	6,071	16,999
FTI Consulting, Inc. (a)	39,456	2,248,992
Fuel Tech, Inc. (a)(d)	17,173	419,193
G&K Services, Inc. Class A	19,453	791,154
GeoEye, Inc. (a)	20,442	648,420
GP Strategies Corp. (a)	14,690	131,622
Healthcare Services Group, Inc.	34,937	765,120
Heidrick & Struggles International, Inc.	16,722	606,507
Herman Miller, Inc.	59,512	1,633,604
Hill International, Inc. (a)	10,000	110,000
HNI Corp. (d)	34,454	1,258,605
Hudson Highland Group, Inc. (a)	28,033	249,774
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	17,761	1,301,348
ICF International, Inc. (a)	9,874	255,243
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ICT Group, Inc. (a)	7,987	$ 88,496
IHS, Inc. Class A (a)	28,271	1,982,928
IKON Office Solutions, Inc.	97,438	1,230,642
InnerWorkings, Inc. (a)(d)	29,905	473,994
Innotrac Corp. (a)	3,181	10,974
Interface, Inc. Class A	56,518	985,674
Intersections, Inc. (a)	3,842	37,997
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	26,568	506,120
Kenexa Corp. (a)	20,075	388,853
Kforce, Inc. (a)	42,225	458,141
Knoll, Inc.	51,127	893,700
Korn/Ferry International (a)	50,788	875,077
Labor Ready, Inc. (a)	41,139	619,142
Layne Christensen Co. (a)	16,066	914,959
Learning Tree International, Inc. (a)	12,160	308,134
LECG Corp. (a)	28,005	444,159
M&F Worldwide Corp. (a)	13,753	706,492
Mac-Gray Corp. (a)	3,487	41,844
Manpower, Inc.	79,638	4,865,882
McGrath RentCorp.	22,234	591,202
Medialink Worldwide, Inc. (a)(d)	9,153	37,161
Metalico, Inc. (a)	16,853	170,215
Mine Safety Appliances Co.	26,004	1,274,456
Mobile Mini, Inc. (a)	32,900	632,338
Multi-Color Corp.	11,002	262,948
Navigant Consulting, Inc. (a)(d)	45,819	594,731
Odyssey Marine Exploration, Inc. (a)	41,200	231,956
On Assignment, Inc. (a)	26,914	171,980
PeopleSupport, Inc. (a)	22,685	318,724
Perma-Fix Environmental Services, Inc. (a)	8,161	21,219
PHH Corp. (a)	48,705	1,079,303
Pike Electric Corp. (a)	16,493	262,239
PRG-Schultz International, Inc. (a)	12,296	114,968
Protection One, Inc. (a)(d)	2,194	25,604
RCM Technologies, Inc. (a)	14,333	82,271
Republic Services, Inc.	151,573	5,027,676
Resources Connection, Inc.	48,181	993,492
Rollins, Inc.	31,671	932,394
RSC Holdings, Inc. (d)	19,798	243,119
Schawk, Inc. Class A	8,849	127,160
School Specialty, Inc. (a)	19,272	687,818
Sirva, Inc. (a)	9,936	1,490
Spherion Corp. (a)	59,543	463,245
Spherix, Inc. (a)	5,297	6,886
Standard Parking Corp. (a)	3,872	179,545
Standard Register Co.	23,184	279,831
Steelcase, Inc. Class A	58,356	882,926
Stericycle, Inc. (a)	83,333	4,904,147
Team, Inc. (a)	18,690	558,457

	Shares	Value
TeamStaff, Inc. (a)	6,456	$ 4,455
Teletech Holdings, Inc. (a)	35,906	743,613
Tetra Tech, Inc. (a)	51,793	1,073,151
The Brink's Co.	39,844	2,549,219
The Geo Group, Inc. (a)	46,716	1,189,389
TRC Companies, Inc. (a)	3,649	30,615
U.S. Liquids, Inc. (a)	500	5
United Stationers, Inc. (a)	27,725	1,404,549
UTEK Corp. (d)	10,333	144,662
Viad Corp.	15,820	490,578
Virco Manufacturing Co.	4,818	38,255
Volt Information Sciences, Inc. (a)	9,477	120,547
VSE Corp.	2,868	148,017
Waste Connections, Inc. (a)	64,678	2,058,701
Waste Industries USA, Inc.	10,457	353,447
Waterlink, Inc. (a)	13,000	5
Watson Wyatt Worldwide, Inc. Class A	38,032	1,751,374
WCA Waste Corp. (a)	14,127	107,789
Westaff, Inc. (a)	6,445	24,298
		94,058,238
Construction & Engineering - 1.1%
AECOM Technology Corp.	66,894	1,778,711
EMCOR Group, Inc. (a)	60,467	1,610,841
Foster Wheeler Ltd. (a)	65,369	9,739,981
Furmanite Corp. (a)	33,501	346,065
Granite Construction, Inc.	30,674	1,258,247
Great Lakes Dredge & Dock Corp.	43,369	386,418
Insituform Technologies, Inc. Class A (a)(d)	33,807	439,153
Integrated Electrical Services, Inc. (a)	10,323	193,763
KBR, Inc.	157,648	6,277,543
Michael Baker Corp. (a)	6,664	232,774
Modtech Holdings, Inc. (a)	5,824	5,358
Northwest Pipe Co. (a)	8,811	293,142
Perini Corp. (a)	20,758	1,104,118
Quanta Services, Inc. (a)	156,790	4,292,910
Shaw Group, Inc. (a)	70,164	4,449,801
Sterling Construction Co., Inc. (a)	13,692	328,882
URS Corp. (a)	79,311	4,559,589
		37,297,296
Electrical Equipment - 1.7%
A.O. Smith Corp.	19,474	689,185
Active Power, Inc. (a)(d)	42,574	95,792
Acuity Brands, Inc.	39,353	1,554,050
Advanced Battery Technologies, Inc. (a)	30,270	136,820
American Superconductor Corp. (a)(d)	33,903	818,418
AMETEK, Inc.	99,826	4,392,344
AML Communications, Inc. (a)	4,959	5,901
AZZ, Inc. (a)	14,388	385,311
Baldor Electric Co.	40,317	1,360,699
Beacon Power Corp. (a)(d)	103,037	179,284
Belden, Inc.	40,134	1,848,171
Brady Corp. Class A	45,014	1,801,910
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
BTU International, Inc. (a)	5,333	$ 79,462
C&D Technologies, Inc. (a)(d)	41,016	216,975
Capstone Turbine Corp. (a)(d)	73,813	90,052
Chase Corp.	10,862	207,247
Coleman Cable, Inc. (a)(d)	9,142	94,985
Digital Power Corp. (a)	4,959	7,191
Encore Wire Corp.	16,325	279,158
Energy Conversion Devices, Inc. (a)(d)	34,512	892,825
Energy Focus, Inc. (a)	9,000	60,300
EnerSys (a)	36,162	841,490
Evergreen Solar, Inc. (a)(d)	82,418	1,085,445
EXX, Inc. Class A (a)	3,975	11,965
First Solar, Inc.	32,276	7,654,253
Franklin Electric Co., Inc. (d)	16,674	649,619
FuelCell Energy, Inc. (a)(d)	76,681	695,497
General Cable Corp. (a)	47,846	3,558,785
Genlyte Group, Inc. (a)	25,944	2,445,222
GrafTech International Ltd. (a)	93,120	1,496,438
Hoku Scientific, Inc. (a)(d)	35,507	293,643
Hubbell, Inc. Class B	51,302	2,818,019
II-VI, Inc. (a)	24,899	835,112
LaBarge, Inc. (a)	3,526	48,165
LSI Industries, Inc.	22,573	466,358
MagneTek, Inc. (a)	24,905	109,333
Medis Technologies Ltd. (a)(d)	17,535	223,922
Microfield Group, Inc. (a)	20,770	20,770
Microvision, Inc. (a)(d)	55,975	227,259
Millennium Cell, Inc. (a)	10,760	5,810
Plug Power, Inc. (a)	99,558	360,400
Polypore International, Inc.	13,051	227,218
Powell Industries, Inc. (a)	8,427	344,243
Power-One, Inc. (a)	77,604	362,411
PowerSecure International, Inc. (a)(d)	10,994	151,058
Preformed Line Products Co.	2,387	128,540
Regal-Beloit Corp.	30,973	1,458,209
Roper Industries, Inc.	82,590	5,240,336
Satcon Technology Corp. (a)(d)	5,988	8,982
Sunpower Corp. Class A (a)(d)	34,283	4,266,177
Superior Essex, Inc. (a)	17,936	435,127
Technology Research Corp.	3,139	11,426
Thomas & Betts Corp. (a)	52,980	2,879,993
Ultralife Batteries, Inc. (a)	14,770	185,511
Universal Security Instruments, Inc. (a)	4,000	33,760
UQM Technologies, Inc. (a)	9,558	30,490
Valence Technology, Inc. (a)(d)	28,181	64,816
Vicor Corp.	14,143	204,225
Woodward Governor Co.	27,365	1,875,597
		56,951,704
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	54,319	2,162,439
McDermott International, Inc. (a)	210,572	11,012,916

	Shares	Value
Raven Industries, Inc.	17,290	$ 600,482
Sequa Corp. Class A (a)	6,103	1,067,720
Standex International Corp.	13,917	265,536
Teleflex, Inc.	36,772	2,218,455
Tredegar Corp.	22,613	326,984
Walter Industries, Inc.	49,966	1,733,321
		19,387,853
Machinery - 2.9%
3D Systems Corp. (a)(d)	19,147	336,413
A.S.V., Inc. (a)(d)	19,924	232,314
Accuride Corp. (a)	25,655	194,721
Actuant Corp. Class A	47,854	1,515,536
AGCO Corp. (a)	86,599	5,970,135
Alamo Group, Inc.	3,665	67,803
Albany International Corp. Class A	23,271	899,890
Altra Holdings, Inc.	31,400	503,342
American Railcar Industries, Inc. (d)	10,875	167,258
Ampco-Pittsburgh Corp.	7,482	263,516
Astec Industries, Inc. (a)	16,319	612,942
Axsys Technologies, Inc. (a)	6,806	287,894
Badger Meter, Inc.	12,727	496,353
Baldwin Technology Co., Inc. Class A (a)	3,555	17,420
Barnes Group, Inc.	36,936	1,143,539
Basin Water, Inc. (a)(d)	20,625	144,581
Blount International, Inc. (a)	43,706	536,273
Briggs & Stratton Corp.	48,785	1,112,298
Bucyrus International, Inc. Class A	34,034	2,985,122
Cascade Corp.	10,800	651,564
Chart Industries, Inc. (a)	28,453	790,993
CIRCOR International, Inc.	16,789	728,475
CLARCOR, Inc.	49,508	1,762,980
Columbus McKinnon Corp. (NY Shares) (a)	17,143	533,490
Commercial Vehicle Group, Inc. (a)	23,576	314,268
Crane Co.	47,614	2,139,773
Donaldson Co., Inc.	66,671	3,118,869
Dynamic Materials Corp.	11,531	731,873
Eastern Co.	7,453	147,346
EnPro Industries, Inc. (a)	20,407	624,454
ESCO Technologies, Inc. (a)(d)	26,210	969,246
Federal Signal Corp.	41,599	478,389
Flanders Corp. (a)(d)	10,793	71,773
Flow International Corp. (a)	32,121	253,756
Flowserve Corp.	52,407	4,930,975
Force Protection, Inc. (a)(d)	60,924	658,588
FreightCar America, Inc.	9,610	326,452
Gardner Denver, Inc. (a)	48,958	1,620,999
Gehl Co. (a)	12,189	197,584
Gorman-Rupp Co.	14,693	579,639
Graco, Inc.	57,249	2,131,953
Graham Corp.	4,038	282,660
Greenbrier Companies, Inc.	15,064	334,120
Hardinge, Inc.	9,527	150,241
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Harsco Corp.	77,412	$ 4,650,139
Hirsch International Corp. Class A (a)	2,100	4,347
Hurco Companies, Inc. (a)	6,978	287,982
IDEX Corp.	71,626	2,557,048
Joy Global, Inc.	100,683	5,839,614
K-Tron International, Inc. (a)	2,734	311,676
Kadant, Inc. (a)	16,324	480,905
Kaydon Corp.	24,116	1,220,511
Kennametal, Inc.	34,518	2,694,130
Key Technology, Inc. (a)	2,697	93,721
L.B. Foster Co. Class A (a)	12,118	555,126
Lincoln Electric Holdings, Inc.	40,877	2,851,988
Lindsay Corp. (d)	9,496	502,528
Lydall, Inc. (a)	19,210	186,145
Met-Pro Corp.	8,774	102,129
MFRI, Inc. (a)(d)	7,618	110,156
Middleby Corp. (a)	16,424	1,246,417
Milacron, Inc. (a)	1,345	3,874
Miller Industries, Inc. (a)	8,914	116,149
Mueller Industries, Inc.	32,321	977,064
Mueller Water Products, Inc. Class B	99,505	996,045
NACCO Industries, Inc. Class A	5,002	507,203
Nordson Corp.	29,175	1,540,440
Omega Flex, Inc.	3,426	48,889
Oshkosh Truck Co.	67,410	3,241,747
Paragon Technologies, Inc. (a)	1,565	12,442
Pentair, Inc.	92,880	3,150,490
Portec Rail Products, Inc.	5,406	56,871
RBC Bearings, Inc. (a)	22,455	825,895
Robbins & Myers, Inc.	12,691	869,334
Spire Corp. (a)	200	3,870
SPX Corp.	56,618	5,761,448
Sun Hydraulics Corp.	15,960	463,638
Tecumseh Products Co. Class A (non-vtg.) (a)	17,767	422,322
Tennant Co.	17,405	762,861
The L.S. Starrett Co. Class A	5,190	97,780
Timken Co.	74,582	2,378,420
Titan International, Inc.	23,935	657,255
Toro Co.	36,128	2,010,523
TriMas Corp.	13,518	150,050
Trinity Industries, Inc. (d)	71,125	1,800,174
TurboChef Technologies, Inc. (a)(d)	22,172	329,698
Twin Disc, Inc.	6,105	379,304
Valmont Industries, Inc.	17,665	1,386,526
Wabash National Corp.	25,195	174,097
Wabtec Corp.	43,865	1,488,778
Watts Water Technologies, Inc. Class A (d)	25,624	749,758
Xerium Technologies, Inc.	21,467	127,729
		97,203,046

	Shares	Value
Marine - 0.3%
Alexander & Baldwin, Inc.	39,208	$ 2,014,507
American Commercial Lines, Inc. (a)(d)	48,129	836,963
Eagle Bulk Shipping, Inc.	37,028	1,059,001
Excel Maritime Carriers Ltd.	14,221	761,819
Genco Shipping & Trading Ltd.	22,224	1,406,779
Horizon Lines, Inc. Class A	23,616	470,195
International Shipholding Corp. (a)	4,464	114,546
Kirby Corp. (a)	51,673	2,483,921
OceanFreight, Inc.	10,013	219,084
TBS International Ltd. Class A (a)	9,962	434,941
		9,801,756
Road & Rail - 0.6%
AMERCO (a)(d)	7,255	474,985
Arkansas Best Corp.	21,525	490,770
Avis Budget Group, Inc. (a)	98,204	1,476,006
Celadon Group, Inc. (a)	27,289	212,854
Con-way, Inc.	42,610	1,801,551
Covenant Transportn Group, Inc. Class A (a)	4,491	32,021
Dollar Thrifty Automotive Group, Inc. (a)	20,712	537,269
Frozen Food Express Industries, Inc.	4,026	22,224
Genesee & Wyoming, Inc. Class A (a)	38,427	1,006,787
Heartland Express, Inc. (d)	66,575	967,335
Hertz Global Holdings, Inc.	130,213	2,487,068
J.B. Hunt Transport Services, Inc.	88,505	2,326,796
Kansas City Southern (a)(d)	71,158	2,449,970
Knight Transportation, Inc. (d)	47,474	721,605
Landstar System, Inc.	53,189	2,115,858
Marten Transport Ltd. (a)	18,360	201,226
Old Dominion Freight Lines, Inc. (a)	30,609	689,621
P.A.M. Transportation Services, Inc. (a)	12,026	180,510
Patriot Transportation Holding, Inc. (a)	534	50,137
Quality Distribution, Inc. (a)	6,526	32,369
Saia, Inc. (a)	10,643	138,785
Universal Truckload Services, Inc. (a)	5,000	87,250
USA Truck, Inc. (a)	4,594	66,613
Werner Enterprises, Inc. (d)	50,060	878,553
YRC Worldwide, Inc. (a)(d)	51,688	915,394
		20,363,557
Trading Companies & Distributors - 0.6%
Aceto Corp.	20,271	160,546
Aircastle Ltd.	42,316	1,117,989
Applied Industrial Technologies, Inc.	35,142	1,061,640
Beacon Roofing Supply, Inc. (a)(d)	40,814	375,897
BlueLinx Corp.	14,464	59,302
Electro Rent Corp.	14,337	196,130
Empire Resources, Inc.	3,903	15,378
Fastenal Co.	127,510	5,054,496
GATX Corp.	40,734	1,508,380
H&E Equipment Services, Inc. (a)	13,420	231,763
Houston Wire & Cable Co. (d)	15,402	228,104
Huttig Building Products, Inc. (a)	6,924	26,450
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Interline Brands, Inc. (a)	28,956	$ 692,917
Kaman Corp.	23,582	752,266
Lawson Products, Inc.	2,516	85,116
MSC Industrial Direct Co., Inc. Class A	43,933	1,898,784
NuCo2, Inc. (a)	17,247	475,672
Rush Enterprises, Inc. Class A (a)	37,813	595,933
TAL International Group, Inc.	21,941	496,964
Textainer Group Holdings Ltd.	12,459	203,705
TransDigm Group, Inc. (a)	22,172	1,057,161
UAP Holding Corp.	46,675	1,396,049
United Rentals, Inc. (a)	65,535	1,524,999
Watsco, Inc.	21,929	794,926
WESCO International, Inc. (a)	40,932	1,656,927
Willis Lease Finance Corp. (a)	2,246	29,423
		21,696,917
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	37,538	1,512,781
Quixote Corp.	10,799	199,026
		1,711,807
TOTAL INDUSTRIALS		443,111,588
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.5%
3Com Corp. (a)	367,515	1,583,990
Acme Packet, Inc.	19,434	239,038
ADC Telecommunications, Inc. (a)	112,244	1,858,761
Adtran, Inc.	53,503	1,160,480
Airspan Networks, Inc. (a)	55,386	103,572
Alliance Fiber Optic Products, Inc. (a)	23,499	41,358
AltiGen Communications, Inc. (a)	1,965	3,105
Anaren, Inc. (a)	13,340	205,436
Andrew Corp. (a)	150,690	2,209,115
Arris Group, Inc. (a)	108,747	1,134,231
Aruba Networks, Inc.	29,767	414,952
Avanex Corp. (a)	199,217	298,826
Avici Systems, Inc.	20,518	152,449
Avocent Corp. (a)	46,008	1,145,599
Aware, Inc. (a)	10,854	53,510
Bel Fuse, Inc. Class B (non-vtg.)	12,174	364,246
BigBand Networks, Inc.	20,709	124,047
Black Box Corp.	18,367	675,906
Blue Coat Systems, Inc. (a)	27,612	999,831
Bookham, Inc. (a)	57,200	145,288
C-COR, Inc. (a)	39,930	490,340
Carrier Access Corp. (a)	8,499	19,293
Comarco, Inc.	2,807	14,568
CommScope, Inc. (a)	57,703	2,336,972
Communications Systems, Inc.	2,049	22,949
Comtech Telecommunications Corp. (a)	21,525	1,068,932
Digi International, Inc. (a)	20,366	313,229

	Shares	Value
Ditech Networks, Inc. (a)	24,840	$ 80,233
Dycom Industries, Inc. (a)	41,110	1,156,835
EFJ, Inc. (a)	12,549	36,769
EMS Technologies, Inc. (a)	13,418	390,598
Endwave Corp. (a)	18,064	141,622
Entrada Networks, Inc. (a)	292	0
eOn Communications Corp. (a)	3,013	1,989
Extreme Networks, Inc. (a)	110,073	400,666
Ezenia!, Inc. (a)	2,900	2,291
F5 Networks, Inc. (a)	76,951	2,033,045
Finisar Corp. (a)	237,565	403,861
Foundry Networks, Inc. (a)	123,296	2,173,708
Globecomm Systems, Inc. (a)	18,319	206,089
Harmonic, Inc. (a)	90,519	938,682
Harris Corp.	127,676	8,014,223
Harris Stratex Networks, Inc. Class A (a)	25,381	437,061
Hughes Communications, Inc. (a)	2,184	116,080
Infinera Corp.	66,759	1,456,014
InterDigital, Inc. (a)(d)	46,613	839,034
ISCO International, Inc. (a)	19,929	4,783
Ixia (a)	47,514	490,820
KVH Industries, Inc. (a)	19,517	169,603
Lantronix, Inc. (a)	17,964	17,515
Loral Space & Communications Ltd. (a)	12,027	411,804
MasTec, Inc. (a)	45,917	464,221
MRV Communications, Inc. (a)(d)	91,561	205,097
NETGEAR, Inc. (a)	30,136	1,021,309
Network Engines, Inc. (a)	9,093	14,913
Network Equipment Technologies, Inc. (a)	26,253	326,587
Nextwave Wireless, Inc. (a)(d)	46,937	282,091
NMS Communications Corp. (a)	36,033	55,851
NumereX Corp. Class A (a)	4,959	39,970
Occam Networks, Inc. (a)	8,924	34,536
Oplink Communications, Inc. (a)	24,767	399,987
Opnext, Inc.	21,452	173,761
Optelecom Nkf, Inc. (a)	1,053	8,340
Optical Cable Corp. (a)	1,228	4,924
Optium Corp. (d)	14,784	124,186
ORBCOMM, Inc. (d)	31,095	242,230
Packeteer, Inc. (a)	33,076	223,594
Parkervision, Inc. (a)(d)	17,166	168,742
PC-Tel, Inc. (a)	22,837	171,049
Pegasus Wireless Corp. warrants 8/11/08 (a)	4,310	0
Performance Technologies, Inc. (a)	4,304	20,917
Plantronics, Inc.	44,599	1,197,483
Polycom, Inc. (a)	87,526	2,124,256
Powerwave Technologies, Inc. (a)(d)	111,385	461,134
Proxim Wireless Corp. (a)	2,250	2,003
Radyne Corp. (a)	20,583	188,952
Riverbed Technology, Inc. (a)	23,416	662,204
SCM Microsystems, Inc. (a)	4,117	14,451
SeaChange International, Inc. (a)	31,672	238,807
ShoreTel, Inc.	12,518	194,279
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sonus Networks, Inc. (a)(d)	227,117	$ 1,494,430
Starent Networks Corp.	14,717	307,585
Sycamore Networks, Inc. (a)	185,978	716,015
Symmetricom, Inc. (a)	44,266	190,786
Tekelec (a)	62,915	773,855
Telkonet, Inc. (a)(d)	34,540	44,211
Telular Corp. (a)	14,093	94,423
Tollgrade Communications, Inc. (a)	15,734	124,928
UTStarcom, Inc. (a)(d)	98,847	286,656
Veramark Technologies, Inc. (a)	1,700	1,360
ViaSat, Inc. (a)	25,078	836,351
Vyyo, Inc. (a)(d)	7,423	34,220
Wegener Corp. (a)	11,602	10,210
Westell Technologies, Inc. Class A (a)	93,476	142,084
WJ Communications, Inc. (a)	17,073	15,024
Zhone Technologies, Inc. (a)	173,196	216,495
		51,457,855
Computers & Peripherals - 1.2%
ActivIdentity Corp. (a)	30,377	123,634
Adaptec, Inc. (a)	145,519	487,489
Ampex Corp. Class A (a)	1,884	3,674
Avid Technology, Inc. (a)	39,194	1,039,817
Brocade Communications Systems, Inc. (a)(d)	369,633	2,694,625
Concurrent Computer Corp. (a)	79,110	74,363
CopyTele, Inc. (a)	16,655	24,983
Cray, Inc. (a)	29,711	173,215
Data Domain, Inc.	14,145	364,658
Datalink Corp. (a)	2,058	8,767
Dataram Corp.	3,649	12,407
Diebold, Inc.	63,048	2,141,110
Dot Hill Systems Corp. (a)	30,475	77,407
Electronics for Imaging, Inc. (a)	53,247	1,221,486
Emulex Corp. (a)(d)	83,779	1,403,298
FOCUS Enhancements, Inc. (a)	7,672	5,601
Hauppauge Digital, Inc. (a)	4,117	17,250
HEI, Inc. (a)	3,368	1,987
Hutchinson Technology, Inc. (a)	27,474	722,841
Hypercom Corp. (a)	60,574	324,071
Imation Corp.	31,408	630,359
Immersion Corp. (a)	32,589	427,894
InFocus Corp. (a)	16,952	29,496
Innovex, Inc. (a)	4,552	2,640
Intermec, Inc. (a)	45,598	978,989
Interphase Corp. (a)	2,203	21,457
Intevac, Inc. (a)	13,428	210,820
Iomega Corp. (a)	46,398	165,641
Isilon Systems, Inc. (d)	26,704	150,878
LaserCard Corp. (a)	11,480	114,111
Mobility Electronics, Inc. (a)	18,109	31,510
NCR Corp. (a)	167,811	4,017,395

	Shares	Value
Novatel Wireless, Inc. (a)	33,008	$ 512,944
Overland Storage, Inc. (a)	6,049	9,074
Palm, Inc. (d)	91,166	635,427
Presstek, Inc. (a)	39,299	234,615
Printronix, Inc.	1,310	20,331
Qualstar Corp. (a)	2,735	8,752
Quantum Corp. (a)	171,906	544,942
Rackable Systems, Inc. (a)	33,538	357,180
Rimage Corp. (a)	10,658	265,704
Seagate Technology	499,313	12,877,282
Silicon Graphics, Inc. (a)	8,036	136,692
Socket Communications, Inc. (a)	8,047	6,518
STEC, Inc. (a)	16,223	151,198
Stratasys, Inc. (a)(d)	17,412	435,126
Super Micro Computer, Inc.	20,000	165,200
Synaptics, Inc. (a)	24,420	1,356,287
Transact Technologies, Inc. (a)	2,830	14,716
ViewCast.com, Inc. (a)	10,386	4,362
Western Digital Corp. (a)	203,723	5,628,866
Zoom Technologies, Inc. (a)	5,240	3,039
		41,072,128
Electronic Equipment & Instruments - 2.2%
Acacia Research Corp. - Acacia Technologies (a)	28,810	265,628
Advanced Photonix, Inc. Class A (a)(d)	11,134	21,489
Aetrium, Inc. (a)	100	532
Agilysys, Inc.	29,348	407,644
Allied Motion Technologies, Inc. (a)	3,555	15,855
American Technology Corp. (a)(d)	2,713	7,868
Amphenol Corp. Class A	161,134	6,985,159
Anixter International, Inc. (a)	28,729	1,853,021
APA Enterprises, Inc. (a)	3,836	3,913
Arrow Electronics, Inc. (a)	112,523	4,164,476
Avnet, Inc. (a)	133,880	4,618,860
AVX Corp.	47,849	685,676
Axcess, Inc. (a)	6,529	9,794
Bell Industries, Inc. (a)	7,298	11,750
Bell Microproducts, Inc. (a)	21,017	117,695
Benchmark Electronics, Inc. (a)	70,653	1,268,221
Brightpoint, Inc. (a)	43,183	717,270
CalAmp Corp. (a)	25,303	65,282
Cash Technologies, Inc. (a)	2,900	725
Checkpoint Systems, Inc. (a)	37,743	896,774
Cogent, Inc. (a)	46,583	517,071
Cognex Corp.	38,437	779,118
Coherent, Inc. (a)	31,313	900,875
Comverge, Inc. (d)	10,552	332,177
CPI International, Inc. (a)	8,558	143,689
CTS Corp.	33,602	355,173
CyberOptics Corp. (a)	11,204	136,577
Daktronics, Inc.	35,884	837,174
Daystar Technologies, Inc. (a)(d)	55,291	248,810
DDi Corp. (a)	20,393	125,213
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Digital Angel Corp. (a)	7,990	$ 7,511
Dolby Laboratories, Inc. Class A (a)	40,316	2,025,476
DTS, Inc. (a)(d)	18,680	462,330
Echelon Corp. (a)	36,963	620,609
Electro Scientific Industries, Inc. (a)	32,818	664,565
En Pointe Technologies, Inc. (a)	2,994	9,251
Excel Technology, Inc. (a)	13,164	355,033
FARO Technologies, Inc. (a)	18,076	488,414
FLIR Systems, Inc. (a)	61,917	4,255,555
Frequency Electronics, Inc.	1,170	11,080
Gerber Scientific, Inc. (a)	34,143	324,359
Giga-Tronics, Inc. (a)	4,585	8,299
GTSI Corp. (a)	3,743	36,232
I. D. Systems Inc. (a)(d)	11,645	153,015
Ingram Micro, Inc. Class A (a)	138,467	2,755,493
InPlay Technologies, Inc. (a)	4,023	5,833
Insight Enterprises, Inc. (a)	43,665	865,004
Intelli-Check, Inc. (a)	1,429	5,002
IPG Photonics Corp.	19,950	405,983
Iteris, Inc. (a)	4,304	14,461
Itron, Inc. (a)(d)	26,917	2,087,413
Jaco Electronics, Inc. (a)	3,836	4,948
Keithley Instruments, Inc.	19,213	182,524
KEMET Corp. (a)	91,290	565,998
L-1 Identity Solutions, Inc. (a)(d)	71,393	1,326,482
LeCroy Corp. (a)	12,897	112,075
LightPath Technologies, Inc. Class A (a)	1,150	3,554
Littelfuse, Inc. (a)	20,342	678,406
LoJack Corp. (a)	17,896	313,359
Lumera Corp. (a)(d)	13,075	45,240
Maxwell Technologies, Inc. (a)(d)	22,337	186,291
MDI, Inc. (a)	7,859	5,420
Measurement Specialties, Inc. (a)	15,913	391,619
Mechanical Technology, Inc. (a)	9,637	9,252
Mercury Computer Systems, Inc. (a)	28,979	424,832
Merix Corp. (a)	15,740	92,236
Mesa Laboratories, Inc.	4,207	104,754
Methode Electronics, Inc. Class A	31,984	385,407
Mettler-Toledo International, Inc. (a)	33,171	3,859,778
Micronetics, Inc. (a)	3,743	29,682
MTS Systems Corp.	14,636	599,930
Multi-Fineline Electronix, Inc. (a)	6,965	127,251
Napco Security Systems, Inc. (a)(d)	17,472	87,709
National Instruments Corp.	54,468	1,817,597
NetList, Inc.	15,000	35,700
Newport Corp. (a)	32,507	431,043
NU Horizons Electronics Corp. (a)	14,521	98,017
OSI Systems, Inc. (a)	13,701	339,648
Par Technology Corp. (a)	6,450	47,214
Park Electrochemical Corp.	16,110	474,440
PC Connection, Inc. (a)	13,930	178,165

	Shares	Value
Perceptron, Inc. (a)	2,600	$ 29,484
Photon Dynamics, Inc. (a)	24,728	222,552
Planar Systems, Inc. (a)	18,106	102,842
Plexus Corp. (a)	45,355	1,349,765
RadiSys Corp. (a)	24,357	378,508
RAE Systems, Inc. (a)(d)	46,052	119,735
Research Frontiers, Inc. (a)(d)	22,011	215,488
RF Industries Ltd.	2,339	16,303
RF Monolithics, Inc. (a)(d)	3,462	19,803
Richardson Electronics Ltd.	33,307	216,829
Rofin-Sinar Technologies, Inc. (a)	14,405	1,311,431
Rogers Corp. (a)	18,502	815,198
Sanmina-SCI Corp. (a)	555,153	982,621
ScanSource, Inc. (a)	23,128	815,956
Sielox, Inc. (a)	5,600	1,848
Sigmatron International, Inc. (a)	762	7,833
SMART Modular Technologies (WWH), Inc. (a)	33,557	281,879
Spectrum Control, Inc. (a)	14,200	211,012
Staktek Holdings, Inc. (a)	7,258	18,653
StockerYale, Inc. (a)	2,400	2,400
Suntron Corp. (a)	13,394	14,867
SYNNEX Corp. (a)	18,111	374,173
Tech Data Corp. (a)	62,236	2,340,696
Technitrol, Inc.	41,833	1,119,869
Tessco Technologies, Inc. (a)	4,000	65,320
Trimble Navigation Ltd. (a)	114,481	4,243,811
TTM Technologies, Inc. (a)	43,404	524,754
Universal Display Corp. (a)(d)	34,146	565,458
Vicon Industries, Inc. (a)	18,575	177,020
Vishay Intertechnology, Inc. (a)	158,088	1,974,519
X-Rite, Inc.	27,571	342,708
Zones, Inc. (a)	3,275	31,571
Zygo Corp. (a)	17,642	199,178
		74,107,082
Internet Software & Services - 1.0%
Access Integrated Technologies, Inc. Class A (a)(d)	30,643	137,281
Answers Corp. (a)(d)	6,496	42,744
Ariba, Inc. (a)(d)	77,945	925,207
Art Technology Group, Inc. (a)	135,173	565,023
Autobytel, Inc. (a)	47,104	151,675
Bankrate, Inc. (a)	12,873	503,849
Bidz.com, Inc. (a)(d)	8,406	96,837
Chordiant Software, Inc. (a)	23,568	236,387
CMGI, Inc. (a)	42,760	443,421
CNET Networks, Inc. (a)	122,663	929,786
Communication Intelligence Corp. (a)	7,900	2,212
comScore, Inc.	5,331	172,991
Constant Contact, Inc.	9,084	172,959
DealerTrack Holdings, Inc. (a)	37,442	1,592,783
deltathree, Inc. (a)	4,398	2,027
Dice Holdings, Inc.	11,816	116,742
Digital River, Inc. (a)	38,827	1,501,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
DivX, Inc. (a)(d)	22,515	$ 381,179
EarthLink, Inc. (a)	111,671	758,246
EasyLink Services International Corp. (a)	3,400	11,390
EDGAR Online, Inc. (a)	3,836	11,470
Entrust, Inc. (a)	55,731	92,513
Equinix, Inc. (a)(d)	29,209	3,040,949
Goldleaf Financial Solutions, Inc. (a)	12,407	21,712
Greenfield Online, Inc. (a)	24,215	364,194
I-Many, Inc. (a)	9,263	30,105
iBasis, Inc.	25,502	134,906
iMergent, Inc. (d)	8,356	103,280
InfoSpace, Inc.	29,787	530,506
Innodata Isogen, Inc. (a)	7,485	37,051
InsWeb Corp. (a)	283	3,068
Internap Network Services Corp. (a)	52,295	520,335
Internet America, Inc. (a)	6,082	3,832
Internet Capital Group, Inc. (a)	40,804	455,781
Interwoven, Inc. (a)	36,638	449,915
iPass, Inc. (a)(d)	58,644	256,274
j2 Global Communications, Inc. (a)(d)	49,083	1,193,699
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)(d)	31,939	137,018
Keynote Systems, Inc. (a)	23,393	321,888
Kintera, Inc. (a)	6,752	10,871
Limelight Networks, Inc. (d)	9,000	71,550
Liquidity Services, Inc. (a)	19,229	229,594
LivePerson, Inc. (a)	43,962	219,810
LookSmart Ltd. (a)	5,164	14,976
LoopNet, Inc. (a)	19,206	295,004
Marchex, Inc. Class B (d)	28,914	355,931
MIVA, Inc. (a)	33,689	97,024
Move, Inc. (a)	151,118	355,127
NaviSite, Inc. (a)	8,077	75,197
NIC, Inc.	50,395	393,081
Omniture, Inc. (a)	38,157	1,084,040
On2.Com, Inc. (a)(d)	162,348	121,761
Online Resources Corp. (a)	30,274	284,576
Onstream Media Corp. (a)	1,100	1,056
Onvia.com, Inc. (a)	1,133	9,914
Openwave Systems, Inc.	93,277	256,512
Optio Software, Inc. (a)	3,200	4,800
Perficient, Inc. (a)	23,093	387,270
PlanetOut, Inc. (a)	1,261	8,487
RealNetworks, Inc. (a)	101,380	625,515
S1 Corp. (a)	55,793	413,984
Saba Software, Inc. (a)	24,380	120,681
SAVVIS, Inc. (a)	25,609	820,512
Selectica, Inc. (a)	7,017	11,648
SonicWALL, Inc. (a)	65,928	667,191
Supportsoft, Inc. (a)	35,140	152,508
Switch & Data Facilities Co., Inc.	22,752	432,060

	Shares	Value
TechTarget, Inc.	6,000	$ 81,960
Terremark Worldwide, Inc. (a)(d)	39,407	221,073
The Knot, Inc. (a)	25,433	335,716
The Sedona Corp. (a)	8,300	1,494
TheStreet.com, Inc.	12,520	153,996
Think Partnership, Inc. (a)	31,103	42,300
Travelzoo, Inc. (a)	7,829	119,549
Tumbleweed Communications Corp. (a)	69,582	91,152
United Online, Inc.	60,721	913,244
US Dataworks, Inc. (a)	4,512	1,534
ValueClick, Inc. (a)	91,965	2,174,053
Vignette Corp. (a)	26,195	402,879
VistaPrint Ltd. (a)	35,802	1,589,609
Visual Sciences, Inc. (a)	19,465	307,936
Vocus, Inc. (a)	16,061	504,315
WebMD Health Corp. Class A (a)(d)	9,120	389,059
Websense, Inc. (a)	43,751	714,891
Website Pros, Inc. (a)	19,630	221,034
Zix Corp. (a)(d)	83,740	326,586
		32,565,735
IT Services - 2.7%
Accenture Ltd. Class A (d)	546,360	18,882,202
Acxiom Corp.	63,294	779,782
Alliance Data Systems Corp. (a)	72,086	5,601,082
Analysts International Corp. (a)	9,684	12,589
Answerthink, Inc. (a)	44,735	203,097
Applied Digital Solutions, Inc. (a)	41,642	27,942
BearingPoint, Inc. (a)	199,355	727,646
Broadridge Financial Solutions, Inc.	131,439	2,992,866
CACI International, Inc. Class A (a)	27,719	1,258,165
Cass Information Systems, Inc.	4,950	184,536
CheckFree Corp. (a)	68,420	3,256,792
Ciber, Inc. (a)	44,222	301,594
Computer Task Group, Inc. (a)	11,529	59,951
CSG Systems International, Inc. (a)	42,838	709,826
CSP, Inc. (a)	3,555	24,885
CyberSource Corp. (a)	63,856	932,936
DST Systems, Inc. (a)(d)	44,937	3,808,411
Edgewater Technology, Inc. (a)	4,972	32,567
Electronic Clearing House, Inc. (a)	10,439	104,494
eLoyalty Corp. (a)	4,735	61,366
Enherent Corp. (a)	8,200	943
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	43,979	1,440,752
ExlService Holdings, Inc.	14,112	338,265
Forrester Research, Inc. (a)	15,786	413,277
Gartner, Inc. Class A (a)	67,013	1,265,876
Genpact Ltd.	32,000	457,600
Gevity HR, Inc.	18,970	80,623
Global Cash Access Holdings, Inc. (a)	43,141	150,131
Global Payments, Inc.	75,227	3,251,311
Heartland Payment Systems, Inc. (d)	23,930	772,460
Hewitt Associates, Inc. Class A (a)	91,960	3,448,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGate Corp. (a)	37,687	$ 318,832
infoUSA, Inc.	35,867	309,532
Integral Systems, Inc.	8,573	213,725
INX, Inc. (a)	7,038	70,169
Iron Mountain, Inc. (a)	170,645	6,225,130
Lionbridge Technologies, Inc. (a)	47,040	143,002
ManTech International Corp. Class A (a)	16,498	638,308
Mastercard, Inc. Class A	57,730	11,583,525
Maximus, Inc.	21,263	829,257
Metavante Holding Co. (a)	72,600	1,653,828
MoneyGram International, Inc.	72,933	1,126,086
MPS Group, Inc. (a)	95,492	1,059,961
MTM Technologies, Inc. (a)	1,200	888
NCI, Inc. Class A (a)	6,000	108,600
New Century Equity Holdings Corp. (a)	5,500	1,128
Perot Systems Corp. Class A (a)	85,425	1,123,339
PFSweb, Inc. (a)	13,371	17,115
Rainmaker Systems, Inc. (a)	15,480	106,038
RightNow Technologies, Inc. (a)	25,654	465,620
Safeguard Scientifics, Inc. (a)	102,664	202,248
SAIC, Inc.	106,205	2,117,728
Sapient Corp. (a)	63,204	457,597
SI International, Inc. (a)	11,360	294,906
SM&A (a)	4,117	26,637
SRA International, Inc. Class A (a)	38,343	1,048,298
StarTek, Inc.	4,563	44,581
Storage Engine, Inc. (a)	500	4
Sykes Enterprises, Inc. (a)	26,363	486,661
Syntel, Inc.	13,822	498,007
Technology Solutions Co. (a)	479	1,605
TechTeam Global, Inc. (a)	6,114	77,648
The Management Network Group, Inc. (a)	14,649	35,011
TNS, Inc.	28,549	448,790
Total System Services, Inc.	31,697	888,784
TSR, Inc.	4,079	16,357
VeriFone Holdings, Inc. (a)(d)	61,134	2,936,266
WidePoint Corp. (a)	5,600	5,712
WPCS International, Inc. (a)(d)	8,000	81,520
Wright Express Corp. (a)	36,836	1,397,926
Zanett, Inc. (a)	5,579	4,407
		88,647,243
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	67,734	2,612,500
Semiconductors & Semiconductor Equipment - 2.5%
8X8, Inc. (a)(d)	9,978	10,577
Actel Corp. (a)	31,263	342,642
Advanced Analogic Technologies, Inc. (a)	48,433	521,623
Advanced Energy Industries, Inc. (a)	32,839	476,494
AMIS Holdings, Inc. (a)	62,731	481,147
Amkor Technology, Inc. (a)	91,404	753,169

	Shares	Value
Amtech Systems, Inc. (a)	4,491	$ 62,829
ANADIGICS, Inc. (a)(d)	56,555	622,671
Applied Micro Circuits Corp. (a)	243,691	611,664
Asyst Technologies, Inc. (a)	35,628	122,560
Atheros Communications, Inc. (a)	52,610	1,551,469
Atmel Corp. (a)	407,468	1,788,785
ATMI, Inc. (a)	31,888	959,510
AuthenTec, Inc.	9,200	157,320
Axcelis Technologies, Inc. (a)	97,665	462,932
AXT, Inc. (a)	6,269	27,145
Brooks Automation, Inc. (a)	68,568	920,868
Cabot Microelectronics Corp. (a)(d)	20,422	763,783
California Micro Devices Corp. (a)	27,193	106,868
Catalyst Semiconductor, Inc. (a)	7,298	38,023
Cavium Networks, Inc.	19,042	488,427
Centillium Communications, Inc. (a)	84,859	117,105
Ceva, Inc. (a)	31,474	322,294
Cirrus Logic, Inc. (a)	75,191	428,589
Cohu, Inc.	26,971	422,096
Conexant Systems, Inc. (a)	419,658	465,820
Credence Systems Corp. (a)	83,523	171,222
Cree, Inc. (a)(d)	77,116	1,899,367
Cymer, Inc. (a)	33,055	1,357,569
Cypress Semiconductor Corp. (a)	139,458	4,632,795
Diodes, Inc. (a)	27,235	801,254
DSP Group, Inc. (a)	40,671	550,279
Eagle Test Systems, Inc. (a)	15,535	170,108
Electroglas, Inc. (a)	6,456	9,361
EMCORE Corp. (a)(d)	28,611	250,918
Entegris, Inc. (a)	116,636	1,010,068
ESS Technology, Inc. (a)	12,644	18,840
Exar Corp. (a)	42,807	393,396
Fairchild Semiconductor International, Inc. (a)	106,176	1,683,951
FEI Co. (a)(d)	36,981	921,197
FormFactor, Inc. (a)	40,548	1,538,391
FSI International, Inc. (a)	31,373	56,471
Genesis Microchip, Inc. (a)	59,655	300,661
Hi/fn, Inc. (a)	3,346	19,641
Hittite Microwave Corp. (a)	13,967	603,235
Ibis Technology Corp. (a)	5,001	2,150
Ikanos Communications, Inc. (a)	35,716	211,796
Integrated Device Technology, Inc. (a)	177,700	2,155,501
Integrated Silicon Solution, Inc. (a)	45,730	298,160
International Rectifier Corp. (a)	67,225	2,186,157
Intersil Corp. Class A	123,570	3,081,836
IXYS Corp. (a)	22,486	173,817
Kopin Corp. (a)	52,672	189,619
Kulicke & Soffa Industries, Inc. (a)(d)	55,666	394,115
Lam Research Corp. (a)	121,501	5,570,821
Lattice Semiconductor Corp. (a)	122,787	412,564
Leadis Technology, Inc. (a)	36,160	100,525
Logic Devices, Inc. (a)	8,982	15,000
LogicVision, Inc. (a)	5,047	4,542
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX Corp. (a)	55,917	$ 134,201
Marvell Technology Group Ltd. (a)	420,965	6,289,217
Mattson Technology, Inc. (a)	59,441	489,794
Micrel, Inc.	45,500	405,860
Micro Component Technology, Inc. (a)	6,643	1,395
Microsemi Corp. (a)	66,047	1,511,155
Microtune, Inc. (a)	62,874	326,945
Mindspeed Technologies, Inc. (a)	73,473	102,862
MIPS Technologies, Inc. (a)	61,059	346,815
MKS Instruments, Inc. (a)	48,188	875,576
Monolithic Power Systems, Inc. (a)	21,668	413,425
MoSys, Inc. (a)	21,647	126,418
Nanometrics, Inc. (a)	3,555	35,550
NeoMagic Corp. (a)	2,507	7,822
Netlogic Microsystems, Inc. (a)(d)	19,098	558,617
Nextest Systems Corp. (a)	16,129	214,193
NVE Corp. (a)(d)	3,977	111,674
Omnivision Technologies, Inc. (a)(d)	50,503	940,366
ON Semiconductor Corp. (a)(d)	266,214	2,446,507
PDF Solutions, Inc. (a)	29,912	237,202
Pericom Semiconductor Corp. (a)	29,067	481,640
Photronics, Inc. (a)	45,499	468,185
Pixelworks, Inc. (a)	25,246	21,964
PLX Technology, Inc. (a)	18,777	184,766
PMC-Sierra, Inc. (a)(d)	184,000	1,291,680
QuickLogic Corp. (a)	5,545	19,740
Rambus, Inc. (a)(d)	93,839	1,819,538
Ramtron International Corp. (a)	4,828	20,471
RF Micro Devices, Inc. (a)(d)	250,018	1,445,104
Rudolph Technologies, Inc. (a)	23,492	280,729
Semitool, Inc. (a)	27,663	255,606
Semtech Corp. (a)	73,322	1,118,894
Sigma Designs, Inc. (a)	25,616	1,665,552
SigmaTel, Inc. (a)	51,235	100,421
Silicon Image, Inc. (a)	82,230	386,481
Silicon Laboratories, Inc. (a)	49,225	1,828,217
Silicon Storage Technology, Inc. (a)	69,338	196,920
SiRF Technology Holdings, Inc. (a)(d)	49,424	1,190,624
Skyworks Solutions, Inc. (a)	137,950	1,252,586
Spansion, Inc. Class A (a)	73,689	393,499
SRS Labs, Inc. (a)	19,110	117,144
Standard Microsystems Corp. (a)	20,796	733,475
Supertex, Inc. (a)(d)	11,908	404,277
Techwell, Inc. (a)(d)	11,794	144,005
Tegal Corp. (a)	888	3,969
Tessera Technologies, Inc. (a)	45,972	1,775,439
Transwitch Corp. (a)	129,236	131,821
Trident Microsystems, Inc. (a)	51,930	326,120
TriQuint Semiconductor, Inc. (a)	136,950	812,114
Ultra Clean Holdings, Inc. (a)	19,832	284,986
Ultratech, Inc. (a)(d)	26,400	316,272

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	82,465	$ 3,423,122
Veeco Instruments, Inc. (a)(d)	26,553	445,559
Virage Logic Corp. (a)	6,362	53,250
Volterra Semiconductor Corp. (a)(d)	28,282	350,131
White Electronic Designs Corp. (a)	5,571	25,682
Zilog, Inc. (a)	8,368	26,359
Zoran Corp. (a)	46,018	1,004,113
		84,587,786
Software - 3.0%
ACI Worldwide, Inc.	31,639	722,318
Activision, Inc. (a)	265,965	5,891,125
Actuate Corp. (a)	69,217	523,973
Adept Technology, Inc. (a)	1,291	8,908
Advent Software, Inc. (a)	17,829	905,000
American Software, Inc. Class A	22,733	163,450
Ansoft Corp. (a)	13,234	383,918
Ansys, Inc. (a)	70,129	2,725,213
ARI Network Services, Inc. (a)	2,620	3,930
Aspen Technology, Inc. (a)	58,790	997,078
Atari, Inc. (a)	4,056	6,814
Authentidate Holding Corp. (a)	8,307	6,323
Avatech Solutions, Inc. (a)	735	639
AXS-One, Inc. (a)	5,614	2,246
BEA Systems, Inc. (a)	357,672	5,661,948
Bitstream, Inc. Class A (a)	3,682	20,766
Blackbaud, Inc.	42,636	1,213,421
Blackboard, Inc. (a)	24,263	946,257
Borland Software Corp. (a)	89,834	290,164
Bottomline Technologies, Inc. (a)	31,276	394,078
BSQUARE Corp. (a)	2,830	17,433
Cadence Design Systems, Inc. (a)(d)	253,566	4,209,196
Callidus Software, Inc. (a)	15,599	97,650
CAM Commerce Solutions, Inc.	1,965	88,582
Captaris, Inc. (a)	19,666	79,844
Catapult Communications Corp. (a)	20,366	147,654
CommVault Systems, Inc. (a)	33,219	739,787
Concur Technologies, Inc. (a)	41,040	1,541,462
Convera Corp. Class A (a)(d)	32,212	83,429
DATATRAK International, Inc. (a)(d)	9,664	19,618
Datawatch Corp. (a)	3,120	21,684
DemandTec, Inc.	6,000	98,460
Digimarc Corp. (a)	26,885	252,450
Double-Take Software, Inc.	16,543	410,266
Dynamics Research Corp. (a)	2,901	31,766
ebix.com, Inc. (a)	421	26,944
Epicor Software Corp. (a)	46,370	501,723
EPIQ Systems, Inc. (a)	39,988	696,591
eSpeed, Inc. Class A (a)	34,859	352,076
Evans & Sutherland Computer Corp. (a)	4,929	6,605
Evolving Systems, Inc. (a)	3,885	6,799
FactSet Research Systems, Inc.	42,164	2,642,840
Fair Isaac Corp.	53,352	1,971,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FalconStor Software, Inc. (a)(d)	35,338	$ 427,943
Glu Mobile, Inc.	12,704	69,364
GSE Systems, Inc. (a)	1,893	22,716
Guardian Technologies International (a)	560	392
i2 Technologies, Inc. (a)(d)	19,061	308,407
Informatica Corp. (a)	84,775	1,453,891
Interactive Intelligence, Inc. (a)	11,678	304,562
Intervoice, Inc. (a)	50,024	489,235
Jack Henry & Associates, Inc.	80,863	2,163,894
JDA Software Group, Inc. (a)	31,778	665,431
Lawson Software, Inc. (a)(d)	138,784	1,348,980
Logility, Inc. (a)	7,206	87,193
Macrovision Corp. (a)	53,821	1,341,219
Magma Design Automation, Inc. (a)	41,993	561,026
Majesco Entertainment Co. (a)	18,551	23,189
Manhattan Associates, Inc. (a)	26,126	708,798
McAfee, Inc. (a)	146,194	5,694,256
Mentor Graphics Corp. (a)	82,538	898,839
MICROS Systems, Inc. (a)	38,432	2,772,484
MicroStrategy, Inc. Class A (a)	8,650	872,353
Midway Games, Inc. (a)(d)	19,693	47,854
Moldflow Corp. (a)	8,930	142,434
Monotype Imaging Holdings, Inc.	14,361	229,632
MSC.Software Corp. (a)	49,187	649,760
Napster, Inc. (a)	25,066	69,683
NAVTEQ Corp. (a)	92,025	6,891,752
NetManage, Inc. (a)	1,259	4,709
NetScout Systems, Inc. (a)	30,257	367,623
NetSol Technologies, Inc. (a)	880	2,464
Nuance Communications, Inc. (a)	144,521	2,916,434
OpenTV Corp. Class A (a)	89,696	106,738
Opnet Technologies, Inc. (a)	18,393	168,664
Parametric Technology Corp. (a)	102,338	1,709,045
Peerless Systems Corp. (a)	6,456	13,558
Pegasystems, Inc.	16,702	206,771
Pervasive Software, Inc. (a)	3,743	16,806
Phoenix Technologies Ltd. (a)	29,298	398,453
Plato Learning, Inc. (a)	26,002	106,088
Progress Software Corp. (a)	38,049	1,203,490
PROS Holdings, Inc.	11,000	189,200
QAD, Inc.	13,833	117,719
Quality Systems, Inc.	15,811	467,847
Quest Software, Inc. (a)	55,137	891,565
Radiant Systems, Inc. (a)	26,420	421,927
Red Hat, Inc. (a)	180,887	3,621,358
Renaissance Learning, Inc.	1,747	22,746
Salary.com, Inc.	11,000	147,400
Salesforce.com, Inc. (a)	91,464	5,188,753
Scientific Learning Corp. (a)	3,264	19,127
Secure Computing Corp. (a)	54,971	498,587
Simulations Plus, Inc. (a)(d)	24,000	115,200

	Shares	Value
Smith Micro Software, Inc. (a)(d)	23,714	$ 189,949
Solera Holdings, Inc.	49,884	1,147,831
Sona Mobile Holdings Corp. (a)	2,400	1,008
Sonic Foundry, Inc. (a)(d)	10,711	17,030
Sonic Solutions, Inc. (a)	19,943	198,034
Sourcefire, Inc.	11,817	95,836
SourceForge, Inc. (a)	41,920	96,835
SPSS, Inc. (a)	19,956	721,210
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	72,353
Sybase, Inc. (a)	81,056	2,078,276
Synchronoss Technologies, Inc. (a)	17,924	590,058
Synopsys, Inc. (a)	139,224	3,426,303
Synplicity, Inc. (a)	6,924	39,398
Take-Two Interactive Software, Inc. (a)(d)	63,869	956,758
Taleo Corp. Class A (a)	18,000	508,140
TeleCommunication Systems, Inc. Class A (a)	34,846	118,476
TenFold Corp. (a)	6,737	1,684
THQ, Inc. (a)	64,420	1,575,069
TIBCO Software, Inc. (a)	179,146	1,402,713
Tyler Technologies, Inc. (a)	40,070	603,454
Ultimate Software Group, Inc. (a)	23,707	774,508
Unica Corp. (a)	7,764	69,876
Vasco Data Security International, Inc. (a)	26,503	594,727
Versant Corp. (a)	5,415	114,365
Vertical Communications, Inc. (a)	1,066	1,055
VirnetX Holding Corp. (a)	1,100	5,511
VMware, Inc. Class A (d)	35,298	3,225,178
Voxware, Inc. (a)	43	211
Wave Systems Corp. Class A (a)(d)	4,905	6,916
Wind River Systems, Inc. (a)	75,126	767,036
		101,479,675
TOTAL INFORMATION TECHNOLOGY		476,530,004
MATERIALS - 5.4%
Chemicals - 2.6%
A. Schulman, Inc.	23,241	501,076
ADA-ES, Inc.	6,212	60,132
Airgas, Inc.	67,076	3,318,920
Albemarle Corp.	71,408	3,151,949
Altair Nanotechnologies, Inc. (a)(d)	91,411	370,215
American Pacific Corp. (a)	6,762	99,401
American Vanguard Corp.	24,106	394,133
Arch Chemicals, Inc.	23,394	962,663
Balchem Corp.	14,994	320,572
Cabot Corp.	57,159	1,967,413
Calgon Carbon Corp. (a)(d)	37,486	545,796
Celanese Corp. Class A	145,135	5,758,957
CF Industries Holdings, Inc.	47,210	4,295,166
Chemtura Corp.	238,446	1,788,345
Cytec Industries, Inc.	38,195	2,342,881
Eden Bioscience Corp. (a)	3,742	2,769
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ferro Corp.	39,890	$ 845,269
Flotek Industries, Inc. (a)(d)	14,368	529,604
FMC Corp.	68,258	3,735,078
Georgia Gulf Corp.	33,843	251,792
H.B. Fuller Co.	52,337	1,323,603
Hawkins, Inc.	5,284	78,203
Huntsman Corp.	87,846	2,227,775
ICO, Inc. (a)	24,602	266,932
Innophos Holdings, Inc.	9,200	131,652
KMG Chemicals, Inc.	10,001	155,616
Koppers Holdings, Inc.	17,451	670,816
Kronos Worldwide, Inc.	4,133	68,690
Landec Corp. (a)	24,673	324,203
LSB Industries, Inc. (a)(d)	12,393	281,073
Lubrizol Corp.	66,509	4,265,887
Lyondell Chemical Co.	214,402	10,119,774
Material Sciences Corp. (a)	8,000	66,160
Minerals Technologies, Inc.	17,357	1,161,183
Nalco Holding Co.	135,040	3,235,558
Nanophase Technologies Corp. (a)	5,146	18,474
NewMarket Corp.	15,561	835,003
NL Industries, Inc.	2,181	22,006
Olin Corp.	60,986	1,277,047
OM Group, Inc. (a)	27,934	1,572,405
OMNOVA Solutions, Inc. (a)	52,546	270,612
Penford Corp.	12,815	310,123
PolyOne Corp. (a)	87,616	549,352
Quaker Chemical Corp.	13,460	293,159
Rockwood Holdings, Inc. (a)	33,382	1,124,306
RPM International, Inc.	115,599	2,202,161
Sensient Technologies Corp.	43,136	1,193,573
Spartech Corp.	31,204	426,247
Stepan Co.	11,390	347,851
Symyx Technologies, Inc. (a)	25,975	198,969
Terra Industries, Inc. (d)	89,863	3,395,024
Terra Nitrogen Co. LP	7,339	910,036
The Mosaic Co. (a)	136,724	9,454,465
The Scotts Miracle-Gro Co. Class A	38,243	1,411,549
Tronox, Inc. Class A	33,649	277,604
Valhi, Inc.	8,061	147,678
Valspar Corp.	90,145	2,031,868
W.R. Grace & Co. (a)(d)	55,491	1,498,812
Wellman, Inc.	18,990	7,216
Westlake Chemical Corp. (d)	17,796	351,827
Xethanol Corp. (a)	28,810	11,524
Zep, Inc. (a)	19,676	258,346
Zoltek Companies, Inc. (a)(d)	24,125	1,028,208
		87,044,701
Construction Materials - 0.3%
Eagle Materials, Inc.	42,785	1,668,187
Headwaters, Inc. (a)(d)	38,571	462,852

	Shares	Value
Martin Marietta Materials, Inc.	39,365	$ 5,296,561
Texas Industries, Inc.	26,256	1,821,641
U.S. Concrete, Inc. (a)	45,634	171,584
		9,420,825
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	9,338	319,453
Aptargroup, Inc.	59,478	2,510,566
Caraustar Industries, Inc. (a)	16,241	67,075
Chesapeake Corp.	28,017	170,904
Constar International, Inc. (a)	2,862	8,214
Crown Holdings, Inc. (a)	156,055	4,004,371
Graphic Packaging Corp. (a)	111,482	457,076
Greif, Inc. Class A	27,460	1,622,062
MOD-PAC Corp. (sub. vtg.) (a)	1,684	13,809
Myers Industries, Inc.	23,494	468,940
Owens-Illinois, Inc. (a)	132,570	5,951,067
Packaging Corp. of America	82,500	2,333,925
Rock-Tenn Co. Class A	30,848	813,770
Silgan Holdings, Inc.	30,272	1,623,487
Smurfit-Stone Container Corp. (a)	231,830	2,552,448
Sonoco Products Co.	89,177	2,709,197
		25,626,364
Metals & Mining - 1.5%
A.M. Castle & Co.	17,194	431,569
AK Steel Holding Corp. (a)	105,387	4,697,099
Allied Nevada Gold Corp. (a)	26,145	175,172
Amcol International Corp.	24,747	939,891
Brush Engineered Materials, Inc. (a)	19,197	858,682
Canyon Resources Corp. (a)	8,249	3,325
Carpenter Technology Corp.	48,440	3,654,798
Century Aluminum Co. (a)	30,547	1,751,565
Claymont Steel Holdings, Inc.	11,442	245,660
Cleveland-Cliffs, Inc.	38,804	3,500,121
Coeur d'Alene Mines Corp. (a)(d)	244,857	1,021,054
Commercial Metals Co.	109,363	3,380,410
Compass Minerals International, Inc.	31,655	1,162,372
Friedman Industries	7,344	53,244
General Moly, Inc. (a)(d)	47,808	509,633
Haynes International, Inc. (a)	9,806	828,705
Hecla Mining Co. (a)	111,658	1,309,748
Kaiser Aluminum Corp.	14,187	1,009,263
Metal Management, Inc.	25,535	1,175,121
Metalline Mining Co. (a)(d)	25,343	72,228
Mines Management, Inc. (a)	11,916	42,183
NN, Inc.	18,519	164,264
Olympic Steel, Inc.	5,717	149,442
Quanex Corp.	34,776	1,740,191
Reliance Steel & Aluminum Co.	57,508	2,966,838
Rock of Ages Corp. Class A (a)	600	3,342
Royal Gold, Inc.	26,513	761,453
RTI International Metals, Inc. (a)	20,595	1,512,497
Schnitzer Steel Industries, Inc. Class A	19,896	1,241,908
Southern Copper Corp. (d)	67,945	7,518,114
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	86,014	$ 4,327,364
Stillwater Mining Co. (a)	43,478	421,737
Synalloy Corp. (d)	7,000	121,590
Universal Stainless & Alloy Products, Inc. (a)	5,512	169,990
US Energy Corp. (d)	20,737	98,501
US Gold Corp. (a)(d)	55,552	190,543
Vista Gold Corp. (a)	32,930	167,943
Worthington Industries, Inc.	62,936	1,333,614
		49,711,174
Paper & Forest Products - 0.3%
AbitibiBowater, Inc.	44,814	1,006,522
Buckeye Technologies, Inc. (a)	31,272	446,564
Deltic Timber Corp.	10,156	489,011
Domtar Corp. (a)	522,144	3,968,294
Glatfelter	39,313	590,874
Louisiana-Pacific Corp.	92,824	1,427,633
MAXXAM, Inc. (a)	2,331	63,986
Neenah Paper, Inc.	16,227	489,731
Schweitzer-Mauduit International, Inc.	12,705	339,224
Wausau-Mosinee Paper Corp.	49,919	470,736
		9,292,575
TOTAL MATERIALS		181,095,639
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	53,492	802,380
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	153,843
Atlantic Tele-Network, Inc.	9,462	360,881
Cbeyond, Inc. (a)	19,627	811,969
Cincinnati Bell, Inc. (a)	240,647	1,145,480
Cogent Communications Group, Inc. (a)	44,941	933,874
Consolidated Communications Holdings, Inc.	22,499	361,784
Covad Communications Group, Inc. (a)	309,064	284,339
D&E Communications, Inc.	15,104	220,065
eLEC Communications Corp. (a)	14,200	2,840
FairPoint Communications, Inc.	30,797	459,491
Fibernet Telecom Group, Inc. (a)	17,000	137,530
Fonix Corp. (a)	595	0
General Communications, Inc. Class A (a)	51,018	452,019
Global Crossing Ltd. (a)(d)	18,477	338,683
Globalstar, Inc. (d)	16,574	150,326
HickoryTech Corp.	10,207	92,782
Hungarian Telephone & Cable Corp. (a)(d)	3,053	53,305
IDT Corp. Class B (d)	76,678	621,859

	Shares	Value
Iowa Telecommunication Services, Inc.	30,942	$ 527,252
Level 3 Communications, Inc. (a)(d)	1,397,329	4,695,025
NeuStar, Inc. Class A (a)	70,532	2,240,802
North Pittsburgh Systems, Inc.	13,368	315,752
NTELOS Holdings Corp.	29,915	793,645
PAETEC Holding Corp. (a)	69,371	742,270
Premiere Global Services, Inc. (a)	70,557	972,275
Shenandoah Telecommunications Co.	22,182	547,230
SureWest Communications	12,202	220,978
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	129,546	2,905,717
Vonage Holdings Corp. (a)(d)	38,962	82,210
Warwick Valley Telephone Co.	842	9,287
XETA Technologies, Inc. (a)	3,181	13,551
		21,449,444
Wireless Telecommunication Services - 1.2%
Centennial Communications Corp. Class A (a)	17,544	156,142
Clearwire Corp. (d)	62,697	976,192
Crown Castle International Corp. (a)	266,843	11,194,064
FiberTower Corp. (a)(d)	94,661	215,827
GoAmerica, Inc. (a)	118	663
ICO Global Communications Holdings Ltd. Class A (a)	50,000	197,000
IPCS, Inc.	17,803	615,984
Kratos Defense & Security Solutions, Inc. (a)	21,324	47,766
LCC International, Inc. (a)	9,142	22,398
Leap Wireless International, Inc. (a)	44,146	1,532,308
Metro One Telecommunications, Inc. (a)	1,637	3,225
MetroPCS Communications, Inc. (d)	167,800	2,869,380
NII Holdings, Inc. (a)	162,490	8,962,948
Rural Cellular Corp. Class A (a)	15,611	687,821
SBA Communications Corp. Class A (a)	91,024	3,407,939
SkyTerra Communications, Inc. (a)	1,881	8,465
SunCom Wireless Holdings, Inc. (a)	5,923	157,078
Syniverse Holdings, Inc. (a)	32,836	512,898
Telephone & Data Systems, Inc.	94,987	5,912,941
Terrestar Corp. (a)	53,700	389,325
U.S. Cellular Corp. (a)	14,061	1,153,002
USA Mobility, Inc.	20,032	264,222
Virgin Mobile USA, Inc. Class A (d)	25,688	187,009
		39,474,597
TOTAL TELECOMMUNICATION SERVICES		60,924,041
UTILITIES - 4.4%
Electric Utilities - 1.2%
Allete, Inc.	26,906	1,102,070
Central Vermont Public Service Corp.	9,171	253,670
Cleco Corp.	55,234	1,543,238
DPL, Inc.	107,540	3,256,311
El Paso Electric Co. (a)	46,504	1,195,618
Empire District Electric Co.	26,330	606,643
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Enernoc, Inc.	8,321	$ 380,852
Great Plains Energy, Inc.	94,328	2,799,655
Hawaiian Electric Industries, Inc.	79,439	1,839,013
IDACORP, Inc.	40,132	1,411,041
ITC Holdings Corp.	39,659	2,024,195
MGE Energy, Inc.	22,846	801,209
Northeast Utilities	140,024	4,421,958
Otter Tail Corp. (d)	26,844	899,542
Portland General Electric Co.	55,430	1,483,861
Reliant Energy, Inc. (a)	318,530	8,294,521
Sierra Pacific Resources	216,797	3,728,908
UIL Holdings Corp.	22,166	793,986
Unisource Energy Corp.	33,612	1,039,619
Unitil Corp.	2,839	77,647
Westar Energy, Inc.	80,450	2,084,460
		40,038,017
Gas Utilities - 1.2%
AGL Resources, Inc.	79,108	2,933,325
Amerigas Partners LP	26,217	924,149
Atmos Energy Corp.	91,402	2,393,818
Chesapeake Utilities Corp.	11,688	394,470
Delta Natural Gas Co., Inc.	2,782	69,133
Energen Corp.	58,121	3,704,633
EnergySouth, Inc.	12,418	686,467
Equitable Resources, Inc.	101,216	5,350,278
Ferrellgas Partners LP	32,639	750,044
Laclede Group, Inc.	16,640	572,582
National Fuel Gas Co.	64,961	3,095,392
New Jersey Resources Corp.	28,854	1,455,684
Northwest Natural Gas Co.	25,059	1,202,080
ONEOK, Inc.	101,483	4,718,960
Piedmont Natural Gas Co., Inc.	62,699	1,632,682
South Jersey Industries, Inc.	27,137	1,001,355
Southern Union Co.	97,225	2,902,166
Southwest Gas Corp.	39,521	1,142,947
Star Gas Partners LP (a)	57,420	215,325
Suburban Propane Partners LP	31,501	1,347,928
UGI Corp.	89,205	2,358,580
WGL Holdings, Inc.	41,986	1,387,217
		40,239,215
Independent Power Producers & Energy Traders - 0.6%
Black Hills Corp.	38,230	1,592,662
Environmental Power Corp. (a)	10,176	52,305
Mirant Corp. (a)(d)	239,763	9,252,454
NRG Energy, Inc. (a)(d)	219,430	9,301,638
Ormat Technologies, Inc.	15,447	780,074
Renegy Holdings, Inc. (a)	1,177	7,474
		20,986,607

	Shares	Value
Multi-Utilities - 1.2%
Alliant Energy Corp.	104,888	$ 4,354,950
Aquila, Inc. (a)(d)	357,989	1,417,636
Avista Corp.	53,083	1,134,915
CH Energy Group, Inc.	16,216	718,693
Energy East Corp.	136,380	3,769,543
Florida Public Utilities Co.	5,845	68,913
MDU Resources Group, Inc.	161,861	4,417,187
NorthWestern Energy Corp.	38,620	1,075,567
NSTAR	91,935	3,217,725
OGE Energy Corp.	91,026	3,240,526
PNM Resources, Inc.	74,765	1,658,288
Puget Energy, Inc.	112,307	3,152,457
SCANA Corp.	93,604	3,988,466
Vectren Corp.	69,262	2,033,532
Wisconsin Energy Corp.	106,994	5,118,593
		39,366,991
Water Utilities - 0.2%
American States Water Co. (d)	15,979	665,525
Aqua America, Inc. (d)	119,082	2,636,475
Artesian Resources Corp. Class A	3,763	71,497
Cadiz, Inc. (a)(d)	14,433	286,639
California Water Service Group	15,853	619,377
Connecticut Water Service, Inc.	5,523	134,264
Middlesex Water Co.	9,279	174,909
Pure Cycle Corp. (a)	23,077	189,231
SJW Corp.	11,852	396,568
Southwest Water Co. (d)	32,857	393,627
York Water Co.	12,649	200,107
		5,768,219
TOTAL UTILITIES		146,399,049
TOTAL COMMON STOCKS (Cost $2,810,785,196)		3,239,198,745
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.21% to 3.65% 12/27/07 (e) (Cost $8,477,292)	$ 8,500,000	8,479,600
Money Market Funds - 14.9%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	150,821,449	$ 150,821,449
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	347,651,978	347,651,978
TOTAL MONEY MARKET FUNDS (Cost $498,473,427)		498,473,427
TOTAL INVESTMENT PORTFOLIO - 111.7% (Cost $3,317,735,915)		3,746,151,772
NET OTHER ASSETS - (11.7)%		(393,430,389)
NET ASSETS - 100%		$ 3,352,721,383
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
805 Mini-Russell 2000 Index Contracts	Dec. 2007	$ 61,936,700	$ (350,752)
32 S&P 500 Index Contracts	Dec. 2007	11,869,600	72,965
8 S&P 500 E-Mini Index Contracts	Dec. 2007	593,480	20,389
411 S&P MidCap 400 E-Mini Index Contracts	Dec. 2007	35,456,970	122,725
TOTAL EQUITY INDEX CONTRACTS		$ 109,856,750	$ (134,673)
The face value of futures purchased as a percentage of net assets - 3.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with JPMorgan Chase, Inc.	Oct. 2008	$ 5,188,713	$ (237,026)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,985,600.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,507,287
Fidelity Securities Lending Cash Central Fund	3,889,372
Total	$ 8,396,659
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,325,697,699. Net unrealized appreciation aggregated $420,454,073, of which $859,852,724 related to appreciated investment securities and $439,398,651 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2007

1.810719.103

SPI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 6.4%
ABC Learning Centres Ltd. (d)	196,922	$ 914,983
AGL Energy Ltd.	224,936	2,549,285
Alumina Ltd.	525,467	3,003,188
Amcor Ltd.	446,143	2,699,588
AMP Ltd.	884,329	7,921,084
Ansell Ltd.	61,179	622,569
Aristocrat Leisure Ltd.	183,651	1,781,265
Asciano Group unit (a)	289,753	1,901,733
ASX Ltd.	87,175	4,343,140
Australia & New Zealand Banking Group Ltd.	911,341	22,669,731
AXA Asia Pacific Holdings Ltd.	429,138	3,028,842
Babcock & Brown Ltd.	112,326	2,572,857
Bendigo Bank Ltd.	100,000	1,529,079
BHP Billiton Ltd.	1,625,394	61,626,814
Billabong International Ltd.	90,526	1,198,692
BlueScope Steel Ltd.	350,440	3,049,178
Boart Longyear Ltd.	482,970	1,028,182
Boral Ltd.	288,555	1,633,877
Brambles Ltd.	680,673	7,431,728
Caltex Australia Ltd.	65,991	1,288,279
Centro Properties Group unit	433,671	2,103,127
Centro Retail Group unit	466,904	581,540
CFS Retail Property Trust	704,778	1,475,481
Challenger Financial Services Group Ltd.	212,675	1,040,780
Coca-Cola Amatil Ltd.	258,929	2,287,249
Cochlear Ltd.	27,177	1,810,353
Commonwealth Bank of Australia	632,934	33,350,449
Commonwealth Property Office Fund	334,000	469,112
Computershare Ltd.	252,146	2,260,742
CSL Ltd.	261,198	8,045,529
CSR Ltd.	401,797	1,078,979
DB RREEF Trust unit	1,374,442	2,440,368
Downer EDI Ltd.	149,428	652,066
Fortescue Metals Group Ltd. (a)	58,126	2,906,161
Fosters Group Ltd.	985,417	5,483,949
Futuris Corp. Ltd.	260,277	487,421
Goodman Fielder Ltd.	561,611	969,874
Goodman Group unit	667,868	3,640,061
Harvey Norman Holdings Ltd.	249,277	1,574,422
Iluka Resources Ltd.	130,684	498,700
ING Industrial Fund (d)	220,000	520,823
Insurance Australia Group Ltd.	809,137	3,187,790
John Fairfax Holdings Ltd.	541,290	2,266,424
Leighton Holdings Ltd. (d)	67,375	3,615,579
Lend Lease Corp. Ltd.	164,784	2,794,789
Lion Nathan Ltd.	161,257	1,314,780
Macquarie Airports unit	305,939	1,172,890
Macquarie Communications Infrastructure Group unit	114,169	539,554
Macquarie Group Ltd.	123,662	8,771,717
Macquarie Infrastructure Group unit	1,269,406	3,610,682
Macquarie Office Trust	1,186,889	1,598,869

	Shares	Value
Mirvac Group unit	542,457	$ 2,755,281
National Australia Bank Ltd.	790,295	26,737,502
Newcrest Mining Ltd.	211,932	6,320,214
OneSteel Ltd.	334,940	1,964,572
Orica Ltd.	136,048	3,360,177
Origin Energy Ltd.	395,263	3,037,653
Oxiana Ltd.	560,784	1,946,798
Pacific Brands Ltd.	159,980	440,913
Paladin Energy Ltd. (a)	253,210	1,520,977
PaperlinX Ltd.	185,477	398,134
Perpetual Trustees Australia Ltd.	19,673	1,181,366
Publishing & Broadcasting Ltd.	206,749	3,798,740
Qantas Airways Ltd.	427,632	2,209,830
QBE Insurance Group Ltd.	405,249	11,605,605
Rio Tinto Ltd.	133,941	17,178,414
Santos Ltd.	270,462	3,416,450
Sonic Healthcare Ltd.	139,878	2,067,179
St. George Bank Ltd.	117,252	3,742,149
Stockland Corp. Ltd. unit	638,489	5,081,723
Suncorp-Metway Ltd.	436,887	7,209,063
Symbion Health Ltd.	272,757	975,807
Tabcorp Holdings Ltd.	271,540	3,662,736
Tattersall's Ltd.	481,807	1,702,417
Telstra Corp. Ltd.	1,368,010	5,643,376
The GPT Group unit	978,423	3,742,376
Toll Holdings Ltd.	273,154	3,308,094
Transurban Group unit	552,682	3,510,242
Wesfarmers Ltd.	273,670	10,499,046
Wesfarmers Ltd.	78,426	3,007,341
Westfield Group unit	860,517	15,537,214
Westpac Banking Corp.	911,984	22,822,678
Woodside Petroleum Ltd.	213,910	9,162,544
Woolworths Ltd.	579,906	17,340,000
WorleyParsons Ltd.	70,167	3,104,060
Zinifex Ltd.	219,723	2,802,693
TOTAL AUSTRALIA		448,137,718
Austria - 0.5%
Andritz AG	16,528	1,020,381
Erste Bank AG	96,149	6,983,828
Flughafen Wien AG	5,309	598,820
Immoeast AG (a)	189,887	2,055,684
IMMOFINANZ Immobilien Anlagen AG	233,758	2,448,550
Mayr-Melnhof Karton AG	5,220	585,727
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	37,496	2,534,291
OMV AG	81,330	5,776,563
Raiffeisen International Bank Holding AG	17,637	2,867,898
RHI AG (a)	13,772	563,734
Telekom Austria AG	167,892	4,912,352
voestalpine AG	60,172	4,402,312
Common Stocks - continued
	Shares	Value
Austria - continued
Wiener Staedische Versicher AG	16,688	$ 1,244,611
Wienerberger AG	32,577	1,841,525
TOTAL AUSTRIA		37,836,276
Belgium - 1.2%
Agfa-Gevaert NV	63,231	699,329
Almancora SCA (Certificaten Van Aandelen)	4,521	503,590
Barco NV	2,933	226,341
Bekaert SA	3,646	504,322
Belgacom SA	86,674	4,516,606
Cofinimmo SA	2,000	382,327
Colruyt NV	7,628	1,687,633
Compagnie Maritime Belge SA (CMB)	7,810	698,449
Compagnie Nationale A Portefeuille (CNP)	5,000	371,589
D'ieteren SA	1,242	480,083
Delhaize Group	38,161	3,328,402
Dexia SA (d)	232,171	6,327,765
Euronav NV	12,303	405,150
Fortis	1,007,621	26,990,755
Fortis (strip VVPR) (a)	369,930	5,412
Groupe Bruxelles Lambert SA	40,836	5,193,885
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	72
InBev SA	92,493	8,101,167
KBC Groupe SA	89,888	12,492,657
Mobistar SA	18,454	1,622,267
Omega Pharma SA	9,000	632,653
Solvay SA	29,567	4,381,303
UCB SA	53,376	2,536,247
Umicore SA	11,216	2,624,531
TOTAL BELGIUM		84,712,535
Bermuda - 0.1%
C C Land Holdings Ltd.	255,000	428,387
Chinese Estates Holdings Ltd.	154,000	300,249
Frontline Ltd.	25,300	1,165,300
Noble Group Ltd.	457,000	700,649
NWS Holdings Ltd.	90,000	312,101
Pacific Basin Shipping Ltd.	425,000	873,368
SeaDrill Ltd. (a)	121,100	2,630,615
TOTAL BERMUDA		6,410,669
Cayman Islands - 0.1%
Belle International Holdings Ltd.	936,000	1,231,017
Foxconn International Holdings Ltd. (a)	983,000	2,444,259
Hutchison Telecommunications International Ltd.	882,000	1,239,294
Kingboard Chemical Holdings Ltd.	286,500	1,565,715
Lee & Man Paper Manufacturing Ltd.	112,000	491,963

	Shares	Value
New World Department Store China Ltd.	5,499	$ 6,265
Shui On Land Ltd.	963,000	1,187,370
TOTAL CAYMAN ISLANDS		8,165,883
China - 0.0%
Parkson Retail Group Ltd.	27,000	286,092
Tencent Holdings Ltd.	421,000	3,146,976
TOTAL CHINA		3,433,068
Denmark - 0.9%
A.P. Moller - Maersk AS:
Series A	130	1,524,987
Series B	534	6,358,452
Bang & Olufsen AS Series B (d)	5,525	546,241
Carlsberg AS Series B	15,563	1,981,342
Coloplast AS Series B	12,860	1,198,274
Dampskibsselskabet TORM AS (d)	11,000	422,932
Danisco AS	24,375	1,797,852
Danske Bank AS	222,248	8,915,642
DSV de Sammensluttede Vognmaend AS	86,940	2,029,495
East Asiatic Co. Ltd.	8,691	595,000
FLS Industries	27,150	2,748,154
GN Store Nordic AS (a)(d)	88,265	683,923
H. Lundbeck AS	25,135	722,334
Jyske Bank AS (Reg.) (a)	26,900	2,134,481
NKT Holding AS	11,875	1,137,941
Novo Nordisk AS Series B	116,205	14,748,592
Novozymes AS Series B	21,093	2,304,703
Rockwool International AS Series B	2,220	565,697
Sydbank AS	29,300	1,231,431
Topdanmark AS (a)(d)	6,865	1,027,511
Trygvesta AS	11,650	910,701
Vestas Wind Systems AS (a)	92,928	8,822,942
William Demant Holding AS (a)(d)	12,767	1,152,042
TOTAL DENMARK		63,560,669
Finland - 1.9%
Amer Group PLC (A Shares) (d)	31,652	862,668
Cargotec Corp. (B Shares)	16,005	841,284
Elisa Corp. (A Shares)	67,466	2,107,232
Fortum Oyj	215,707	9,271,404
KCI Konecranes Oyj	30,250	1,157,248
Kesko Oyj	30,193	1,766,834
Kone Oyj (B Shares)	39,297	2,956,112
Metso Corp.	58,774	3,189,125
Neste Oil Oyj	55,938	1,960,755
Nokia Corp.	1,920,222	75,522,331
Nokian Tyres Ltd.	46,974	1,788,110
OKO Bank (A Shares)	53,513	1,056,872
Orion Oyj (B Shares)	38,081	899,726
Outokumpu Oyj (A Shares)	50,405	1,623,755
Rautaruukki Oyj (K Shares)	42,837	2,022,936
Sampo Oyj (A Shares)	204,115	5,978,173
Sanoma-WSOY Oyj	42,015	1,196,740
Common Stocks - continued
	Shares	Value
Finland - continued
Stora Enso Oyj (R Shares)	268,956	$ 4,443,153
TietoEnator Oyj (d)	39,333	844,144
UPM-Kymmene Corp.	259,436	5,492,260
Uponor Oyj	22,756	544,972
Wartsila Corp. (B Shares)	32,680	2,500,421
YIT-Yhtyma OY	62,261	1,457,356
TOTAL FINLAND		129,483,611
France - 9.8%
Accor SA	91,155	7,714,599
Aeroports de Paris	17,169	1,959,156
Air France KLM (Reg.)	52,140	1,874,918
Alcatel-Lucent SA	1,086,868	8,803,631
Alstom SA	51,605	11,563,651
Atos Origin SA (a)	31,874	1,807,381
AXA SA	766,335	31,304,785
BIC SA	13,117	976,938
BNP Paribas SA	409,039	46,166,838
Bouygues SA	104,419	9,351,954
Business Objects SA (a)	44,273	2,690,913
Cap Gemini SA	66,183	3,851,596
Carrefour SA	287,092	22,222,266
Casino Guichard Perrachon et Compagnie	18,187	2,002,684
Christian Dior SA	10,563	1,381,047
CNP Assurances	21,842	2,715,430
Compagnie de St. Gobain	142,029	13,973,294
Compagnie Generale de Geophysique SA (a)	11,366	3,409,715
Credit Agricole SA	321,766	11,306,876
Dassault Systemes SA	28,376	1,665,073
Eiffage SA	6,009	670,304
Electricite de France	47,941	5,828,242
Essilor International SA	98,123	6,148,205
Eurazeo SA	3,573	507,815
France Telecom SA	887,421	33,677,627
Gaz de France	100,835	5,643,984
Gecina SA	6,793	1,157,756
Groupe Danone	205,029	18,196,324
Hermes International SA	31,650	4,083,406
Icade SA	16,297	1,192,323
Imerys	12,714	1,076,751
JC Decaux SA	23,666	916,449
Klepierre SA	32,976	1,705,363
L'Air Liquide SA	50,937	7,317,100
L'Air Liquide SA (a)	67,942	9,860,058
L'Oreal SA	122,993	17,219,020
Lafarge SA (a)	43,250	6,888,487
Lafarge SA (Bearer)	28,286	4,505,150
Lagardere S.C.A. (Reg.)	64,037	5,138,509
Legrand SA	13,027	456,245
LVMH Moet Hennessy - Louis Vuitton	115,476	14,011,520
M6 Metropole Television SA	35,276	959,375

	Shares	Value
Michelin SA (Compagnie Generale des Etablissements) Series B	67,413	$ 7,991,328
Natixis SA	71,694	1,449,507
Neopost SA (d)	13,705	1,463,630
Neuf Cegetel	8,683	452,855
PagesJaunes Groupe SA	65,759	1,443,032
Pernod Ricard SA	42,385	9,384,780
Peugeot Citroen SA	72,966	5,668,192
Pinault Printemps-Redoute SA	37,483	6,307,757
Publicis Groupe SA	62,966	2,289,085
Renault SA	89,419	13,009,604
Safran SA	77,938	1,515,318
Sanofi-Aventis	495,459	47,028,968
Schneider Electric SA	107,530	15,004,324
SCOR	79,411	2,063,256
Societe Des Autoroutes Paris-Rhin-Rhone	9,693	1,077,425
Societe Generale Series A	181,891	28,094,568
Sodexho Alliance SA	44,996	2,844,380
Suez SA:
(France)	482,225	31,947,406
(strip VVRP) (a)	15,232	223
Technip SA	45,701	3,726,012
Television Francaise 1 SA	46,712	1,291,575
Thales SA	42,963	2,570,048
Thomson SA	118,022	1,835,379
Total SA:
(strip VVPR) (a)	3,096	45
Series B	1,041,234	84,256,655
Unibail-Rodamco	34,607	7,843,338
Valeo SA	32,634	1,647,096
Vallourec SA	21,473	6,071,998
Veolia Environnement	164,628	15,214,023
Vinci SA	201,615	16,066,072
Vivendi	540,381	24,815,377
Wendel	5,690	891,770
Zodiac SA	16,698	1,094,878
TOTAL FRANCE		680,262,662
Germany - 8.4%
Adidas-Salomon AG	99,837	6,641,191
Allianz AG (Reg.)	215,924	44,437,159
Altana AG	26,722	664,580
Arcandor AG (a)	33,159	1,001,246
BASF AG	237,743	33,093,826
Bayer AG	353,773	29,030,612
Bayerische Motoren Werke AG (BMW)	74,094	4,520,106
Beiersdorf AG	40,619	3,268,890
Bilfinger Berger AG	17,753	1,441,952
Celesio AG	41,840	2,419,012
Commerzbank AG	281,003	11,140,629
Continental AG	72,072	9,374,469
DaimlerChrysler AG (Reg.)	460,908	46,860,516
Deutsche Bank AG	246,891	32,527,889
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	98,207	$ 18,421,615
Deutsche Lufthansa AG (Reg.)	109,292	2,949,947
Deutsche Post AG	368,907	12,526,263
Deutsche Postbank AG	36,672	3,215,739
Deutsche Telekom AG (Reg.)	1,330,592	29,339,554
Douglas Holding AG	11,423	698,699
E.ON AG	301,588	61,871,235
Fraport AG Frankfurt Airport Services Worldwide	3,476	268,245
Fresenius Medical Care AG	90,466	5,058,311
GEA Group AG	67,586	2,448,143
HeidelbergCement AG	3,732	609,852
HeidelbergCement AG (strip VVPR) (a)	239	0
Heidelberger Druckmaschinen AG	23,075	728,151
Henkel KGaA	46,369	2,347,788
Hochtief AG	20,065	2,647,446
Hypo Real Estate Holding AG	91,259	4,836,971
Infineon Technologies AG (a)	354,569	4,198,097
IVG Immobilien AG	48,221	1,914,589
K&S AG	16,041	3,268,509
Linde AG	57,243	7,488,357
MAN AG	53,095	8,544,286
Merck KGaA	30,998	4,023,775
Metro AG	77,010	6,961,371
MLP AG	18,470	266,964
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	98,477	17,939,214
Premiere AG (a)	38,595	604,714
Puma AG	3,762	1,512,559
Q-Cells AG (a)	20,360	2,868,955
Rheinmetall AG	15,568	1,285,660
RWE AG	216,700	29,603,446
Salzgitter AG	19,594	3,123,056
SAP AG	418,806	21,451,243
Siemens AG (Reg.)	412,275	62,570,977
SolarWorld AG	38,364	2,312,895
Suedzucker AG (Bearer) (d)	31,421	685,373
Thyssenkrupp AG	164,617	9,705,306
TUI AG (a)(d)	104,672	2,938,563
Volkswagen AG	77,580	18,595,129
Wacker Chemie AG	2,507	697,801
Wincor Nixdorf AG	15,763	1,356,417
TOTAL GERMANY		588,307,292
Greece - 0.8%
Alpha Bank AE	176,615	6,004,726
Bank of Piraeus	159,648	6,165,906
Coca-Cola Hellenic Bottling Co. SA (Bearer)	76,039	3,225,996
Cosmote Mobile Telecommunications SA	56,820	2,181,195
EFG Eurobank Ergasias SA	160,265	5,641,100

	Shares	Value
Folli Follie SA	6,944	$ 278,146
Greek Organization of Football Prognostics SA	104,763	4,070,666
Hellenic Exchanges Holding SA	27,077	801,753
Hellenic Petroleum SA	49,850	773,037
Hellenic Technodomiki Tev SA	47,248	622,093
Hellenic Telecommunication Organization SA (OTE)	174,829	6,322,538
Motor Oil (HELLAS) Corinth Refineries SA	19,277	414,559
National Bank of Greece SA	199,906	13,423,569
Public Power Corp. of Greece	53,932	2,641,566
Titan Cement Co. SA (Reg.)	30,761	1,373,455
Viohalco SA	40,274	542,053
TOTAL GREECE		54,482,358
Hong Kong - 2.1%
ASM Pacific Technology Ltd.	104,329	738,321
Bank of East Asia Ltd.	710,492	4,320,834
BOC Hong Kong Holdings Ltd.	1,920,566	5,019,749
Cathay Pacific Airways Ltd.	645,327	1,694,968
Cheung Kong Holdings Ltd.	743,449	13,969,598
Cheung Kong Infrastructure Holdings Ltd.	290,450	1,117,266
CLP Holdings Ltd.	646,657	4,381,117
Esprit Holdings Ltd.	505,823	7,588,043
Fosun International Ltd.	477,000	584,460
Giordano International Ltd.	892,194	422,838
Hang Lung Group Ltd.	145,000	826,874
Hang Lung Properties Ltd.	1,007,423	4,567,462
Hang Seng Bank Ltd.	386,601	7,363,639
Henderson Investment Ltd.	130,000	274,828
Henderson Land Development Co. Ltd.	390,963	3,447,185
Hong Kong & China Gas Co. Ltd.	1,821,469	5,380,691
Hong Kong Aircraft & Engineering Co.	19,200	595,781
Hong Kong Electric Holdings Ltd.	719,676	3,757,387
Hong Kong Exchanges & Clearing Ltd.	526,698	15,991,807
Hopewell Holdings Ltd.	312,000	1,422,562
Hutchison Whampoa Ltd.	962,158	11,393,724
Hysan Development Co. Ltd.	275,625	782,347
Kerry Properties Ltd.	289,681	2,602,532
Li & Fung Ltd.	1,077,623	4,290,589
Lifestyle International Holdings Ltd.	194,000	503,317
Link (REIT)	1,156,022	2,512,204
Melco International Development Ltd.	358,000	571,994
MTR Corp. Ltd.	657,113	2,215,429
New World Development Co. Ltd.	1,124,988	4,284,114
Orient Overseas International Ltd.	93,900	718,184
PCCW Ltd.	1,841,751	1,111,776
Shangri-La Asia Ltd.	685,380	1,967,421
Shun Tak Holdings Ltd.	548,000	830,522
Sino Land Co.	641,336	2,261,082
Sun Hung Kai Properties Ltd.	677,141	14,019,500
Swire Pacific Ltd. (A Shares)	420,884	5,665,159
Television Broadcasts Ltd.	156,000	954,720
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Tingyi (Cayman Island) Holding Corp.	750,000	$ 1,071,160
Wharf Holdings Ltd.	580,965	3,424,925
Wheelock & Co. Ltd.	112,000	359,622
Wing Hang Bank Ltd.	79,500	989,417
Yue Yuen Industrial Holdings Ltd.	353,500	1,125,977
TOTAL HONG KONG		147,121,125
Ireland - 0.6%
Allied Irish Banks PLC	439,518	9,968,268
Anglo Irish Bank Corp. PLC	161,052	2,803,771
Bank of Ireland	498,616	7,915,529
CRH PLC	272,424	10,294,358
DCC plc (Ireland)	28,899	718,722
Elan Corp. PLC (a)	206,397	4,785,884
Greencore Group PLC	57,656	365,226
IAWS Group PLC (a)	38,015	823,088
Irish Life & Permanent PLC	121,671	2,413,661
Kerry Group PLC Class A	57,827	1,680,962
Kingspan Group PLC (Ireland)	50,686	1,069,259
Paddy Power PLC (Ireland)	25,324	796,527
Ryanair Holdings PLC (a)	197,226	1,436,888
Smurfit Kappa Group plc	37,389	629,030
TOTAL IRELAND		45,701,173
Italy - 3.6%
AEM SpA	136,291	572,240
Alleanza Assicurazioni SpA	224,750	2,964,114
Arnoldo Mondadori Editore SpA (d)	70,704	590,622
Assicurazioni Generali SpA	515,306	23,633,728
Atlantia SpA	122,589	4,657,501
Autogrill SpA	52,815	924,098
Banca Carige SpA	53,110	264,948
Banca Monte dei Paschi di Siena SpA (d)	526,235	2,944,697
Banca Popolare di Milano	194,733	2,821,782
Banco Popolare Scarl (a)	310,701	6,986,280
Bulgari SpA	60,172	888,209
Enel SpA	2,112,281	25,308,423
ENI SpA	1,255,554	44,923,722
Fiat SpA	330,673	9,069,012
Finmeccanica SpA	134,645	4,018,370
Fondiaria-Sai SpA	28,718	1,258,289
IFIL Finanziaria di Partecipazioni SpA	55,281	570,966
Intesa Sanpaolo SpA	3,751,825	29,913,591
Italcementi SpA	38,500	797,542
Lottomatica SpA	35,597	1,211,302
Luxottica Group SpA	62,388	2,078,768
Mediaset SpA	388,383	3,792,634
Mediobanca SpA	221,449	4,985,880
Mediolanum SpA	100,728	729,137
Parmalat SpA	690,728	2,662,669
Pirelli & C SpA (a)	1,430,544	1,702,504

	Shares	Value
Prysmian SpA	51,325	$ 1,287,723
Saipem SpA	55,668	2,239,586
Seat Pagine Gialle SpA	1,785,156	846,156
Snam Rete Gas SpA	467,478	2,968,113
Telecom Italia SpA	5,007,487	15,883,748
Terna SpA	653,589	2,557,749
Unicredito Italiano SpA	4,537,192	38,644,602
Unione di Banche Italiane Scpa	267,385	7,620,009
Unipol Gruppo Finanziario SpA	71,487	277,142
TOTAL ITALY		252,595,856
Japan - 20.0%
77 Bank Ltd.	162,223	1,098,083
Access Co. Ltd. (a)(d)	86	349,011
ACOM Co. Ltd. (d)	30,140	744,863
Aderans Holdings Co. Ltd. (d)	10,700	170,061
Advantest Corp. (d)	71,390	2,020,558
Aeon Co. Ltd.	303,200	4,648,494
Aeon Credit Service Co. Ltd.	41,400	689,492
Aeon Mall Co. Ltd.	32,500	873,046
Aiful Corp. (d)	37,805	743,699
Aioi Insurance Co. Ltd.	92,000	511,376
Aisin Seiki Co. Ltd.	81,000	3,277,756
Ajinomoto Co., Inc.	332,866	3,668,425
Alfresa Holdings Corp.	10,400	603,757
All Nippon Airways Co. Ltd.	250,000	973,499
Alps Electric Co. Ltd.	76,477	961,040
Amada Co. Ltd.	179,000	1,653,403
Aoyama Trading Co. Ltd.	20,300	517,076
Aozora Bank Ltd.	83,000	268,140
Asahi Breweries Ltd.	188,503	3,271,462
Asahi Chem Industries Ltd.(OLD)	579,727	4,189,849
Asahi Glass Co. Ltd.	471,677	6,599,068
Asatsu-DK, Inc.	20,200	591,481
Asics Corp.	92,000	1,332,970
Astellas Pharma, Inc.	249,300	11,121,665
Autobacs Seven Co. Ltd.	15,000	322,346
Bank of Kyoto Ltd.	134,000	1,723,053
Bank of Yokohama Ltd.	552,084	4,319,879
Benesse Corp.	35,400	1,470,683
Bridgestone Corp.	276,379	5,302,947
Brother Industries Ltd.	38,400	538,590
Canon Marketing Japan, Inc.	44,100	899,621
Canon, Inc.	520,344	27,380,501
Casio Computer Co. Ltd.	108,300	1,382,681
Central Glass Co. Ltd.	40,000	147,979
Central Japan Ry Co.	741	7,837,412
Chiba Bank Ltd.	364,674	3,143,509
Chiyoda Corp.	72,000	943,153
Chubu Electric Power Co., Inc.	332,664	9,230,077
Chugai Pharmaceutical Co. Ltd.	120,725	2,111,306
Chugokun Electric Power Co.	51,700	1,121,233
Chuo Mitsui Trust Holdings, Inc.	363,300	3,096,918
Common Stocks - continued
	Shares	Value
Japan - continued
Circle K Sunkus Co. Ltd.	11,900	$ 174,493
Citizen Holdings Co. Ltd.	155,966	1,671,967
Coca-Cola West Japan Co. Ltd.	32,700	743,443
COMSYS Holdings Corp.	62,000	509,679
Cosmo Oil Co. Ltd.	179,000	739,618
Credit Saison Co. Ltd.	76,852	2,184,677
CSK Holdings Corp.	32,400	1,069,582
Dai Nippon Printing Co. Ltd.	290,242	4,227,235
Daicel Chemical Industries Ltd.	150,000	889,267
Daido Steel Co. Ltd. (d)	168,000	1,243,611
Daifuku Co. Ltd.	40,000	564,131
Daihatsu Motor Co. Ltd.	28,000	279,937
Daiichi Sankyo Co. Ltd.	315,370	9,895,774
Daikin Industries Ltd.	133,894	6,939,297
Dainippon Ink & Chemicals, Inc.	239,995	1,207,960
Daito Trust Construction Co.	38,263	1,840,487
Daiwa House Industry Co. Ltd.	256,184	3,401,645
Daiwa Securities Group, Inc.	638,985	6,473,451
Denki Kagaku Kogyo KK	172,358	896,028
Denso Corp.	242,338	9,959,316
Dentsu, Inc.	938	2,408,939
Dowa Holdings Co. Ltd. (d)	139,168	979,565
eAccess Ltd.	368	198,900
East Japan Railway Co.	1,525	12,622,007
Ebara Corp. (d)	198,934	721,519
EDION Corp.	33,300	415,801
Eisai Co. Ltd.	121,078	5,355,637
Electric Power Development Co. Ltd.	71,980	2,610,198
Elpida Memory, Inc. (a)	48,100	1,628,549
FamilyMart Co. Ltd.	30,400	903,575
Fanuc Ltd.	95,572	10,009,988
Fast Retailing Co. Ltd.	25,000	1,646,373
Fuji Electric Holdings Co. Ltd.	242,153	898,308
Fuji Heavy Industries Ltd.	71,000	354,332
Fuji Soft ABC, Inc. (d)	8,900	150,697
Fuji Television Network, Inc.	186	305,852
Fujifilm Holdings Corp.	243,005	10,731,747
Fujikura Ltd.	152,000	756,449
Fujitsu Ltd.	886,075	6,266,669
Fukuoka Financial Group, Inc.	345,300	2,248,309
Furukawa Electric Co. Ltd.	313,790	1,356,967
Glory Ltd.	30,600	832,261
Gunma Bank Ltd.	200,663	1,472,288
Gunze Ltd.	132,000	553,831
H2O Retailing Corp.	66,000	551,340
Hachijuni Bank Ltd.	162,000	1,287,898
Hakuhodo DY Holdings, Inc.	10,980	639,047
Hankyu Hanshin Holdings, Inc.	569,200	2,644,356
Haseko Corp. (a)	468,000	934,132
Hikari Tsushin, Inc.	10,200	314,503
Hino Motors Ltd.	129,000	791,639
Hirose Electric Co. Ltd.	14,598	1,648,198

	Shares	Value
Hiroshima Bank Ltd. (d)	207,000	$ 1,223,927
Hitachi Cable Ltd.	87,000	562,041
Hitachi Chemical Co. Ltd.	44,100	1,042,062
Hitachi Construction Machinery Co. Ltd.	48,400	1,748,150
Hitachi High-Technologies Corp.	35,400	792,872
Hitachi Ltd.	1,565,271	10,950,636
Hitachi Metals Ltd.	21,000	291,287
Hokkaido Electric Power Co., Inc.	75,400	1,667,330
Hokuhoku Financial Group, Inc.	576,715	1,873,978
Hokuriku Electric Power Co., Inc.	28,100	653,665
Honda Motor Co. Ltd.	761,360	26,198,397
House Foods Corp.	33,800	599,646
Hoya Corp.	196,516	6,896,723
Ibiden Co. Ltd.	61,600	4,861,604
Idemitsu Kosan Co., Ltd.	10,900	1,229,849
Inpex Holdings, Inc.	419	4,313,217
Isetan Co. Ltd.	86,600	1,258,178
Ishikawajima-Harima Heavy Industries Co. Ltd.	639,185	1,471,821
Isuzu Motors Ltd.	266,000	1,248,616
Ito En Ltd.	29,200	691,359
Itochu Corp.	682,986	7,270,606
ITOCHU Techno-Solutions Corp.	17,200	613,881
J Front Retailing Co. Ltd. (a)	217,800	1,977,595
JAFCO Co. Ltd.	13,500	509,908
Japan Airlines Corp. (a)	425,420	1,018,633
Japan Petroleum Exploration Co. Ltd.	12,000	945,992
Japan Prime Realty Investment Corp.	199	826,300
Japan Real Estate Investment Corp.	176	2,240,666
Japan Retail Fund Investment Corp.	132	871,411
Japan Steel Works Ltd.	173,000	2,555,263
Japan Tobacco, Inc.	2,225	12,633,553
JFE Holdings, Inc.	287,475	15,850,924
JGC Corp.	108,117	2,013,366
Joyo Bank Ltd.	311,941	1,880,689
Js Group Corp.	118,359	1,900,841
JSR Corp.	81,416	1,972,542
JTEKT Corp.	93,400	1,613,600
Jupiter Telecommunications Co. (a)	895	725,645
Kajima Corp.	441,317	1,448,599
Kamigumi Co. Ltd.	132,663	1,034,513
Kaneka Corp.	132,559	1,098,741
Kansai Electric Power Co., Inc.	359,636	9,225,504
Kansai Paint Co. Ltd.	83,000	616,980
Kao Corp.	257,750	7,809,956
Kawasaki Heavy Industries Ltd.	645,945	2,136,991
Kawasaki Kisen Kaisha Ltd.	256,000	3,075,066
KDDI Corp.	1,206	8,607,818
Keihin Electric Express Railway Co. Ltd. (d)	181,061	1,180,658
Keio Corp.	234,410	1,474,099
Keisei Electric Railway Co. (d)	103,000	603,142
Keyence Corp.	15,900	3,695,731
Kikkoman Corp. (d)	54,849	752,473
Common Stocks - continued
	Shares	Value
Japan - continued
Kinden Corp.	36,000	$ 293,740
Kintetsu Corp. (d)	728,100	2,422,740
Kirin Holdings Co. Ltd.	379,256	5,997,558
KK daVinci Advisors (a)	480	483,165
Kobe Steel Ltd.	1,184,000	3,902,494
Kokuyo Co. Ltd.	18,900	169,270
Komatsu Ltd.	445,045	13,623,041
Komori Corp.	26,600	635,794
Konami Corp.	42,400	1,259,651
Konica Minolta Holdings, Inc.	219,500	4,189,708
Kose Corp.	8,730	224,217
Kubota Corp.	526,864	3,924,582
Kuraray Co. Ltd.	162,986	2,013,479
Kuraya Sanseido, Inc.	69,800	963,096
Kurita Water Industries Ltd.	57,900	1,724,651
Kyocera Corp.	77,102	6,919,904
Kyowa Hakko Kogyo Co. Ltd. (d)	180,000	2,036,742
Kyushu Electric Power Co., Inc.	170,470	4,634,463
Lawson, Inc.	26,116	954,138
Leopalace21 Corp.	59,700	1,759,193
Mabuchi Motor Co. Ltd.	11,421	742,822
Makita Corp.	53,700	2,414,880
Marubeni Corp.	781,244	6,007,419
Marui Group Co. Ltd.	146,849	1,504,768
Matsui Securities Co. Ltd.	68,900	571,026
Matsumotokiyoshi Holdings Co. Ltd. (a)	10,500	208,346
Matsushita Electric Industrial Co. Ltd.	962,073	19,568,565
Matsushita Electric Works Co. Ltd.	183,000	1,918,450
Mazda Motor Corp.	154,000	827,339
Meiji Dairies Corp. (d)	137,000	690,917
Meiji Seika Kaisha Ltd.	114,888	506,493
Meitec Corp. (d)	12,300	412,551
Millea Holdings, Inc.	367,000	12,936,750
Minebea Co. Ltd.	191,008	1,192,175
Mitsubishi Chemical Holdings Corp.	534,775	4,280,158
Mitsubishi Corp.	659,302	19,142,553
Mitsubishi Electric Corp.	961,106	11,110,127
Mitsubishi Estate Co. Ltd.	578,723	15,648,731
Mitsubishi Gas Chemical Co., Inc.	195,867	2,031,940
Mitsubishi Heavy Industries Ltd.	1,507,256	7,338,519
Mitsubishi Logistics Corp.	55,000	667,737
Mitsubishi Materials Corp.	518,937	2,641,492
Mitsubishi Motors Corp. of Japan	668,000	1,262,362
Mitsubishi Rayon Co. Ltd.	268,312	1,448,170
Mitsubishi Tanabe Pharma Corp.	98,000	947,973
Mitsubishi UFJ Financial Group, Inc.	4,220,960	41,323,198
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,390	757,367
Mitsui & Co. Ltd.	844,123	19,483,402
Mitsui Chemicals, Inc.	285,683	2,094,921
Mitsui Engineering & Shipbuilding Co.	361,000	1,657,772
Mitsui Fudosan Co. Ltd.	416,677	10,756,720
Mitsui Marine & Fire Insurance Co. Ltd.	613,475	6,679,233

	Shares	Value
Mitsui Mining & Smelting Co. Ltd.	240,154	$ 1,032,120
Mitsui O.S.K. Lines Ltd.	511,285	7,705,670
Mitsukoshi Ltd.	189,376	922,464
Mitsumi Electric Co. Ltd.	37,600	1,488,755
Mizuho Financial Group, Inc.	4,819	26,022,230
Mizuho Trust & Banking Co. Ltd.	153,000	279,496
Murata Manufacturing Co. Ltd.	101,454	5,942,072
Namco Bandai Holdings, Inc.	99,450	1,649,817
NEC Corp.	965,951	4,404,737
Nec Electronics Corp. (a)(d)	22,300	625,442
NGK Insulators Ltd.	138,309	4,287,708
NGK Spark Plug Co. Ltd.	88,000	1,564,736
NHK Spring Co. Ltd.	37,000	374,305
Nichirei Corp.	125,860	524,823
Nidec Corp.	49,642	3,765,814
Nikko Cordial Corp. (d)	217,563	3,244,705
Nikon Corp.	148,838	4,664,292
Nintendo Co. Ltd.	48,396	29,463,484
Nippon Building Fund, Inc.	240	3,471,474
Nippon Electric Glass Co. Ltd.	164,000	2,757,049
Nippon Express Co. Ltd.	342,546	1,762,197
Nippon Kayaku Co. Ltd.	43,000	350,938
Nippon Light Metal Co. Ltd.	257,000	457,351
Nippon Meat Packers, Inc.	90,740	890,319
Nippon Mining Holdings, Inc.	425,500	3,155,823
Nippon Oil Corp.	588,129	4,881,786
Nippon Paper Group, Inc.	434	1,272,592
Nippon Sheet Glass Co. Ltd.	267,000	1,474,446
Nippon Shokubai Co. Ltd.	34,000	328,815
Nippon Steel Corp.	2,846,661	17,259,283
Nippon Telegraph & Telephone Corp.	2,520	11,390,400
Nippon Yusen KK	501,578	4,375,809
Nipponkoa Insurance Co. Ltd.	133,000	1,268,661
Nishi-Nippon City Bank Ltd.	322,000	904,714
Nishimatsu Construction Co. Ltd.	71,000	200,679
Nissan Chemical Industries Co. Ltd.	60,000	822,588
Nissan Motor Co. Ltd.	1,098,948	12,582,954
Nisshin Seifun Group, Inc.	70,090	691,853
Nisshin Steel Co. Ltd.	353,000	1,328,526
Nisshinbo Industries, Inc.	75,000	999,278
Nissin Food Products Co. Ltd. (d)	44,323	1,583,452
Nitori Co. Ltd.	15,850	776,647
Nitto Denko Corp.	78,694	4,086,558
NOK Corp.	53,600	1,086,300
Nomura Holdings, Inc.	871,647	15,593,765
Nomura Real Estate Holdings, Inc.	23,700	643,124
Nomura Real Estate Office Fund, Inc.	95	986,797
Nomura Research Institute Ltd.	50,900	1,811,258
NSK Ltd.	204,576	1,982,237
NTN Corp.	187,611	1,648,322
NTT Data Corp.	647	2,952,010
NTT DoCoMo, Inc.	7,953	12,653,223
NTT Urban Development Co.	487	982,237
Obayashi Corp.	309,704	1,570,335
Common Stocks - continued
	Shares	Value
Japan - continued
Obic Co. Ltd.	3,980	$ 764,261
Odakyu Electric Railway Co. Ltd. (d)	334,000	2,421,619
Oji Paper Co. Ltd.	384,352	1,841,561
Oki Electric Industry Co. Ltd. (a)(d)	277,000	472,280
Okuma Corp.	79,000	911,204
Okumura Holdings, Inc. (d)	49,000	224,002
Olympus Corp.	112,429	4,649,846
Omron Corp.	97,960	2,553,846
Ono Pharmaceutical Co. Ltd.	16,600	845,411
Onward Holdings Co. Ltd.	77,000	835,785
Oracle Corp. Japan	21,200	955,590
Oriental Land Co. Ltd.	27,856	1,695,960
ORIX Corp.	43,708	9,031,377
Osaka Gas Co. Ltd.	938,525	3,728,734
Osaka Titanium Technolo Co. Ltd.	7,800	608,397
OSG Corp.	39,100	438,626
Otsuka Corp.	8,500	758,920
Pioneer Corp. (d)	83,438	791,798
Promise Co. Ltd. (d)	32,225	907,501
QP Corp.	20,900	214,136
Rakuten, Inc.	3,092	1,585,735
Resona Holdings, Inc. (d)	2,751	5,371,551
Ricoh Co. Ltd.	321,770	6,161,679
Rinnai Corp.	26,100	893,682
Rohm Co. Ltd.	48,744	4,462,286
Round One Corp. (d)	149	361,672
Ryohin Keikaku Co. Ltd.	9,700	599,348
Sanken Electric Co. Ltd. (d)	72,000	383,458
Sankyo Co. Ltd. (Gunma)	26,500	1,203,851
Santen Pharmaceutical Co. Ltd.	26,600	651,815
Sanwa Holdings Corp.	100,000	507,172
Sanyo Electric Co. Ltd. (a)(d)	683,382	1,318,677
Sapporo Breweries Ltd. (d)	108,578	886,801
Sapporo Hokuyo Holdings, Inc.	126	1,308,741
SBI E*TRADE Securities Co. Ltd.	680	691,967
SBI Holdings, Inc.	4,812	1,450,705
Secom Co. Ltd.	97,267	5,422,001
Sega Sammy Holdings, Inc. (d)	91,700	1,173,729
Seiko Epson Corp. (d)	59,600	1,328,157
Seino Holdings Co. Ltd.	71,000	521,380
Sekisui Chemical Co. Ltd.	225,293	1,545,189
Sekisui House Ltd.	250,467	3,201,792
Seven & I Holdings Co. Ltd.	400,900	10,059,245
Sharp Corp.	475,675	7,834,882
Shikoku Electric Power Co., Inc.	33,100	935,289
Shimachu Co. Ltd.	29,300	870,624
Shimamura Co. Ltd.	8,600	881,461
SHIMANO, Inc.	35,600	1,344,629
SHIMIZU Corp.	254,416	1,098,009
Shin-Etsu Chemical Co. Ltd.	203,462	12,126,122
Shinko Electric Industries Co.Ltd.	34,500	753,113
Shinko Securities Co. Ltd.	258,000	1,151,704

	Shares	Value
Shinsei Bank Ltd.	706,000	$ 2,538,326
Shionogi & Co. Ltd.	131,091	2,520,097
Shiseido Co. Ltd.	156,950	3,763,273
Shizuoka Bank Ltd.	256,274	3,041,605
Showa Denko KK	476,336	1,646,778
Showa Shell Sekiyu KK	68,000	777,156
SMC Corp.	26,371	3,050,570
Softbank Corp. (d)	348,130	8,043,445
Sojitz Corp.	455,800	1,803,645
Sompo Japan Insurance, Inc.	382,712	3,704,647
Sony Corp.	489,685	26,428,299
Sony Financial Holdings, Inc.	397	1,500,472
Square Enix Co. Ltd.	13,800	437,129
Stanley Electric Co. Ltd.	79,925	1,967,903
Sumco Corp.	54,900	1,712,286
Sumitomo Chemical Co. Ltd.	743,334	6,349,956
Sumitomo Corp.	498,642	7,519,059
Sumitomo Electric Industries Ltd.	335,606	5,226,069
Sumitomo Heavy Industries Ltd.	276,822	3,002,399
Sumitomo Metal Industries Ltd.	1,906,966	8,505,800
Sumitomo Metal Mining Co. Ltd.	263,065	5,487,572
Sumitomo Mitsui Financial Group, Inc.	3,208	27,608,940
Sumitomo Osaka Cement Co. Ltd.	304,144	610,145
Sumitomo Realty & Development Co. Ltd.	179,000	5,450,637
Sumitomo Rubber Industries Ltd.	75,000	740,118
Sumitomo Trust & Banking Co. Ltd.	574,344	4,781,365
Suzuken Co. Ltd.	26,460	874,264
Suzuki Motor Corp.	74,100	2,421,740
T&D Holdings, Inc.	100,850	5,853,140
Taiheiyo Cement Corp.	398,684	971,774
Taisei Corp.	466,594	1,379,656
Taisho Pharmaceutical Co. Ltd.	83,524	1,635,076
Taiyo Nippon Sanso Corp.	132,000	1,298,693
Taiyo Yuden Co. Ltd.	45,000	761,963
Takara Holdings, Inc.	71,551	444,145
Takashimaya Co. Ltd.	128,000	1,581,845
Takeda Pharmaceutical Co. Ltd.	412,142	26,446,573
Takefuji Corp.	47,631	1,226,807
TDK Corp.	56,125	3,993,962
Teijin Ltd.	366,341	1,591,504
Terumo Corp.	80,912	4,130,230
The Goodwill Group, Inc. (a)(d)	390	98,014
The Suruga Bank Ltd.	76,000	971,799
THK Co. Ltd.	59,000	1,077,000
TIS, Inc.	13,600	270,153
Tobu Railway Co. Ltd. (d)	405,297	1,967,596
Toda Corp. (d)	121,762	649,732
Toho Co. Ltd.	55,554	1,256,493
Toho Titanium Co. Ltd. (d)	13,400	449,407
Tohoku Electric Power Co., Inc.	214,690	4,951,549
Tokai Rika Co. Ltd.	28,200	857,344
Tokuyama Corp.	101,000	1,057,681
Tokyo Broadcasting System, Inc.	17,300	404,552
Tokyo Electric Power Co.	598,718	16,450,331
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	82,518	$ 5,084,867
Tokyo Gas Co. Ltd.	1,014,395	5,065,185
Tokyo Seimitsu Co. Ltd. (d)	21,100	538,055
Tokyo Steel Manufacturing Co. Ltd.	44,500	574,309
Tokyo Tatemono Co. Ltd.	151,000	1,787,523
Tokyu Corp.	562,954	3,950,463
Tokyu Land Corp.	198,000	1,880,150
TonenGeneral Sekiyu KK	141,856	1,482,882
Toppan Printing Co. Ltd.	298,013	2,926,987
Toray Industries, Inc.	607,883	4,933,823
Toshiba Corp.	1,424,880	11,673,789
Tosoh Corp.	217,816	1,069,215
Toto Ltd. (d)	157,185	1,256,498
Toyo Seikan Kaisha Ltd.	71,800	1,255,301
Toyo Suisan Kaisha Ltd.	45,000	844,510
Toyoda Gosei Co. Ltd.	29,500	1,063,442
Toyota Boshoku Corp.	28,700	962,054
Toyota Industries Corp.	80,586	3,388,657
Toyota Motor Corp.	1,309,951	73,782,989
Toyota Tsusho Corp.	98,900	2,872,591
Trend Micro, Inc.	48,000	1,941,299
Ube Industries Ltd.	426,605	1,555,151
Uni-Charm Corp.	21,860	1,415,302
UNY Co. Ltd.	71,000	628,298
Urban Corp.	60,600	987,125
Ushio, Inc.	44,100	957,648
USS Co. Ltd.	9,940	639,361
Wacoal Holdings Corp. (d)	44,000	566,849
West Japan Railway Co.	742	3,620,091
Yahoo! Japan Corp.	7,865	3,778,109
Yakult Honsha Co. Ltd. (d)	47,366	1,165,804
Yamada Denki Co. Ltd.	40,245	4,661,889
Yamaha Corp.	82,343	1,990,490
Yamaha Motor Co. Ltd.	97,400	2,664,921
Yamato Holdings Co. Ltd.	180,232	2,526,897
Yamato Kogyo Co. Ltd.	12,500	537,911
Yamazaki Baking Co. Ltd.	29,000	294,672
Yaskawa Electric Corp.	112,000	1,477,970
Yokogawa Electric Corp.	108,200	1,203,078
Zeon Corp.	89,000	593,015
TOTAL JAPAN		1,392,238,854
Luxembourg - 0.6%
Acergy SA (d)	91,700	1,945,874
ArcelorMittal SA (France)	440,526	32,526,275
Millicom International Cellular SA unit	12,925	1,557,668
Oriflame Cosmetics SA unit	18,917	1,150,262
SES SA FDR (France) unit	58,898	1,477,727
Stolt-Nielsen SA	12,300	308,210
TOTAL LUXEMBOURG		38,966,016

	Shares	Value
Netherlands - 2.9%
Aegon NV	686,772	$ 12,267,547
Akzo Nobel NV	129,672	9,940,471
ASML Holding NV	193,454	6,722,527
Corio NV	20,166	1,709,337
Corporate Express (d)	64,853	574,953
EADS NV (d)	159,292	5,112,815
Fugro NV (Certificaten Van Aandelen) unit	29,776	2,447,681
Hagemeyer NV (d)	140,000	954,429
Heineken Holding NV (A Shares)	32,583	1,824,228
Heineken NV (Bearer)	123,188	8,031,858
ING Groep NV (Certificaten Van Aandelen)	892,403	34,607,388
James Hardie Industries NV unit	232,144	1,291,906
Koninklijke Ahold NV	596,165	8,376,118
Koninklijke KPN NV	926,360	17,021,543
Koninklijke Philips Electronics NV	537,703	22,373,822
Oce NV	37,860	686,248
QIAGEN NV (a)(d)	40,244	850,154
Randstad Holdings NV	24,785	1,175,886
Reed Elsevier NV	341,937	6,292,978
Royal DSM NV	66,529	3,310,146
SBM Offshore NV	64,633	2,246,623
STMicroelectronics NV	323,877	4,929,408
TNT NV	189,621	7,764,595
TomTom Group BV	20,937	1,984,810
Unilever NV (Certificaten Van Aandelen)	835,173	29,506,865
Vedior NV (Certificaten Van Aandelen)	86,775	2,158,107
Wereldhave NV	9,290	1,024,339
Wolters Kluwer NV (Certificaten Van Aandelen)	143,745	4,464,494
TOTAL NETHERLANDS		199,651,276
New Zealand - 0.1%
Auckland International Airport Ltd.	339,479	735,431
Contact Energy Ltd.	185,189	1,228,981
Fisher & Paykel Appliances Holdings Ltd.	57,025	148,765
Fisher & Paykel Healthcare Corp.	128,247	308,154
Fletcher Building Ltd.	275,902	2,493,928
Kiwi Income Property Trust	488,687	514,423
Sky City Entertainment Group Ltd.	249,621	912,068
Sky Network Television Ltd.	55,207	234,142
Telecom Corp. of New Zealand Ltd.	886,478	2,911,194
Vector Ltd.	122,841	223,013
TOTAL NEW ZEALAND		9,710,099
Norway - 1.0%
Aker Kvaerner ASA	81,950	2,337,862
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	378,600	681,824
DnB Nor ASA	353,759	5,541,833
Marine Harvest ASA (a)	1,246,000	779,424
Norsk Hydro ASA	331,130	4,503,368
Common Stocks - continued
	Shares	Value
Norway - continued
Ocean RIG ASA (a)(d)	92,700	$ 731,948
Orkla ASA (A Shares)	399,745	7,224,264
Petroleum Geo-Services ASA	77,150	2,211,359
ProSafe ASA	81,200	1,392,075
Renewable Energy Corp. AS (a)	81,600	4,001,154
Schibsted ASA (B Shares)	22,050	1,001,695
StatoilHydro ASA	614,731	19,947,285
Storebrand ASA:
rights 12/10/07 (d)	97,350	228,142
(A Shares) (d)	97,350	1,088,062
TANDBERG ASA	52,650	1,181,664
Telenor ASA	400,808	9,302,717
TGS Nopec Geophysical Co. ASA (a)(d)	43,700	600,292
Tomra Systems AS (d)	81,500	531,854
Yara International ASA	91,017	3,462,033
TOTAL NORWAY		66,748,855
Portugal - 0.4%
Banco Comercial Portugues SA (Reg.)	992,677	4,342,188
Banco Espirito Santo SA (BES) (Reg.)	106,143	2,465,877
BPI-SGPS SA (d)	153,390	1,220,746
Brisa Auto-Estradas de Portugal SA (d)	166,305	2,518,113
Cimpor-Cimentos de Portugal SGPS SA	90,960	811,727
Energias de Portugal SA	988,937	6,669,588
Jeronimo Martins SGPS SA	115,994	931,617
Portugal Telecom SGPS SA (Reg.)	379,825	5,173,241
PT Multimedia SGPS SA (d)	100,950	1,400,052
Sonae Industria SGPS SA (a)	40,542	461,439
Sonae SGPS SA (d)	351,130	1,053,056
TOTAL PORTUGAL		27,047,644
Singapore - 1.1%
Allgreen Properties Ltd.	393,000	436,968
Ascendas Real Estate Investment Trust (A-REIT)	379,100	610,016
CapitaCommercial Trust (REIT)	429,000	666,609
CapitaLand Ltd.	693,000	3,350,138
CapitaMall Trust	560,000	1,245,304
City Developments Ltd.	231,000	2,297,238
ComfortDelgro Corp. Ltd.	1,139,784	1,503,444
Cosco Corp. Singapore Ltd.	462,000	2,265,331
DBS Group Holdings Ltd.	573,361	7,958,948
Fraser & Neave Ltd.	402,150	1,610,822
Haw Par Corp. Ltd.	7,000	33,356
Jardine Cycle & Carriage Ltd.	56,800	819,834
Keppel Corp. Ltd.	523,000	4,839,917
Keppel Land Ltd.	191,000	989,296
Neptune Orient Lines Ltd.	230,000	660,773
Olam International Ltd.	218,000	463,702
Oversea-Chinese Banking Corp. Ltd.	1,213,968	7,126,193
Parkway Holdings Ltd.	298,202	782,574
SembCorp Industries Ltd.	411,130	1,590,006

	Shares	Value
SembCorp Marine Ltd.	373,800	$ 1,135,856
Singapore Airlines Ltd.	234,425	2,897,933
Singapore Exchange Ltd.	422,000	4,109,254
Singapore Land Ltd.	38,000	207,320
Singapore Petroleum Co. Ltd.	97,000	509,116
Singapore Post Ltd.	815,000	613,501
Singapore Press Holdings Ltd.	817,021	2,561,654
Singapore Technologies Engineering Ltd.	662,161	1,728,569
Singapore Telecommunications Ltd.	3,962,827	10,618,625
SMRT Corp. Ltd.	119,000	132,314
United Overseas Bank Ltd.	596,846	8,161,292
Uol Group Ltd.	283,984	886,469
Venture Corp. Ltd.	107,808	938,108
Wilmar International Ltd.	123,000	370,359
Wing Tai Holdings Ltd.	301,400	547,432
Yanlord Land Group Ltd.	120,000	309,945
TOTAL SINGAPORE		74,978,216
Spain - 4.3%
Abertis Infraestructuras SA	109,118	3,652,430
Acerinox SA	77,561	2,091,213
Actividades de Construccion y Servicios SA (ACS)	96,035	6,177,539
Altadis SA (Spain)	121,828	8,843,687
Antena 3 Television SA	45,397	695,350
Banco Bilbao Vizcaya Argentaria SA	1,779,051	44,191,627
Banco de Sabadell SA	206,344	2,399,874
Banco Popular Espanol SA (Reg.)	367,675	6,508,471
Banco Santander SA	2,949,929	63,187,479
Bankinter SA	49,729	1,045,432
Cintra Concesiones de Infrastructuras de Transporte SA	102,758	1,640,098
Corporacion Mapfre SA (Reg.)	279,642	1,276,399
Fomento Construcciones y Contratas SA (FOCSA)	22,033	1,861,466
Gamesa Corporacion Tecnologica, SA	81,098	3,680,285
Gas Natural SDG SA Series E	55,844	3,436,992
Gestevision Telecinco SA	44,817	1,210,986
Grupo Acciona SA	13,291	4,511,024
Grupo Ferrovial SA	29,087	2,491,468
Iberdrola SA	1,824,151	30,075,592
Iberia Lineas Aereas de Espana SA	226,270	1,065,890
Inditex SA	104,072	7,250,247
Indra Sistemas SA	57,627	1,572,296
Promotora de Informaciones SA (PRISA)	43,982	762,470
Red Electrica de Espana SA	46,435	2,865,375
Repsol YPF SA	375,700	13,852,059
Sociedad General de Aguas de Barcelona SA	29,196	1,178,005
Sogecable SA (a)	22,433	793,548
Telefonica SA	2,111,026	70,838,996
Union Fenosa SA	51,795	3,584,086
Vallehermoso SA (d)	37,575	1,665,052
Common Stocks - continued
	Shares	Value
Spain - continued
Zardoya Otis SA	50,546	$ 1,610,550
Zeltia SA	76,948	778,992
TOTAL SPAIN		296,794,978
Sweden - 2.3%
AB Volvo:
(A Shares)	233,200	3,960,152
(B Shares)	510,310	8,705,908
Alfa Laval AB	44,750	2,885,651
Assa Abloy AB (B Shares)	138,643	2,886,045
Atlas Copco AB:
(A Shares)	304,760	4,483,729
(B Shares)	186,310	2,551,513
Axfood AB	10,950	416,461
Billerud AB	11,700	135,510
Boliden AB	127,650	1,803,107
Castellum AB	71,000	813,991
D. Carnegie & Co. AB (d)	39,790	767,564
Electrolux AB (B Shares)	112,369	1,895,035
Elekta AB (B Shares) (d)	47,394	804,835
Eniro AB	63,515	690,899
Fabege AB	65,330	741,317
Getinge AB (B Shares)	64,000	1,612,721
H&M Hennes & Mauritz AB (B Shares)	219,746	13,722,947
Hoganas AB (A Shares)	5,600	130,157
Holmen AB (B Shares) (d)	28,800	1,108,871
Husqvarna AB (B Shares)	126,469	1,355,902
Investor AB (B Shares)	94,800	2,225,631
Kungsleden AB	53,810	637,968
Kungsleden AB (Redemption shares)	53,810	96,853
Lundin Petroleum AB (a)(d)	113,400	1,277,906
Modern Times Group MTG AB (B Shares)	25,800	1,687,911
Nobia AB	52,950	493,102
Nordea Bank AB	1,020,473	17,121,816
OMX AB	20,000	834,220
Sandvik AB	442,030	8,008,041
SAS AB (a)	34,600	529,354
Scania AB (B Shares)	171,216	4,287,635
Securitas AB (B Shares)	147,608	2,021,489
Securitas Direct AB (a)(d)	176,508	745,902
Securitas Systems AB	192,008	607,050
Skandinaviska Enskilda Banken AB (A Shares)	215,975	6,033,860
Skanska AB (B Shares)	186,469	3,626,240
SKF AB (B Shares)	191,400	3,377,629
SSAB Svenskt Stal AB:
(A Shares)	89,246	2,451,429
(B Shares)	43,508	1,086,134
Svenska Cellulosa AB (SCA) (B Shares)	272,012	4,853,404
Svenska Handelsbanken AB (A Shares)	223,964	7,115,866
Swedbank AB (A Shares)	76,200	2,456,841
Swedish Match Co.	121,750	2,810,700
TELE2 AB (B Shares)	144,559	3,303,327

	Shares	Value
Telefonaktiebolaget LM Ericsson (B Shares)	6,993,573	$ 17,106,280
TeliaSonera AB	1,049,135	10,016,471
Trelleborg AB (B Shares)	31,000	690,188
Wihlborgs Fastigheter AB	15,506	278,488
TOTAL SWEDEN		157,254,050
Switzerland - 6.7%
ABB Ltd. (Reg.)	1,059,155	31,028,397
Actelion Ltd. (Reg.)	38,356	1,698,352
Adecco SA (Reg.)	60,151	3,351,164
Ciba Specialty Chemicals, Inc.	35,721	1,616,371
Compagnie Financiere Richemont unit	250,803	17,205,892
Credit Suisse Group (Reg.)	518,858	31,297,515
EFG International	12,987	528,034
Geberit AG (Reg.)	21,019	2,891,365
Givaudan AG	3,314	3,180,574
Holcim Ltd. (Reg.)	101,269	10,890,486
Julius Baer Holding AG	50,800	4,292,389
Kudelski SA (Bearer)	17,490	301,898
Kuehne & Nagel International AG	27,640	2,840,629
Kuoni Reisen Holding AG Class B (Reg.)	1,983	1,048,752
Lindt & Spruengli AG (participation certificate)	293	972,700
Logitech International SA (Reg.) (a)	79,329	2,699,566
Lonza Group AG	23,527	2,746,132
Nestle SA (Reg.)	189,464	90,488,006
Nobel Biocare Holding AG (Switzerland)	12,403	3,526,193
Novartis AG (Reg.)	1,122,988	63,471,282
Oc Oerlikon Corp. AG (Reg.) (a)	3,613	1,655,613
Pargesa Holding SA	3,454	387,912
PSP Swiss Property AG	26,119	1,337,544
Rieter Holding AG (Reg.)	2,512	1,248,681
Roche Holding AG (participation certificate)	340,097	64,890,508
Schindler Holding AG (participation certificate)	25,748	1,600,441
SGS Societe Generale de Surveillance Holding SA (Reg.)	2,404	2,986,428
Sonova Holding AG	22,105	2,361,562
Straumann Holding AG	4,411	1,246,265
Sulzer AG (Reg.)	1,590	2,397,775
Swiss Life Holding	16,309	4,579,076
Swiss Reinsurance Co. (Reg.)	167,453	12,411,866
Swisscom AG (Reg.)	10,962	4,161,805
Syngenta AG (Switzerland)	50,436	12,495,519
The Swatch Group AG:
(Bearer)	15,468	4,329,292
(Reg.)	28,374	1,550,725
UBS AG (Reg.)	1,004,816	50,723,112
Zurich Financial Services AG (Reg.)	68,479	19,907,038
TOTAL SWITZERLAND		466,346,859
United Kingdom - 22.0%
3i Group plc	191,188	4,275,906
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aggreko PLC	133,957	$ 1,397,462
Alliance & Leicester PLC	67,594	1,014,307
AMEC PLC	157,587	2,486,208
Anglo American PLC (United Kingdom)	635,774	42,944,636
Antofagasta PLC	71,748	1,126,049
ARM Holdings PLC	619,907	1,688,422
Arriva PLC	89,404	1,503,311
Associated British Foods PLC	67,472	1,230,229
AstraZeneca PLC (United Kingdom)	698,974	33,117,388
Aviva PLC	1,264,957	17,733,675
BAE Systems PLC	1,555,244	14,706,014
Balfour Beatty PLC	217,283	2,179,637
Barclays PLC	3,270,518	37,905,304
Barratt Developments PLC	154,233	1,475,035
BBA Aviation plc	224,537	1,008,505
Berkeley Group Holdings PLC unit	44,096	1,278,077
BG Group PLC	1,536,026	31,903,260
BHP Billiton PLC	1,119,612	36,984,694
Biffa PLC	141,286	938,081
Bovis Homes Group PLC	57,384	746,088
BP PLC	9,207,690	111,627,899
British Airways PLC (a)	297,921	2,089,837
British American Tobacco PLC	742,573	29,201,683
British Energy Group PLC	492,539	5,295,182
British Land Co. PLC	246,148	4,649,973
British Sky Broadcasting Group PLC (BSkyB)	513,595	6,598,412
Brixton PLC	104,690	683,262
BT Group PLC	3,908,551	23,009,639
Bunzl PLC	154,773	2,277,964
Burberry Group PLC	189,626	2,241,322
Cable & Wireless PLC	1,094,067	4,237,048
Cadbury Schweppes PLC	1,003,097	12,846,049
Capita Group PLC	263,841	4,024,249
Carnival PLC	83,844	3,674,044
Carphone Warehouse Group PLC (d)	188,870	1,420,963
Cattles PLC	171,925	1,066,412
Centrica PLC	1,719,812	12,868,294
Charter PLC (a)	75,783	1,344,377
Close Brothers Group PLC	59,180	1,096,070
Cobham PLC	515,122	2,202,480
Compass Group PLC	931,475	6,103,234
Cookson Group PLC	97,695	1,496,123
CSR PLC (a)	51,632	675,548
Daily Mail & General Trust PLC Class A	135,278	1,546,111
Davis Service Group PLC	72,669	789,465
De La Rue PLC	63,429	1,136,954
Diageo PLC	1,250,071	28,307,858
DSG International PLC	928,135	2,148,266
Electrocomponents PLC	218,031	993,849
EMAP PLC	89,658	1,532,463
Enterprise Inns PLC	251,870	2,754,398

	Shares	Value
Experian Group Ltd.	468,885	$ 4,096,320
FirstGroup PLC	197,041	2,875,766
FKI PLC	239,508	380,327
Friends Provident PLC	952,559	3,068,312
G4S PLC (United Kingdom)	549,927	2,464,337
Galiform PLC (a)	237,595	457,875
Genting International PLC 12/01/07	587,000	291,880
GKN PLC	330,576	2,174,502
GlaxoSmithKline PLC	2,730,709	71,926,875
Great Portland Estates PLC	91,302	939,340
Hammerson PLC	134,918	2,878,763
Hays PLC	685,763	1,793,785
HBOS plc	1,737,205	28,496,569
Home Retail Group PLC	395,552	2,821,446
HSBC Holdings PLC (United Kingdom) (Reg.)	5,688,728	97,277,249
Icap PLC	239,491	3,394,393
IMI PLC	151,824	1,410,644
Imperial Chemical Industries PLC (a)	571,510	7,824,141
Imperial Tobacco Group PLC	314,541	16,261,247
Inchcape PLC	187,424	1,579,602
InterContinental Hotel Group PLC	132,108	2,535,024
International Power PLC	740,678	6,980,890
Intertek Group PLC	35,447	659,427
Invensys PLC (a)	371,615	1,902,091
Invesco PLC	391,508	5,050,019
Investec PLC	167,230	1,789,260
ITV PLC	1,895,460	3,335,239
J Sainsbury PLC	740,209	6,694,924
Johnson Matthey PLC	107,772	3,823,713
Kazakhmys PLC	38,200	1,056,147
Kelda Group PLC	107,181	2,375,063
Kesa Electricals PLC	251,985	1,222,434
Kingfisher PLC	1,037,088	3,246,789
Land Securities Group PLC	228,290	7,067,250
Legal & General Group PLC	3,201,296	8,535,017
Liberty International PLC	119,421	2,791,128
Lloyds TSB Group PLC	2,584,400	26,296,838
LogicaCMG PLC	718,427	1,831,230
London Stock Exchange Group PLC	65,782	2,406,942
Lonmin PLC	32,258	2,154,397
Man Group plc	734,781	8,397,912
Man Group plc Class C	839,749	1,174,534
Marks & Spencer Group PLC	797,359	9,521,795
Meggitt PLC	292,551	1,870,254
Meinl European Land Ltd. (a)	138,350	2,023,991
Misys PLC	220,416	910,705
Mitchells & Butlers PLC	184,342	2,186,446
Mondi PLC	207,093	1,652,782
National Express Group PLC Class L	60,703	1,477,408
National Grid PLC	1,278,011	21,581,457
Next PLC	109,719	3,924,368
Old Mutual plc	2,466,918	8,549,700
Pearson PLC	400,743	6,153,542
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Persimmon PLC	126,075	$ 2,070,687
Premier Farnell PLC	200,925	587,523
Prudential PLC	1,170,106	16,331,783
Punch Taverns Ltd.	133,525	2,253,431
Rank Group PLC	158,895	328,258
Reckitt Benckiser Group PLC	284,425	16,896,790
Reed Elsevier PLC	620,286	7,803,367
Rentokil Initial PLC	803,537	2,490,840
Resolution PLC	309,165	4,499,479
Reuters Group PLC	602,568	7,522,057
Rexam PLC	275,987	2,751,590
Rio Tinto PLC (Reg.)	482,988	56,446,808
Rolls-Royce Group PLC	860,898	9,352,663
Royal & Sun Alliance Insurance Group PLC	1,492,291	4,555,317
Royal Bank of Scotland Group PLC	4,858,335	45,839,382
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,757,761	71,036,564
Class B	1,337,172	53,914,775
SABMiller PLC	421,476	11,990,783
Sage Group PLC	614,858	2,726,869
Schroders PLC	55,623	1,530,994
Scottish & Newcastle PLC	366,295	5,620,817
Scottish & Southern Energy PLC	403,144	13,176,375
Segro PLC	231,621	2,098,499
Serco Group PLC	225,139	2,199,437
Severn Trent PLC	97,710	3,147,361
Shire PLC	119,813	2,833,577
Signet Group PLC	736,184	945,812
Smith & Nephew PLC	436,355	5,216,188
Smiths Group PLC	195,901	4,300,773
SSL International PLC	94,900	981,234
Stagecoach Group PLC	230,197	1,168,787
Standard Chartered PLC (United Kingdom)	320,158	12,596,355
Standard Life PLC	1,034,431	5,581,738
Tate & Lyle PLC	232,395	2,149,700
Taylor Wimpey PLC	576,812	2,436,603
Tesco PLC	3,769,653	37,420,090
Thomas Cook Group PLC (a)	240,632	1,310,804
Tomkins PLC	436,436	1,758,390
Travis Perkins PLC	44,684	1,221,637
Trinity Mirror PLC	109,981	765,270
TUI Travel PLC (a)	257,716	1,455,518
Tullett Prebon PLC	85,395	832,928
Tullow Oil PLC	320,560	4,421,508

	Shares	Value
Unilever PLC	603,725	$ 22,029,925
United Business Media PLC	140,213	1,840,296
United Utilities PLC	394,224	6,041,483
Vedanta Resources PLC	26,628	1,261,129
Vodafone Group PLC	25,618,997	95,430,765
Whitbread PLC	94,579	2,801,543
William Hill PLC	156,477	1,664,560
William Morrison Supermarkets PLC	528,201	3,349,600
Wolseley PLC	296,658	4,235,132
WPP Group plc	550,321	6,961,561
Xstrata PLC	309,301	21,737,972
Yell Group PLC	354,628	3,036,174
TOTAL UNITED KINGDOM		1,536,133,306
United States of America - 0.0%
Synthes, Inc.	29,794	3,722,277
TOTAL COMMON STOCKS (Cost $5,576,740,903)		6,819,803,325
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	5,230	265,192
Fresenius AG (non-vtg.)	14,574	1,205,918
Henkel KGaA	89,165	4,925,563
Porsche Automobil Holding SE	4,194	9,214,463
ProSiebenSat.1 Media AG	35,935	956,268
RWE AG (non-vtg.)	20,126	2,378,727
Volkswagen AG	52,942	8,030,946
TOTAL GERMANY		26,977,077
Italy - 0.2%
Intesa Sanpaolo SpA	494,288	3,724,061
Istituto Finanziario Industriale SpA (IFI)	18,301	650,059
Italcementi SpA Risp (non-vtg.)	18,315	274,638
Telecom Italia SpA (Risp)	2,932,536	7,323,292
UNIPOL Assicurazioni SpA	307,293	1,091,518
TOTAL ITALY		13,063,568
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a)	33,362,845	68,581
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,058,019)		40,109,226
Government Obligations - 0.3%
	Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 3.21% to 3.8% 12/27/07 (e) (Cost $19,946,285)	$ 20,000,000	19,952,000
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	269,102,613	$ 269,102,613
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	79,334,774	79,334,774
TOTAL MONEY MARKET FUNDS (Cost $348,437,387)		348,437,387
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $5,973,182,594)	7,228,301,938
NET OTHER ASSETS - (3.7)%	(258,937,148)
NET ASSETS - 100%	$ 6,969,364,790
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
116 CAC 40 10 Euro Index Contracts (France)	Dec. 2007	$ 9,647,570	$ 272,806
24 DAX 30 Index Contracts (Germany)	Dec. 2007	6,929,994	119,120
233 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2007	15,022,024	132,555
251 FTSE 100 Index Contracts (United Kingdom)	Dec. 2007	33,341,051	714,848
16 Hang Seng Index Contracts (Hong Kong)	Dec. 2007	2,967,396	228,813
26 IBEX 35 Index Contracts (Spain)	Dec. 2007	6,017,216	37,547
156 OMX Index Contracts (Sweden)	Dec. 2007	2,715,692	102,672
14 S&P/MIB Index Contracts (Italy)	Dec. 2007	3,998,667	30,698
58 SPI 200 Index Contracts (Australia)	Dec. 2007	8,412,672	233,021
183 TOPIX 150 Index Contracts (Japan)	Dec. 2007	25,261,822	898,348
TOTAL EQUITY INDEX CONTRACTS		$ 114,314,104	$ 2,770,428
The face value of futures purchased as a percentage of net assets - 1.6%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
9,514,000 AUD	Jan. 2008	$ 8,385,031	$ (20,979)
28,064,000 EUR	Jan. 2008	41,094,143	1,344,291
16,006,000 GBP	Jan. 2008	32,849,706	331,728
2,973,000,000 JPY	Jan. 2008	26,916,412	1,440,834
17,161,000 SEK	Jan. 2008	2,688,291	33,535
		$ 111,933,583	$ 3,129,409
(Payable Amount $108,804,174)
The value of contracts to buy as a percentage of net assets - 1.6%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $18,804,760.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,495,578
Fidelity Securities Lending Cash Central Fund	1,440,760
Total	$ 7,936,338
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,990,385,951. Net unrealized appreciation aggregated $1,237,915,987, of which $1,523,031,121 related to appreciated investment securities and $285,115,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2007

1.810711.103

STI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	13,201	$ 368,572
American Axle & Manufacturing Holdings, Inc.	21,960	507,715
Amerigon, Inc. (a)	19,084	348,856
ArvinMeritor, Inc.	36,209	366,073
BorgWarner, Inc.	33,980	3,282,808
Cooper Tire & Rubber Co.	30,725	472,551
Drew Industries, Inc. (a)	13,018	355,652
Exide Technologies (a)(d)	67,099	471,706
Fuel Systems Solutions, Inc. (a)	1,791	26,399
GenTek, Inc. (a)(d)	4,202	126,060
Gentex Corp.	80,492	1,595,351
Hayes Lemmerz International, Inc. (a)	23,987	99,066
Johnson Controls, Inc.	285,550	11,027,941
Lear Corp. (a)	30,957	911,374
Modine Manufacturing Co.	18,795	382,290
Noble International Ltd.	15,109	246,579
Proliance International, Inc. (a)	1,414	3,917
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	18,321	11,542
Sauer-Danfoss, Inc.	8,867	215,468
Spartan Motors, Inc.	9,796	97,764
Standard Motor Products, Inc.	5,058	37,480
Stoneridge, Inc. (a)	3,821	31,791
Strattec Security Corp.	781	34,676
Superior Industries International, Inc. (d)	18,127	335,712
Tenneco, Inc. (a)	20,705	612,661
The Goodyear Tire & Rubber Co. (a)	103,225	2,967,719
TRW Automotive Holdings Corp. (a)	29,395	659,918
Visteon Corp. (a)	75,964	334,242
WABCO Holdings, Inc.	24,695	1,159,677
		27,091,560
Automobiles - 0.3%
Coachmen Industries, Inc.	3,894	20,521
Fleetwood Enterprises, Inc. (a)(d)	39,400	215,518
Ford Motor Co. (a)(d)	1,023,491	7,686,417
General Motors Corp.	243,284	7,257,162
Harley-Davidson, Inc.	124,340	5,970,807
Monaco Coach Corp.	5,658	51,092
Thor Industries, Inc.	18,266	643,877
Winnebago Industries, Inc.	26,601	572,454
		22,417,848
Distributors - 0.0%
Audiovox Corp. Class A (a)	4,180	53,379
Building Materials Holding Corp. (d)	17,924	102,525
Core-Mark Holding Co., Inc. (a)	4,000	107,320
Genuine Parts Co.	81,199	3,901,612
Handleman Co. (d)	10,146	22,423

	Shares	Value
LKQ Corp. (a)	31,375	$ 1,245,901
Source Interlink Companies, Inc. (a)	5,135	10,321
		5,443,481
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	70,275	5,377,443
Bright Horizons Family Solutions, Inc. (a)	13,407	506,651
Capella Education Co.	5,000	352,100
Career Education Corp. (a)	43,207	1,241,337
Coinstar, Inc. (a)	25,148	657,117
Corinthian Colleges, Inc. (a)	57,826	1,009,642
CPI Corp.	2,388	66,291
DeVry, Inc.	33,317	1,831,769
EVCI Career Colleges, Inc. (a)	700	504
H&R Block, Inc.	147,602	2,904,807
INVESTools, Inc. (a)	23,100	356,895
ITT Educational Services, Inc. (a)	17,621	1,993,640
Jackson Hewitt Tax Service, Inc.	14,841	478,622
Mace Security International, Inc. (a)	1,100	2,266
Matthews International Corp. Class A	21,051	929,191
Nobel Learning Communities, Inc. (a)	1,000	14,490
Pre-Paid Legal Services, Inc. (a)	3,986	199,340
Princeton Review, Inc. (a)	17,342	131,626
Regis Corp.	25,600	752,384
Service Corp. International	139,376	1,850,913
Sotheby's Class A (ltd. vtg.)	32,312	1,210,084
Steiner Leisure Ltd. (a)	8,837	377,340
Stewart Enterprises, Inc. Class A	64,820	531,524
Strayer Education, Inc.	6,744	1,219,720
Universal Technical Institute, Inc. (a)	16,430	289,661
Weight Watchers International, Inc.	17,022	812,801
		25,098,158
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	14,058	153,373
Ambassadors Group, Inc.	12,856	235,779
Ameristar Casinos, Inc.	11,703	367,357
Bally Technologies, Inc. (a)	27,072	1,128,902
BJ's Restaurants, Inc. (a)	15,962	283,964
Bluegreen Corp. (a)	13,016	93,455
Bob Evans Farms, Inc.	23,966	739,111
Boyd Gaming Corp.	28,934	1,120,324
Brinker International, Inc.	49,637	1,143,140
Buca, Inc. (a)	4,631	5,279
Buffalo Wild Wings, Inc. (a)(d)	11,242	325,006
Burger King Holdings, Inc.	21,364	561,873
California Pizza Kitchen, Inc. (a)	6,669	106,104
Carnival Corp. unit	206,022	9,295,713
CBRL Group, Inc.	9,981	333,964
CEC Entertainment, Inc. (a)	25,244	719,454
Cedar Fair LP (depository unit)	26,153	623,749
Chipotle Mexican Grill, Inc. Class A (a)(d)	14,552	1,937,599
Choice Hotels International, Inc.	20,476	709,493
Churchill Downs, Inc.	2,627	137,865
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CKE Restaurants, Inc. (d)	30,748	$ 449,536
Darden Restaurants, Inc.	58,955	2,345,819
Denny's Corp. (a)	50,513	207,103
Domino's Pizza, Inc.	20,289	281,206
Dover Downs Gaming & Entertainment, Inc.	1,755	19,393
Dover Motorsports, Inc.	11,625	79,050
Empire Resorts, Inc. (a)(d)	15,456	55,487
Gaylord Entertainment Co. (a)	24,853	1,045,317
Great Wolf Resorts, Inc. (a)	13,290	143,798
Harrah's Entertainment, Inc.	89,914	7,918,726
IHOP Corp. (d)	14,923	757,193
International Game Technology	161,934	7,070,038
International Speedway Corp. Class A	19,173	816,962
Interstate Hotels & Resorts, Inc. (a)	156	729
Isle of Capri Casinos, Inc. (a)(d)	7,404	129,422
Jack in the Box, Inc. (a)	30,018	899,039
Jamba, Inc. (a)(d)	40,851	139,710
Krispy Kreme Doughnuts, Inc. (a)	54,837	146,415
Landry's Restaurants, Inc. (d)	4,778	112,856
Las Vegas Sands Corp. (a)	50,901	5,772,173
Life Time Fitness, Inc. (a)(d)	18,493	1,004,540
Littlefield Corp. (a)	2,520	3,528
Lodgian, Inc. (a)	4,642	53,197
Lodgian, Inc. Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	185,810
Marcus Corp.	23,391	421,506
Marriott International, Inc. Class A	158,821	5,955,788
McCormick & Schmick's Seafood Restaurants (a)	16,005	234,633
McDonald's Corp.	595,522	34,820,171
MGM Mirage, Inc. (a)(d)	57,467	4,970,896
Monarch Casino & Resort, Inc. (a)	5,587	142,915
Morgans Hotel Group Co. (a)	24,428	451,674
MTR Gaming Group, Inc. (a)	6,687	46,274
Multimedia Games, Inc. (a)	5,149	40,883
O'Charleys, Inc.	4,598	68,556
Orient Express Hotels Ltd. Class A	21,956	1,359,296
P.F. Chang's China Bistro, Inc. (a)(d)	32,684	836,384
Panera Bread Co. Class A (a)(d)	19,435	778,760
Papa John's International, Inc. (a)	24,389	574,361
Peet's Coffee & Tea, Inc. (a)(d)	12,913	345,035
Penn National Gaming, Inc. (a)	34,737	2,068,588
Pinnacle Entertainment, Inc. (a)	30,968	850,072
Premier Exhibitions, Inc. (a)(d)	1,600	17,408
Progressive Gaming International Corp. (a)	38,803	93,127
Red Robin Gourmet Burgers, Inc. (a)	11,155	441,292
Riviera Holdings Corp. (a)	6,000	163,800
Royal Caribbean Cruises Ltd.	62,690	2,542,706
Rubio's Restaurants, Inc. (a)	5,755	56,226

	Shares	Value
Ruby Tuesday, Inc.	26,983	$ 353,747
Ruth's Chris Steak House, Inc. (a)	25,925	313,693
Scientific Games Corp. Class A (a)(d)	29,481	954,890
Shuffle Master, Inc. (a)(d)	37,346	499,316
Six Flags, Inc. (a)	72,418	169,458
Sonic Corp. (a)	34,126	832,674
SPEEDUS Corp. (a)	6,200	2,790
Speedway Motorsports, Inc.	7,046	237,803
Starbucks Corp. (a)	369,690	8,647,049
Starwood Hotels & Resorts Worldwide, Inc.	104,699	5,620,242
Steak n Shake Co. (a)	14,127	163,449
Texas Roadhouse, Inc. Class A (a)	37,598	473,359
The Cheesecake Factory, Inc. (a)(d)	34,919	813,264
Town Sports International Holdings, Inc. (a)	15,248	154,005
Triarc Companies, Inc. Class B	38,611	324,719
Trump Entertainment Resorts, Inc. (a)(d)	19,908	102,924
Vail Resorts, Inc. (a)	15,616	866,844
Wendy's International, Inc.	37,038	1,038,175
WMS Industries, Inc. (a)(d)	21,964	733,598
Wyndham Worldwide Corp.	88,760	2,589,129
Wynn Resorts Ltd.	32,050	4,068,427
Yum! Brands, Inc.	253,545	9,419,197
		145,317,654
Household Durables - 0.6%
American Biltrite, Inc. (a)	400	2,100
American Greetings Corp. Class A	17,930	417,052
Avatar Holdings, Inc. (a)(d)	1,964	85,552
Bassett Furniture Industries, Inc.	2,149	19,126
Beazer Homes USA, Inc. (d)	17,239	146,359
Black & Decker Corp.	30,274	2,502,146
Blyth, Inc.	10,848	213,380
Brookfield Homes Corp. (d)	6,161	103,874
California Coastal Communities, Inc. (a)	6,643	39,194
Cavco Industries, Inc. (a)	896	33,815
Centex Corp.	66,856	1,394,616
Champion Enterprises, Inc. (a)	29,908	269,770
Cobra Electronics Corp.	1,200	6,528
Craftmade International, Inc.	2,030	16,139
CSS Industries, Inc.	7,858	311,020
D.R. Horton, Inc.	138,236	1,654,685
Dixie Group, Inc. (a)	3,463	31,167
Dominion Homes, Inc. (a)	300	204
Ethan Allen Interiors, Inc.	15,440	440,966
Flexsteel Industries, Inc.	2,030	25,943
Fortune Brands, Inc.	73,156	5,607,407
Furniture Brands International, Inc.	23,101	234,013
Garmin Ltd.	61,152	6,564,667
Harman International Industries, Inc.	34,012	2,503,283
Helen of Troy Ltd. (a)	16,686	302,517
Hooker Furniture Corp.	15,000	252,300
Hovnanian Enterprises, Inc. Class A (a)(d)	21,663	163,772
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Icahn Enterprises LP	3,572	$ 429,533
iRobot Corp. (a)(d)	17,599	281,936
Jarden Corp. (a)	38,231	1,007,769
KB Home	41,336	863,509
Kimball International, Inc. Class B	4,777	63,725
Koss Corp.	1,552	31,040
La-Z-Boy, Inc. (d)	24,674	134,720
Leggett & Platt, Inc.	88,660	1,824,623
Lennar Corp. Class A	65,591	1,038,961
Lenox Group, Inc. (a)(d)	2,200	6,182
Levitt Corp. Class A	2,687	4,649
Libbey, Inc.	3,319	51,478
Lifetime Brands, Inc.	300	3,846
M.D.C. Holdings, Inc.	20,248	716,577
M/I Homes, Inc.	2,766	27,743
Meritage Homes Corp. (a)(d)	7,048	96,346
Mohawk Industries, Inc. (a)(d)	24,774	1,992,821
National Presto Industries, Inc.	1,194	64,667
Newell Rubbermaid, Inc.	131,166	3,512,625
NVR, Inc. (a)(d)	2,258	1,110,936
Orleans Homebuilders, Inc. (d)	3,981	20,064
Palm Harbor Homes, Inc. (a)(d)	5,872	66,236
Pulte Homes, Inc.	109,230	1,116,331
Rockford Corp. (a)(d)	2,500	4,825
Russ Berrie & Co., Inc. (a)	3,505	58,183
Ryland Group, Inc. (d)	19,744	454,112
Sealy Corp., Inc. (d)	21,635	282,120
Skyline Corp.	6,539	221,672
Snap-On, Inc.	26,383	1,289,601
Standard Pacific Corp. (d)	46,238	159,983
Stanley Furniture Co., Inc.	5,015	56,268
Syntax-Brillian Corp. (a)(d)	35,013	101,888
Tempur-Pedic International, Inc.	32,304	959,106
The Stanley Works	39,570	2,063,576
Toll Brothers, Inc. (a)	60,327	1,246,959
TOUSA, Inc. (d)	6,176	710
Tupperware Brands Corp.	31,899	1,112,637
Universal Electronics, Inc. (a)	4,760	175,882
WCI Communities, Inc. (a)(d)	14,085	47,326
Whirlpool Corp.	35,875	2,904,440
		48,947,200
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	294,814
Amazon.com, Inc. (a)(d)	145,388	13,166,337
Audible, Inc. (a)	1,300	14,989
Blue Nile, Inc. (a)(d)	13,187	973,332
Bluefly, Inc. (a)	2,800	2,520
dELiA*s, Inc. (a)	3,463	11,774
Drugstore.com, Inc. (a)	8,721	26,686
Expedia, Inc. (a)	116,915	3,811,429
FTD Group, Inc.	5,971	80,011

	Shares	Value
GSI Commerce, Inc. (a)	6,423	$ 167,769
Hollywood Media Corp. (a)	1,200	3,192
IAC/InterActiveCorp (a)	98,465	2,740,281
Liberty Media Corp. - Interactive Series A (a)	324,259	6,533,819
Netflix, Inc. (a)(d)	20,542	474,520
NutriSystem, Inc. (a)(d)	14,474	364,021
Orbitz Worldwide, Inc.	15,000	120,000
Overstock.com, Inc. (a)(d)	2,976	68,954
PC Mall, Inc. (a)	500	5,435
PetMed Express, Inc. (a)	7,165	91,282
Priceline.com, Inc. (a)(d)	16,759	1,907,174
Stamps.com, Inc. (a)	4,851	61,608
Systemax, Inc. (d)	7,631	150,712
ValueVision Media, Inc. Class A (a)(d)	21,687	142,700
		31,213,359
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	400	820
Arctic Cat, Inc.	5,971	63,711
Brunswick Corp.	46,016	938,266
Callaway Golf Co.	39,789	678,800
Eastman Kodak Co.	142,706	3,350,737
Fairchild Corp. Class A (a)	9,076	21,964
Hasbro, Inc.	66,162	1,837,319
JAKKS Pacific, Inc. (a)	19,673	496,547
Johnson Outdoors, Inc. Class A	2,747	63,291
Leapfrog Enterprises, Inc. Class A (a)	5,168	34,626
Marine Products Corp.	13,658	100,523
MarineMax, Inc. (a)(d)	3,071	50,211
Mattel, Inc.	192,622	3,848,588
Meade Instruments Corp. (a)	2,600	3,354
Nautilus, Inc. (d)	6,001	34,506
Polaris Industries, Inc. (d)	17,627	803,086
Pool Corp. (d)	28,128	599,689
RC2 Corp. (a)	10,486	304,933
Smith & Wesson Holding Corp. (a)(d)	23,199	231,062
Steinway Musical Instruments, Inc.	5,374	151,816
Sturm Ruger & Co., Inc. (a)	42,290	391,183
		14,005,032
Media - 2.9%
4Kids Entertainment, Inc. (a)	12,821	160,263
ACME Communications, Inc.	6,009	18,748
Alloy, Inc. (a)	1,732	11,691
Arbitron, Inc.	16,342	651,229
Ballantyne of Omaha, Inc. (a)	100	581
Belo Corp. Series A	43,507	720,476
Cablevision Systems Corp. - NY Group Class A (a)	111,539	3,014,899
Carmike Cinemas, Inc.	16,306	192,411
CBS Corp. Class B	301,010	8,256,704
Charter Communications, Inc. Class A (a)(d)	192,995	254,753
Cinemark Holdings, Inc.	11,000	183,590
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Citadel Broadcasting Corp.	81,876	$ 188,315
CKX, Inc. (a)	23,871	289,555
Clear Channel Communications, Inc.	218,053	7,828,103
Clear Channel Outdoor Holding, Inc. Class A (a)	26,451	721,054
Comcast Corp. Class A (a)	1,480,961	30,418,939
Courier Corp.	2,999	98,577
Cox Radio, Inc. Class A (a)	27,951	329,263
Crown Media Holdings, Inc. Class A (a)(d)	9,666	70,272
Cumulus Media, Inc. Class A (a)(d)	14,350	120,684
DG FastChannel, Inc. (a)	16,845	329,488
Discovery Holding Co. Class A (a)	136,268	3,333,115
Dow Jones & Co., Inc.	30,526	1,823,929
DreamWorks Animation SKG, Inc. Class A (a)	34,899	917,844
E.W. Scripps Co. Class A	40,911	1,777,583
EchoStar Communications Corp. Class A (a)	100,601	4,335,903
EMAK Worldwide, Inc. (a)	2,676	3,425
Emmis Communications Corp. Class A	9,275	39,975
Entercom Communications Corp. Class A	17,572	286,248
Entertainment Distribution Co., Inc. (a)	8,598	6,019
Entravision Communication Corp. Class A (a)	53,671	401,459
Fisher Communications, Inc. (a)	3,105	126,467
Gannett Co., Inc.	110,369	4,056,061
GateHouse Media, Inc.	31,868	261,318
Gemstar-TV Guide International, Inc. (a)	164,523	970,686
Getty Images, Inc. (a)	22,938	668,643
Gray Television, Inc.	8,695	73,994
Harris Interactive, Inc. (a)	6,269	26,267
Harte-Hanks, Inc.	19,946	335,093
Hearst-Argyle Television, Inc.	9,723	190,376
Idearc, Inc.	61,677	1,166,929
Image Entertainment, Inc. (a)	700	2,744
Insignia Systems, Inc. (a)	2,664	8,125
Interactive Data Corp.	21,445	669,727
Interpublic Group of Companies, Inc. (a)	235,224	2,232,276
John Wiley & Sons, Inc. Class A	25,065	1,056,490
Journal Communications, Inc. Class A	22,879	208,199
Journal Register Co. (d)	7,046	15,501
Knology, Inc. (a)(d)	33,900	455,616
Lamar Advertising Co. Class A (d)	35,541	1,848,487
Lee Enterprises, Inc.	27,681	387,534
Liberty Global, Inc. Class A (a)	190,188	7,725,437
Liberty Media Corp. - Capital Series A (a)	64,578	7,688,657
LIN TV Corp. Class A (a)	41,885	469,950
Live Nation, Inc. (a)	34,464	462,507
LodgeNet Entertainment Corp. (a)(d)	15,151	290,899

	Shares	Value
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	20,190	$ 204,929
Marvel Entertainment, Inc. (a)	22,261	616,630
McGraw-Hill Companies, Inc.	163,540	8,026,543
Media General, Inc. Class A	25,296	626,582
Mediacom Communications Corp. Class A (a)	16,061	72,435
Meredith Corp.	14,169	780,003
Morningstar, Inc. (a)	7,506	610,613
National CineMedia, Inc.	37,485	1,037,585
Navarre Corp. (a)	6,926	14,614
New Frontier Media, Inc.	5,971	28,959
News Corp. Class A	1,153,944	24,313,600
Omnicom Group, Inc.	161,666	7,881,218
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	41,827
PRIMEDIA, Inc.	6,332	51,922
R.H. Donnelley Corp. (a)	35,467	1,575,444
Radio One, Inc.:
Class A (a)	1,042	2,074
Class D (non-vtg.) (a)	27,442	55,982
RCN Corp.	19,644	285,231
Regal Entertainment Group Class A	33,163	656,296
Regent Communication, Inc. (a)	7,397	15,312
Rentrak Corp. (a)	600	8,400
Saga Communications, Inc. Class A (a)	932	6,366
Salem Communications Corp. Class A	2,015	16,120
Scholastic Corp. (a)	20,042	706,280
Sinclair Broadcast Group, Inc. Class A	28,926	299,384
Sirius Satellite Radio, Inc. (a)(d)	673,559	2,579,731
Spanish Broadcasting System, Inc. Class A (a)	8,120	15,590
Sun-Times Media Group, Inc. Class A	20,659	20,659
The DIRECTV Group, Inc. (a)	369,438	9,187,923
The McClatchy Co. Class A (d)	23,941	323,443
The New York Times Co. Class A	100,181	1,652,987
The Walt Disney Co.	900,773	29,860,625
Time Warner Cable, Inc. (a)	81,440	2,119,883
Time Warner, Inc.	1,861,917	32,136,687
TiVo, Inc. (a)	56,834	425,687
Tribune Co.	37,309	1,158,071
Triple Crown Media, Inc. (a)	728	3,305
Valassis Communications, Inc. (a)	32,378	399,221
Viacom, Inc. Class B (non-vtg.) (a)	299,348	12,578,603
Virgin Media, Inc.	146,828	2,789,732
Warner Music Group Corp. (d)	28,685	216,572
Washington Post Co. Class B	2,602	2,098,513
Westwood One, Inc.	61,958	118,340
World Wrestling Entertainment, Inc. Class A	7,730	121,825
XM Satellite Radio Holdings, Inc. Class A (a)(d)	143,725	2,242,110
Young Broadcasting, Inc. Class A (a)	3,209	4,525
		246,171,459
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.6%
99 Cents Only Stores (a)	14,698	$ 118,466
Big Lots, Inc. (a)(d)	50,502	942,872
Dillard's, Inc. Class A (d)	23,997	489,299
Dollar Tree Stores, Inc. (a)	47,496	1,361,235
Family Dollar Stores, Inc.	61,021	1,437,045
Fred's, Inc. Class A	15,389	160,353
JCPenney Co., Inc.	93,592	4,129,279
Kohl's Corp. (a)	136,734	6,738,252
Macy's, Inc.	227,230	6,737,370
Nordstrom, Inc.	104,952	3,520,090
Retail Ventures, Inc. (a)(d)	12,266	85,126
Saks, Inc.	49,976	1,029,506
Sears Holdings Corp. (a)(d)	43,256	4,563,941
Target Corp.	383,416	23,027,965
The Bon-Ton Stores, Inc. (d)	8,752	102,223
Tuesday Morning Corp.	10,850	80,724
		54,523,746
Specialty Retail - 1.7%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	58,751
Aaron Rents, Inc.	19,496	392,065
Abercrombie & Fitch Co. Class A	43,218	3,545,605
Advance Auto Parts, Inc.	48,540	1,745,498
Aeropostale, Inc. (a)	36,478	932,013
America's Car Mart, Inc. (a)	3,150	34,178
American Eagle Outfitters, Inc.	86,177	1,972,592
AnnTaylor Stores Corp. (a)	32,435	987,646
Asbury Automotive Group, Inc.	15,449	258,616
AutoNation, Inc. (a)	70,170	1,157,805
AutoZone, Inc. (a)	27,774	3,100,412
Barnes & Noble, Inc.	21,341	820,561
bebe Stores, Inc.	8,695	117,383
Bed Bath & Beyond, Inc.	131,301	4,129,416
Best Buy Co., Inc.	189,838	9,691,230
Big 5 Sporting Goods Corp.	18,888	310,330
Blockbuster, Inc. Class A (a)(d)	111,889	399,444
Books-A-Million, Inc.	5,135	62,082
Borders Group, Inc.	41,722	521,942
Brown Shoe Co., Inc.	19,077	323,737
Build-A-Bear Workshop, Inc. (a)(d)	4,710	74,277
Cabela's, Inc. Class A (a)(d)	22,572	373,341
Cache, Inc. (a)	3,350	44,857
CarMax, Inc. (a)(d)	106,345	2,432,110
Casual Male Retail Group, Inc. (a)(d)	8,101	50,226
Charlotte Russe Holding, Inc. (a)	4,919	80,967
Charming Shoppes, Inc. (a)	65,546	362,469
Chico's FAS, Inc. (a)	88,466	1,000,550
Christopher & Banks Corp.	21,140	340,777
Circuit City Stores, Inc.	76,296	493,635
Citi Trends, Inc. (a)	9,399	145,215
Coldwater Creek, Inc. (a)(d)	20,231	166,906
Collective Brands, Inc. (a)	25,320	388,156

	Shares	Value
Conn's, Inc. (a)(d)	7,047	$ 127,551
Cost Plus, Inc. (a)(d)	4,090	12,884
CSK Auto Corp. (a)	27,526	268,379
Dick's Sporting Goods, Inc. (a)(d)	40,030	1,251,338
Dress Barn, Inc. (a)	15,692	221,885
DSW, Inc. Class A (a)(d)	18,311	411,814
E Com Ventures, Inc. (a)	325	6,601
Eddie Bauer Holdings, Inc. (a)(d)	33,562	224,530
Emerging Vision, Inc. (a)	3,800	912
Finish Line, Inc. Class A	30,445	114,169
Finlay Enterprises, Inc. (a)	2,985	8,865
Foot Locker, Inc.	82,534	1,077,069
Gamestop Corp. Class A (a)	71,465	4,105,664
Gap, Inc.	286,039	5,835,196
Genesco, Inc. (a)	12,717	394,227
Group 1 Automotive, Inc.	9,792	263,209
Guess?, Inc.	30,361	1,424,842
Gymboree Corp. (a)	15,021	501,101
Haverty Furniture Companies, Inc.	4,389	37,307
Hibbett Sports, Inc. (a)	26,443	566,409
Home Depot, Inc.	832,931	23,788,509
Hot Topic, Inc. (a)	8,301	52,379
J. Crew Group, Inc. (a)(d)	16,029	770,193
Jo-Ann Stores, Inc. (a)	16,826	276,956
Jos. A. Bank Clothiers, Inc. (a)(d)	12,318	318,913
Kirkland's, Inc. (a)	2,250	1,688
Limited Brands, Inc.	163,083	3,274,707
Lithia Motors, Inc. Class A (sub. vtg.)	2,182	34,039
Lowe's Companies, Inc.	736,542	17,978,990
Midas, Inc. (a)	17,549	287,453
Monro Muffler Brake, Inc.	15,678	330,335
Mothers Work, Inc. (a)	1,194	20,322
New York & Co., Inc. (a)	22,599	166,555
O'Reilly Automotive, Inc. (a)	54,191	1,780,716
Office Depot, Inc. (a)	129,012	2,211,266
OfficeMax, Inc.	37,180	926,897
Pacific Sunwear of California, Inc. (a)(d)	42,886	702,473
Penske Auto Group, Inc.	11,641	232,820
PetSmart, Inc.	64,767	1,844,564
Pier 1 Imports, Inc. (a)	64,537	265,892
Pomeroy IT Solutions, Inc. (a)	3,416	24,117
RadioShack Corp.	59,451	1,099,844
Rent-A-Center, Inc. (a)	35,909	508,471
Restoration Hardware, Inc. (a)	5,982	42,233
Rex Stores Corp. (a)	3,513	54,100
Ross Stores, Inc.	70,488	1,859,473
Sally Beauty Holdings, Inc. (a)	26,732	243,529
Select Comfort Corp. (a)(d)	29,583	314,763
Sharper Image Corp. (a)(d)	2,369	7,889
Sherwin-Williams Co.	52,243	3,282,428
Shoe Carnival, Inc. (a)	3,092	35,991
Sonic Automotive, Inc. Class A (sub. vtg.)	14,398	332,738
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sport Chalet:
Class A (a)	175	$ 1,311
Class B (a)	25	184
Stage Stores, Inc.	23,109	391,004
Staples, Inc.	354,713	8,406,698
Stein Mart, Inc.	10,292	55,783
Talbots, Inc. (d)	11,749	182,227
The Buckle, Inc.	3,504	123,726
The Cato Corp. Class A (sub. vtg.)	24,368	366,982
The Children's Place Retail Stores, Inc. (a)	8,631	245,638
The Men's Wearhouse, Inc.	22,298	769,727
The Pep Boys - Manny, Moe & Jack	13,830	151,162
Tiffany & Co., Inc.	65,112	3,023,150
TJX Companies, Inc.	215,615	6,326,144
Tractor Supply Co. (a)(d)	17,878	733,356
Trans World Entertainment Corp. (a)	3,463	18,908
TravelCenters of America LLC (a)	9,983	150,743
Tween Brands, Inc. (a)(d)	17,713	446,013
Urban Outfitters, Inc. (a)	49,897	1,307,301
West Marine, Inc. (a)	3,821	33,739
Wet Seal, Inc. Class A (a)	63,290	134,808
Williams-Sonoma, Inc.	47,290	1,376,612
Wilsons Leather Experts, Inc. (a)	3,977	4,335
Zale Corp. (a)(d)	26,205	468,807
Zumiez, Inc. (a)(d)	15,094	419,613
		141,577,958
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	1,524
Carter's, Inc. (a)	40,282	903,525
Cherokee, Inc.	2,207	69,543
Coach, Inc. (a)	178,816	6,641,226
Columbia Sportswear Co. (d)	8,418	404,148
Crocs, Inc. (a)(d)	38,013	1,483,647
Deckers Outdoor Corp. (a)	6,699	965,795
Fossil, Inc. (a)	24,493	1,061,527
Hanesbrands, Inc. (a)	44,784	1,264,252
Iconix Brand Group, Inc. (a)	23,379	532,807
Jones Apparel Group, Inc.	55,726	1,038,733
K-Swiss, Inc. Class A	15,228	276,388
Kellwood Co.	9,900	148,401
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	4,067	76,704
Liz Claiborne, Inc.	51,997	1,304,605
Maidenform Brands, Inc. (a)	15,782	206,271
Movado Group, Inc.	10,191	282,291
NIKE, Inc. Class B	177,748	11,669,156
Oxford Industries, Inc.	10,105	250,301
Perry Ellis International, Inc. (a)	2,923	47,119
Phillips-Van Heusen Corp.	27,119	1,150,388
Polo Ralph Lauren Corp. Class A	26,386	1,820,106

	Shares	Value
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	$ 0
Class B warrants 3/4/10 (a)	6	1
Quiksilver, Inc. (a)	56,019	593,801
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	307,111
Steven Madden Ltd.	16,880	383,682
Superior Uniform Group, Inc.	1,000	11,300
Tarrant Apparel Group (a)	2,700	3,024
Timberland Co. Class A (a)	25,130	409,116
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	13,990	695,023
Unifi, Inc. (a)	7,247	21,741
Unifirst Corp.	6,314	235,954
VF Corp.	42,508	3,179,173
Volcom, Inc. (a)	13,377	360,778
Warnaco Group, Inc. (a)	22,178	818,368
Wolverine World Wide, Inc.	36,170	895,931
		39,513,460
TOTAL CONSUMER DISCRETIONARY		801,320,915
CONSUMER STAPLES - 8.6%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	368,586	19,431,854
Boston Beer Co., Inc. Class A (a)	10,271	340,894
Brown-Forman Corp. Class B (non-vtg.)	29,246	2,065,937
Central European Distribution Corp. (a)	18,777	938,850
Coca-Cola Bottling Co. Consolidated	1,100	62,414
Coca-Cola Enterprises, Inc.	144,702	3,757,911
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100,381	2,363,973
Hansen Natural Corp. (a)(d)	33,985	1,475,289
Jones Soda Co. (a)(d)	17,449	115,163
Molson Coors Brewing Co. Class B	80,094	4,312,261
National Beverage Corp.	8,950	66,230
Pepsi Bottling Group, Inc.	61,386	2,619,341
PepsiAmericas, Inc.	35,504	1,201,810
PepsiCo, Inc.	803,184	61,989,741
The Coca-Cola Co.	1,057,910	65,696,211
		166,437,879
Food & Staples Retailing - 2.0%
Andersons, Inc. (d)	16,319	692,252
Arden Group, Inc. Class A	100	14,401
BJ's Wholesale Club, Inc. (a)	30,530	1,143,349
Casey's General Stores, Inc.	25,817	748,693
Costco Wholesale Corp.	215,263	14,508,726
CVS Caremark Corp.	728,458	29,203,881
Ingles Markets, Inc. Class A	17,056	405,762
Kroger Co.	319,972	9,199,195
Longs Drug Stores Corp.	13,376	707,858
Nash-Finch Co.	13,340	476,105
Pathmark Stores, Inc. (a)	40,599	523,727
Performance Food Group Co. (a)	12,773	353,684
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Pricesmart, Inc.	7,191	$ 214,508
Rite Aid Corp. (a)(d)	341,401	1,270,012
Ruddick Corp.	23,792	851,516
Safeway, Inc.	214,880	7,477,824
Spartan Stores, Inc.	19,591	440,798
SUPERVALU, Inc.	105,729	4,426,873
Sysco Corp.	302,847	9,845,556
The Great Atlantic & Pacific Tea Co. (a)(d)	5,473	164,464
The Pantry, Inc. (a)	9,194	264,695
United Natural Foods, Inc. (a)	18,561	543,652
Wal-Mart Stores, Inc.	1,263,571	60,525,051
Walgreen Co.	498,947	18,256,471
Weis Markets, Inc.	5,971	244,333
Whole Foods Market, Inc. (d)	65,352	2,810,790
Winn-Dixie Stores, Inc. (a)	23,750	449,113
		165,763,289
Food Products - 1.4%
Alico, Inc.	200	8,878
Archer-Daniels-Midland Co.	286,688	10,421,109
B&G Foods, Inc. Class A	692	7,397
Bridgford Foods Corp. (a)	400	2,784
Bunge Ltd.	57,620	6,473,031
Campbell Soup Co.	117,204	4,303,731
Chiquita Brands International, Inc. (a)	28,314	543,346
ConAgra Foods, Inc.	241,082	6,031,872
Corn Products International, Inc.	36,817	1,448,013
Darling International, Inc. (a)	19,484	199,711
Dean Foods Co.	67,033	1,671,803
Del Monte Foods Co.	110,096	968,845
Diamond Foods, Inc.	8,240	164,882
Farmer Brothers Co.	3,606	82,902
Flowers Foods, Inc.	44,109	1,024,652
Fresh Del Monte Produce, Inc.	18,952	585,996
General Mills, Inc.	159,797	9,611,790
Green Mountain Coffee Roasters, Inc. (a)	6,807	222,044
H.J. Heinz Co.	151,767	7,178,579
Hain Celestial Group, Inc. (a)	27,071	895,509
Hershey Co.	78,469	3,131,698
Hormel Foods Corp.	35,976	1,430,046
J&J Snack Foods Corp.	8,901	288,214
John B. Sanfilippo & Son, Inc. (a)	2,965	25,143
Kellogg Co.	122,545	6,622,332
Kraft Foods, Inc. Class A	783,589	27,073,000
Lancaster Colony Corp.	10,046	386,972
Lance, Inc.	22,781	472,478
Maui Land & Pineapple, Inc. (a)	300	8,445
McCormick & Co., Inc. (non-vtg.)	56,247	2,149,198
Omega Protein Corp. (a)	7,368	53,050
Pilgrims Pride Corp. Class B	21,585	562,937
Ralcorp Holdings, Inc. (a)	11,122	682,780

	Shares	Value
Reddy Ice Holdings, Inc.	29,155	$ 760,654
Sanderson Farms, Inc.	9,009	279,820
Sara Lee Corp.	347,275	5,844,638
Seaboard Corp.	119	179,571
Seneca Foods Group Class A (a)	2,582	66,357
Smithfield Foods, Inc. (a)	59,644	1,792,302
Tasty Baking Co.	200	1,956
The J.M. Smucker Co.	27,882	1,369,843
Tootsie Roll Industries, Inc.	11,981	295,212
TreeHouse Foods, Inc. (a)	17,645	415,893
Tyson Foods, Inc. Class A	124,009	1,848,974
Wm. Wrigley Jr. Co.	110,999	7,103,936
Zapata Corp. (a)	880	6,257
		114,698,580
Household Products - 1.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,581	202,550
Church & Dwight Co., Inc.	30,512	1,712,333
Clorox Co.	66,002	4,282,210
Colgate-Palmolive Co.	256,084	20,507,207
Energizer Holdings, Inc. (a)	27,654	3,142,324
Kimberly-Clark Corp.	214,848	14,998,539
Oil-Dri Corp. of America	750	16,253
Procter & Gamble Co.	1,549,581	114,668,994
Spectrum Brands, Inc. (a)(d)	7,046	36,428
WD-40 Co.	17,261	684,744
		160,251,582
Personal Products - 0.2%
Alberto-Culver Co.	43,673	1,116,282
Avon Products, Inc.	210,957	8,659,785
Bare Escentuals, Inc. (a)(d)	32,335	680,652
Chattem, Inc. (a)(d)	10,426	739,308
Elizabeth Arden, Inc. (a)	20,607	495,186
Estee Lauder Companies, Inc. Class A	52,658	2,363,291
Herbalife Ltd.	22,497	941,949
Inter Parfums, Inc.	5,138	93,871
Mannatech, Inc. (d)	6,969	43,974
NBTY, Inc. (a)	25,612	765,030
Nu Skin Enterprises, Inc. Class A	31,094	550,053
Prestige Brands Holdings, Inc. (a)	29,135	244,443
Revlon, Inc. Class A (sub. vtg.) (a)	120,573	135,042
USANA Health Sciences, Inc. (a)(d)	2,496	104,033
		16,932,899
Tobacco - 1.1%
Alliance One International, Inc. (a)	62,572	258,422
Altria Group, Inc.	1,039,885	80,653,481
Loews Corp. - Carolina Group	58,102	5,168,173
Reynolds American, Inc.	81,234	5,688,005
Star Scientific, Inc. (a)	17,410	16,540
Universal Corp.	12,506	671,322
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
UST, Inc.	75,615	$ 4,378,109
Vector Group Ltd.	10,991	242,022
		97,076,074
TOTAL CONSUMER STAPLES		721,160,303
ENERGY - 10.9%
Energy Equipment & Services - 2.4%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	338,224
Atwood Oceanics, Inc. (a)	12,937	1,128,753
Baker Hughes, Inc.	158,136	12,693,577
Basic Energy Services, Inc. (a)(d)	25,150	490,425
BJ Services Co.	140,704	3,458,504
Bristow Group, Inc. (a)	13,502	742,610
Bronco Drilling Co., Inc. (a)(d)	23,244	333,784
Cal Dive International, Inc. (d)	3,439	42,678
Cameron International Corp. (a)	58,615	5,464,676
Carbo Ceramics, Inc. (d)	11,939	473,978
Complete Production Services, Inc. (a)	25,671	454,890
Dawson Geophysical Co. (a)	5,936	397,831
Diamond Offshore Drilling, Inc.	30,048	3,498,489
Dresser-Rand Group, Inc. (a)	41,484	1,476,830
Dril-Quip, Inc. (a)	15,639	882,352
ENSCO International, Inc.	65,942	3,550,977
Exterran Holdings, Inc. (a)	30,073	2,407,043
FMC Technologies, Inc. (a)	62,164	3,455,075
Global Industries Ltd. (a)	39,042	865,561
Grant Prideco, Inc. (a)	65,230	3,137,563
Grey Wolf, Inc. (a)	77,719	394,813
Gulf Island Fabrication, Inc.	12,498	397,561
Gulfmark Offshore, Inc. (a)	8,930	396,849
Halliburton Co.	435,895	15,958,116
Helmerich & Payne, Inc.	42,823	1,479,535
Hercules Offshore, Inc. (a)(d)	40,986	1,025,060
Horizon Offshore, Inc. (a)	8,185	138,654
Hornbeck Offshore Services, Inc. (a)	14,462	595,401
ION Geophysical Corp. (a)(d)	40,726	628,402
Key Energy Services, Inc. (a)	65,200	873,680
Lufkin Industries, Inc.	8,637	449,210
Matrix Service Co. (a)	13,631	355,633
Mitcham Industries, Inc. (a)	1,791	32,596
Nabors Industries Ltd. (a)	137,423	3,696,679
NATCO Group, Inc. Class A (a)	17,884	850,205
National Oilwell Varco, Inc. (a)	172,468	11,753,694
Natural Gas Services Group, Inc. (a)	22,504	405,972
Newpark Resources, Inc. (a)	31,959	171,939
Noble Corp.	128,861	6,717,524
Oceaneering International, Inc. (a)	22,821	1,456,208
Oil States International, Inc. (a)	28,576	906,145
OYO Geospace Corp. (a)	1,552	162,494
Parker Drilling Co. (a)	58,520	418,418

	Shares	Value
Patterson-UTI Energy, Inc.	71,949	$ 1,356,239
PHI, Inc. (non-vtg.) (a)	17,859	569,524
Pioneer Drilling Co. (a)	45,844	546,002
Pride International, Inc. (a)	75,215	2,479,839
Rowan Companies, Inc.	51,774	1,832,800
RPC, Inc. (d)	19,909	220,990
Schlumberger Ltd. (NY Shares)	591,163	55,244,182
SEACOR Holdings, Inc. (a)	24,139	2,186,269
Smith International, Inc.	96,316	6,040,940
Superior Energy Services, Inc. (a)	38,763	1,352,829
Superior Well Services, Inc. (a)	13,630	264,286
T-3 Energy Services, Inc. (a)	9,010	454,194
TETRA Technologies, Inc. (a)	38,187	603,736
Tidewater, Inc.	25,568	1,250,020
Transocean, Inc. (a)	149,164	20,478,726
Trico Marine Services, Inc. (a)	3,463	122,486
Union Drilling, Inc. (a)	1,488	18,898
Unit Corp. (a)	21,322	953,520
W-H Energy Services, Inc. (a)	12,425	627,463
Weatherford International Ltd. (a)	166,330	10,415,585
		201,577,136
Oil, Gas & Consumable Fuels - 8.5%
Alliance Resource Partners LP	12,763	485,505
Alon USA Energy, Inc.	10,971	305,213
Alpha Natural Resources, Inc. (a)	34,417	967,118
Anadarko Petroleum Corp.	229,127	12,968,588
Apache Corp.	159,634	15,450,975
Arch Coal, Inc.	69,381	2,626,765
Arena Resources, Inc. (a)	12,210	458,974
Arlington Tankers Ltd. (d)	16,838	361,343
Atlas America, Inc.	20,443	1,160,754
Atlas Pipeline Partners, LP	5,971	268,098
ATP Oil & Gas Corp. (a)	14,183	632,278
Aventine Renewable Energy Holdings, Inc. (a)(d)	13,661	134,561
Berry Petroleum Co. Class A	19,208	794,443
Bill Barrett Corp. (a)(d)	17,460	673,956
Boardwalk Pipeline Partners, LP	9,553	305,218
Bois d'Arc Energy LLC (a)	32,235	631,806
BP Prudhoe Bay Royalty Trust (d)	5,544	405,266
Brigham Exploration Co. (a)	22,535	155,717
Buckeye GP Holdings LP	7,000	199,080
Buckeye Partners LP	19,070	916,314
Cabot Oil & Gas Corp.	63,279	2,178,063
Callon Petroleum Co. (a)	25,119	375,529
Calumet Specialty Products Partners LP	7,489	276,868
Carrizo Oil & Gas, Inc. (a)	19,490	944,291
Cheniere Energy, Inc. (a)(d)	23,057	802,384
Chesapeake Energy Corp.	214,341	8,112,807
Chevron Corp.	1,057,121	92,783,510
Cimarex Energy Co.	36,839	1,423,091
Clayton Williams Energy, Inc. (a)	2,603	74,862
CNX Gas Corp. (a)	21,396	658,997
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Comstock Resources, Inc. (a)	34,313	$ 1,149,486
Concho Resources, Inc.	12,879	242,898
ConocoPhillips	753,177	60,284,287
CONSOL Energy, Inc.	87,985	5,215,751
Contango Oil & Gas Co. (a)	9,837	464,306
Continental Resources, Inc.	11,074	263,783
Copano Energy LLC	22,780	888,420
Cross Timbers Royalty Trust	3,187	128,117
Crosstex Energy LP	5,971	200,208
Crosstex Energy, Inc. (d)	29,878	1,072,620
CVR Energy, Inc.	11,100	244,422
DCP Midstream Partners LP	8,072	328,773
Delek US Holdings, Inc.	38,177	703,984
Delta Petroleum Corp. (a)(d)	39,234	603,027
Denbury Resources, Inc. (a)	54,327	2,896,716
Devon Energy Corp.	205,718	17,035,508
Dorchester Minerals LP	5,580	113,162
Double Hull Tankers, Inc.	24,991	331,381
Edge Petroleum Corp. (a)	12,945	76,376
El Paso Corp.	349,624	5,621,954
Enbridge Energy Management LLC (d)	2,688	139,131
Enbridge Energy Partners LP	22,796	1,166,927
Encore Acquisition Co. (a)	23,459	763,590
Energy Partners Ltd. (a)	16,402	203,057
Energy Transfer Equity LP	58,519	2,019,491
Energy Transfer Partners LP	40,753	2,098,780
Enterprise Products Partners LP	149,065	4,659,772
EOG Resources, Inc.	117,293	9,709,515
Evergreen Energy, Inc. (a)(d)	25,886	95,002
EXCO Resources, Inc. (a)(d)	46,496	650,014
Exxon Mobil Corp.	2,751,301	245,305,963
Forest Oil Corp. (a)	34,530	1,625,672
Foundation Coal Holdings, Inc.	24,547	1,115,416
Frontier Oil Corp.	56,246	2,486,073
FX Energy, Inc. (a)	15,412	114,665
Gasco Energy, Inc. (a)	11,942	23,645
General Maritime Corp. (d)	12,896	344,323
Genesis Energy LP	15,445	342,879
GMX Resources, Inc. (a)(d)	8,349	267,085
Goodrich Petroleum Corp. (a)(d)	16,672	407,297
Gulfport Energy Corp. (a)	10,000	208,200
Harvest Natural Resources, Inc. (a)	18,697	243,622
Helix Energy Solutions Group, Inc. (a)	37,659	1,528,579
Hess Corp.	142,981	10,183,107
HKN, Inc. (a)	68	585
Holly Corp.	24,445	1,184,360
Hugoton Royalty Trust	25,923	596,229
Inergy LP	24,477	790,607
International Coal Group, Inc. (a)(d)	93,832	470,098
James River Coal Co. (a)(d)	7,854	58,120
K-Sea Transn Partners LP	6,393	236,221

	Shares	Value
Kinder Morgan Energy Partners LP	70,777	$ 3,580,608
Kinder Morgan Management LLC	31,504	1,576,775
Legacy Reserves LP	9,781	208,922
Linn Energy LLC (d)	20,717	556,459
Magellan Midstream Holdings LP	16,165	418,512
Magellan Midstream Partners LP	34,102	1,492,986
Marathon Oil Corp.	355,816	19,890,114
Mariner Energy, Inc. (a)	35,558	770,897
Markwest Energy Partners LP	12,742	417,555
Markwest Hydrocarbon, Inc.	5,282	323,787
Massey Energy Co.	39,879	1,353,892
McMoRan Exploration Co. (a)	30,549	359,256
Meridian Resource Corp. (a)	10,597	18,439
Murphy Oil Corp.	85,893	6,143,067
National Energy Group, Inc.	71	298
Natural Resource Partners LP	12,742	410,038
Newfield Exploration Co. (a)	60,238	3,002,864
Noble Energy, Inc.	79,664	5,738,995
NuStar Energy LP	18,379	1,040,251
NuStar GP Holdings LLC	20,516	583,475
Occidental Petroleum Corp.	410,956	28,672,400
ONEOK Partners LP	22,974	1,382,346
Overseas Shipholding Group, Inc.	12,480	893,568
Pacific Ethanol, Inc. (a)(d)	13,826	84,477
Parallel Petroleum Corp. (a)	33,729	645,910
Patriot Coal Corp. (a)	13,075	442,066
Peabody Energy Corp.	130,755	7,275,208
Penn Virginia Corp.	23,690	985,978
Penn Virginia Resource Partners LP	14,674	385,193
Petrohawk Energy Corp. (a)	95,428	1,555,476
Petroleum Development Corp. (a)	12,746	645,840
Petroquest Energy, Inc. (a)	31,286	415,791
Pioneer Natural Resources Co.	58,645	2,613,808
Plains Exploration & Production Co. (a)	63,969	3,224,677
Quicksilver Resources, Inc. (a)	24,097	1,219,308
Range Resources Corp.	69,474	2,826,202
Regency Energy Partners LP	12,271	378,560
Rentech, Inc. (a)	48,574	101,034
Rosetta Resources, Inc. (a)	40,250	736,575
SandRidge Energy, Inc. (d)	14,100	447,675
Semgroup Energy Partners LP	4,000	107,000
Ship Finance International Ltd. (NY Shares)	34,139	869,520
Southwestern Energy Co. (a)	77,158	3,840,154
Spectra Energy Corp.	309,228	7,619,378
St. Mary Land & Exploration Co.	31,967	1,256,303
Stone Energy Corp. (a)	20,254	915,481
Sunoco Logistics Partners LP	7,551	378,381
Sunoco, Inc.	57,336	3,847,246
Swift Energy Co. (a)	11,472	464,731
Syntroleum Corp. (a)	28,735	36,206
Targa Resources Partners LP	11,000	313,500
TC Pipelines LP	7,861	290,543
Teekay Corp. (d)	16,983	955,294
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay LNG Partners LP	13,391	$ 397,043
TEPPCO Partners LP	33,246	1,320,531
Tesoro Corp.	67,143	3,302,093
Toreador Resources Corp. (a)(d)	11,881	77,464
Transmeridian Exploration, Inc. (a)(d)	45,772	81,016
TXCO Resources, Inc. (a)(d)	40,650	489,833
Ultra Petroleum Corp. (a)	81,792	5,308,301
Uranium Resources, Inc. (a)(d)	35,013	415,254
USEC, Inc. (a)(d)	51,272	420,943
Vaalco Energy, Inc. (a)(d)	31,178	135,936
Valero Energy Corp.	269,114	17,511,248
Venoco, Inc.	12,178	222,370
VeraSun Energy Corp. (a)(d)	29,521	348,643
Verenium Corp. (a)(d)	7,284	26,587
W&T Offshore, Inc.	8,259	218,038
Warren Resources, Inc. (a)	39,635	505,743
Western Refining, Inc.	33,616	971,502
Westmoreland Coal Co. (a)	6,000	96,900
Whiting Petroleum Corp. (a)	24,054	1,268,127
Williams Companies, Inc.	293,130	10,174,542
Williams Partners LP	14,371	591,079
World Fuel Services Corp.	17,378	549,840
XTO Energy, Inc.	186,494	11,529,059
		714,110,689
TOTAL ENERGY		915,687,825
FINANCIALS - 18.1%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a)(d)	14,357	1,783,857
AllianceBernstein Holding LP	13,073	1,071,332
Ameriprise Financial, Inc.	114,564	6,723,761
Bank of New York Mellon Corp.	569,873	27,331,109
Bear Stearns Companies, Inc.	54,272	5,410,918
BlackRock, Inc. Class A	9,217	1,828,376
Calamos Asset Management, Inc. Class A	10,806	319,966
Charles Schwab Corp.	510,799	12,417,524
Cohen & Steers, Inc.	20,212	573,414
E*TRADE Financial Corp. (a)(d)	204,624	941,270
Eaton Vance Corp. (non-vtg.)	59,826	2,617,986
FBR Capital Markets Corp. (d)	20,000	201,400
FCStone Group, Inc.	11,523	486,386
Federated Investors, Inc. Class B (non-vtg.)	50,127	2,044,680
Fortress Investment Group LLC (d)	15,000	273,150
Franklin Resources, Inc.	81,986	10,099,035
GAMCO Investors, Inc. Class A	7,076	377,151
GFI Group, Inc. (a)	7,798	759,369
GLG Partners, Inc. (a)(d)	122,500	1,684,375
Goldman Sachs Group, Inc.	183,160	41,511,382
Greenhill & Co., Inc.	5,719	413,427

	Shares	Value
HFF, Inc.	4,989	$ 34,075
Investment Technology Group, Inc. (a)	19,782	903,642
Janus Capital Group, Inc.	85,353	2,865,300
Jefferies Group, Inc.	48,254	1,233,372
JMP Group, Inc.	3,457	27,587
KBW, Inc. (d)	13,800	364,320
Knight Capital Group, Inc. Class A (a)	70,244	937,757
LaBranche & Co., Inc. (a)(d)	10,716	56,902
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	3,682
Lazard Ltd. Class A	26,955	1,311,630
Legg Mason, Inc.	64,484	4,920,774
Lehman Brothers Holdings, Inc.	263,472	16,501,251
Merrill Lynch & Co., Inc.	401,750	24,080,895
MF Global Ltd.	44,000	1,268,520
Morgan Stanley	478,890	25,247,081
National Holdings Corp. (a)	1,200	2,280
Northern Trust Corp.	93,787	7,595,809
optionsXpress Holdings, Inc.	21,028	639,461
Paulson Capital Corp. (a)	3,105	14,283
Penson Worldwide, Inc. (a)	12,876	197,389
Piper Jaffray Companies (a)(d)	12,762	591,136
Raymond James Financial, Inc.	42,762	1,388,910
Sanders Morris Harris Group, Inc.	28,032	272,751
SEI Investments Co.	65,258	2,024,303
Siebert Financial Corp.	2,700	9,045
State Street Corp.	195,896	15,650,131
Stifel Financial Corp. (a)	8,008	372,772
SWS Group, Inc.	20,138	273,071
T. Rowe Price Group, Inc.	132,548	8,149,051
TD Ameritrade Holding Corp. (a)	118,951	2,223,194
The Blackstone Group LP	74,868	1,647,096
Thomas Weisel Partners Group, Inc. (a)	30,673	421,447
TradeStation Group, Inc. (a)	25,693	306,517
U.S. Global Investments, Inc. Class A (d)	8,884	146,319
W.P. Carey & Co. LLC	7,742	270,583
W.P. Stewart & Co. Ltd. (d)	20,900	118,921
Waddell & Reed Financial, Inc. Class A	38,895	1,329,431
Westwood Holdings Group, Inc.	1,501	56,738
		242,327,294
Commercial Banks - 3.2%
1st Source Corp.	5,265	106,037
Abigail Adams National Bancorp, Inc.	302	3,358
Alabama National Bancorp, Delaware	12,178	941,238
Amcore Financial, Inc.	14,538	341,643
AmericanWest Bancorp	9,499	172,407
Ameris Bancorp	7,595	127,824
Arrow Financial Corp.	1,861	39,993
Associated Banc-Corp.	54,795	1,490,972
BancFirst Corp.	5,958	278,596
BancorpSouth, Inc.	37,015	905,387
BancTrust Financial Group, Inc. (d)	4,882	59,560
Bank of Granite Corp.	15,998	184,777
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Hawaii Corp.	21,167	$ 1,102,166
Bank of the Ozarks, Inc.	12,537	364,701
BankFinancial Corp.	10,309	162,985
Banner Corp.	11,743	351,820
Bar Harbor Bankshares	3,125	99,063
BB&T Corp.	268,457	9,685,929
Beneficial Mutual Bancorp, Inc. (a)(d)	16,000	156,000
BOK Financial Corp.	12,475	682,882
Boston Private Financial Holdings, Inc. (d)	21,815	600,785
Bryn Mawr Bank Corp.	2,149	48,224
Capital City Bank Group, Inc. (d)	6,535	189,711
Capital Corp. of the West	2,237	42,033
Capitol Bancorp Ltd. (d)	7,732	154,949
Cascade Bancorp (d)	17,960	311,426
Cathay General Bancorp (d)	24,511	710,329
Centennial Bank Holdings, Inc., Delaware (a)	16,227	81,946
Center Bancorp, Inc.	5,075	60,697
Central Pacific Financial Corp.	18,053	364,851
Chemical Financial Corp.	10,223	256,597
Chittenden Corp.	29,239	1,024,242
Citizens & Northern Corp.	10,109	207,235
Citizens Banking Corp., Michigan	60,213	856,229
City Bank Lynnwood, Washington	15,020	312,416
City Holding Co.	12,865	462,883
City National Corp.	16,441	1,059,129
CoBiz, Inc.	13,382	218,662
Colonial Bancgroup, Inc.	71,540	1,138,917
Columbia Banking Systems, Inc.	14,593	449,610
Comerica, Inc.	83,364	3,816,404
Commerce Bancorp, Inc.	105,007	4,181,379
Commerce Bancshares, Inc.	33,910	1,537,140
Community Bancorp (a)	13,777	248,399
Community Bank System, Inc.	9,618	193,995
Community Capital Corp.	483	8,443
Community Trust Bancorp, Inc.	9,412	265,889
Cullen/Frost Bankers, Inc.	25,553	1,344,343
CVB Financial Corp. (d)	51,544	573,169
East West Bancorp, Inc.	31,051	836,824
Eastern Virgina Bankshares, Inc.	955	16,904
Enterprise Financial Services Corp. (d)	4,000	91,720
Fidelity Southern Corp.	3,463	38,093
Fifth Third Bancorp	240,997	7,208,220
Financial Institutions, Inc.	2,005	36,150
First Bancorp, North Carolina	10,694	204,362
First Bancorp, Puerto Rico	55,810	364,997
First Charter Corp. (d)	23,118	696,314
First Citizen Bancshares, Inc.	1,945	304,762
First Commonwealth Financial Corp. (d)	27,201	316,620
First Community Bancorp, California	14,888	669,811
First Community Bancshares, Inc.	8,000	256,880

	Shares	Value
First Financial Bancorp, Ohio	31,451	$ 361,057
First Financial Bankshares, Inc.	9,300	362,700
First Financial Corp., Indiana	8,925	253,292
First Horizon National Corp. (d)	59,888	1,322,327
First Indiana Corp.	4,240	135,044
First M&F Corp.	2,524	41,596
First Merchants Corp.	12,116	262,796
First Midwest Bancorp, Inc., Delaware	27,797	908,962
First Regional Bancorp (a)	6,000	132,240
First State Bancorp.	16,034	234,417
First United Corp.	3,511	70,922
FirstMerit Corp.	38,708	797,772
FNB Corp., North Carolina	2,866	35,825
FNB Corp., Pennsylvania	42,345	656,771
FNB Corp., Virginia	6,256	170,351
Frontier Financial Corp., Washington (d)	26,384	505,517
Fulton Financial Corp.	93,295	1,167,120
Glacier Bancorp, Inc. (d)	33,042	657,866
Great Lakes Bancorp, Inc. (a)	461	5,942
Great Southern Bancorp, Inc.	7,927	176,217
Greater Community Bancorp	3,644	68,325
Green Bankshares, Inc.	8,000	238,960
Hancock Holding Co.	12,283	481,616
Hanmi Financial Corp.	31,850	305,442
Harleysville National Corp., Pennsylvania	11,970	183,740
Hawthorn Bancshares, Inc.	1,433	40,841
Heartland Financial USA, Inc.	8,001	159,940
Heritage Commerce Corp.	7,114	126,629
Heritage Financial Corp., Washington	1,630	33,920
HF Financial Corp.	3,182	48,175
Horizon Financial Corp.	11,055	190,257
Huntington Bancshares, Inc.	174,586	2,739,254
IBERIABANK Corp.	8,696	420,886
Independent Bank Corp., Massachusetts	6,511	188,428
Independent Bank Corp., Michigan	13,306	127,205
Integra Bank Corp.	11,329	182,057
International Bancshares Corp.	32,525	716,851
Intervest Bancshares Corp. Class A	7,165	114,138
Irwin Financial Corp.	12,090	98,292
KeyCorp	175,034	4,610,396
Lakeland Financial Corp.	8,000	151,520
Leesport Financial Corp.	1,594	28,246
M&T Bank Corp.	36,921	3,358,334
Macatawa Bank Corp. (d)	13,284	132,574
MainSource Financial Group, Inc.	8,776	132,167
Marshall & Ilsley Corp.	124,932	3,931,610
MB Financial, Inc.	22,139	701,806
MBT Financial Corp.	1,800	17,100
Merchants Bancshares, Inc.	4,149	96,672
Midsouth Bancorp, Inc.	4,009	84,830
Midwest Banc Holdings, Inc.	4,350	54,810
Nara Bancorp, Inc.	20,658	275,578
National City Corp.	301,644	5,960,485
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Penn Bancshares, Inc. (d)	20,117	$ 316,038
NBT Bancorp, Inc.	22,155	552,324
NewBridge Bancorp	8,389	83,554
North Valley Bancorp	4,941	72,139
Northern States Financial Corp.	1,314	29,210
Northrim Bancorp, Inc.	3,414	63,944
Northway Financial, Inc.	956	16,013
Old National Bancorp, Indiana	37,675	602,047
Old Second Bancorp, Inc.	7,309	193,615
Omega Financial Corp.	6,519	201,763
Oriental Financial Group, Inc.	20,277	273,334
Pacific Capital Bancorp	28,849	592,847
Pacific Premier Bancorp, Inc. (a)	40	374
Park National Corp. (d)	8,529	644,537
Peoples Bancorp, Inc.	1,660	40,155
Peoples Financial Corp., Mississippi	3,102	66,445
Pinnacle Financial Partners, Inc. (a)	3,325	96,857
PNC Financial Services Group, Inc.	165,346	12,104,981
Popular, Inc. (d)	117,882	1,132,846
Preferred Bank, Los Angeles California	6,582	175,937
Princeton National Bancorp, Inc.	2,956	71,003
PrivateBancorp, Inc. (d)	13,207	404,266
Prosperity Bancshares, Inc.	24,030	772,324
Provident Bankshares Corp.	24,425	572,766
Regions Financial Corp.	347,398	9,181,729
Renasant Corp.	18,028	351,726
Republic Bancorp, Inc., Kentucky Class A	4,663	75,774
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	37,554
S&T Bancorp, Inc.	15,636	500,821
S.Y. Bancorp, Inc.	7,621	180,313
Sandy Spring Bancorp, Inc.	9,869	289,754
SCBT Financial Corp.	5,000	155,000
Seacoast Banking Corp., Florida (d)	5,254	65,938
Security Bank Corp., Georgia (d)	10,509	118,436
Shore Bancshares, Inc.	3,440	81,700
Signature Bank, New York (a)	17,674	654,822
Simmons First National Corp. Class A	1,974	51,502
South Financial Group, Inc.	36,095	646,822
Southside Bancshares, Inc.	3,150	60,323
Southwest Bancorp, Inc., Oklahoma	11,359	203,894
State Bancorp, Inc., New York	4,423	64,664
Sterling Bancorp, New York	3,289	43,941
Sterling Bancshares, Inc.	46,876	578,450
Sterling Financial Corp., Pennsylvania	11,903	204,136
Sterling Financial Corp., Washington	32,433	581,524
Suffolk Bancorp	9,724	300,083
Sun Bancorp, Inc., New Jersey	3,616	60,930
SunTrust Banks, Inc.	172,776	12,113,325
Superior Bancorp (a)	14,284	85,561

	Shares	Value
Susquehanna Bancshares, Inc., Pennsylvania (d)	59,664	$ 1,186,717
SVB Financial Group (a)	18,316	942,908
Synovus Financial Corp.	131,230	3,266,315
Taylor Capital Group, Inc.	7,332	162,330
TCF Financial Corp.	47,457	921,140
Temecula Valley Bancorp, Inc.	10,000	112,000
Texas Capital Bancshares, Inc. (a)	13,293	280,216
TIB Financial Corp.	2,149	19,169
Tompkins Financial Corp.	1,441	61,315
Trico Bancshares	14,031	297,598
Trustmark Corp.	29,635	754,507
U.S. Bancorp, Delaware	855,101	28,295,292
UCBH Holdings, Inc.	46,200	742,896
UMB Financial Corp.	13,102	492,897
Umpqua Holdings Corp.	26,982	435,489
Union Bankshares Corp.	7,261	150,375
UnionBanCal Corp.	26,227	1,415,996
United Bankshares, Inc., West Virginia	24,558	763,263
United Community Banks, Inc., Georgia	23,300	441,768
USB Holding Co., Inc.	3,514	74,075
Valley National Bancorp (d)	54,112	1,060,595
Vineyard National Bancorp (d)	16,431	177,455
Virginia Commerce Bancorp, Inc. (d)	25,643	321,307
W Holding Co., Inc. (d)	63,508	74,304
Wachovia Corp.	985,063	42,357,709
Washington Banking Co., Oak Harbor	6,532	118,686
Washington Trust Bancorp, Inc.	6,654	165,352
Webster Financial Corp.	28,575	962,692
Wells Fargo & Co.	1,583,815	51,363,120
WesBanco, Inc.	16,326	391,497
West Coast Bancorp, Oregon	16,191	323,172
Westamerica Bancorp. (d)	19,075	896,716
Western Alliance Bancorp. (a)(d)	15,894	350,622
Whitney Holding Corp.	30,091	824,493
Wilmington Trust Corp., Delaware	32,415	1,157,864
Wilshire Bancorp, Inc.	14,330	133,556
Wintrust Financial Corp.	15,593	550,745
Zions Bancorp	51,875	2,830,819
		273,923,856
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	28,794	262,601
Advanta Corp. Class B	19,860	198,799
American Express Co.	529,639	31,238,108
AmeriCredit Corp. (a)(d)	53,036	608,323
Capital One Financial Corp.	204,470	10,900,296
Cash America International, Inc.	13,211	475,332
CompuCredit Corp. (a)(d)	12,844	166,458
Consumer Portfolio Services, Inc. (a)	2,866	9,486
Discover Financial Services	217,301	3,774,518
Dollar Financial Corp. (a)	10,747	321,120
EZCORP, Inc. (non-vtg.) Class A (a)	30,891	387,991
First Cash Financial Services, Inc. (a)	11,672	198,424
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Marblehead Corp. (d)	26,295	$ 789,113
Nelnet, Inc. Class A	5,839	80,520
Rewards Network, Inc. (a)	2,818	14,738
SLM Corp.	201,992	7,691,855
Student Loan Corp.	1,260	177,043
United Panam Financial Corp. (a)	2,785	15,596
World Acceptance Corp. (a)	15,763	497,638
		57,807,959
Diversified Financial Services - 3.7%
Asset Acceptance Capital Corp.	7,523	85,010
Asta Funding, Inc. (d)	5,197	187,924
Bank of America Corp.	2,231,159	102,923,365
CIT Group, Inc.	98,017	2,607,252
Citigroup, Inc.	2,469,799	82,244,307
CME Group, Inc.	26,990	17,775,614
Encore Capital Group, Inc. (a)(d)	11,268	115,722
Financial Federal Corp.	19,924	440,121
First Albany Companies, Inc. (a)	1,530	1,790
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Interactive Brokers Group, Inc.	16,000	470,400
IntercontinentalExchange, Inc. (a)	33,180	5,539,733
International Securities Exchange, Inc. Class A	16,778	1,127,314
JPMorgan Chase & Co.	1,678,950	76,593,699
KKR Financial Holdings LLC	54,922	836,462
Leucadia National Corp.	80,621	3,785,962
MarketAxess Holdings, Inc. (a)	26,498	380,511
Marlin Business Services Corp. (a)	13,466	181,791
Medallion Financial Corp.	100	983
MicroFinancial, Inc.	100	623
Moody's Corp.	112,980	4,254,827
MSCI, Inc. Class A	143	3,954
NewStar Financial, Inc.	20,000	183,600
NYMEX Holdings, Inc.	30,613	3,812,849
NYSE Euronext	94,392	8,174,347
PICO Holdings, Inc. (a)	10,575	407,032
Portfolio Recovery Associates, Inc. (d)	12,533	504,829
Resource America, Inc. Class A	2,747	44,556
The NASDAQ Stock Market, Inc. (a)	47,335	2,052,446
		314,737,023
Insurance - 4.8%
21st Century Holding Co.	1,486	19,199
ACE Ltd.	158,412	9,477,790
AFLAC, Inc.	246,963	15,469,762
Alfa Corp.	16,241	350,968
Alleghany Corp.	2,497	1,021,273
Allied World Assurance Co. Holdings Ltd.	13,205	611,127
Allstate Corp.	288,074	14,726,343
AMBAC Financial Group, Inc.	48,759	1,327,708

	Shares	Value
American Equity Investment Life Holding Co.	55,540	$ 500,415
American Financial Group, Inc.	25,290	738,974
American Independence Corp. (a)	587	5,395
American International Group, Inc.	1,120,072	65,109,785
American National Insurance Co.	5,554	663,981
American Physicians Capital, Inc.	8,587	360,311
Amerisafe, Inc. (a)	19,586	298,882
Amtrust Financial Services, Inc.	20,904	265,481
Aon Corp.	126,837	6,338,045
Arch Capital Group Ltd. (a)	27,514	1,919,927
Argo Group International Holdings, Ltd. (a)	14,976	591,702
Arthur J. Gallagher & Co.	43,039	1,131,065
Aspen Insurance Holdings Ltd.	41,213	1,186,934
Assurant, Inc.	45,364	2,968,167
Assured Guaranty Ltd.	22,074	498,210
Atlantic American Corp. (a)	100	175
Axis Capital Holdings Ltd.	65,463	2,496,759
Baldwin & Lyons, Inc. Class B	4,120	110,993
Berkshire Hathaway, Inc. Class A (a)	514	72,011,400
Brown & Brown, Inc.	61,947	1,523,896
CastlePoint Holdings Ltd.	16,100	189,336
Cincinnati Financial Corp.	81,184	3,245,736
Citizens, Inc. Class A (a)(d)	10,251	67,247
CNA Financial Corp.	15,858	562,008
CNA Surety Corp. (a)	10,202	210,467
Commerce Group, Inc., Massachusetts	23,291	837,311
Conseco, Inc. (a)	95,632	1,227,915
Crawford & Co. Class B (a)	12,173	48,692
Delphi Financial Group, Inc. Class A	27,295	1,049,220
eHealth, Inc. (d)	18,465	572,230
EMC Insurance Group	5,875	143,056
Employers Holdings, Inc.	22,445	399,297
Endurance Specialty Holdings Ltd.	24,864	1,004,257
Enstar Group Ltd. (a)(d)	2,212	240,002
Erie Indemnity Co. Class A	22,010	1,138,797
Everest Re Group Ltd.	35,207	3,694,271
FBL Financial Group, Inc. Class A	15,106	559,979
Fidelity National Financial, Inc. Class A	111,132	1,735,882
First Acceptance Corp. (a)	4,717	19,057
First American Corp., California	38,295	1,308,923
First Mercury Financial Corp.	10,000	212,200
Flagstone Reinsurance Holdings Ltd.	22,474	318,007
FPIC Insurance Group, Inc. (a)	8,482	362,436
Gainsco, Inc. (a)	123	506
Genworth Financial, Inc. Class A (non-vtg.)	211,699	5,554,982
Hanover Insurance Group, Inc.	28,536	1,286,974
Harleysville Group, Inc.	9,568	334,880
Hartford Financial Services Group, Inc.	155,278	14,801,099
HCC Insurance Holdings, Inc.	52,199	1,604,597
Hilb Rogal & Hobbs Co.	19,799	846,407
Hilltop Holdings, Inc. (a)	49,607	537,740
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Horace Mann Educators Corp.	27,796	$ 543,690
Independence Holding Co.	2,923	39,636
Infinity Property & Casualty Corp.	16,435	642,444
Investors Title Co.	1,263	46,744
IPC Holdings Ltd.	28,012	828,035
James River Group, Inc.	5,000	171,000
Kansas City Life Insurance Co.	1,314	59,235
LandAmerica Financial Group, Inc.	10,218	268,938
Lincoln National Corp.	132,652	8,167,384
Loews Corp.	223,950	10,702,571
Markel Corp. (a)	4,972	2,397,250
Marsh & McLennan Companies, Inc.	269,247	6,763,485
Max Capital Group Ltd.	28,105	795,653
MBIA, Inc. (d)	62,022	2,264,423
Meadowbrook Insurance Group, Inc. (a)	5,600	51,464
Mercury General Corp.	16,723	867,756
MetLife, Inc.	223,814	14,679,960
Montpelier Re Holdings Ltd.	48,192	834,685
National Financial Partners Corp.	19,533	886,798
National Security Group, Inc.	1,845	33,192
National Western Life Insurance Co. Class A	1,133	227,699
Nationwide Financial Services, Inc. Class A (sub. vtg.)	25,688	1,149,795
Navigators Group, Inc. (a)	6,565	385,366
Nymagic, Inc.	5,552	123,699
OdysseyRe Holdings Corp.	12,963	499,594
Old Republic International Corp.	112,827	1,693,533
OneBeacon Insurance Group Ltd.	15,601	329,181
PartnerRe Ltd.	25,469	2,102,975
Penn Treaty American Corp. (a)	11,942	78,817
Philadelphia Consolidated Holdings Corp. (a)	27,599	1,175,165
Phoenix Companies, Inc.	71,358	857,723
Platinum Underwriters Holdings Ltd.	29,130	1,058,002
PMA Capital Corp. Class A (a)	23,448	204,936
Presidential Life Corp.	6,351	109,491
Principal Financial Group, Inc.	130,729	8,561,442
ProAssurance Corp. (a)	15,839	868,611
ProCentury Corp.	22,796	320,740
Progressive Corp.	333,951	6,144,698
Protective Life Corp.	29,018	1,200,765
Prudential Financial, Inc.	228,006	21,464,485
Reinsurance Group of America, Inc.	13,090	708,300
RenaissanceRe Holdings Ltd.	28,452	1,681,798
RLI Corp.	12,647	754,141
RTW, Inc. (a)	1,732	21,252
SAFECO Corp.	50,506	2,914,701
Safety Insurance Group, Inc.	7,319	267,217
Scottish Re Group Ltd. (a)	24,430	28,095
SCPIE Holding, Inc. (a)	2,442	66,349

	Shares	Value
SeaBright Insurance Holdings, Inc. (a)	11,665	$ 180,924
Security Capital Assurance Ltd.	25,165	178,168
Selective Insurance Group, Inc.	40,110	946,195
StanCorp Financial Group, Inc.	27,820	1,449,144
State Auto Financial Corp.	7,238	201,795
Stewart Information Services Corp.	6,986	189,111
The Chubb Corp.	190,858	10,411,304
The Midland Co.	7,720	493,771
The Travelers Companies, Inc.	324,285	17,222,776
Torchmark Corp.	44,102	2,720,211
Tower Group, Inc.	23,335	756,521
Transatlantic Holdings, Inc.	12,168	904,691
Unico American Corp. (a)	4,102	42,661
United America Indemnity Ltd. Class A (a)	16,775	332,145
United Fire & Casualty Co.	14,183	437,120
Unitrin, Inc.	22,267	1,030,071
Unum Group	174,930	4,345,261
UTG, Inc. (a)	300	3,000
Validus Holdings Ltd.	6,000	149,400
W.R. Berkley Corp.	80,702	2,467,867
Wesco Financial Corp.	578	249,696
White Mountains Insurance Group Ltd.	3,553	1,829,795
XL Capital Ltd. Class A	86,645	5,071,332
Zenith National Insurance Corp.	17,245	724,807
		404,218,857
Real Estate Investment Trusts - 1.9%
Acadia Realty Trust (SBI)	10,891	287,413
Agree Realty Corp.	8,779	263,809
Alesco Financial, Inc. (d)	80,057	297,812
Alexanders, Inc. (a)	1,147	446,929
Alexandria Real Estate Equities, Inc.	15,276	1,500,561
AMB Property Corp. (SBI)	46,792	2,861,799
American Campus Communities, Inc.	18,599	480,970
American Financial Realty Trust (SBI)	81,744	659,674
American Land Lease, Inc.	3,584	81,142
American Mortgage Acceptance Co.	1,896	8,001
Annaly Capital Management, Inc.	186,985	3,218,012
Anthracite Capital, Inc.	24,616	188,066
Anworth Mortgage Asset Corp.	15,285	107,301
Apartment Investment & Management Co. Class A	48,174	1,915,880
Arbor Realty Trust, Inc.	16,496	282,082
Ashford Hospitality Trust, Inc.	84,350	652,869
Associated Estates Realty Corp.	9,366	116,794
AvalonBay Communities, Inc.	37,513	3,730,293
BioMed Realty Trust, Inc.	32,887	742,588
Boston Properties, Inc.	56,464	5,557,187
Brandywine Realty Trust (SBI)	41,078	842,099
BRE Properties, Inc.	25,627	1,141,683
BRT Realty Trust	5,453	82,340
Camden Property Trust (SBI)	25,572	1,345,343
Capital Trust, Inc. Class A (d)	10,158	312,460
CapitalSource, Inc.	58,510	980,628
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CaPlease, Inc.	16,578	$ 145,886
Capstead Mortgage Corp.	24,698	301,316
Care Investment Trust, Inc.	10,413	103,609
CBL & Associates Properties, Inc.	33,314	962,108
Cedar Shopping Centers, Inc.	41,816	489,247
Colonial Properties Trust (SBI)	20,958	513,261
Corporate Office Properties Trust (SBI)	23,798	859,584
Cousins Properties, Inc.	20,981	498,718
Crystal River Capital, Inc. (d)	13,087	184,919
DCT Industrial Trust, Inc.	95,957	968,206
Deerfield Triarc Capital Corp. (d)	41,246	309,757
Developers Diversified Realty Corp.	60,003	2,664,733
DiamondRock Hospitality Co.	43,495	753,333
Digital Realty Trust, Inc.	41,476	1,582,724
Douglas Emmett, Inc.	44,700	1,073,247
Duke Realty LP	69,889	1,837,382
DuPont Fabros Technology, Inc.	16,600	311,250
EastGroup Properties, Inc.	14,313	660,259
Education Realty Trust, Inc.	8,412	100,860
Entertainment Properties Trust (SBI)	13,232	705,133
Equity Lifestyle Properties, Inc.	12,301	570,643
Equity One, Inc.	14,649	346,742
Equity Residential (SBI)	138,479	5,152,804
Essex Property Trust, Inc.	11,613	1,204,733
Extra Space Storage, Inc.	24,319	346,789
Federal Realty Investment Trust (SBI)	26,164	2,176,583
FelCor Lodging Trust, Inc.	38,924	681,559
First Industrial Realty Trust, Inc. (d)	24,246	885,464
First Potomac Realty Trust	14,473	272,961
Franklin Street Properties Corp. (d)	32,246	533,671
Friedman, Billings, Ramsey Group, Inc. Class A	117,368	350,930
General Growth Properties, Inc.	112,262	5,213,447
Getty Realty Corp.	9,860	267,403
Gladstone Commercial Corp.	1,075	18,501
Glimcher Realty Trust	20,141	390,937
GMH Communities Trust	22,464	131,190
Gramercy Capital Corp.	5,672	134,880
HCP, Inc.	98,333	3,289,239
Health Care REIT, Inc. (d)	31,562	1,414,293
Healthcare Realty Trust, Inc.	32,076	815,693
Hersha Hospitality Trust	41,950	427,051
Highwoods Properties, Inc. (SBI)	24,854	788,617
Home Properties, Inc. (d)	17,787	803,795
Hospitality Properties Trust (SBI)	38,106	1,392,393
Host Hotels & Resorts, Inc.	257,132	4,934,363
HRPT Properties Trust (SBI)	103,626	858,023
Impac Mortgage Holdings, Inc. (d)	17,290	10,547
Inland Real Estate Corp.	49,435	722,740
Investors Real Estate Trust (d)	24,777	249,257
iStar Financial, Inc. (d)	57,704	1,688,996

	Shares	Value
JER Investments Trust, Inc. (d)	14,053	$ 137,438
Kilroy Realty Corp.	18,543	1,036,368
Kimco Realty Corp.	105,666	4,172,750
Kite Realty Group Trust	17,912	280,323
LaSalle Hotel Properties (SBI)	17,294	643,337
Lexington Corporate Properties Trust (d)	41,316	730,880
Liberty Property Trust (SBI)	41,578	1,301,807
LTC Properties, Inc.	6,991	164,568
Mack-Cali Realty Corp.	35,143	1,254,254
Maguire Properties, Inc. (d)	23,156	585,384
Medical Properties Trust, Inc.	60,649	680,482
MFA Mortgage Investments, Inc.	45,780	401,948
Mid-America Apartment Communities, Inc.	13,111	633,130
Mission West Properties, Inc.	21,235	217,446
Monmouth Real Estate Investment Corp. Class A	6,448	50,423
National Health Investors, Inc.	10,937	310,830
National Retail Properties, Inc.	30,504	747,043
Nationwide Health Properties, Inc.	43,004	1,345,165
Newcastle Investment Corp. (d)	28,577	371,787
NorthStar Realty Finance Corp. (d)	28,660	262,812
Omega Healthcare Investors, Inc.	40,196	649,969
One Liberty Properties, Inc.	3,695	74,270
Parkway Properties, Inc.	11,476	454,105
Pennsylvania Real Estate Investment Trust (SBI)	23,275	803,686
Plum Creek Timber Co., Inc.	96,478	4,473,685
Post Properties, Inc.	21,746	789,597
Potlatch Corp.	15,215	698,521
ProLogis Trust	125,873	8,234,612
PS Business Parks, Inc.	6,774	365,457
Public Storage	64,891	5,018,670
Quadra Realty Trust, Inc.	5,162	37,321
RAIT Financial Trust (SBI) (d)	28,276	244,587
Ramco-Gershenson Properties Trust (SBI)	19,394	490,668
Rayonier, Inc.	33,977	1,575,853
Realty Income Corp.	42,093	1,199,651
Redwood Trust, Inc. (d)	15,917	485,946
Regency Centers Corp.	30,244	2,009,411
Resource Capital Corp. (d)	19,474	185,977
Saul Centers, Inc.	8,021	457,919
Senior Housing Properties Trust (SBI)	34,862	770,102
Simon Property Group, Inc.	109,146	10,745,424
SL Green Realty Corp.	28,029	2,912,213
Sovran Self Storage, Inc.	11,580	506,162
Strategic Hotel & Resorts, Inc.	35,287	646,105
Sun Communities, Inc.	28,385	694,865
Sunstone Hotel Investors, Inc.	27,687	642,338
Tanger Factory Outlet Centers, Inc.	15,447	650,473
Taubman Centers, Inc.	24,714	1,322,940
The Macerich Co.	33,784	2,623,328
Thornburg Mortgage, Inc. (SBI) (d)	56,482	602,098
Transcontinental Realty Investors, Inc. (a)	600	9,576
U-Store-It Trust	29,040	291,852
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc.	71,566	$ 1,576,599
UMH Properties, Inc.	5,458	61,403
Universal Health Realty Income Trust (SBI)	6,111	201,052
Urstadt Biddle Properties, Inc.	365	6,398
Urstadt Biddle Properties, Inc. Class A	8,855	149,472
Ventas, Inc.	65,526	2,856,934
Vornado Realty Trust	69,240	6,231,600
Washington (REIT) (SBI)	22,360	716,414
Weingarten Realty Investors (SBI)	40,232	1,434,271
Winthrop Realty Trust	25,983	138,749
		158,571,959
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	92,552	1,989,868
CB Richard Ellis Group, Inc. Class A (a)(d)	115,308	2,738,565
Consolidated-Tomoka Land Co. (d)	2,829	178,510
Forest City Enterprises, Inc. Class A	32,993	1,654,269
Jones Lang LaSalle, Inc.	17,951	1,509,141
Meruelo Maddux Properties, Inc.	13,300	55,860
Tejon Ranch Co. (a)	9,238	357,049
The St. Joe Co. (d)	37,990	1,080,816
Thomas Properties Group, Inc.	17,236	179,599
United Capital Corp. (a)	2,262	57,455
		9,801,132
Thrifts & Mortgage Finance - 0.8%
Anchor BanCorp Wisconsin, Inc.	23,617	600,344
Astoria Financial Corp.	37,038	927,432
Bank Mutual Corp.	30,827	311,969
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	10,747	41,376
BankUnited Financial Corp. Class A (d)	24,961	199,189
BCSB Bankcorp, Inc.	3,596	25,208
Berkshire Hills Bancorp, Inc.	1,481	35,944
Brookline Bancorp, Inc., Delaware	37,359	382,930
Camco Financial Corp.	404	4,844
Capitol Federal Financial	19,206	650,891
Centerline Holding Co.	38,417	464,462
CFS Bancorp, Inc.	800	11,368
Charter Financial Corp., Georgia	976	37,332
Citizens South Banking Corp., Delaware	4,457	51,924
Clifton Savings Bancorp, Inc.	17,436	184,822
Corus Bankshares, Inc. (d)	27,734	263,196
Countrywide Financial Corp.	289,373	3,131,016
Dime Community Bancshares, Inc.	26,225	355,873
Doral Financial Corp. (a)(d)	1,074	21,147
Downey Financial Corp. (d)	10,368	431,412
ESB Financial Corp.	6,022	62,569
Fannie Mae	481,273	18,490,509
Farmer Mac Class C (non-vtg.)	7,000	190,470

	Shares	Value
First Busey Corp. (d)	20,930	$ 437,228
First Defiance Financial Corp.	3,662	80,930
First Financial Holdings, Inc.	7,180	196,804
First Financial Service Corp.	2,933	74,616
First Niagara Financial Group, Inc.	50,271	624,869
First Place Financial Corp.	7,637	110,278
FirstFed Financial Corp. (a)(d)	11,125	389,598
Flagstar Bancorp, Inc.	25,355	159,737
Flushing Financial Corp.	3,744	60,129
Franklin Bank Corp. (a)	18,082	76,849
Freddie Mac	330,018	11,573,731
Fremont General Corp. (d)	22,020	55,270
Guaranty Federal Bancshares, Inc.	1,075	30,745
Hingham Institution for Savings	1,751	54,281
Home Federal Bancorp	2,634	65,850
Hudson City Bancorp, Inc.	233,904	3,560,019
Imperial Capital Bancorp, Inc.	5,075	115,710
IndyMac Bancorp, Inc. (d)	32,480	310,184
KNBT Bancorp, Inc.	13,555	214,982
MASSBANK Corp.	886	32,073
MGIC Investment Corp. (d)	36,566	860,032
NASB Financial, Inc.	1,400	41,930
New York Community Bancorp, Inc.	139,910	2,603,725
NewAlliance Bancshares, Inc.	65,417	843,879
NexCen Brands, Inc. (a)	8,613	38,759
Northwest Bancorp, Inc.	11,404	316,347
OceanFirst Financial Corp.	6,806	112,027
Ocwen Financial Corp. (a)(d)	16,398	91,829
Oritani Financial Corp. (a)	4,300	55,470
Pamrapo Bancorp, Inc.	3,273	66,671
Parkvale Financial Corp.	597	17,200
Partners Trust Financial Group, Inc.	18,520	236,130
People's United Financial, Inc.	52,847	896,814
Peoples Bancorp, Auburn, Indiana	300	4,755
PFF Bancorp, Inc.	12,718	119,549
Provident Financial Holdings, Inc.	1,612	29,435
Provident Financial Services, Inc.	44,816	665,966
Provident New York Bancorp	26,838	327,424
PVF Capital Corp.	4,876	63,388
Radian Group, Inc. (d)	32,947	373,619
Riverview Bancorp, Inc.	7,997	104,761
Sovereign Bancorp, Inc.	158,514	1,865,710
TF Financial Corp.	1,890	50,066
TFS Financial Corp. (a)	41,000	506,350
The PMI Group, Inc.	44,028	582,490
TierOne Corp.	11,942	279,443
Timberland Bancorp, Inc.	5,856	90,768
Triad Guaranty, Inc. (a)(d)	5,075	43,696
Trustco Bank Corp., New York (d)	67,794	720,650
United Community Financial Corp., Ohio	12,574	71,295
Washington Federal, Inc.	46,238	1,085,206
Washington Mutual, Inc.	427,576	8,337,732
Westfield Financial, Inc.	8,879	85,771
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Willow Financial Bancorp, Inc.	5,198	$ 48,861
WSFS Financial Corp.	2,835	158,420
		66,896,278
TOTAL FINANCIALS		1,528,284,358
HEALTH CARE - 11.7%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)	1,900	1,748
Abraxis BioScience, Inc. (a)(d)	2,220	130,980
Acadia Pharmaceuticals, Inc. (a)(d)	22,950	260,253
Acorda Therapeutics, Inc. (a)(d)	19,833	371,075
Alexion Pharmaceuticals, Inc. (a)	19,236	1,398,842
Alkermes, Inc. (a)	50,041	713,585
Alnylam Pharmaceuticals, Inc. (a)(d)	18,382	599,621
Alseres Pharmaceuticals, Inc. (a)	1,080	3,175
Amgen, Inc. (a)	543,473	30,026,883
Amylin Pharmaceuticals, Inc. (a)(d)	64,223	2,452,676
Antigenics, Inc. (a)(d)	5,388	11,530
Arena Pharmaceuticals, Inc. (a)	25,188	220,395
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	382,257
ArQule, Inc. (a)	4,060	26,349
Array Biopharma, Inc. (a)	25,095	277,802
Avant Immunotherapeutics, Inc. (a)	2,169	976
AVI BioPharma, Inc. (a)(d)	2,700	6,291
Avigen, Inc. (a)	1,600	6,688
BioCryst Pharmaceuticals, Inc. (a)(d)	12,030	76,391
Biogen Idec, Inc. (a)	141,863	10,514,886
BioMarin Pharmaceutical, Inc. (a)	52,480	1,443,200
BioSphere Medical, Inc. (a)	800	4,664
Celgene Corp. (a)	186,609	11,485,784
Cell Genesys, Inc. (a)(d)	103,415	240,957
Cell Therapeutics, Inc. (a)(d)	41,080	106,397
Cephalon, Inc. (a)(d)	31,241	2,340,576
Cepheid, Inc. (a)	45,427	982,586
Coley Pharmaceutical Group, Inc. (a)	8,285	66,031
Cubist Pharmaceuticals, Inc. (a)	35,855	761,560
CuraGen Corp. (a)	5,707	6,049
CV Therapeutics, Inc. (a)	35,100	306,072
Cytogen Corp. (a)	370	226
Cytokinetics, Inc. (a)	14,366	69,819
Dendreon Corp. (a)(d)	44,342	221,710
Dyax Corp. (a)	11,447	43,499
Dynavax Technologies Corp. (a)	35,880	163,972
Encysive Pharmaceuticals, Inc. (a)	17,196	11,521
EntreMed, Inc. (a)	3,700	5,365
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	437,232
Epicept Corp. (a)	305	436
EPIX Pharmaceuticals, Inc. (a)	2,304	7,327
Exact Sciences Corp. (a)	3,245	13,921
Genelabs Technologies, Inc. (a)	1,960	3,116

	Shares	Value
Genentech, Inc. (a)	232,175	$ 17,703,344
Genitope Corp. (a)(d)	14,102	59,369
GenVec, Inc. (a)(d)	20,350	37,444
Genzyme Corp. (a)	130,028	9,742,998
Geron Corp. (a)(d)	39,828	257,687
Gilead Sciences, Inc. (a)	462,527	21,526,007
GTC Biotherapeutics, Inc. (a)	4,100	4,141
Halozyme Therapeutics, Inc. (a)(d)	46,200	391,776
Hemispherx Biopharma, Inc. (a)(d)	800	1,040
Human Genome Sciences, Inc. (a)	62,626	651,937
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	10,760
IDM Pharma, Inc. (a)	442	477
ImClone Systems, Inc. (a)	25,134	1,133,292
ImmunoGen, Inc. (a)	2,572	12,346
Immunomedics, Inc. (a)	5,227	11,813
Incyte Corp. (a)	29,873	256,310
Indevus Pharmaceuticals, Inc. (a)	49,609	371,571
Infinity Pharmaceuticals, Inc. (a)	53	508
InterMune, Inc. (a)(d)	14,390	233,694
Introgen Therapeutics, Inc. (a)	6,886	26,993
Isis Pharmaceuticals, Inc. (a)(d)	44,948	795,130
Keryx Biopharmaceuticals, Inc. (a)(d)	23,883	219,724
Kosan Biosciences, Inc. (a)	1,712	8,166
La Jolla Pharmaceutical Co. (a)	2,083	7,728
Lexicon Pharmaceuticals, Inc. (a)	6,506	22,576
LifeCell Corp. (a)	19,734	800,214
Ligand Pharmaceuticals, Inc. Class B (d)	44,933	220,621
MannKind Corp. (a)(d)	36,288	341,107
Martek Biosciences (a)(d)	26,025	673,007
Maxygen, Inc. (a)	6,687	50,621
Medarex, Inc. (a)(d)	64,112	814,222
Metabolix, Inc.	16,896	363,602
Millennium Pharmaceuticals, Inc. (a)	176,224	2,597,542
Momenta Pharmaceuticals, Inc. (a)	11,130	59,434
Monogram Biosciences, Inc. (a)	20,122	24,951
Myriad Genetics, Inc. (a)(d)	21,636	1,042,855
Nabi Biopharmaceuticals (a)	12,447	41,075
Neopharm, Inc. (a)	3,904	2,928
Neose Technologies, Inc. (a)	1,356	2,170
Neurocrine Biosciences, Inc. (a)(d)	15,860	206,497
Neurogen Corp. (a)	500	1,650
Northfield Laboratories, Inc. (a)	11,290	12,193
Novavax, Inc. (a)(d)	6,883	25,054
NPS Pharmaceuticals, Inc. (a)	6,507	26,549
Nuvelo, Inc. (a)	19,505	33,939
Omrix Biopharmaceuticals, Inc. (a)	9,333	311,629
ONYX Pharmaceuticals, Inc. (a)	27,635	1,507,213
Orchid Cellmark, Inc. (a)	3,164	14,491
Orthologic Corp. (a)	7,445	9,753
Oscient Pharmaceuticals Corp. (a)	693	991
OSI Pharmaceuticals, Inc. (a)	25,594	1,193,448
Palatin Technologies, Inc. (a)	13,627	3,431
Panacos Pharmaceuticals, Inc. (a)	50,213	103,439
PDL BioPharma, Inc. (a)	53,396	945,643
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Peregrine Pharmaceuticals, Inc. (a)	8,337	$ 4,169
Pharmacopeia Drug Discovery, Inc. (a)	2,082	9,473
Pharmacyclics, Inc. (a)(d)	4,815	9,871
Pharmion Corp. (a)	19,012	1,213,726
Progenics Pharmaceuticals, Inc. (a)(d)	15,270	296,238
Regeneron Pharmaceuticals, Inc. (a)	33,166	722,355
Renovis, Inc. (a)	10,098	34,030
Repligen Corp. (a)	6,096	29,139
Rigel Pharmaceuticals, Inc. (a)	8,617	61,698
Sangamo Biosciences, Inc. (a)(d)	43,327	665,936
Savient Pharmaceuticals, Inc. (a)	30,093	423,108
SciClone Pharmaceuticals, Inc. (a)	7,834	16,138
Seattle Genetics, Inc. (a)(d)	42,640	468,614
Senomyx, Inc. (a)	21,458	150,206
Sonus Pharmaceuticals, Inc. (a)	200	114
StemCells, Inc. (a)	7,323	14,207
Tapestry Pharmaceuticals, Inc. (a)	630	277
Telik, Inc. (a)(d)	13,264	44,434
Theravance, Inc. (a)	27,633	665,679
Titan Pharmaceuticals, Inc. (a)	1,300	2,288
TorreyPines Therapeutics, Inc. (a)	3,331	8,627
Trimeris, Inc. (a)(d)	16,866	103,557
United Therapeutics Corp. (a)	12,694	1,270,416
Vanda Pharmaceuticals, Inc. (a)(d)	9,603	86,331
Vertex Pharmaceuticals, Inc. (a)(d)	62,661	1,590,963
Vical, Inc. (a)	1,900	8,702
Vion Pharmaceuticals, Inc. (a)	4,500	3,150
XOMA Ltd. (a)	118,882	427,975
Zymogenetics, Inc. (a)(d)	47,216	693,131
		140,146,075
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	11,989	397,675
Abiomed, Inc. (a)(d)	36,112	464,039
Accuray, Inc.	17,900	297,319
Advanced Medical Optics, Inc. (a)(d)	26,399	665,783
Align Technology, Inc. (a)	27,534	465,049
American Medical Systems Holdings, Inc. (a)(d)	29,474	402,910
Analogic Corp.	8,043	432,874
Angiodynamics, Inc. (a)	5,971	115,897
ArthroCare Corp. (a)(d)	11,130	602,467
Aspect Medical Systems, Inc. (a)	6,586	97,868
Atrion Corp.	239	28,386
Baxter International, Inc.	321,343	19,238,805
Beckman Coulter, Inc.	30,756	2,175,372
Becton, Dickinson & Co.	113,969	9,428,655
BioLase Technology, Inc. (a)(d)	4,009	11,746
Boston Scientific Corp. (a)	674,892	8,523,886
C.R. Bard, Inc.	50,959	4,307,564
Candela Corp. (a)	10,141	62,874
Cantel Medical Corp. (a)	10,922	193,210

	Shares	Value
Cardiac Science Corp. (a)	1,171	$ 9,872
Cardiodynamics International Corp. (a)	8,210	3,038
Cerus Corp. (a)	7,762	59,923
Clarient, Inc. (a)	3,500	6,965
Conceptus, Inc. (a)(d)	13,129	263,762
CONMED Corp. (a)	22,708	564,975
Cooper Companies, Inc.	22,174	954,147
Covidien Ltd.	239,999	9,626,360
Cutera, Inc. (a)	5,971	90,401
Cyberonics, Inc. (a)	4,454	60,753
Cynosure, Inc. Class A (a)	4,942	146,728
Datascope Corp.	8,463	309,661
DENTSPLY International, Inc.	68,422	2,927,093
DexCom, Inc. (a)(d)	17,534	151,669
Edwards Lifesciences Corp. (a)(d)	30,426	1,504,566
ev3, Inc. (a)(d)	46,492	680,643
Exactech, Inc. (a)	2,735	53,852
Fonar Corp. (a)	837	5,809
Gen-Probe, Inc. (a)	25,228	1,687,501
Greatbatch, Inc. (a)	13,845	284,930
Haemonetics Corp. (a)	14,315	830,413
HealthTronics, Inc. (a)	8,119	34,425
Hillenbrand Industries, Inc.	29,476	1,586,988
Hologic, Inc. (a)	55,788	3,703,765
Hospira, Inc. (a)	73,671	3,189,954
I-Flow Corp. (a)(d)	11,248	187,504
ICU Medical, Inc. (a)	5,433	201,673
IDEXX Laboratories, Inc. (a)	30,674	1,855,777
Immucor, Inc. (a)	34,048	1,129,372
Implant Sciences Corp. (a)	200	280
Insulet Corp.	6,260	171,900
Integra LifeSciences Holdings Corp. (a)(d)	13,035	540,301
Intuitive Surgical, Inc. (a)	18,749	6,143,672
Invacare Corp.	17,763	461,838
Inverness Medical Innovations, Inc. (a)(d)	30,685	1,800,596
IRIS International, Inc. (a)	8,470	153,307
IVAX Diagnostics, Inc. (a)	3,600	2,124
Kensey Nash Corp. (a)	1,684	45,401
Kewaunee Scientific Corp.	1,601	31,203
Kinetic Concepts, Inc. (a)(d)	25,821	1,514,143
Lifecore Biomedical, Inc. (a)	11,000	134,860
Masimo Corp.	13,132	485,359
Medical Action Industries, Inc. (a)	5,016	100,370
Medtronic, Inc.	565,921	28,777,083
Mentor Corp. (d)	18,763	705,301
Meridian Bioscience, Inc.	30,499	940,894
Merit Medical Systems, Inc. (a)	27,493	399,473
Natus Medical, Inc. (a)	19,219	324,225
Neogen Corp. (a)	2,911	77,171
Neoprobe Corp. (a)	100	29
North American Scientific, Inc. (a)	2,705	920
NuVasive, Inc. (a)	32,642	1,389,570
NxStage Medical, Inc. (a)(d)	36,056	463,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
OraSure Technologies, Inc. (a)	23,767	$ 225,311
Orthofix International NV (a)	8,645	504,954
Osteotech, Inc. (a)	3,427	28,170
Palomar Medical Technologies, Inc. (a)	10,806	189,537
PLC Systems, Inc. (a)	400	188
Possis Medical, Inc. (a)	3,702	57,603
Quidel Corp. (a)	15,892	300,359
Regeneration Technologies, Inc. (a)	25,405	225,596
ResMed, Inc. (a)(d)	37,089	1,698,676
Respironics, Inc. (a)	31,526	1,552,971
Retractable Technologies, Inc. (a)	6,105	9,829
Sirona Dental Systems, Inc. (a)(d)	13,981	378,326
Somanetics Corp. (a)	5,971	119,480
Sonic Innovations, Inc. (a)	3,941	32,829
SonoSite, Inc. (a)(d)	10,661	354,158
St. Jude Medical, Inc. (a)	169,428	6,734,763
Staar Surgical Co. (a)	3,978	11,218
Stereotaxis, Inc. (a)(d)	28,535	384,937
Steris Corp.	32,480	908,141
Strategic Diagnostics, Inc. (a)	3,100	16,554
Stryker Corp.	154,868	11,248,063
SurModics, Inc. (a)(d)	11,705	604,446
Symmetry Medical, Inc. (a)	14,077	237,057
Synovis Life Technologies, Inc. (a)	1,000	18,810
The Spectranetics Corp. (a)	20,955	317,887
Theragenics Corp. (a)	1,300	5,109
ThermoGenesis Corp. (a)(d)	73,719	158,496
Thoratec Corp. (a)	33,069	647,822
TomoTherapy, Inc.	19,200	357,120
Urologix, Inc. (a)	3,800	4,978
Varian Medical Systems, Inc. (a)	58,747	2,935,000
Vital Signs, Inc.	6,168	326,349
Volcano Corp. (a)	19,293	281,871
West Pharmaceutical Services, Inc.	14,675	551,340
Wright Medical Group, Inc. (a)	29,021	782,987
Young Innovations, Inc.	2,508	58,311
Zimmer Holdings, Inc. (a)	118,109	7,645,196
Zoll Medical Corp. (a)	19,936	464,110
		165,067,150
Health Care Providers & Services - 2.3%
Aetna, Inc.	254,201	14,204,752
Air Methods Corp. (a)	13,436	707,405
Alliance Imaging, Inc. (a)	5,330	50,902
Amedisys, Inc. (a)	9,316	397,421
America Service Group, Inc. (a)	11,000	88,660
American Dental Partners, Inc. (a)	4,710	93,870
AMERIGROUP Corp. (a)	23,431	805,323
AmerisourceBergen Corp.	85,123	3,862,031
AMN Healthcare Services, Inc. (a)	24,202	408,530
AmSurg Corp. (a)	12,681	327,931
Animal Health International, Inc.	5,300	63,600

	Shares	Value
Apria Healthcare Group, Inc. (a)	28,569	$ 619,090
Assisted Living Concepts, Inc. Class A (a)	49,001	337,127
Bio-Reference Laboratories, Inc. (a)	13,966	467,442
BioScrip, Inc. (a)	8,518	74,873
Brookdale Senior Living, Inc. (d)	26,715	884,267
Capital Senior Living Corp. (a)	30,965	254,223
Cardinal Health, Inc.	181,820	11,009,201
Centene Corp. (a)	16,879	421,975
Chemed Corp.	11,792	638,537
CIGNA Corp.	135,690	7,274,341
Community Health Systems, Inc. (a)	44,780	1,496,548
Corvel Corp. (a)	2,959	68,797
Coventry Health Care, Inc. (a)	75,307	4,358,769
Cross Country Healthcare, Inc. (a)	7,031	102,371
Cryolife, Inc. (a)	4,384	31,477
DaVita, Inc. (a)	53,765	3,331,279
Dialysis Corp. of America (a)	3,005	25,272
Emergency Medical Services Corp. Class A (a)	600	18,456
Express Scripts, Inc. (a)	105,475	7,145,931
Five Star Quality Care, Inc. (a)	28,197	265,898
Gentiva Health Services, Inc. (a)	8,630	155,858
Hanger Orthopedic Group, Inc. (a)	3,419	35,763
Health Management Associates, Inc. Class A	124,688	849,125
Health Net, Inc. (a)	52,943	2,571,971
HealthExtras, Inc. (a)	18,378	488,303
HealthSouth Corp. (a)(d)	39,501	783,305
Healthspring, Inc. (a)	18,277	345,435
Healthways, Inc. (a)	18,141	1,058,890
Henry Schein, Inc. (a)	41,100	2,431,065
HMS Holdings Corp. (a)	18,275	567,439
Hooper Holmes, Inc. (a)	7,290	11,883
Humana, Inc. (a)	81,123	6,248,905
InVentiv Health, Inc. (a)	17,853	520,951
Kindred Healthcare, Inc. (a)	18,367	451,277
Laboratory Corp. of America Holdings (a)	62,083	4,511,572
Landauer, Inc.	12,764	640,880
LCA-Vision, Inc.	8,343	135,657
LHC Group, Inc. (a)(d)	14,902	381,491
LifePoint Hospitals, Inc. (a)	29,832	943,884
Lincare Holdings, Inc. (a)	39,845	1,362,301
Magellan Health Services, Inc. (a)	16,653	756,879
Matria Healthcare, Inc. (a)	15,369	349,184
McKesson Corp.	143,558	9,579,625
Medcath Corp. (a)	8,479	215,536
Medco Health Solutions, Inc. (a)	133,240	13,322,668
Medical Staffing Network Holdings, Inc. (a)	4,777	29,140
Molina Healthcare, Inc. (a)	5,873	220,179
MWI Veterinary Supply, Inc. (a)	10,005	421,010
National Healthcare Corp.	2,394	117,545
Nighthawk Radiology Holdings, Inc. (a)	15,857	335,217
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Odyssey Healthcare, Inc. (a)	14,808	$ 148,080
Omnicare, Inc.	56,806	1,447,417
Owens & Minor, Inc.	23,016	903,838
Patterson Companies, Inc. (a)	63,046	2,028,820
PDI, Inc. (a)	1,588	15,404
Pediatrix Medical Group, Inc. (a)	25,276	1,634,346
PharMerica Corp. (a)(d)	13,819	203,554
Providence Service Corp. (a)	15,408	431,116
PSS World Medical, Inc. (a)	37,351	716,392
Psychiatric Solutions, Inc. (a)	24,431	892,464
Quest Diagnostics, Inc. (d)	76,296	4,200,858
Radiation Therapy Services, Inc. (a)	9,129	284,734
RehabCare Group, Inc. (a)	15,055	347,771
ResCare, Inc. (a)	18,619	424,141
Rural/Metro Corp. (a)(d)	7,404	23,397
Sierra Health Services, Inc. (a)	25,357	1,058,655
Skilled Healthcare Group, Inc.	3,461	52,434
SRI/Surgical Express, Inc. (a)	900	3,798
Sun Healthcare Group, Inc. (a)	24,223	401,860
Sunrise Senior Living, Inc. (a)(d)	17,567	551,428
Tenet Healthcare Corp. (a)	231,988	1,278,254
U.S. Physical Therapy, Inc. (a)	3,075	42,220
UnitedHealth Group, Inc.	657,980	36,188,900
Universal American Financial Corp. (a)	13,972	333,092
Universal Health Services, Inc. Class B	24,712	1,259,076
VCA Antech, Inc. (a)	37,728	1,547,980
VistaCare, Inc. Class A (a)	3,424	26,844
Wellcare Health Plans, Inc. (a)	15,442	600,848
WellPoint, Inc. (a)	298,250	25,115,633
		191,842,591
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	16,182
Allscripts Healthcare Solutions, Inc. (a)(d)	36,249	641,245
AMICAS, Inc. (a)	9,737	24,050
Cerner Corp. (a)(d)	28,010	1,673,598
Computer Programs & Systems, Inc.	2,546	56,699
Eclipsys Corp. (a)	19,157	444,442
Emageon, Inc. (a)	20,901	99,489
HLTH Corp. (a)(d)	102,138	1,428,911
IMS Health, Inc.	97,709	2,281,505
Merge Technologies, Inc. (a)(d)	11,344	14,861
Omnicell, Inc. (a)	29,246	771,217
Phase Forward, Inc. (a)	23,819	581,184
ProxyMed, Inc. (a)	63	110
TriZetto Group, Inc. (a)	17,011	262,480
Vital Images, Inc. (a)(d)	11,918	215,001
		8,510,974
Life Sciences Tools & Services - 0.5%
Accelrys, Inc. (a)	4,972	39,925
Affymetrix, Inc. (a)	37,569	783,314

	Shares	Value
Albany Molecular Research, Inc. (a)	27,799	$ 367,225
Alliance Pharmaceutical Corp. (a)	300	9
AMAG Pharmaceuticals, Inc. (a)	8,266	476,370
Applera Corp.:
- Applied Biosystems Group	90,093	3,077,577
- Celera Genomics Group (a)	51,459	778,060
Bio-Rad Laboratories, Inc. Class A (a)	9,356	944,114
Bruker BioSciences Corp. (a)	14,837	137,836
Caliper Life Sciences, Inc. (a)	5,632	30,807
Cambrex Corp.	21,547	166,774
Charles River Laboratories International, Inc. (a)	32,388	2,057,610
Covance, Inc. (a)	30,626	2,674,569
Cryo-Cell International, Inc. (a)	9,581	12,168
Dionex Corp. (a)	12,755	1,077,415
Enzo Biochem, Inc. (a)(d)	17,097	187,383
eResearchTechnology, Inc. (a)(d)	28,484	337,820
Exelixis, Inc. (a)	48,677	424,950
Gene Logic, Inc. (a)	4,200	4,121
Harvard Bioscience, Inc. (a)	786	3,333
Illumina, Inc. (a)	24,015	1,387,827
Invitrogen Corp. (a)	22,599	2,192,329
Kendle International, Inc. (a)	12,762	550,936
Luminex Corp. (a)(d)	12,155	194,602
Medivation, Inc. (a)(d)	20,015	272,204
Millipore Corp. (a)	24,232	1,984,116
Nanogen, Inc. (a)	1,100	693
Nektar Therapeutics (a)(d)	48,707	324,876
PAREXEL International Corp. (a)	16,904	748,002
PerkinElmer, Inc.	57,053	1,556,406
Pharmaceutical Product Development, Inc.	53,601	2,269,466
PharmaNet Development Group, Inc. (a)	11,555	456,423
PRA International (a)	15,087	457,136
Sequenom, Inc. (a)	2,480	23,014
Techne Corp. (a)	17,657	1,150,354
Thermo Fisher Scientific, Inc. (a)	207,576	11,964,681
Third Wave Technologies, Inc. (a)	8,600	69,402
Varian, Inc. (a)	15,040	1,053,552
Ventana Medical Systems, Inc. (a)	16,421	1,458,513
Vermillion, Inc. (a)	2,209	1,727
Waters Corp. (a)	48,244	3,764,962
		45,462,601
Pharmaceuticals - 5.2%
Abbott Laboratories	765,543	44,026,378
Acusphere, Inc. (a)	2,800	2,240
Adams Respiratory Therapeutics, Inc. (a)	13,979	603,054
Adolor Corp. (a)(d)	25,094	97,867
Akorn, Inc. (a)	30,000	229,200
Alexza Pharmaceuticals, Inc. (a)	13,000	113,880
Allergan, Inc.	149,389	10,015,039
Alpharma, Inc. Class A	16,165	339,465
APP Pharmaceuticals, Inc. (d)	8,880	104,340
Atherogenics, Inc. (a)	6,856	3,839
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Auxilium Pharmaceuticals, Inc. (a)	18,538	$ 519,991
AVANIR Pharmaceuticals Class A (a)	21,996	37,613
Barr Pharmaceuticals, Inc. (a)	55,835	2,998,340
Bentley Pharmaceuticals, Inc. (a)	2,936	36,964
Bradley Pharmaceuticals, Inc. (a)	2,005	39,478
Bristol-Myers Squibb Co.	976,934	28,946,554
Collagenex Pharmaceuticals, Inc. (a)	2,627	20,911
Columbia Laboratories, Inc. (a)	7,190	16,537
Cypress Bioscience, Inc. (a)	31,654	386,179
DepoMed, Inc. (a)	8,176	23,710
Discovery Laboratories, Inc. (a)	3,800	11,096
Durect Corp. (a)	9,673	56,103
Eli Lilly & Co.	482,058	25,524,971
Emisphere Technologies, Inc. (a)(d)	3,941	12,848
Endo Pharmaceuticals Holdings, Inc. (a)	66,046	1,810,321
Forest Laboratories, Inc. (a)	159,886	6,163,605
Hi-Tech Pharmacal Co., Inc. (a)(d)	2,015	20,231
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	2,470
Immtech Pharmaceuticals, Inc. (a)(d)	1,200	7,356
Inspire Pharmaceuticals, Inc. (a)	17,519	104,413
Johnson & Johnson	1,441,921	97,675,729
King Pharmaceuticals, Inc. (a)	112,365	1,189,945
KV Pharmaceutical Co. Class A (a)	25,710	725,022
Matrixx Initiatives, Inc. (a)	3,709	60,049
Medicines Co. (a)	23,730	419,546
Medicis Pharmaceutical Corp. Class A (d)	24,515	659,454
Merck & Co., Inc.	1,080,544	64,141,092
MGI Pharma, Inc. (a)	42,605	1,474,559
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,800	3,136
Mylan, Inc. (d)	123,802	1,780,273
Nastech Pharmaceutical Co., Inc. (a)	25,476	96,809
NitroMed, Inc. (a)	7,065	7,418
Noven Pharmaceuticals, Inc. (a)	16,093	254,752
Obagi Medical Products, Inc.	10,991	202,234
Pain Therapeutics, Inc. (a)(d)	35,234	369,605
Par Pharmaceutical Companies, Inc. (a)	22,867	439,961
Penwest Pharmaceuticals Co. (a)	3,340	20,341
Perrigo Co.	47,847	1,478,472
Pfizer, Inc.	3,442,529	81,794,489
Pharmos Corp. (a)	2,500	1,275
Pozen, Inc. (a)(d)	20,149	210,154
Salix Pharmaceuticals Ltd. (a)(d)	14,324	162,721
Santarus, Inc. (a)(d)	14,630	37,160
Schering-Plough Corp.	742,748	23,248,012
Sciele Pharma, Inc. (a)(d)	14,633	326,609
Sepracor, Inc. (a)	49,985	1,326,102
Spectrum Pharmaceuticals, Inc. (a)	192	628
SuperGen, Inc. (a)	6,806	28,789
Valeant Pharmaceuticals International (a)	38,701	446,997
ViroPharma, Inc. (a)	40,812	364,859
Vivus, Inc. (a)	9,023	51,070

	Shares	Value
Warner Chilcott Ltd. (a)	48,187	$ 879,413
Watson Pharmaceuticals, Inc. (a)	52,973	1,552,639
Wyeth	662,950	32,550,845
XenoPort, Inc. (a)	15,634	822,192
Zila, Inc. (a)	4,200	4,032
		437,081,376
TOTAL HEALTH CARE		988,110,767
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.3%
AAR Corp. (a)	26,763	883,714
AeroCentury Corp. (a)	800	14,560
AeroVironment, Inc.	3,200	77,088
Alliant Techsystems, Inc. (a)	13,767	1,608,399
American Science & Engineering, Inc.	4,657	269,407
Applied Signal Technology, Inc.	15,269	194,985
Argon ST, Inc. (a)	14,975	272,845
Astronics Corp. (a)	2,747	144,739
BE Aerospace, Inc. (a)	45,472	2,137,184
Ceradyne, Inc. (a)	12,988	642,127
Cubic Corp.	5,635	222,470
Curtiss-Wright Corp.	22,872	1,233,716
DRS Technologies, Inc.	20,696	1,225,410
Ducommun, Inc. (a)	3,105	114,140
DynCorp International, Inc. Class A (a)	8,722	182,290
EDO Corp. (d)	11,158	622,840
Esterline Technologies Corp. (a)	14,157	739,279
GenCorp, Inc. (non-vtg.) (a)	32,091	388,301
General Dynamics Corp.	166,440	14,776,543
Goodrich Corp.	58,965	4,203,615
Heico Corp. Class A	9,890	395,600
Herley Industries, Inc. (a)	3,619	51,136
Hexcel Corp. (a)	36,077	918,881
Honeywell International, Inc.	339,363	19,214,733
Innovative Solutions & Support, Inc. (a)(d)	23,580	335,543
Irvine Sensors Corp. (a)	430	409
L-3 Communications Holdings, Inc.	61,080	6,758,502
Ladish Co., Inc. (a)	5,776	255,068
Lockheed Martin Corp.	163,035	18,043,083
Moog, Inc. Class A (a)	19,711	888,572
MTC Technologies, Inc. (a)	2,985	48,805
Northrop Grumman Corp.	158,935	12,522,489
Orbital Sciences Corp. (a)	33,015	794,341
Precision Castparts Corp.	65,467	9,645,908
Raytheon Co.	216,517	13,391,576
Rockwell Collins, Inc.	83,002	5,986,104
Spirit AeroSystems Holdings, Inc. Class A	49,189	1,719,156
Stanley, Inc.	7,416	254,369
Sypris Solutions, Inc.	3,224	22,407
Taser International, Inc. (a)(d)	42,685	598,017
Teledyne Technologies, Inc. (a)	18,970	1,028,553
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	352,106	$ 32,583,889
Triumph Group, Inc.	6,096	495,361
United Industrial Corp.	1,721	139,384
United Technologies Corp.	456,248	34,113,663
		190,159,201
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	17,036	75,810
Atlas Air Worldwide Holdings, Inc. (a)	5,919	311,635
C.H. Robinson Worldwide, Inc.	78,109	4,026,519
Dynamex, Inc. (a)	4,777	131,224
Expeditors International of Washington, Inc.	100,271	4,704,715
FedEx Corp.	138,812	13,668,818
Forward Air Corp.	23,713	767,590
Hub Group, Inc. Class A (a)	17,492	456,191
Pacer International, Inc.	34,535	475,202
United Parcel Service, Inc. Class B	337,336	24,854,916
UTI Worldwide, Inc.	35,136	833,777
		50,306,397
Airlines - 0.2%
AirTran Holdings, Inc. (a)	62,329	529,173
Alaska Air Group, Inc. (a)	13,794	349,402
Allegiant Travel Co.	12,630	447,102
AMR Corp. (a)	107,173	2,269,924
Continental Airlines, Inc. Class B (a)(d)	43,046	1,211,745
Delta Air Lines, Inc. (a)(d)	106,100	2,096,536
ExpressJet Holdings, Inc. Class A (a)	42,661	106,653
Frontier Airlines Holdings, Inc. (a)(d)	54,601	333,066
Great Lakes Aviation Ltd. (a)	200	450
JetBlue Airways Corp. (a)(d)	80,304	562,128
MAIR Holdings, Inc. (a)	6,324	31,936
Mesa Air Group, Inc. (a)	12,128	45,844
Midwest Air Group, Inc. (a)	400	6,232
Northwest Airlines Corp. (a)	116,321	2,114,716
Pinnacle Airlines Corp. (a)	13,246	215,380
Republic Airways Holdings, Inc. (a)	14,499	291,140
SkyWest, Inc.	25,270	664,854
Southwest Airlines Co.	361,016	5,108,376
UAL Corp. (a)	49,771	2,037,625
US Airways Group, Inc. (a)	40,418	839,482
		19,261,764
Building Products - 0.2%
Aaon, Inc.	4,021	76,520
American Woodmark Corp.	8,120	157,284
Ameron International Corp.	7,610	804,986
Apogee Enterprises, Inc.	7,704	171,183
Armstrong World Industries, Inc. (a)	10,573	451,467
Builders FirstSource, Inc. (a)(d)	7,165	49,582
Gibraltar Industries, Inc.	13,833	193,385
Goodman Global, Inc. (a)	22,514	532,456

	Shares	Value
Griffon Corp. (a)	6,305	$ 81,461
Insteel Industries, Inc.	19,514	221,874
Lennox International, Inc.	32,284	1,092,491
Masco Corp.	184,068	4,123,123
NCI Building Systems, Inc. (a)	8,960	307,597
Owens Corning (a)(d)	39,459	868,493
Patrick Industries, Inc. (a)	600	7,116
Simpson Manufacturing Co. Ltd. (d)	24,564	653,648
Trane, Inc.	85,738	3,147,442
Trex Co., Inc. (a)(d)	1,672	11,520
Universal Forest Products, Inc.	10,472	299,604
USG Corp. (a)(d)	39,649	1,454,722
		14,705,954
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	38,140	778,056
ACCO Brands Corp. (a)	27,832	465,073
Administaff, Inc.	13,010	425,167
Advisory Board Co. (a)	12,585	818,151
Allied Waste Industries, Inc. (a)	129,431	1,476,808
American Ecology Corp.	4,777	106,240
American Reprographics Co. (a)	18,051	279,429
Angelica Corp.	2,508	43,464
APAC Customer Services, Inc. (a)	4,300	6,407
Avery Dennison Corp.	46,663	2,431,609
Barrett Business Services, Inc.	2,508	41,081
Bowne & Co., Inc.	30,535	551,462
Casella Waste Systems, Inc. Class A (a)	27,789	416,001
CBIZ, Inc. (a)	13,495	124,694
CDI Corp.	7,155	190,824
Cenveo, Inc. (a)(d)	19,834	407,787
ChoicePoint, Inc. (a)	38,054	1,440,344
Cintas Corp.	65,679	2,101,071
Clean Harbors, Inc. (a)	7,762	417,130
Comfort Systems USA, Inc.	22,487	264,222
Comsys IT Partners, Inc. (a)	36	481
Consolidated Graphics, Inc. (a)	10,742	555,684
Copart, Inc. (a)	30,252	1,130,215
Cornell Companies, Inc. (a)	1,672	39,325
Corporate Executive Board Co.	16,825	1,128,789
Corrections Corp. of America (a)	58,372	1,780,930
CoStar Group, Inc. (a)	12,805	617,073
Covanta Holding Corp. (a)	48,574	1,311,012
CRA International, Inc. (a)	9,397	434,705
Deluxe Corp.	24,238	765,678
Diamond Management & Technology Consultants, Inc.	6,807	50,576
Dun & Bradstreet Corp.	25,819	2,303,829
Ennis, Inc.	10,422	191,348
Equifax, Inc.	66,141	2,462,429
Exponent, Inc. (a)	10,000	278,500
First Consulting Group, Inc. (a)	5,881	75,277
FTI Consulting, Inc. (a)	18,422	1,050,054
Fuel Tech, Inc. (a)(d)	12,102	295,410
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
G&K Services, Inc. Class A	11,022	$ 448,265
GeoEye, Inc. (a)	16,127	511,548
GP Strategies Corp. (a)	1,600	14,336
Healthcare Services Group, Inc.	26,140	572,466
Heidrick & Struggles International, Inc.	9,533	345,762
Herman Miller, Inc.	27,876	765,196
HNI Corp. (d)	14,125	515,986
Hudson Highland Group, Inc. (a)	6,919	61,648
Huron Consulting Group, Inc. (a)	19,198	1,406,637
ICT Group, Inc. (a)	4,570	50,636
IHS, Inc. Class A (a)	11,984	840,558
IKON Office Solutions, Inc.	57,292	723,598
InnerWorkings, Inc. (a)(d)	33,190	526,062
Innotrac Corp. (a)	1,400	4,830
Interface, Inc. Class A	32,273	562,841
Intersections, Inc. (a)	8,825	87,279
Kelly Services, Inc. Class A (non-vtg.)	6,364	121,234
Kenexa Corp. (a)	14,889	288,400
Kforce, Inc. (a)	30,240	328,104
Knoll, Inc.	22,702	396,831
Korn/Ferry International (a)	27,902	480,751
Labor Ready, Inc. (a)	16,970	255,399
Layne Christensen Co. (a)	17,863	1,017,298
Learning Tree International, Inc. (a)	3,821	96,824
LECG Corp. (a)	11,382	180,519
M&F Worldwide Corp. (a)	6,880	353,426
Manpower, Inc.	43,348	2,648,563
McGrath RentCorp.	5,971	158,769
Metalico, Inc. (a)	15,943	161,024
Mine Safety Appliances Co.	16,439	805,675
Mobile Mini, Inc. (a)	17,986	345,691
Monster Worldwide, Inc. (a)	63,567	2,146,658
Navigant Consulting, Inc. (a)(d)	31,134	404,119
On Assignment, Inc. (a)	5,613	35,867
PeopleSupport, Inc. (a)	8,359	117,444
PHH Corp. (a)	23,803	527,474
Pike Electric Corp. (a)	13,966	222,059
Pitney Bowes, Inc.	107,839	4,151,802
Protection One, Inc. (a)(d)	1,019	11,892
R.R. Donnelley & Sons Co.	104,534	3,832,216
RCM Technologies, Inc. (a)	1,400	8,036
Republic Services, Inc.	80,085	2,656,419
Resources Connection, Inc.	18,025	371,676
Robert Half International, Inc.	79,214	2,135,609
Rollins, Inc.	21,233	625,100
RSC Holdings, Inc. (d)	7,954	97,675
Schawk, Inc. Class A	4,896	70,356
School Specialty, Inc. (a)	6,351	226,667
Sirva, Inc. (a)	5,080	762
Spherion Corp. (a)	36,388	283,099
Spherix, Inc. (a)	2,713	3,527

	Shares	Value
Standard Register Co.	7,404	$ 89,366
Steelcase, Inc. Class A	20,379	308,334
Stericycle, Inc. (a)	41,592	2,447,689
Team, Inc. (a)	16,100	481,068
TeamStaff, Inc. (a)	1,300	897
Teletech Holdings, Inc. (a)	22,443	464,795
Tetra Tech, Inc. (a)	27,267	564,972
The Brink's Co.	20,872	1,335,391
The Geo Group, Inc. (a)	27,497	700,074
TRC Companies, Inc. (a)	5,282	44,316
United Stationers, Inc. (a)	13,932	705,795
Viad Corp.	16,478	510,983
Virco Manufacturing Co.	3,120	24,773
Volt Information Sciences, Inc. (a)	2,508	31,902
Waste Connections, Inc. (a)	28,338	901,999
Waste Industries USA, Inc.	5,000	169,000
Waste Management, Inc.	253,480	8,699,434
Watson Wyatt Worldwide, Inc. Class A	21,050	969,353
		78,711,089
Construction & Engineering - 0.4%
AECOM Technology Corp.	36,016	957,665
EMCOR Group, Inc. (a)	32,086	854,771
Fluor Corp.	42,718	6,286,808
Foster Wheeler Ltd. (a)	34,056	5,074,344
Furmanite Corp. (a)	20,546	212,240
Granite Construction, Inc.	13,617	558,569
Great Lakes Dredge & Dock Corp.	45,451	404,968
Insituform Technologies, Inc. Class A (a)(d)	21,456	278,713
Integrated Electrical Services, Inc. (a)	13,972	262,254
Jacobs Engineering Group, Inc. (a)	56,010	4,691,958
KBR, Inc.	78,809	3,138,174
Michael Baker Corp. (a)	5,000	174,650
Northwest Pipe Co. (a)	12,239	407,192
Perini Corp. (a)	13,944	741,681
Quanta Services, Inc. (a)	83,667	2,290,802
Shaw Group, Inc. (a)	39,085	2,478,771
URS Corp. (a)	44,139	2,537,551
		31,351,111
Electrical Equipment - 0.7%
A.O. Smith Corp.	12,801	453,027
Active Power, Inc. (a)	10,509	23,645
Acuity Brands, Inc.	21,074	832,212
American Superconductor Corp. (a)(d)	45,910	1,108,267
AMETEK, Inc.	48,541	2,135,804
AZZ, Inc. (a)	2,866	76,751
Baldor Electric Co.	19,489	657,754
Beacon Power Corp. (a)	362	630
Belden, Inc.	19,997	920,862
Brady Corp. Class A	24,363	975,251
C&D Technologies, Inc. (a)	5,300	28,037
Capstone Turbine Corp. (a)(d)	15,524	18,939
Chase Corp.	1,000	19,080
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Coleman Cable, Inc. (a)	900	$ 9,351
Cooper Industries Ltd. Class A	94,522	4,746,895
Emerson Electric Co.	391,369	22,315,860
Encore Wire Corp.	8,240	140,904
Energy Conversion Devices, Inc. (a)(d)	21,986	568,778
Energy Focus, Inc. (a)	3,941	26,405
EnerSys (a)	19,892	462,887
Espey Manufacturing & Electronics Corp.	1,488	29,314
Evergreen Solar, Inc. (a)(d)	43,826	577,188
First Solar, Inc.	15,806	3,748,393
Franklin Electric Co., Inc. (d)	16,711	651,061
FuelCell Energy, Inc. (a)(d)	59,982	544,037
General Cable Corp. (a)	24,428	1,816,955
Genlyte Group, Inc. (a)	12,958	1,221,292
GrafTech International Ltd. (a)	65,885	1,058,772
Hubbell, Inc. Class B	24,391	1,339,798
II-VI, Inc. (a)	14,172	475,329
LSI Industries, Inc.	12,688	262,134
MagneTek, Inc. (a)	3,582	15,725
Medis Technologies Ltd. (a)(d)	4,420	56,443
Merrimac Industries, Inc. (a)	500	4,600
Microvision, Inc. (a)(d)	3,976	16,143
Millennium Cell, Inc. (a)	300	162
Misonix, Inc. (a)	3,000	14,250
Nortech Systems, Inc. (a)	1,634	10,621
Plug Power, Inc. (a)	25,662	92,896
Polypore International, Inc.	9,236	160,799
Powell Industries, Inc. (a)	3,702	151,227
Power-One, Inc. (a)	23,022	107,513
PowerSecure International, Inc. (a)(d)	3,463	47,582
Regal-Beloit Corp.	18,753	882,891
Rockwell Automation, Inc.	65,240	4,429,144
Roper Industries, Inc.	40,947	2,598,087
Satcon Technology Corp. (a)(d)	1,200	1,800
SL Industries, Inc. (a)	2,508	55,176
Sunpower Corp. Class A (a)(d)	17,443	2,170,607
Superior Essex, Inc. (a)	23,225	563,439
Tech/Ops Sevcon, Inc.	2,508	21,694
Thomas & Betts Corp. (a)	27,614	1,501,097
Ultralife Batteries, Inc. (a)	600	7,536
UQM Technologies, Inc. (a)	3,800	12,122
Valence Technology, Inc. (a)(d)	12,072	27,766
Valpey Fisher Corp. (a)	2,100	10,290
Vicor Corp.	5,067	73,167
Woodward Governor Co.	18,223	1,249,004
		61,527,393
Industrial Conglomerates - 3.0%
3M Co.	327,939	27,304,201
Carlisle Companies, Inc.	28,438	1,132,117
General Electric Co.	5,100,685	195,305,229
McDermott International, Inc. (a)	115,438	6,037,407

	Shares	Value
Raven Industries, Inc.	5,617	$ 195,078
Sequa Corp. Class A (a)	4,149	725,868
Standex International Corp.	6,568	125,317
Teleflex, Inc.	16,053	968,477
Textron, Inc.	120,582	8,326,187
Tredegar Corp.	28,430	411,098
Tyco International Ltd.	238,678	9,578,148
Walter Industries, Inc.	24,944	865,307
		250,974,434
Machinery - 2.0%
3D Systems Corp. (a)	2,508	44,066
A.S.V., Inc. (a)(d)	7,950	92,697
Actuant Corp. Class A	27,018	855,660
AGCO Corp. (a)	46,789	3,225,634
Alamo Group, Inc.	200	3,700
Albany International Corp. Class A	18,400	711,528
Altra Holdings, Inc.	22,128	354,712
American Railcar Industries, Inc. (d)	10,474	161,090
Ampco-Pittsburgh Corp.	6,549	230,656
Astec Industries, Inc. (a)	6,807	255,671
Axsys Technologies, Inc. (a)	2,633	111,376
Badger Meter, Inc.	7,471	291,369
Barnes Group, Inc.	30,587	946,974
Blount International, Inc. (a)	31,035	380,799
Briggs & Stratton Corp.	24,714	563,479
Bucyrus International, Inc. Class A	15,598	1,368,101
Cascade Corp.	6,465	390,033
Caterpillar, Inc.	318,220	22,880,018
Chart Industries, Inc. (a)	11,225	312,055
CIRCOR International, Inc.	14,659	636,054
CLARCOR, Inc.	25,118	894,452
Columbus McKinnon Corp. (NY Shares) (a)	8,038	250,143
Commercial Vehicle Group, Inc. (a)	19,815	264,134
Crane Co.	25,960	1,166,642
Cummins, Inc.	46,433	5,428,018
Danaher Corp.	117,216	10,176,693
Deere & Co.	111,134	19,092,821
Donaldson Co., Inc.	29,664	1,387,682
Dover Corp.	97,984	4,534,700
Dynamic Materials Corp.	10,162	644,982
Eaton Corp.	70,669	6,311,448
EnPro Industries, Inc. (a)	12,676	387,886
ESCO Technologies, Inc. (a)(d)	15,486	572,672
Federal Signal Corp.	42,097	484,116
Flanders Corp. (a)	9,957	66,214
Flow International Corp. (a)	28,106	222,037
Flowserve Corp.	23,460	2,207,351
Force Protection, Inc. (a)(d)	28,600	309,166
FreightCar America, Inc.	8,359	283,955
Gardner Denver, Inc. (a)	22,940	759,543
Gehl Co. (a)	10,898	176,657
Gorman-Rupp Co.	8,199	323,451
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Graco, Inc.	33,485	$ 1,246,981
Greenbrier Companies, Inc.	4,470	99,145
Hardinge, Inc.	11,551	182,159
Harsco Corp.	39,577	2,377,390
Hirsch International Corp. Class A (a)	900	1,863
Hurco Companies, Inc. (a)	3,204	132,229
IDEX Corp.	36,090	1,288,413
Illinois Tool Works, Inc.	232,999	12,931,445
Ingersoll-Rand Co. Ltd. Class A	143,688	7,420,048
ITT Corp.	84,829	5,466,381
Joy Global, Inc.	53,792	3,119,936
Kadant, Inc. (a)	4,460	131,392
Kaydon Corp.	19,607	992,310
Kennametal, Inc.	19,318	1,507,770
L.B. Foster Co. Class A (a)	12,372	566,761
Lincoln Electric Holdings, Inc.	17,398	1,213,858
Lindsay Corp. (d)	11,966	633,241
Manitowoc Co., Inc.	59,612	2,613,986
Middleby Corp. (a)	8,942	678,608
Milacron, Inc. (a)	275	792
Miller Industries, Inc. (a)	360	4,691
Mueller Industries, Inc.	22,488	679,812
Mueller Water Products, Inc. Class B	61,652	617,137
NACCO Industries, Inc. Class A	2,834	287,368
Nordson Corp.	19,922	1,051,882
Omega Flex, Inc.	300	4,281
Oshkosh Truck Co.	34,912	1,678,918
PACCAR, Inc.	184,284	9,326,613
Pall Corp.	52,447	2,006,098
Parker Hannifin Corp.	83,720	6,649,880
Pentair, Inc.	41,336	1,402,117
RBC Bearings, Inc. (a)	25,395	934,028
Robbins & Myers, Inc.	6,239	427,372
SPX Corp.	26,258	2,672,014
Sun Hydraulics Corp.	15,000	435,750
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	517,402
Tennant Co.	7,549	330,873
Terex Corp. (a)	49,599	3,196,656
Timken Co.	34,205	1,090,797
Titan International, Inc.	15,739	432,193
Toro Co.	18,185	1,011,995
Trinity Industries, Inc. (d)	34,063	862,135
Twin Disc, Inc.	4,174	259,331
Valmont Industries, Inc.	9,929	779,327
Wabash National Corp.	10,432	72,085
Wabtec Corp.	25,638	870,154
Watts Water Technologies, Inc. Class A (d)	14,756	431,761
		170,397,813

	Shares	Value
Marine - 0.1%
Alexander & Baldwin, Inc.	16,551	$ 850,390
American Commercial Lines, Inc. (a)(d)	16,002	278,275
Eagle Bulk Shipping, Inc.	38,563	1,102,902
Excel Maritime Carriers Ltd.	10,068	539,343
Genco Shipping & Trading Ltd.	11,470	726,051
Horizon Lines, Inc. Class A	12,977	258,372
Kirby Corp. (a)	27,057	1,300,630
OceanFreight, Inc.	15,914	348,198
TBS International Ltd. Class A (a)	8,358	364,910
		5,769,071
Road & Rail - 0.7%
AMERCO (a)(d)	5,493	359,627
Arkansas Best Corp.	14,333	326,792
Avis Budget Group, Inc. (a)	45,638	685,939
Burlington Northern Santa Fe Corp.	155,008	12,946,268
Celadon Group, Inc. (a)	4,374	34,117
Con-way, Inc.	18,726	791,735
Covenant Transportn Group, Inc. Class A (a)	2,866	20,435
CSX Corp.	217,547	9,136,974
Dollar Thrifty Automotive Group, Inc. (a)	11,579	300,359
Genesee & Wyoming, Inc. Class A (a)	22,228	582,374
Heartland Express, Inc. (d)	37,647	547,011
Hertz Global Holdings, Inc.	58,554	1,118,381
J.B. Hunt Transport Services, Inc.	46,757	1,229,242
Kansas City Southern (a)	34,820	1,198,853
Knight Transportation, Inc. (d)	16,053	244,006
Landstar System, Inc.	27,002	1,074,140
Marten Transport Ltd. (a)	5,037	55,206
Norfolk Southern Corp.	191,915	9,827,967
Old Dominion Freight Lines, Inc. (a)	16,944	381,748
Quality Distribution, Inc. (a)	633	3,140
Ryder System, Inc.	25,803	1,118,818
Saia, Inc. (a)	3,559	46,409
Union Pacific Corp.	131,381	16,572,399
Werner Enterprises, Inc. (d)	21,388	375,359
YRC Worldwide, Inc. (a)(d)	30,734	544,299
		59,521,598
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,986	47,409
Aircastle Ltd.	24,900	657,858
Applied Industrial Technologies, Inc.	16,649	502,966
Beacon Roofing Supply, Inc. (a)(d)	32,220	296,746
BlueLinx Corp.	10,747	44,063
Electro Rent Corp.	2,627	35,937
Fastenal Co. (d)	64,110	2,541,320
GATX Corp.	22,906	848,209
H&E Equipment Services, Inc. (a)	6,730	116,227
Houston Wire & Cable Co. (d)	12,212	180,860
Huttig Building Products, Inc. (a)	1,077	4,114
Interline Brands, Inc. (a)	23,660	566,184
Kaman Corp.	15,960	509,124
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Lawson Products, Inc.	2,164	$ 73,208
MSC Industrial Direct Co., Inc. Class A	24,416	1,055,260
NuCo2, Inc. (a)	16,938	467,150
Rush Enterprises, Inc. Class A (a)	12,360	194,794
TAL International Group, Inc.	19,431	440,112
TransDigm Group, Inc. (a)	10,887	519,092
UAP Holding Corp.	29,871	893,442
United Rentals, Inc. (a)	31,929	742,988
W.W. Grainger, Inc.	32,865	2,901,980
Watsco, Inc.	15,220	551,725
WESCO International, Inc. (a)	22,577	913,917
Willis Lease Finance Corp. (a)	1,200	15,720
		15,120,405
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	14,541	586,002
Quixote Corp.	700	12,901
		598,903
TOTAL INDUSTRIALS		948,405,133
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.3%
3Com Corp. (a)	209,846	904,436
Acme Packet, Inc.	28,974	356,380
ADC Telecommunications, Inc. (a)	65,644	1,087,065
Adtran, Inc.	22,988	498,610
Alliance Fiber Optic Products, Inc. (a)	2,400	4,224
AltiGen Communications, Inc. (a)	3,200	5,056
Anaren, Inc. (a)	13,791	212,381
Andrew Corp. (a)	78,336	1,148,406
Arris Group, Inc. (a)	51,378	535,873
Aruba Networks, Inc.	15,800	220,252
Avanex Corp. (a)	34,921	52,382
Avici Systems, Inc.	2,866	21,294
Avocent Corp. (a)	19,845	494,141
Aware, Inc. (a)	7,998	39,430
Bel Fuse, Inc. Class B (non-vtg.)	8,180	244,746
BigBand Networks, Inc. (d)	20,235	121,208
Black Box Corp.	7,979	293,627
Blonder Tongue Laboratories, Inc. (a)	3,900	5,889
Blue Coat Systems, Inc. (a)	19,836	718,262
Bookham, Inc. (a)	59,145	150,228
C-COR, Inc. (a)	12,758	156,668
Carrier Access Corp. (a)	3,702	8,404
Channell Commercial Corp. (a)	800	1,680
Ciena Corp. (a)(d)	41,750	1,836,165
Cisco Systems, Inc. (a)	3,020,392	84,631,384
Comarco, Inc.	450	2,336
CommScope, Inc. (a)	26,424	1,070,172
Communications Systems, Inc.	2,718	30,442
Comtech Telecommunications Corp. (a)	13,730	681,832

	Shares	Value
Corning, Inc.	774,576	$ 18,814,451
Digi International, Inc. (a)	5,248	80,714
Ditech Networks, Inc. (a)	8,447	27,284
Dycom Industries, Inc. (a)	23,493	661,093
EFJ, Inc. (a)	99	290
EMS Technologies, Inc. (a)	12,115	352,668
Entrada Networks, Inc. (a)	150	0
eOn Communications Corp. (a)	620	409
Extreme Networks, Inc. (a)	81,024	294,927
Ezenia!, Inc. (a)	200	158
F5 Networks, Inc. (a)	41,811	1,104,647
Finisar Corp. (a)	154,118	262,001
Foundry Networks, Inc. (a)	59,479	1,048,615
Globecomm Systems, Inc. (a)	3,582	40,298
Harmonic, Inc. (a)	57,982	601,273
Harris Corp.	64,319	4,037,304
Harris Stratex Networks, Inc. Class A (a)	18,880	325,114
Infinera Corp.	35,600	776,436
InterDigital, Inc. (a)(d)	21,198	381,564
ISCO International, Inc. (a)	1,800	432
Ixia (a)	18,466	190,754
JDS Uniphase Corp. (a)	107,503	1,446,990
Juniper Networks, Inc. (a)(d)	259,638	7,716,441
KVH Industries, Inc. (a)	1,838	15,972
Lantronix, Inc. (a)	500	488
Loral Space & Communications Ltd. (a)	7,589	259,847
MasTec, Inc. (a)	15,448	156,179
Motorola, Inc.	1,150,412	18,372,080
MRV Communications, Inc. (a)(d)	107,785	241,438
NETGEAR, Inc. (a)	22,719	769,947
Network Engines, Inc. (a)	2,300	3,772
Network Equipment Technologies, Inc. (a)	17,660	219,690
Nextwave Wireless, Inc. (a)(d)	16,900	101,569
NMS Communications Corp. (a)	2,800	4,340
NumereX Corp. Class A (a)	3,105	25,026
Occam Networks, Inc. (a)	85	329
Oplink Communications, Inc. (a)	2,767	44,687
Opnext, Inc.	11,814	95,693
Optelecom Nkf, Inc. (a)	529	4,190
Optical Cable Corp. (a)	656	2,631
ORBCOMM, Inc. (d)	23,301	181,515
Packeteer, Inc. (a)	5,266	35,598
Parkervision, Inc. (a)(d)	17,441	171,445
PC-Tel, Inc. (a)	2,627	19,676
Pegasus Wireless Corp. warrants 8/11/08 (a)	1,700	0
Performance Technologies, Inc. (a)	3,463	16,830
Plantronics, Inc.	29,154	782,785
Polycom, Inc. (a)	45,009	1,092,368
Powerwave Technologies, Inc. (a)(d)	103,954	430,370
Proxim Wireless Corp. (a)	610	543
QUALCOMM, Inc.	831,135	33,893,685
Riverbed Technology, Inc. (a)	12,160	343,885
SCM Microsystems, Inc. (a)	600	2,106
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SeaChange International, Inc. (a)	5,553	$ 41,870
Sonus Networks, Inc. (a)(d)	127,839	841,181
Sycamore Networks, Inc. (a)	161,765	622,795
Symmetricom, Inc. (a)	9,258	39,902
Tekelec (a)	39,611	487,215
Tellabs, Inc. (a)	185,891	1,293,801
Telular Corp. (a)	2,100	14,070
ThinkEngine Networks, Inc. (a)	2,400	576
Tollgrade Communications, Inc. (a)	2,548	20,231
UTStarcom, Inc. (a)(d)	75,765	219,719
Veramark Technologies, Inc. (a)	2,300	1,840
ViaSat, Inc. (a)	15,135	504,752
Vyyo, Inc. (a)(d)	1,133	5,223
Wegener Corp. (a)	3,500	3,080
Westell Technologies, Inc. Class A (a)	4,212	6,402
WJ Communications, Inc. (a)	3,700	3,256
Zhone Technologies, Inc. (a)	52,590	65,738
		195,157,171
Computers & Peripherals - 3.6%
ActivIdentity Corp. (a)	55,312	225,120
Adaptec, Inc. (a)	86,311	289,142
Apple, Inc. (a)	426,746	77,761,656
Astro-Med, Inc.	5,359	50,803
Avid Technology, Inc. (a)(d)	17,853	473,640
Brocade Communications Systems, Inc. (a)(d)	189,881	1,384,232
Concurrent Computer Corp. (a)	11,487	10,798
Cray, Inc. (a)	2,805	16,353
Datalink Corp. (a)	2,627	11,191
Dataram Corp.	3,881	13,195
Dell, Inc. (a)	998,422	24,501,276
Diebold, Inc.	32,819	1,114,533
Dot Hill Systems Corp. (a)	5,816	14,773
Electronics for Imaging, Inc. (a)	26,182	600,615
EMC Corp. (a)	1,038,257	20,007,212
Emulex Corp. (a)	47,139	789,578
FOCUS Enhancements, Inc. (a)	5,500	4,015
Hauppauge Digital, Inc. (a)	500	2,095
Hewlett-Packard Co.	1,299,543	66,484,620
Hutchinson Technology, Inc. (a)	11,789	310,169
Hypercom Corp. (a)	9,287	49,685
Imation Corp.	17,514	351,506
Immersion Corp. (a)	36,085	473,796
InFocus Corp. (a)	6,448	11,220
Innovex, Inc. (a)	1,500	870
Intermec, Inc. (a)	33,285	714,629
International Business Machines Corp.	677,776	71,288,480
Interphase Corp. (a)	2,276	22,168
Intevac, Inc. (a)	15,683	246,223
Iomega Corp. (a)	8,216	29,331
LaserCard Corp. (a)	2,369	23,548

	Shares	Value
Lexmark International, Inc. Class A (a)	47,239	$ 1,647,696
MidgardXXI, Inc. (a)	10	0
Mobility Electronics, Inc. (a)	6,906	12,016
NCR Corp. (a)	84,446	2,021,637
Network Appliance, Inc. (a)	179,273	4,429,836
Novatel Wireless, Inc. (a)	24,485	380,497
Overland Storage, Inc. (a)	2,079	3,119
Palm, Inc. (d)	46,540	324,384
Presstek, Inc. (a)	8,481	50,632
QLogic Corp. (a)	65,838	890,130
Quantum Corp. (a)	145,293	460,579
Rackable Systems, Inc. (a)	10,523	112,070
Rimage Corp. (a)	7,000	174,510
SanDisk Corp. (a)	112,449	4,210,091
Scan-Optics, Inc. (a)	300	0
Seagate Technology	257,640	6,644,536
Socket Communications, Inc. (a)	3,300	2,673
STEC, Inc. (a)	9,195	85,697
Stratasys, Inc. (a)	11,359	283,861
Sun Microsystems, Inc. (a)	440,497	9,153,528
Synaptics, Inc. (a)	15,141	840,931
Teradata Corp. (a)	84,446	2,192,218
Video Display Corp. (a)	3,439	27,581
ViewCast.com, Inc. (a)	13,700	5,754
Western Digital Corp. (a)	109,148	3,015,759
		304,246,207
Electronic Equipment & Instruments - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	35,320	325,650
Advanced Photonix, Inc. Class A (a)(d)	5,286	10,202
Aetrium, Inc. (a)	2,400	12,768
Agilent Technologies, Inc. (a)	192,727	7,290,862
Agilysys, Inc.	29,574	410,783
Allied Motion Technologies, Inc. (a)	4,896	21,836
American Technology Corp. (a)	900	2,610
Amphenol Corp. Class A	87,374	3,787,663
Anixter International, Inc. (a)	15,510	1,000,395
APA Enterprises, Inc. (a)	2,800	2,856
Arrow Electronics, Inc. (a)	57,612	2,132,220
Avnet, Inc. (a)	65,749	2,268,341
AVX Corp.	28,540	408,978
Axcess, Inc. (a)	1,600	2,400
Bell Industries, Inc. (a)(d)	8,598	13,843
Bell Microproducts, Inc. (a)	4,156	23,274
Benchmark Electronics, Inc. (a)	29,979	538,123
Brightpoint, Inc. (a)	34,802	578,061
CalAmp Corp. (a)	3,621	9,342
Cash Technologies, Inc. (a)	3,400	850
Checkpoint Systems, Inc. (a)	15,045	357,469
Cogent, Inc. (a)	35,833	397,746
Cognex Corp.	28,237	572,364
Coherent, Inc. (a)	15,649	450,222
CTS Corp.	21,333	225,490
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
CyberOptics Corp. (a)	850	$ 10,362
Daktronics, Inc. (d)	18,380	428,805
Dolby Laboratories, Inc. Class A (a)	18,157	912,208
DTS, Inc. (a)(d)	18,993	470,077
Echelon Corp. (a)	24,222	406,687
Electro Scientific Industries, Inc. (a)	25,174	509,774
En Pointe Technologies, Inc. (a)	1,400	4,326
Excel Technology, Inc. (a)	12,952	349,315
FARO Technologies, Inc. (a)	4,416	119,320
FLIR Systems, Inc. (a)	29,078	1,998,531
Frequency Electronics, Inc.	500	4,735
Gerber Scientific, Inc. (a)	4,538	43,111
Giga-Tronics, Inc. (a)	3,000	5,430
GTSI Corp. (a)	2,376	23,000
IEC Electronics Corp. (a)	100	190
Ingram Micro, Inc. Class A (a)	73,699	1,466,610
InPlay Technologies, Inc. (a)	1,500	2,175
Insight Enterprises, Inc. (a)	30,442	603,056
IPG Photonics Corp.	11,815	240,435
Iteris, Inc. (a)	1,200	4,032
Itron, Inc. (a)(d)	13,943	1,081,280
Jabil Circuit, Inc.	80,844	1,370,306
Jaco Electronics, Inc. (a)	1,950	2,516
Keithley Instruments, Inc.	11,433	108,614
KEMET Corp. (a)	62,217	385,745
L-1 Identity Solutions, Inc. (a)(d)	39,828	740,004
LeCroy Corp. (a)	2,030	17,641
LightPath Technologies, Inc. Class A (a)	437	1,350
Littelfuse, Inc. (a)	19,009	633,950
LoJack Corp. (a)	4,299	75,275
Maxwell Technologies, Inc. (a)(d)	1,314	10,959
MDI, Inc. (a)	3,700	2,552
Measurement Specialties, Inc. (a)	3,947	97,136
Mechanical Technology, Inc. (a)	4,800	4,608
Mercury Computer Systems, Inc. (a)	3,844	56,353
Merix Corp. (a)	1,450	8,497
Mesa Laboratories, Inc.	2,540	63,246
Methode Electronics, Inc. Class A	32,238	388,468
Mettler-Toledo International, Inc. (a)	17,705	2,060,154
Micronetics, Inc. (a)	1,137	9,016
MOCON, Inc.	2,570	26,651
Molex, Inc.	66,943	1,844,949
MTS Systems Corp.	10,980	450,070
Multi-Fineline Electronix, Inc. (a)	2,695	49,238
National Instruments Corp.	25,922	865,017
Newport Corp. (a)	27,067	358,908
Nexxus Lighting, Inc. (a)	2,100	10,710
NU Horizons Electronics Corp. (a)	4,122	27,824
OSI Systems, Inc. (a)	12,633	313,172
Park Electrochemical Corp.	11,387	335,347
PC Connection, Inc. (a)	2,687	34,367

	Shares	Value
Photon Dynamics, Inc. (a)	2,665	$ 23,985
Planar Systems, Inc. (a)	2,649	15,046
Plexus Corp. (a)	30,922	920,239
RadiSys Corp. (a)	4,060	63,092
Research Frontiers, Inc. (a)(d)	2,000	19,580
Richardson Electronics Ltd.	2,923	19,029
Rofin-Sinar Technologies, Inc. (a)	9,989	909,399
Rogers Corp. (a)	16,541	728,796
Sanmina-SCI Corp. (a)	238,408	421,982
ScanSource, Inc. (a)	12,961	457,264
SMART Modular Technologies (WWH), Inc. (a)	9,803	82,345
Spectrum Control, Inc. (a)	1,791	26,614
Staktek Holdings, Inc. (a)	558	1,434
StockerYale, Inc. (a)	1,200	1,200
SYNNEX Corp. (a)	6,678	137,967
Tech Data Corp. (a)	24,230	911,290
Technitrol, Inc.	21,812	583,907
Trimble Navigation Ltd. (a)	52,748	1,955,368
TTM Technologies, Inc. (a)	23,411	283,039
Tyco Electronics Ltd.	242,809	9,078,629
Universal Display Corp. (a)(d)	21,705	359,435
Vishay Intertechnology, Inc. (a)	82,602	1,031,699
X-Rite, Inc.	29,750	369,793
Zones, Inc. (a)	4,777	46,050
Zygo Corp. (a)	11,433	129,079
		58,456,711
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	84,726	3,224,672
Ariba, Inc. (a)(d)	57,748	685,469
Art Technology Group, Inc. (a)	66,310	277,176
Autobytel, Inc. (a)	6,680	21,510
Bankrate, Inc. (a)	3,680	144,035
Chordiant Software, Inc. (a)	6,787	68,074
CMGI, Inc. (a)	27,194	282,002
CNET Networks, Inc. (a)	69,923	530,016
Communication Intelligence Corp. (a)	3,800	1,064
DealerTrack Holdings, Inc. (a)	17,942	763,253
deltathree, Inc. (a)	500	231
Digital River, Inc. (a)	16,478	637,204
DivX, Inc. (a)(d)	15,267	258,470
EarthLink, Inc. (a)	92,443	627,688
EasyLink Services International Corp. (a)	600	2,010
eBay, Inc. (a)	580,860	19,476,236
Entrust, Inc. (a)	15,334	25,454
Equinix, Inc. (a)(d)	15,337	1,596,735
Google, Inc. Class A (sub. vtg.) (a)	112,370	77,872,410
Greenfield Online, Inc. (a)	3,702	55,678
I-Many, Inc. (a)	5,700	18,525
iBasis, Inc.	13,800	73,002
iMergent, Inc. (d)	7,660	94,678
InfoSpace, Inc.	22,445	399,745
Innodata Isogen, Inc. (a)	10,986	54,381
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internap Network Services Corp. (a)	31,452	$ 312,947
Internet America, Inc. (a)	4,200	2,646
Internet Capital Group, Inc. (a)	38,165	426,303
Interwoven, Inc. (a)	35,357	434,184
iPass, Inc. (a)(d)	26,101	114,061
j2 Global Communications, Inc. (a)(d)	26,750	650,560
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	5,148
Keynote Systems, Inc. (a)	20,911	287,735
LookSmart Ltd. (a)	2,241	6,499
LoopNet, Inc. (a)	11,319	173,860
Marchex, Inc. Class B (d)	7,407	91,180
MIVA, Inc. (a)	3,079	8,868
Move, Inc. (a)	41,866	98,385
NaviSite, Inc. (a)	344	3,203
NIC, Inc.	5,017	39,133
Omniture, Inc. (a)(d)	22,045	626,298
On2.Com, Inc. (a)	22,666	17,000
Online Resources Corp. (a)	30,570	287,358
Onstream Media Corp. (a)	206	198
Openwave Systems, Inc.	28,230	77,633
Optio Software, Inc. (a)	3,000	4,500
Perficient, Inc. (a)	16,992	284,956
RealNetworks, Inc. (a)	49,719	306,766
S1 Corp. (a)	50,691	376,127
Saba Software, Inc. (a)	3,088	15,286
SAVVIS, Inc. (a)	16,067	514,787
Selectica, Inc. (a)	6,434	10,680
SonicWALL, Inc. (a)	60,735	614,638
Supportsoft, Inc. (a)	12,011	52,128
Switch & Data Facilities Co., Inc.	16,274	309,043
Terremark Worldwide, Inc. (a)	7,893	44,280
The Knot, Inc. (a)	15,066	198,871
The Sedona Corp. (a)	6,100	1,098
TheStreet.com, Inc.	4,299	52,878
Tumbleweed Communications Corp. (a)	1,858	2,434
United Online, Inc.	31,705	476,843
ValueClick, Inc. (a)	52,554	1,242,377
VeriSign, Inc. (a)	122,659	5,016,753
Vignette Corp. (a)	23,657	363,845
VistaPrint Ltd. (a)	23,150	1,027,860
Visual Sciences, Inc. (a)	23,973	379,253
Vocus, Inc. (a)	13,408	421,011
WebMD Health Corp. Class A (a)(d)	8,782	374,640
Websense, Inc. (a)	27,212	444,644
Website Pros, Inc. (a)	761	8,569
Yahoo!, Inc. (a)	631,590	16,932,928
Zix Corp. (a)(d)	10,905	42,530
		140,372,642
IT Services - 1.2%
Accenture Ltd. Class A (d)	284,278	9,824,648

	Shares	Value
Acxiom Corp.	35,587	$ 438,432
Affiliated Computer Services, Inc. Class A (a)	41,980	1,761,481
Alliance Data Systems Corp. (a)	37,446	2,909,554
Answerthink, Inc. (a)	2,704	12,276
Applied Digital Solutions, Inc. (a)	2,397	1,608
Automatic Data Processing, Inc.	263,695	11,882,097
BearingPoint, Inc. (a)	179,257	654,288
Broadridge Financial Solutions, Inc.	69,826	1,589,938
CACI International, Inc. Class A (a)	15,702	712,714
CheckFree Corp. (a)	40,328	1,919,613
Ciber, Inc. (a)	37,145	253,329
Cognizant Technology Solutions Corp. Class A (a)	142,270	4,424,597
Computer Sciences Corp. (a)	83,399	4,405,135
Convergys Corp. (a)	67,686	1,103,959
CSG Systems International, Inc. (a)	20,682	342,701
CSP, Inc. (a)	4,299	30,093
CyberSource Corp. (a)	60,885	889,530
DST Systems, Inc. (a)(d)	22,971	1,946,792
Edgewater Technology, Inc. (a)	3,344	21,903
Electronic Data Systems Corp.	252,141	5,108,377
eLoyalty Corp. (a)	5,011	64,943
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	26,723	875,445
Fidelity National Information Services, Inc.	100,351	4,337,170
Fiserv, Inc. (a)	77,784	3,992,653
Forrester Research, Inc. (a)	9,538	249,705
Gartner, Inc. Class A (a)	26,398	498,658
Genpact Ltd.	15,000	214,500
Gevity HR, Inc.	6,603	28,063
Global Cash Access Holdings, Inc. (a)	20,102	69,955
Global Payments, Inc.	41,747	1,804,305
Heartland Payment Systems, Inc. (d)	15,286	493,432
Hewitt Associates, Inc. Class A (a)	49,424	1,853,400
iGate Corp. (a)	5,233	44,271
infoUSA, Inc.	18,601	160,527
Integral Systems, Inc.	3,548	88,452
Iron Mountain, Inc. (a)	86,278	3,147,421
Lionbridge Technologies, Inc. (a)	21,896	66,564
ManTech International Corp. Class A (a)	8,762	339,002
Mastercard, Inc. Class A	29,924	6,004,251
Maximus, Inc.	18,351	715,689
Metavante Holding Co. (a)	41,644	948,650
MoneyGram International, Inc.	39,244	605,927
MPS Group, Inc. (a)	54,337	603,141
New Century Equity Holdings Corp. (a)	1,200	246
Paychex, Inc.	166,092	6,477,588
Perot Systems Corp. Class A (a)	49,211	647,125
PFSweb, Inc. (a)	9,924	12,703
RightNow Technologies, Inc. (a)	14,127	256,405
Safeguard Scientifics, Inc. (a)	143,814	283,314
SAIC, Inc.	54,035	1,077,458
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sapient Corp. (a)	39,014	$ 282,461
SI International, Inc. (a)	2,710	70,352
SM&A (a)	4,601	29,768
SRA International, Inc. Class A (a)	17,782	486,160
StarTek, Inc.	2,269	22,168
Storage Engine, Inc. (a)	434	3
Sykes Enterprises, Inc. (a)	7,284	134,463
Syntel, Inc.	6,687	240,933
Technology Solutions Co. (a)	455	1,524
The Management Network Group, Inc. (a)	1,200	2,868
The Western Union Co.	377,111	8,522,709
TNS, Inc.	21,195	333,185
Total System Services, Inc.	22,550	632,302
TSR, Inc.	100	401
Unisys Corp. (a)	180,117	893,380
VeriFone Holdings, Inc. (a)(d)	28,844	1,385,377
Wright Express Corp. (a)	24,382	925,297
		100,157,379
Office Electronics - 0.1%
Xerox Corp.	461,096	7,783,300
Zebra Technologies Corp. Class A (a)	32,763	1,263,669
		9,046,969
Semiconductors & Semiconductor Equipment - 2.5%
8X8, Inc. (a)(d)	1,000	1,060
Actel Corp. (a)	4,572	50,109
Advanced Analogic Technologies, Inc. (a)	28,971	312,018
Advanced Energy Industries, Inc. (a)	22,632	328,390
Advanced Micro Devices, Inc. (a)(d)	272,592	2,660,498
AEHR Test Systems (a)	3,637	21,276
Altera Corp.	158,489	2,976,423
AMIS Holdings, Inc. (a)	47,864	367,117
Amkor Technology, Inc. (a)	62,259	513,014
Amtech Systems, Inc. (a)	4,180	58,478
ANADIGICS, Inc. (a)(d)	46,131	507,902
Analog Devices, Inc.	158,464	4,877,522
Applied Materials, Inc.	672,964	12,671,912
Applied Micro Circuits Corp. (a)	178,361	447,686
Asyst Technologies, Inc. (a)	6,605	22,721
Atheros Communications, Inc. (a)	27,181	801,568
Atmel Corp. (a)	218,380	958,688
ATMI, Inc. (a)	20,924	629,603
Axcelis Technologies, Inc. (a)	26,723	126,667
AXT, Inc. (a)	6,090	26,370
Broadcom Corp. Class A (a)	231,002	6,176,993
Brooks Automation, Inc. (a)	54,086	726,375
Cabot Microelectronics Corp. (a)	8,009	299,537
California Micro Devices Corp. (a)	1,400	5,502
Cavium Networks, Inc.	9,400	241,110
Centillium Communications, Inc. (a)	3,503	4,834

	Shares	Value
Ceva, Inc. (a)	3,705	$ 37,939
Cirrus Logic, Inc. (a)	72,913	415,604
Cohu, Inc.	4,269	66,810
Conexant Systems, Inc. (a)	158,040	175,424
Credence Systems Corp. (a)	36,936	75,719
Cree, Inc. (a)(d)	40,710	1,002,687
Cymer, Inc. (a)	13,274	545,163
Cypress Semiconductor Corp. (a)	79,488	2,640,591
Diodes, Inc. (a)	14,662	431,356
DSP Group, Inc. (a)	29,152	394,427
Electroglas, Inc. (a)	5,581	8,092
EMCORE Corp. (a)(d)	20,567	180,373
Entegris, Inc. (a)	50,797	439,902
ESS Technology, Inc. (a)	6,403	9,540
Exar Corp. (a)	31,629	290,671
Fairchild Semiconductor International, Inc. (a)	50,510	801,089
FEI Co. (a)	16,764	417,591
FormFactor, Inc. (a)	20,616	782,171
FSI International, Inc. (a)	5,015	9,027
Genesis Microchip, Inc. (a)	9,025	45,486
Hi/fn, Inc. (a)	1,922	11,282
Hittite Microwave Corp. (a)	10,757	464,595
Ibis Technology Corp. (a)	2,229	958
Ikanos Communications, Inc. (a)	40,760	241,707
Integrated Device Technology, Inc. (a)	92,539	1,122,498
Integrated Silicon Solution, Inc. (a)	5,041	32,867
Intel Corp.	2,885,466	75,252,953
International Rectifier Corp. (a)	34,327	1,116,314
Intersil Corp. Class A	65,238	1,627,036
Intest Corp. (a)	2,530	5,844
IXYS Corp. (a)	4,418	34,151
KLA-Tencor Corp.	92,111	4,428,697
Kopin Corp. (a)	11,225	40,410
Kulicke & Soffa Industries, Inc. (a)(d)	45,820	324,406
Lam Research Corp. (a)	61,735	2,830,550
Lattice Semiconductor Corp. (a)	90,325	303,492
Leadis Technology, Inc. (a)	8,517	23,677
Linear Technology Corp. (d)	129,395	3,941,372
LSI Corp. (a)(d)	372,637	2,068,135
LTX Corp. (a)	9,783	23,479
Marvell Technology Group Ltd. (a)	221,637	3,311,257
Mattson Technology, Inc. (a)	45,794	377,343
MEMC Electronic Materials, Inc. (a)	110,035	8,536,515
Micrel, Inc.	15,707	140,106
Micro Component Technology, Inc. (a)	4,500	945
Microchip Technology, Inc.	106,117	3,055,108
Micron Technology, Inc. (a)	382,523	3,182,591
Microsemi Corp. (a)	28,237	646,063
Microtune, Inc. (a)	70,701	367,645
Mindspeed Technologies, Inc. (a)	30,106	42,148
MIPS Technologies, Inc. (a)(d)	7,762	44,088
MKS Instruments, Inc. (a)	29,413	534,434
Monolithic Power Systems, Inc. (a)	16,235	309,764
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MoSys, Inc. (a)	5,107	$ 29,825
Nanometrics, Inc. (a)	800	8,000
National Semiconductor Corp.	141,597	3,236,907
NeoMagic Corp. (a)	200	624
Netlogic Microsystems, Inc. (a)	7,321	214,139
Novellus Systems, Inc. (a)	55,668	1,447,925
NVIDIA Corp. (a)	268,715	8,475,271
Omnivision Technologies, Inc. (a)(d)	19,209	357,672
ON Semiconductor Corp. (a)(d)	127,426	1,171,045
PDF Solutions, Inc. (a)	5,015	39,769
Pericom Semiconductor Corp. (a)	20,374	337,597
Photronics, Inc. (a)	15,942	164,043
Pixelworks, Inc. (a)	6,687	5,818
PLX Technology, Inc. (a)	4,640	45,658
PMC-Sierra, Inc. (a)	94,508	663,446
QuickLogic Corp. (a)	5,724	20,377
Rambus, Inc. (a)	45,568	883,564
Ramtron International Corp. (a)	5,613	23,799
RF Micro Devices, Inc. (a)(d)	130,039	751,625
Rudolph Technologies, Inc. (a)	4,324	51,672
Semitool, Inc. (a)	5,613	51,864
Semtech Corp. (a)	46,483	709,331
Sigma Designs, Inc. (a)	14,725	957,420
SigmaTel, Inc. (a)	4,765	9,339
Silicon Image, Inc. (a)	50,890	239,183
Silicon Laboratories, Inc. (a)	26,967	1,001,554
Silicon Storage Technology, Inc. (a)	22,297	63,323
SiRF Technology Holdings, Inc. (a)(d)	35,595	857,484
Skyworks Solutions, Inc. (a)	76,048	690,516
Spansion, Inc. Class A (a)	79,603	425,080
SRS Labs, Inc. (a)	3,224	19,763
Standard Microsystems Corp. (a)	15,940	562,204
Supertex, Inc. (a)	2,545	86,403
Tegal Corp. (a)	508	2,271
Teradyne, Inc. (a)	98,103	1,068,342
Tessera Technologies, Inc. (a)	22,178	856,514
Texas Instruments, Inc.	713,284	22,518,376
Transwitch Corp. (a)	17,260	17,605
Trident Microsystems, Inc. (a)	25,747	161,691
Trio-Tech International	4,299	42,302
TriQuint Semiconductor, Inc. (a)	118,241	701,169
Ultratech, Inc. (a)(d)	32,001	383,372
Varian Semiconductor Equipment Associates, Inc. (a)	37,650	1,562,852
Veeco Instruments, Inc. (a)(d)	23,319	391,293
Virage Logic Corp. (a)	3,759	31,463
Volterra Semiconductor Corp. (a)	6,029	74,639
White Electronic Designs Corp. (a)	3,800	17,518
Xilinx, Inc.	140,030	3,066,657
Zoran Corp. (a)	21,434	467,690
		213,991,459

	Shares	Value
Software - 3.4%
ACI Worldwide, Inc.	15,442	$ 352,541
Activision, Inc. (a)	129,864	2,876,488
Actuate Corp. (a)	53,146	402,315
Adept Technology, Inc. (a)	680	4,692
Adobe Systems, Inc. (a)	289,051	12,180,609
Advent Software, Inc. (a)	15,807	802,363
American Software, Inc. Class A	4,418	31,765
Ansoft Corp. (a)	13,571	393,695
Ansys, Inc. (a)	38,619	1,500,734
ARI Network Services, Inc. (a)	2,800	4,200
Aspen Technology, Inc. (a)	34,011	576,827
Atari, Inc. (a)	3,436	5,772
Authentidate Holding Corp. (a)	1,900	1,446
Autodesk, Inc. (a)	112,226	5,284,722
BEA Systems, Inc. (a)	186,846	2,957,772
Bitstream, Inc. Class A (a)	6,051	34,128
Blackbaud, Inc.	31,757	903,804
Blackboard, Inc. (a)	20,402	795,678
BMC Software, Inc. (a)	99,139	3,279,518
Borland Software Corp. (a)	26,015	84,028
Bottomline Technologies, Inc. (a)	26,416	332,842
BSQUARE Corp. (a)	300	1,848
CA, Inc.	202,696	4,964,025
Cadence Design Systems, Inc. (a)(d)	132,933	2,206,688
CAM Commerce Solutions, Inc.	2,747	123,835
Captaris, Inc. (a)	8,598	34,908
Catapult Communications Corp. (a)	1,791	12,985
Citrix Systems, Inc. (a)	92,118	3,406,524
CommVault Systems, Inc. (a)	18,589	413,977
Compuware Corp. (a)	152,129	1,256,586
Concur Technologies, Inc. (a)	23,704	890,322
Convera Corp. Class A (a)(d)	2,323	6,017
Datawatch Corp. (a)	2,268	15,763
Digimarc Corp. (a)	1,730	16,245
Double-Take Software, Inc.	15,000	372,000
Dynamics Research Corp. (a)	2,841	31,109
Electronic Arts, Inc. (a)	153,439	8,621,737
Epicor Software Corp. (a)	38,816	419,989
EPIQ Systems, Inc. (a)	26,916	468,877
eSpeed, Inc. Class A (a)	5,678	57,348
FactSet Research Systems, Inc.	18,606	1,166,224
Fair Isaac Corp.	24,213	894,912
FalconStor Software, Inc. (a)(d)	18,520	224,277
GSE Systems, Inc. (a)	452	5,424
i2 Technologies, Inc. (a)(d)	13,978	226,164
Informatica Corp. (a)	51,545	883,997
Interactive Intelligence, Inc. (a)	2,508	65,409
Intervoice, Inc. (a)	13,560	132,617
Intuit, Inc. (a)	147,920	4,337,014
Jack Henry & Associates, Inc.	33,952	908,556
JDA Software Group, Inc. (a)	27,990	586,111
Lawson Software, Inc. (a)(d)	80,623	783,656
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Macrovision Corp. (a)	27,780	$ 692,278
Magma Design Automation, Inc. (a)	31,318	418,408
Manhattan Associates, Inc. (a)	9,371	254,235
McAfee, Inc. (a)	71,874	2,799,492
Mentor Graphics Corp. (a)	54,371	592,100
MICROS Systems, Inc. (a)	22,807	1,645,297
Microsoft Corp.	4,135,482	138,952,195
MicroStrategy, Inc. Class A (a)	4,892	493,358
Midway Games, Inc. (a)(d)	8,708	21,160
Moldflow Corp. (a)	3,162	50,434
MSC.Software Corp. (a)	32,093	423,949
Napster, Inc. (a)	4,053	11,267
NAVTEQ Corp. (a)	46,054	3,448,984
NetManage, Inc. (a)	1,157	4,327
NetScout Systems, Inc. (a)	9,157	111,258
NetSol Technologies, Inc. (a)	20	56
Novell, Inc. (a)	180,628	1,268,009
Nuance Communications, Inc. (a)	72,397	1,460,971
Opnet Technologies, Inc. (a)	5,444	49,921
Oracle Corp. (a)	1,947,480	39,300,146
Parametric Technology Corp. (a)	48,969	817,782
Peerless Systems Corp. (a)	200	420
Pegasystems, Inc.	4,263	52,776
Pervasive Software, Inc. (a)	4,889	21,952
Phoenix Technologies Ltd. (a)	3,582	48,715
Plato Learning, Inc. (a)	2,149	8,768
Progress Software Corp. (a)	21,807	689,755
QAD, Inc.	4,871	41,452
Quality Systems, Inc.	16,154	477,997
Quest Software, Inc. (a)	17,355	280,630
Radiant Systems, Inc. (a)	15,620	249,451
Red Hat, Inc. (a)	95,169	1,905,283
Renaissance Learning, Inc. (d)	5,254	68,407
Salesforce.com, Inc. (a)	45,822	2,599,482
Secure Computing Corp. (a)	45,298	410,853
Smith Micro Software, Inc. (a)(d)	4,403	35,268
Solera Holdings, Inc.	26,853	617,888
Sonic Foundry, Inc. (a)	1,800	2,862
Sonic Solutions, Inc. (a)	21,391	212,413
Sourcefire, Inc.	3,343	27,112
SourceForge, Inc. (a)	13,735	31,728
SPSS, Inc. (a)	15,992	577,951
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	3,287
Sybase, Inc. (a)	42,171	1,081,264
Symantec Corp. (a)	425,146	7,567,599
Synchronoss Technologies, Inc. (a)	14,204	467,596
Synopsys, Inc. (a)	71,080	1,749,279
Synplicity, Inc. (a)	300	1,707
Take-Two Interactive Software, Inc. (a)(d)	40,097	600,653
TenFold Corp. (a)	2,690	673

	Shares	Value
THQ, Inc. (a)	27,897	$ 682,082
TIBCO Software, Inc. (a)	106,205	831,585
Tyler Technologies, Inc. (a)	34,991	526,964
Ultimate Software Group, Inc. (a)	18,927	618,345
Vasco Data Security International, Inc. (a)	22,415	502,993
Versant Corp. (a)	320	6,758
Vertical Communications, Inc. (a)	533	528
VMware, Inc. Class A (d)	17,702	1,617,432
Voxware, Inc. (a)	63	309
Wave Systems Corp. Class A (a)	700	987
Wayside Technology Group, Inc.	1,433	15,333
Wind River Systems, Inc. (a)	35,161	358,994
		284,152,241
TOTAL INFORMATION TECHNOLOGY		1,305,580,779
MATERIALS - 3.6%
Chemicals - 1.9%
A. Schulman, Inc.	16,718	360,440
Air Products & Chemicals, Inc.	99,782	9,882,409
Airgas, Inc.	33,457	1,655,452
Albemarle Corp.	37,737	1,665,711
American Pacific Corp. (a)	800	11,760
American Vanguard Corp.	9,611	157,140
Arch Chemicals, Inc.	12,054	496,022
Ashland, Inc.	24,529	1,207,808
Atlantis Plastics, Inc. Class A (a)	600	504
Balchem Corp.	13,014	278,239
Cabot Corp.	29,997	1,032,497
Calgon Carbon Corp. (a)(d)	38,444	559,745
Celanese Corp. Class A	69,736	2,767,124
CF Industries Holdings, Inc.	26,664	2,425,891
Chemtura Corp.	109,513	821,348
Cytec Industries, Inc.	18,266	1,120,436
Dow Chemical Co.	479,252	20,099,829
E.I. du Pont de Nemours & Co.	465,089	21,463,857
Eastman Chemical Co.	40,350	2,590,874
Ecolab, Inc.	84,749	4,059,477
Eden Bioscience Corp. (a)	2,790	2,065
Ferro Corp.	18,316	388,116
Flotek Industries, Inc. (a)(d)	12,942	477,042
FMC Corp.	36,061	1,973,258
Georgia Gulf Corp. (d)	20,139	149,834
H.B. Fuller Co.	28,660	724,811
Hawkins, Inc.	6,199	91,745
Hercules, Inc.	60,854	1,181,176
Huntsman Corp.	41,802	1,060,099
ICO, Inc. (a)	28,426	308,422
International Flavors & Fragrances, Inc.	35,455	1,777,714
Koppers Holdings, Inc.	8,700	334,428
Kronos Worldwide, Inc.	87	1,446
Landec Corp. (a)	21,495	282,444
Lubrizol Corp.	34,964	2,242,591
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.	112,251	$ 5,298,247
Material Sciences Corp. (a)	1,552	12,835
Minerals Technologies, Inc.	16,405	1,097,495
Monsanto Co.	267,720	26,603,336
Nalco Holding Co.	71,970	1,724,401
Nanophase Technologies Corp. (a)	4,415	15,850
NewMarket Corp.	8,586	460,725
NL Industries, Inc.	6,360	64,172
Olin Corp.	40,214	842,081
OM Group, Inc. (a)	16,631	936,159
OMNOVA Solutions, Inc. (a)	3,702	19,065
Penford Corp.	7,525	182,105
PolyOne Corp. (a)	34,189	214,365
PPG Industries, Inc.	80,754	5,542,955
Praxair, Inc.	158,137	13,501,737
Quaker Chemical Corp.	836	18,208
Rockwood Holdings, Inc. (a)	19,618	660,734
Rohm & Haas Co.	80,046	4,352,101
RPM International, Inc.	59,690	1,137,095
Sensient Technologies Corp.	23,693	655,585
Sigma Aldrich Corp.	52,031	2,739,432
Spartech Corp.	13,865	189,396
Stepan Co.	836	25,531
Symyx Technologies, Inc. (a)	19,320	147,991
Terra Industries, Inc. (d)	47,555	1,796,628
Terra Nitrogen Co. LP	4,070	504,680
The Mosaic Co. (a)	72,964	5,045,461
The Scotts Miracle-Gro Co. Class A	17,758	655,448
Tronox, Inc. Class A	31,374	258,836
Valspar Corp.	41,115	926,732
W.R. Grace & Co. (a)(d)	30,882	834,123
Wellman, Inc.	2,274	864
Westlake Chemical Corp. (d)	10,398	205,568
Zep, Inc. (a)	10,537	138,351
Zoltek Companies, Inc. (a)(d)	13,761	586,494
		161,046,540
Construction Materials - 0.1%
Eagle Materials, Inc.	22,180	864,798
Headwaters, Inc. (a)(d)	13,170	158,040
Martin Marietta Materials, Inc.	19,366	2,605,695
Texas Industries, Inc.	14,848	1,030,154
U.S. Concrete, Inc. (a)	30,514	114,733
Vulcan Materials Co.	44,295	3,933,396
		8,706,816
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	161,334
Aptargroup, Inc.	31,648	1,335,862
Ball Corp.	58,784	2,718,760
Bemis Co., Inc.	49,125	1,332,761
Caraustar Industries, Inc. (a)	6,248	25,804

	Shares	Value
Chesapeake Corp.	13,027	$ 79,465
Crown Holdings, Inc. (a)	79,455	2,038,815
Graphic Packaging Corp. (a)	22,196	91,004
Greif, Inc. Class A	16,522	975,955
MOD-PAC Corp. (sub. vtg.) (a)	1,150	9,430
Myers Industries, Inc.	14,920	297,803
Owens-Illinois, Inc. (a)	69,758	3,131,437
Packaging Corp. of America	43,797	1,239,017
Pactiv Corp. (a)	60,818	1,544,777
Rock-Tenn Co. Class A	21,495	567,038
Sealed Air Corp.	73,607	1,720,196
Silgan Holdings, Inc.	11,531	618,408
Smurfit-Stone Container Corp. (a)	118,979	1,309,959
Sonoco Products Co.	46,400	1,409,632
Temple-Inland, Inc.	46,513	2,138,203
		22,745,660
Metals & Mining - 1.0%
A.M. Castle & Co.	9,744	244,574
AK Steel Holding Corp. (a)	50,692	2,259,342
Alcoa, Inc.	434,187	15,791,381
Allegheny Technologies, Inc.	45,735	4,470,596
Amcol International Corp.	17,731	673,423
Brush Engineered Materials, Inc. (a)	9,797	438,220
Carpenter Technology Corp.	24,054	1,814,874
Century Aluminum Co. (a)	14,489	830,799
Cleveland-Cliffs, Inc.	18,796	1,695,399
Coeur d'Alene Mines Corp. (a)(d)	140,485	585,822
Commercial Metals Co.	55,893	1,727,653
Compass Minerals International, Inc.	14,048	515,843
Freeport-McMoRan Copper & Gold, Inc. Class B	187,911	18,590,035
Haynes International, Inc. (a)	4,447	375,816
Hecla Mining Co. (a)	61,413	720,374
Kaiser Aluminum Corp.	5,374	382,306
Metal Management, Inc.	11,942	549,571
Newmont Mining Corp.	210,091	10,439,422
NN, Inc.	14,100	125,067
Nucor Corp.	132,426	7,840,943
Quanex Corp.	21,263	1,064,001
Reliance Steel & Aluminum Co.	27,969	1,442,921
Royal Gold, Inc.	20,122	577,904
RTI International Metals, Inc. (a)	9,556	701,793
Schnitzer Steel Industries, Inc. Class A	10,509	655,972
Southern Copper Corp. (d)	34,719	3,841,657
Steel Dynamics, Inc.	40,273	2,026,135
Stillwater Mining Co. (a)	19,745	191,527
Synalloy Corp.	700	12,159
Titanium Metals Corp. (d)	57,698	1,711,900
United States Steel Corp.	58,344	5,700,209
Universal Stainless & Alloy Products, Inc. (a)	3,224	99,428
Worthington Industries, Inc.	29,149	617,667
		88,714,733
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. (d)	25,311	$ 568,485
Buckeye Technologies, Inc. (a)	19,818	283,001
Deltic Timber Corp.	8,578	413,031
Domtar Corp. (a)	273,246	2,076,670
Glatfelter	43,011	646,455
International Paper Co.	203,657	6,873,424
Louisiana-Pacific Corp.	46,304	712,156
MeadWestvaco Corp.	84,555	2,779,323
Neenah Paper, Inc.	13,013	392,732
Schweitzer-Mauduit International, Inc.	7,459	199,155
Wausau-Mosinee Paper Corp.	43,208	407,451
Weyerhaeuser Co.	102,450	7,497,291
		22,849,174
TOTAL MATERIALS		304,062,923
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.4%
Alaska Communication Systems Group, Inc.	42,393	635,895
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	3,022,754	115,499,430
Broadcast International, Inc. (a)	270	1,126
Cbeyond, Inc. (a)	10,719	443,445
CenturyTel, Inc.	48,124	2,051,526
Cincinnati Bell, Inc. (a)	143,413	682,646
Citizens Communications Co.	157,239	2,040,962
Cogent Communications Group, Inc. (a)	22,164	460,568
Consolidated Communications Holdings, Inc.	18,291	294,119
Covad Communications Group, Inc. (a)	40,529	37,287
D&E Communications, Inc.	4,944	72,034
Embarq Corp.	79,678	4,059,594
FairPoint Communications, Inc.	34,908	520,827
Fonix Corp. (a)	465	0
General Communications, Inc. Class A (a)	26,997	239,193
Global Crossing Ltd. (a)(d)	5,019	91,998
HickoryTech Corp.	540	4,909
Hungarian Telephone & Cable Corp. (a)(d)	4,924	85,973
IDT Corp. Class B (d)	39,891	323,516
Iowa Telecommunication Services, Inc.	32,482	553,493
Level 3 Communications, Inc. (a)(d)	739,231	2,483,816
NeuStar, Inc. Class A (a)	32,307	1,026,393
North Pittsburgh Systems, Inc.	2,555	60,349
NTELOS Holdings Corp.	12,351	327,672
PAETEC Holding Corp. (a)	54,655	584,809
Premiere Global Services, Inc. (a)	22,726	313,164
Qwest Communications International, Inc. (a)	740,843	4,911,789
Shenandoah Telecommunications Co.	16,047	395,879

	Shares	Value
SureWest Communications	9,983	$ 180,792
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	75,278	1,688,486
Verizon Communications, Inc.	1,436,064	62,052,325
Vonage Holdings Corp. (a)(d)	6,797	14,342
Windstream Corp.	227,083	2,940,725
XETA Technologies, Inc. (a)	2,000	8,520
		205,087,602
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	202,691	9,230,548
Centennial Communications Corp. Class A (a)	23,517	209,301
Clearwire Corp. (d)	34,425	535,997
Crown Castle International Corp. (a)	140,636	5,899,680
FiberTower Corp. (a)(d)	27,468	62,627
GoAmerica, Inc. (a)	30	169
IPCS, Inc.	3,344	115,702
Kratos Defense & Security Solutions, Inc. (a)	9,297	20,825
LCC International, Inc. (a)	2,300	5,635
Leap Wireless International, Inc. (a)	23,883	828,979
Metro One Telecommunications, Inc. (a)	1,450	2,857
MetroPCS Communications, Inc.	88,500	1,513,350
NII Holdings, Inc. (a)	84,771	4,675,968
Rural Cellular Corp. Class A (a)	6,213	273,745
SBA Communications Corp. Class A (a)	49,081	1,837,593
Sprint Nextel Corp.	1,439,006	22,333,373
SunCom Wireless Holdings, Inc. (a)	640	16,973
Syniverse Holdings, Inc. (a)	30,577	477,613
Telephone & Data Systems, Inc.	50,044	3,115,239
Terrestar Corp. (a)(d)	26,200	189,950
U.S. Cellular Corp. (a)	6,963	570,966
USA Mobility, Inc.	19,338	255,068
Virgin Mobile USA, Inc. Class A (d)	12,612	91,815
		52,263,973
TOTAL TELECOMMUNICATION SERVICES		257,351,575
UTILITIES - 3.6%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	78,484	4,767,903
Allete, Inc.	12,552	514,130
American Electric Power Co., Inc.	194,288	9,261,709
Central Vermont Public Service Corp.	2,866	79,274
Cleco Corp.	37,059	1,035,428
DPL, Inc.	49,523	1,499,556
Duke Energy Corp.	621,714	12,303,720
Edison International	150,616	8,431,484
El Paso Electric Co. (a)	36,448	937,078
Empire District Electric Co.	6,807	156,833
Entergy Corp.	101,407	12,122,193
Exelon Corp.	336,794	27,303,890
FirstEnergy Corp.	149,559	10,253,765
FPL Group, Inc.	180,899	12,619,514
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Great Plains Energy, Inc.	45,382	$ 1,346,938
Hawaiian Electric Industries, Inc.	48,755	1,128,678
IDACORP, Inc. (d)	24,625	865,815
ITC Holdings Corp.	22,621	1,154,576
MGE Energy, Inc.	11,941	418,771
Northeast Utilities	74,348	2,347,910
Otter Tail Corp. (d)	9,692	324,779
Pepco Holdings, Inc.	95,952	2,696,251
Pinnacle West Capital Corp.	48,513	2,079,267
Portland General Electric Co.	33,371	893,342
PPL Corp.	187,766	9,568,555
Progress Energy, Inc.	126,514	6,176,413
Reliant Energy, Inc. (a)	167,422	4,359,669
Sierra Pacific Resources	103,100	1,773,320
Southern Co.	371,077	13,959,917
UIL Holdings Corp.	17,871	640,139
Unisource Energy Corp.	26,415	817,016
Unitil Corp.	2,363	64,628
Westar Energy, Inc.	47,666	1,235,026
		153,137,487
Gas Utilities - 0.3%
AGL Resources, Inc.	32,903	1,220,043
Amerigas Partners LP	16,374	577,184
Atmos Energy Corp.	44,801	1,173,338
Chesapeake Utilities Corp.	7,771	262,271
Delta Natural Gas Co., Inc.	1,791	44,506
Energen Corp.	26,280	1,675,087
EnergySouth, Inc.	2,326	128,581
Equitable Resources, Inc.	65,507	3,462,700
Ferrellgas Partners LP	14,553	334,428
Laclede Group, Inc.	15,031	517,217
National Fuel Gas Co.	26,761	1,275,162
New Jersey Resources Corp.	17,867	901,390
Nicor, Inc.	20,936	882,243
Northwest Natural Gas Co.	23,927	1,147,778
ONEOK, Inc.	47,536	2,210,424
Piedmont Natural Gas Co., Inc.	33,355	868,564
Questar Corp.	79,914	4,271,403
South Jersey Industries, Inc.	14,199	523,943
Southern Union Co.	45,517	1,358,682
Southwest Gas Corp.	26,857	776,704
Suburban Propane Partners LP	15,806	676,339
UGI Corp.	46,392	1,226,604
WGL Holdings, Inc.	32,132	1,061,641
		26,576,232
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	332,183	7,258,199
AMEN Properties, Inc. (a)	75	548
Black Hills Corp.	19,546	814,286

	Shares	Value
Constellation Energy Group, Inc.	87,102	$ 8,728,491
Dynegy, Inc. Class A (a)	187,139	1,424,128
Mirant Corp. (a)(d)	119,577	4,614,476
NRG Energy, Inc. (a)(d)	112,706	4,777,607
Ormat Technologies, Inc.	9,068	457,934
Renegy Holdings, Inc. (a)	1,129	7,169
		28,082,838
Multi-Utilities - 1.1%
Alliant Energy Corp.	57,027	2,367,761
Ameren Corp.	101,860	5,485,161
Aquila, Inc. (a)(d)	178,754	707,866
Avista Corp.	36,653	783,641
CenterPoint Energy, Inc.	133,302	2,379,441
CH Energy Group, Inc.	7,715	341,929
CMS Energy Corp.	101,118	1,762,487
Consolidated Edison, Inc.	132,051	6,397,871
Dominion Resources, Inc.	288,572	13,629,256
DTE Energy Co.	81,182	3,981,977
Energy East Corp.	77,061	2,129,966
Integrys Energy Group, Inc.	34,851	1,777,750
MDU Resources Group, Inc.	79,253	2,162,814
NiSource, Inc.	136,007	2,517,490
NorthWestern Energy Corp.	40,771	1,135,472
NSTAR	52,400	1,834,000
OGE Energy Corp.	43,193	1,537,671
PG&E Corp.	172,211	7,968,203
PNM Resources, Inc.	38,570	855,483
Public Service Enterprise Group, Inc.	122,871	11,763,670
Puget Energy, Inc.	50,395	1,414,588
SCANA Corp.	52,864	2,252,535
Sempra Energy	112,309	7,032,790
TECO Energy, Inc.	94,759	1,641,226
Vectren Corp.	35,249	1,034,911
Wisconsin Energy Corp.	56,733	2,714,107
Xcel Energy, Inc. (d)	195,561	4,519,415
		92,129,481
Water Utilities - 0.0%
American States Water Co. (d)	11,060	460,649
Aqua America, Inc. (d)	55,654	1,232,180
Artesian Resources Corp. Class A	3,752	71,288
California Water Service Group (d)	13,828	540,260
Middlesex Water Co.	3,274	61,715
SJW Corp.	7,881	263,698
Southwest Water Co. (d)	7,527	90,173
		2,719,963
TOTAL UTILITIES		302,646,001
TOTAL COMMON STOCKS (Cost $6,862,193,162)		8,072,610,579
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 3.65% to 4.04% 12/27/07 (e) (Cost $15,955,937)	$ 16,000,000	$ 15,961,600
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	310,996,929	310,996,929
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	237,243,472	237,243,472
TOTAL MONEY MARKET FUNDS (Cost $548,240,401)		548,240,401
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.08%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) # (Cost $29,000)	$ 29,007	29,000
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $7,426,418,500)		8,636,841,580
NET OTHER ASSETS - (2.5)%		(211,876,143)
NET ASSETS - 100%		$ 8,424,965,437
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
528 Mini-Russell 2000 Index Contracts	Dec. 2007	$ 40,624,320	$ (327,412)
742 S&P 500 Index Contracts	Dec. 2007	275,226,350	7,510,409
29 S&P 500 E-Mini Index Contracts	Dec. 2007	2,151,365	(30,279)
235 S&P MidCap 400 E-Mini Index Contracts	Dec. 2007	20,273,450	24,063
TOTAL EQUITY INDEX CONTRACTS		$ 338,275,485	$ 7,176,781
The face value of futures purchased as a percentage of net assets - 4.0%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JPMorgan Chase, Inc.	Dec. 2008	$ 2,386,662	$ (106,074)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,787,020.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,000 due 12/03/07 at 3.08%
BNP Paribas Securities Corp.	$ 20,176
Barclays Capital, Inc.	3,361
Greenwich Capital Markets, Inc.	2,522
HSBC Securities (USA), Inc.	2,522
Merrill Lynch Government Securities, Inc.	419
$ 29,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,960,330
Fidelity Securities Lending Cash Central Fund	1,948,965
Total	$ 11,909,295

Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,463,240,940. Net unrealized appreciation aggregated $1,173,600,640, of which $1,847,244,687 related to appreciated investment securities and $673,644,047 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Equity Index Fund

November 30, 2007

1.810737.103

UEI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.2%
Johnson Controls, Inc.	1,329,704	$ 51,353
The Goodyear Tire & Rubber Co. (a)	472,336	13,580
		64,933
Automobiles - 0.3%
Ford Motor Co. (a)(d)	4,700,067	35,298
General Motors Corp.	1,266,734	37,787
Harley-Davidson, Inc. (d)	562,326	27,003
		100,088
Distributors - 0.1%
Genuine Parts Co.	380,399	18,278
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	318,084	24,340
H&R Block, Inc.	726,710	14,302
		38,642
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	976,793	44,073
Darden Restaurants, Inc. (d)	317,159	12,620
Harrah's Entertainment, Inc.	419,146	36,914
International Game Technology (d)	751,260	32,800
Marriott International, Inc. Class A	715,335	26,825
McDonald's Corp.	2,667,853	155,989
Starbucks Corp. (a)	1,668,408	39,024
Starwood Hotels & Resorts Worldwide, Inc.	445,795	23,930
Wendy's International, Inc.	195,507	5,480
Wyndham Worldwide Corp.	399,796	11,662
Yum! Brands, Inc.	1,163,973	43,242
		432,559
Household Durables - 0.4%
Black & Decker Corp.	147,069	12,155
Centex Corp.	268,560	5,602
D.R. Horton, Inc. (d)	611,711	7,322
Fortune Brands, Inc. (d)	342,887	26,282
Harman International Industries, Inc.	135,377	9,964
KB Home	172,329	3,600
Leggett & Platt, Inc.	391,077	8,048
Lennar Corp. Class A (d)	312,132	4,944
Newell Rubbermaid, Inc.	618,514	16,564
Pulte Homes, Inc.	475,474	4,859
Snap-On, Inc.	129,673	6,338
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	183,761	$ 9,583
Whirlpool Corp.	174,608	14,136
		129,397
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)(d)	684,149	61,957
Expedia, Inc. (a)	457,449	14,913
IAC/InterActiveCorp (a)(d)	427,696	11,903
		88,773
Leisure Equipment & Products - 0.2%
Brunswick Corp.	199,024	4,058
Eastman Kodak Co. (d)	642,466	15,085
Hasbro, Inc.	329,229	9,143
Mattel, Inc.	821,204	16,408
		44,694
Media - 2.9%
CBS Corp. Class B	1,533,255	42,057
Clear Channel Communications, Inc.	1,114,653	40,016
Comcast Corp. Class A (a)	6,918,514	142,106
Dow Jones & Co., Inc.	146,060	8,727
E.W. Scripps Co. Class A	200,908	8,729
Gannett Co., Inc.	521,351	19,160
Interpublic Group of Companies, Inc. (a)(d)	1,055,401	10,016
McGraw-Hill Companies, Inc.	758,648	37,234
Meredith Corp.	86,138	4,742
News Corp. Class A	5,182,290	109,191
Omnicom Group, Inc.	734,919	35,827
The DIRECTV Group, Inc. (a)	1,607,075	39,968
The New York Times Co. Class A	322,178	5,316
The Walt Disney Co.	4,344,875	144,033
Time Warner, Inc.	8,348,269	144,091
Tribune Co.	172,324	5,349
Viacom, Inc. Class B (non-vtg.) (a)	1,537,033	64,586
		861,148
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	227,827	4,254
Dillard's, Inc. Class A (d)	136,205	2,777
Family Dollar Stores, Inc.	325,901	7,675
JCPenney Co., Inc.	496,157	21,890
Kohl's Corp. (a)	711,387	35,057
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	970,479	$ 28,775
Nordstrom, Inc.	442,826	14,852
Sears Holdings Corp. (a)(d)	169,473	17,881
Target Corp.	1,895,169	113,824
		246,985
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	194,016	15,917
AutoNation, Inc. (a)(d)	308,741	5,094
AutoZone, Inc. (a)(d)	102,427	11,434
Bed Bath & Beyond, Inc.	607,426	19,104
Best Buy Co., Inc. (d)	785,284	40,089
Circuit City Stores, Inc. (d)	377,246	2,441
Gap, Inc.	1,107,861	22,600
Home Depot, Inc. (d)	3,779,974	107,956
Limited Brands, Inc.	713,731	14,332
Lowe's Companies, Inc.	3,309,937	80,796
Office Depot, Inc. (a)	610,612	10,466
OfficeMax, Inc.	168,627	4,204
RadioShack Corp.	308,425	5,706
Sherwin-Williams Co.	243,056	15,271
Staples, Inc.	1,598,179	37,877
Tiffany & Co., Inc.	306,060	14,210
TJX Companies, Inc.	995,313	29,202
		436,699
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	835,192	31,019
Jones Apparel Group, Inc.	190,859	3,558
Liz Claiborne, Inc.	228,921	5,744
NIKE, Inc. Class B	865,481	56,819
Polo Ralph Lauren Corp. Class A	134,091	9,250
VF Corp.	198,944	14,879
		121,269
TOTAL CONSUMER DISCRETIONARY		2,583,465
CONSUMER STAPLES - 10.1%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	1,677,953	88,462
Brown-Forman Corp. Class B (non-vtg.)	193,577	13,674
Coca-Cola Enterprises, Inc.	638,112	16,572
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	434,326	$ 10,228
Molson Coors Brewing Co. Class B	305,147	16,429
Pepsi Bottling Group, Inc.	313,667	13,384
PepsiCo, Inc.	3,617,037	279,163
The Coca-Cola Co.	4,454,008	276,594
		714,506
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	980,353	66,076
CVS Caremark Corp.	3,315,097	132,902
Kroger Co.	1,583,782	45,534
Safeway, Inc.	982,952	34,207
SUPERVALU, Inc.	470,321	19,692
Sysco Corp.	1,365,459	44,391
Wal-Mart Stores, Inc.	5,373,113	257,372
Walgreen Co.	2,224,341	81,389
Whole Foods Market, Inc. (d)	311,131	13,382
		694,945
Food Products - 1.5%
Archer-Daniels-Midland Co.	1,440,704	52,370
Campbell Soup Co. (d)	503,044	18,472
ConAgra Foods, Inc.	1,096,465	27,434
Dean Foods Co. (d)	289,943	7,231
General Mills, Inc.	739,146	44,460
H.J. Heinz Co.	714,425	33,792
Hershey Co.	378,439	15,104
Kellogg Co.	593,935	32,096
Kraft Foods, Inc. Class A	3,529,562	121,946
McCormick & Co., Inc. (non-vtg.)	290,321	11,093
Sara Lee Corp.	1,621,897	27,297
Tyson Foods, Inc. Class A	615,779	9,181
Wm. Wrigley Jr. Co. (d)	486,313	31,124
		431,600
Household Products - 2.3%
Clorox Co. (d)	309,751	20,097
Colgate-Palmolive Co.	1,141,545	91,415
Kimberly-Clark Corp.	952,758	66,512
Procter & Gamble Co.	6,985,989	516,963
		694,987
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	968,506	$ 39,757
Estee Lauder Companies, Inc. Class A	256,585	11,516
		51,273
Tobacco - 1.4%
Altria Group, Inc.	4,712,637	365,512
Reynolds American, Inc. (d)	383,007	26,818
UST, Inc.	356,767	20,657
		412,987
TOTAL CONSUMER STAPLES		3,000,298
ENERGY - 11.7%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	715,348	57,421
BJ Services Co.	652,809	16,046
ENSCO International, Inc.	331,307	17,841
Halliburton Co.	1,992,688	72,952
Nabors Industries Ltd. (a)(d)	629,451	16,932
National Oilwell Varco, Inc. (a)	797,392	54,342
Noble Corp.	601,031	31,332
Rowan Companies, Inc.	247,388	8,758
Schlumberger Ltd. (NY Shares)	2,668,505	249,372
Smith International, Inc.	448,883	28,154
Transocean, Inc. (a)	693,265	95,178
Weatherford International Ltd. (a)(d)	754,379	47,239
		695,567
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	1,038,468	58,777
Apache Corp.	743,218	71,936
Chesapeake Energy Corp. (d)	990,966	37,508
Chevron Corp.	4,771,961	418,835
ConocoPhillips	3,642,553	291,550
CONSOL Energy, Inc.	408,141	24,195
Devon Energy Corp.	998,398	82,677
El Paso Corp.	1,568,250	25,217
EOG Resources, Inc.	548,011	45,364
Exxon Mobil Corp.	12,415,641	1,106,985
Hess Corp.	619,302	44,107
Marathon Oil Corp.	1,601,483	89,523
Murphy Oil Corp.	421,976	30,180
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	383,053	$ 27,595
Occidental Petroleum Corp.	1,859,670	129,749
Peabody Energy Corp. (d)	594,351	33,070
Spectra Energy Corp.	1,415,050	34,867
Sunoco, Inc.	269,433	18,079
Tesoro Corp.	306,313	15,064
Valero Energy Corp.	1,239,766	80,672
Williams Companies, Inc.	1,343,657	46,638
XTO Energy, Inc.	863,690	53,393
		2,765,981
TOTAL ENERGY		3,461,548
FINANCIALS - 18.3%
Capital Markets - 3.4%
American Capital Strategies Ltd.	420,699	15,822
Ameriprise Financial, Inc.	526,700	30,912
Bank New York Mellon Corp.	2,547,148	122,161
Bear Stearns Companies, Inc.	259,951	25,917
Charles Schwab Corp.	2,121,643	51,577
E*TRADE Financial Corp. (a)(d)	951,963	4,379
Federated Investors, Inc. Class B (non-vtg.)	195,978	7,994
Franklin Resources, Inc.	363,371	44,760
Goldman Sachs Group, Inc.	908,083	205,808
Janus Capital Group, Inc.	353,328	11,861
Legg Mason, Inc.	297,207	22,680
Lehman Brothers Holdings, Inc.	1,188,196	74,417
Merrill Lynch & Co., Inc.	1,929,435	115,650
Morgan Stanley	2,356,188	124,218
Northern Trust Corp.	428,641	34,716
State Street Corp.	871,955	69,660
T. Rowe Price Group, Inc.	593,590	36,494
		999,026
Commercial Banks - 3.2%
BB&T Corp. (d)	1,235,569	44,579
Comerica, Inc.	342,522	15,681
Commerce Bancorp, Inc.	430,350	17,137
Fifth Third Bancorp (d)	1,199,189	35,868
First Horizon National Corp. (d)	282,589	6,240
Huntington Bancshares, Inc.	819,145	12,852
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	871,610	$ 22,958
M&T Bank Corp.	167,897	15,272
Marshall & Ilsley Corp.	596,669	18,777
National City Corp.	1,417,640	28,013
PNC Financial Services Group, Inc.	765,588	56,049
Regions Financial Corp.	1,575,778	41,648
SunTrust Banks, Inc.	781,376	54,782
Synovus Financial Corp. (d)	732,943	18,243
U.S. Bancorp, Delaware	3,864,733	127,884
Wachovia Corp.	4,260,013	183,181
Wells Fargo & Co.	7,482,294	242,651
Zions Bancorp	240,819	13,141
		954,956
Consumer Finance - 0.9%
American Express Co.	2,647,957	156,177
Capital One Financial Corp.	935,013	49,846
Discover Financial Services	1,068,321	18,557
SLM Corp.	923,670	35,173
		259,753
Diversified Financial Services - 4.7%
Bank of America Corp.	9,933,282	458,222
CIT Group, Inc.	427,115	11,361
Citigroup, Inc. (d)	11,135,836	370,823
CME Group, Inc.	118,914	78,317
IntercontinentalExchange, Inc. (a)	155,106	25,896
JPMorgan Chase & Co.	7,575,055	345,574
Leucadia National Corp. (d)	368,559	17,308
Moody's Corp.	495,902	18,676
NYSE Euronext	590,979	51,179
		1,377,356
Insurance - 4.3%
ACE Ltd.	736,507	44,065
AFLAC, Inc.	1,093,499	68,497
Allstate Corp.	1,309,547	66,944
AMBAC Financial Group, Inc. (d)	227,735	6,201
American International Group, Inc.	5,740,539	333,698
Aon Corp.	655,397	32,750
Assurant, Inc.	216,002	14,133
Cincinnati Financial Corp.	385,032	15,394
Genworth Financial, Inc. Class A (non-vtg.)	990,966	26,003
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	711,148	$ 67,787
Lincoln National Corp.	605,947	37,308
Loews Corp.	995,220	47,562
Marsh & McLennan Companies, Inc.	1,213,299	30,478
MBIA, Inc. (d)	283,276	10,342
MetLife, Inc.	1,662,961	109,074
Principal Financial Group, Inc.	594,598	38,940
Progressive Corp.	1,620,941	29,825
Prudential Financial, Inc.	1,027,499	96,729
SAFECO Corp. (d)	211,656	12,215
The Chubb Corp.	880,446	48,028
The Travelers Companies, Inc.	1,469,650	78,053
Torchmark Corp.	214,217	13,213
Unum Group	807,666	20,062
XL Capital Ltd. Class A	406,845	23,813
		1,271,114
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	216,558	8,613
AvalonBay Communities, Inc.	178,494	17,749
Boston Properties, Inc. (d)	266,467	26,226
Developers Diversified Realty Corp.	278,027	12,347
Equity Residential (SBI)	620,383	23,084
General Growth Properties, Inc. (d)	549,752	25,530
Host Hotels & Resorts, Inc.	1,169,126	22,436
Kimco Realty Corp.	564,623	22,297
Plum Creek Timber Co., Inc. (d)	390,799	18,121
ProLogis Trust (d)	575,236	37,632
Public Storage	278,644	21,550
Simon Property Group, Inc. (d)	500,090	49,234
Vornado Realty Trust	299,446	26,950
		311,769
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	441,396	10,483
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp. (d)	1,289,449	13,952
Fannie Mae (d)	2,179,131	83,722
Freddie Mac	1,455,373	51,040
Hudson City Bancorp, Inc.	1,190,533	18,120
MGIC Investment Corp. (d)	183,459	4,315
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc. (d)	804,454	$ 9,468
Washington Mutual, Inc. (d)	1,960,356	38,227
		218,844
TOTAL FINANCIALS		5,403,301
HEALTH CARE - 12.1%
Biotechnology - 1.3%
Amgen, Inc. (a)	2,432,737	134,409
Biogen Idec, Inc. (a)	644,540	47,773
Celgene Corp. (a)	856,764	52,734
Genzyme Corp. (a)	590,308	44,232
Gilead Sciences, Inc. (a)	2,073,711	96,511
		375,659
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	1,443,267	86,408
Becton, Dickinson & Co.	544,841	45,075
Boston Scientific Corp. (a)	2,986,450	37,719
C.R. Bard, Inc.	231,375	19,558
Covidien Ltd.	1,112,958	44,641
Hospira, Inc. (a)	351,680	15,228
Medtronic, Inc.	2,538,803	129,098
St. Jude Medical, Inc. (a)	763,132	30,334
Stryker Corp. (d)	531,134	38,576
Varian Medical Systems, Inc. (a)	282,990	14,138
Zimmer Holdings, Inc. (a)	528,703	34,223
		494,998
Health Care Providers & Services - 2.3%
Aetna, Inc.	1,144,800	63,971
AmerisourceBergen Corp.	403,332	18,299
Cardinal Health, Inc.	816,022	49,410
CIGNA Corp.	633,203	33,946
Coventry Health Care, Inc. (a)	349,876	20,251
Express Scripts, Inc. (a)	577,215	39,106
Humana, Inc. (a)	377,339	29,066
Laboratory Corp. of America Holdings (a)(d)	262,583	19,082
McKesson Corp.	662,613	44,216
Medco Health Solutions, Inc. (a)	606,151	60,609
Patterson Companies, Inc. (a)	313,282	10,081
Quest Diagnostics, Inc. (d)	349,930	19,267
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	1,060,773	$ 5,845
UnitedHealth Group, Inc.	2,965,821	163,120
WellPoint, Inc. (a)	1,278,467	107,660
		683,929
Health Care Technology - 0.0%
IMS Health, Inc.	436,456	10,191
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	410,521	14,023
Millipore Corp. (a)	120,772	9,889
PerkinElmer, Inc.	271,542	7,408
Thermo Fisher Scientific, Inc. (a)(d)	954,925	55,042
Waters Corp. (a)	223,427	17,436
		103,798
Pharmaceuticals - 6.5%
Abbott Laboratories	3,459,589	198,961
Allergan, Inc.	688,385	46,149
Barr Pharmaceuticals, Inc. (a)(d)	240,000	12,888
Bristol-Myers Squibb Co.	4,427,668	131,192
Eli Lilly & Co.	2,209,070	116,970
Forest Laboratories, Inc. (a)	707,720	27,283
Johnson & Johnson	6,479,532	438,923
King Pharmaceuticals, Inc. (a)	546,576	5,788
Merck & Co., Inc.	4,871,922	289,197
Mylan, Inc. (d)	676,720	9,731
Pfizer, Inc.	15,506,750	368,440
Schering-Plough Corp.	3,625,113	113,466
Watson Pharmaceuticals, Inc. (a)	229,457	6,725
Wyeth	3,010,060	147,794
		1,913,507
TOTAL HEALTH CARE		3,582,082
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.8%
General Dynamics Corp.	908,202	80,630
Goodrich Corp.	280,366	19,987
Honeywell International, Inc.	1,675,329	94,857
L-3 Communications Holdings, Inc.	282,152	31,220
Lockheed Martin Corp.	777,265	86,020
Northrop Grumman Corp.	769,357	60,618
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	308,596	$ 45,469
Raytheon Co.	979,001	60,551
Rockwell Collins, Inc.	373,100	26,908
The Boeing Co.	1,754,387	162,351
United Technologies Corp.	2,220,168	166,002
		834,613
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	386,375	19,918
Expeditors International of Washington, Inc.	476,804	22,372
FedEx Corp.	691,198	68,062
United Parcel Service, Inc. Class B	2,350,016	173,149
		283,501
Airlines - 0.1%
Southwest Airlines Co.	1,672,912	23,672
Building Products - 0.1%
Masco Corp. (d)	821,865	18,410
Trane, Inc.	383,710	14,086
		32,496
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	645,525	7,365
Avery Dennison Corp.	238,364	12,421
Cintas Corp.	301,974	9,660
Equifax, Inc.	295,129	10,988
Monster Worldwide, Inc. (a)	296,293	10,006
Pitney Bowes, Inc.	492,208	18,950
R.R. Donnelley & Sons Co.	497,184	18,227
Robert Half International, Inc.	366,981	9,894
Waste Management, Inc.	1,162,057	39,882
		137,393
Construction & Engineering - 0.2%
Fluor Corp.	197,694	29,095
Jacobs Engineering Group, Inc. (a)(d)	268,386	22,483
		51,578
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	411,208	20,651
Emerson Electric Co.	1,772,994	101,096
Rockwell Automation, Inc.	341,513	23,185
		144,932
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.7%
3M Co.	1,602,389	$ 133,415
General Electric Co.	22,936,683	878,246
Textron, Inc.	558,991	38,598
Tyco International Ltd.	1,112,867	44,659
		1,094,918
Machinery - 1.8%
Caterpillar, Inc.	1,430,787	102,874
Cummins, Inc.	232,915	27,228
Danaher Corp.	551,898	47,916
Deere & Co.	496,687	85,331
Dover Corp.	457,956	21,194
Eaton Corp.	326,158	29,129
Illinois Tool Works, Inc.	939,181	52,125
Ingersoll-Rand Co. Ltd. Class A	641,699	33,137
ITT Corp.	405,363	26,122
Manitowoc Co., Inc.	280,832	12,314
PACCAR, Inc.	834,758	42,247
Pall Corp.	274,443	10,497
Parker Hannifin Corp.	390,076	30,984
Terex Corp. (a)(d)	228,109	14,702
		535,800
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	672,477	56,165
CSX Corp.	982,753	41,276
Norfolk Southern Corp.	881,102	45,121
Ryder System, Inc.	133,924	5,807
Union Pacific Corp.	596,360	75,225
		223,594
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	150,783	13,314
TOTAL INDUSTRIALS		3,375,811
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.6%
Ciena Corp. (a)(d)	192,435	8,463
Cisco Systems, Inc. (a)	13,634,803	382,047
Corning, Inc.	3,521,255	85,531
JDS Uniphase Corp. (a)	473,803	6,377
Juniper Networks, Inc. (a)(d)	1,150,844	34,203
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	5,181,371	$ 82,746
QUALCOMM, Inc.	3,747,871	152,838
Tellabs, Inc. (a)	981,145	6,829
		759,034
Computers & Peripherals - 4.3%
Apple, Inc. (a)	1,946,744	354,736
Dell, Inc. (a)(d)	5,085,145	124,789
EMC Corp. (a)	4,694,910	90,471
Hewlett-Packard Co.	5,771,147	295,252
International Business Machines Corp.	3,045,352	320,310
Lexmark International, Inc. Class A (a)(d)	211,544	7,379
Network Appliance, Inc. (a)	796,525	19,682
QLogic Corp. (a)	306,425	4,143
SanDisk Corp. (a)	510,043	19,096
Sun Microsystems, Inc. (a)	1,854,829	38,543
Teradata Corp. (a)	404,060	10,489
		1,284,890
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	865,311	32,735
Jabil Circuit, Inc.	464,627	7,875
Molex, Inc.	321,450	8,859
Tyco Electronics Ltd.	1,112,996	41,615
		91,084
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)(d)	370,710	14,109
eBay, Inc. (a)	2,553,969	85,635
Google, Inc. Class A (sub. vtg.) (a)	517,063	358,325
VeriSign, Inc. (a)	494,616	20,230
Yahoo!, Inc. (a)	3,015,739	80,852
		559,151
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	222,871	9,352
Automatic Data Processing, Inc.	1,188,810	53,568
Cognizant Technology Solutions Corp. Class A (a)	647,406	20,134
Computer Sciences Corp. (a)	389,493	20,573
Convergys Corp. (a)	303,511	4,950
Electronic Data Systems Corp.	1,139,275	23,082
Fidelity National Information Services, Inc.	380,302	16,437
Fiserv, Inc. (a)	373,560	19,175
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	761,470	$ 29,697
The Western Union Co.	1,729,641	39,090
Unisys Corp. (a)	783,382	3,886
		239,944
Office Electronics - 0.1%
Xerox Corp.	2,094,970	35,363
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	1,341,173	13,090
Altera Corp.	751,858	14,120
Analog Devices, Inc.	696,607	21,442
Applied Materials, Inc.	3,084,971	58,090
Broadcom Corp. Class A (a)	1,050,117	28,080
Intel Corp.	13,073,191	340,949
KLA-Tencor Corp.	407,747	19,604
Linear Technology Corp. (d)	496,954	15,137
LSI Corp. (a)(d)	1,602,945	8,896
MEMC Electronic Materials, Inc. (a)(d)	503,870	39,090
Microchip Technology, Inc.	486,752	14,014
Micron Technology, Inc. (a)(d)	1,694,301	14,097
National Semiconductor Corp.	538,151	12,302
Novellus Systems, Inc. (a)	259,997	6,763
NVIDIA Corp. (a)	1,228,548	38,748
Teradyne, Inc. (a)	388,705	4,233
Texas Instruments, Inc.	3,199,093	100,995
Xilinx, Inc.	662,395	14,506
		764,156
Software - 3.5%
Adobe Systems, Inc. (a)	1,317,251	55,509
Autodesk, Inc. (a)	514,869	24,245
BMC Software, Inc. (a)	450,398	14,899
CA, Inc. (d)	870,007	21,306
Citrix Systems, Inc. (a)	424,666	15,704
Compuware Corp. (a)	640,682	5,292
Electronic Arts, Inc. (a)(d)	696,278	39,124
Intuit, Inc. (a)	758,646	22,244
Microsoft Corp.	18,049,338	606,458
Novell, Inc. (a)	783,167	5,498
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	8,813,296	$ 177,852
Symantec Corp. (a)	2,013,399	35,839
		1,023,970
TOTAL INFORMATION TECHNOLOGY		4,757,592
MATERIALS - 3.3%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	483,692	47,905
Ashland, Inc.	125,146	6,162
Dow Chemical Co.	2,126,764	89,196
E.I. du Pont de Nemours & Co.	2,060,658	95,099
Eastman Chemical Co.	188,142	12,081
Ecolab, Inc.	389,874	18,675
Hercules, Inc.	259,673	5,040
International Flavors & Fragrances, Inc.	182,554	9,153
Monsanto Co.	1,221,047	121,335
PPG Industries, Inc.	367,241	25,207
Praxair, Inc.	716,015	61,133
Rohm & Haas Co.	284,275	15,456
Sigma Aldrich Corp.	293,923	15,475
		521,917
Construction Materials - 0.1%
Vulcan Materials Co. (d)	241,795	21,471
Containers & Packaging - 0.1%
Ball Corp.	229,257	10,603
Bemis Co., Inc.	233,945	6,347
Pactiv Corp. (a)	292,629	7,433
Sealed Air Corp.	361,552	8,449
Temple-Inland, Inc.	237,232	10,906
		43,738
Metals & Mining - 1.0%
Alcoa, Inc.	1,978,963	71,975
Allegheny Technologies, Inc.	228,821	22,367
Freeport-McMoRan Copper & Gold, Inc. Class B	854,523	84,538
Newmont Mining Corp.	1,010,797	50,227
Nucor Corp.	644,482	38,160
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (d)	196,059	$ 5,817
United States Steel Corp.	264,631	25,854
		298,938
Paper & Forest Products - 0.3%
International Paper Co.	961,759	32,459
MeadWestvaco Corp.	410,599	13,496
Weyerhaeuser Co.	483,211	35,361
		81,316
TOTAL MATERIALS		967,380
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	13,652,913	521,678
CenturyTel, Inc.	250,535	10,680
Citizens Communications Co.	761,670	9,886
Embarq Corp.	341,549	17,402
Qwest Communications International, Inc. (a)	3,576,501	23,712
Verizon Communications, Inc.	6,497,511	280,757
Windstream Corp.	1,068,679	13,839
		877,954
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	919,638	41,880
Sprint Nextel Corp.	6,372,324	98,898
		140,778
TOTAL TELECOMMUNICATION SERVICES		1,018,732
UTILITIES - 3.5%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	371,762	22,585
American Electric Power Co., Inc.	893,642	42,600
Duke Energy Corp.	2,821,096	55,829
Edison International	729,347	40,829
Entergy Corp.	438,046	52,364
Exelon Corp.	1,509,174	122,349
FirstEnergy Corp.	682,391	46,785
FPL Group, Inc.	910,718	63,532
Pepco Holdings, Inc.	433,184	12,172
Pinnacle West Capital Corp.	224,548	9,624
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	857,593	$ 43,703
Progress Energy, Inc.	579,575	28,295
Southern Co.	1,693,310	63,702
		604,369
Gas Utilities - 0.1%
Nicor, Inc.	100,990	4,256
Questar Corp.	386,451	20,656
		24,912
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,496,730	32,704
Constellation Energy Group, Inc.	404,046	40,489
Dynegy, Inc. Class A (a)	1,109,380	8,442
		81,635
Multi-Utilities - 1.1%
Ameren Corp.	464,729	25,026
CenterPoint Energy, Inc.	718,983	12,834
CMS Energy Corp. (d)	502,736	8,763
Consolidated Edison, Inc.	606,594	29,389
Dominion Resources, Inc.	1,302,952	61,538
DTE Energy Co.	382,010	18,738
Integrys Energy Group, Inc.	170,120	8,678
NiSource, Inc.	613,726	11,360
PG&E Corp.	791,013	36,600
Public Service Enterprise Group, Inc.	569,228	54,498
Sempra Energy	591,033	37,010
TECO Energy, Inc. (d)	471,304	8,163
Xcel Energy, Inc. (d)	939,914	21,721
		334,318
TOTAL UTILITIES		1,045,234
TOTAL COMMON STOCKS (Cost $19,236,403)		29,195,443
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.65% 12/27/07 (e) (Cost $23,436)	$ 23,500	23,444
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.73% (b)	275,890,104	$ 275,890
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	944,650,182	944,650
TOTAL MONEY MARKET FUNDS (Cost $1,220,540)		1,220,540
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $20,480,379)		30,439,427
NET OTHER ASSETS - (2.9)%		(863,550)
NET ASSETS - 100%		$ 29,575,877
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,040 S&P 500 Index Contracts	Dec. 2007	$ 385,762	$ (2,619)
The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $18,186,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19,272
Fidelity Securities Lending Cash Central Fund	1,459
Total	$ 20,731
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $20,602,547,000. Net unrealized appreciation aggregated $9,836,880,000, of which $11,731,531,000 related to appreciated investment securities and $1,894,651,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008